UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07989

                             Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                     Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.TCW.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer, bank, or retirement plan), or by calling 1-800-241-4671 if you invest directly with the Funds.

You may elect to receive all future reports in paper free of charge. Contact your financial intermediary or, if you invest directly with the Funds, call 1-800-241-4671, to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held through your financial intermediary or directly with TCW.

Metropolitan West Funds	September 30, 2019

METROPOLITAN WEST FUNDS

Dear Fellow Shareholder,

We are pleased to provide the following Semi-Annual Report for the Funds for the period ended September 30, 2019. Given the backdrop of falling rates and strong investor sponsorship, the assets of the Funds ticked upwards to roughly $86 billion, a measure viewed with great appreciation for the confidence it conveys and the responsibility of meeting client expectations.

The September 30, 2019 Semi-Annual Report covers the following Metropolitan West Funds:

Metropolitan West AlphaTrak 500 Fund	M-Class (MWATX)
Metropolitan West Corporate Bond Fund	M-Class (MWCSX), I Class (MWCBX)
Metropolitan West Flexible Income Fund	M-Class (MWFSX ), I Class (MWFEX)
Metropolitan West Floating Rate Income Fund	M-Class (MWFRX), I Class (MWFLX)
Metropolitan West High Yield Bond Fund	M-Class (MWHYX), I-Class (MWHIX)
Metropolitan West Intermediate Bond Fund	M-Class (MWIMX), I-Class (MWIIX)
Metropolitan West Investment Grade Credit Fund	M-Class (MWISX), I Class (MWIGX)
Metropolitan West Low Duration Bond Fund	M-Class (MWLDX), I-Class (MWLIX),
Administrative-Class (MWLNX)
Metropolitan West Strategic Income Fund	M-Class (MWSTX), I Class (MWSIX)
Metropolitan West Total Return Bond Fund	M-Class (MWTRX), I-Class (MWTIX),
Administrative-Class (MWTNX),
Plan-Class (MWTSX)
Metropolitan West Ultra Short Bond Fund	M-Class (MWUSX), I-Class (MWUIX)
Metropolitan West Unconstrained Bond Fund	M-Class (MWCRX), I Class (MWCIX)

Economic Review and Market Environment

Having foreshadowed a willingness to renew monetary accommodation as early as January of this year, perhaps the Fed could be lauded for holding off action until the third quarter against the withering criticism from the President and intermittently volatile markets. But capitulate it finally did, not once but twice, with an ease of 25 basis points in September to follow one in late July, which had marked its first cut since 2008. It is not just the Fed - ECB President Mario Draghi delivered a boost to global markets earlier in the period as he indicated that additional monetary easing could be on the way, with a seemingly low bar for central bank action. These dovish shifts have occurred against a backdrop of heightened trade tensions that disaffected economic measurables in a meaningful way. Global recessionary concerns have mounted and manufacturing is of particular concern, highlighted by a drop in German manufacturing to a 10-year low, while the U.S. manufacturing PMI Index fell into contraction territory for the first time in three years. Not surprisingly, businesses remain skeptical of the prospective environment, as evidenced by sharp declines in survey-based measures of expectations, confidence, and spending decisions.

Despite the continuing late-cycle conditions characterizing the U.S. and global economy (i.e., soaring debt and slowing growth), thus far, a strong consumer and accommodative Fed have kept the expansion going and asset prices higher for the most part. Notwithstanding periodic sell-offs, equity markets continued their ascent to record highs, reflected in a 6.5% gain for the S&P 500 Index during the six-month period and 20% return year-to-date. Fixed income markets, too, have posted impressive total returns, with the Bloomberg Barclays Aggregate Index up 5.4% for the six-month period and 8.5% year-to-date. Corporate credit drove fixed income returns over the reporting period, gaining 7.7% on a total return basis and outpacing duration-matched Treasuries by nearly 115 bps during the period. High yield corporates followed with a six-month return of 3.9% and excess returns of nearly 60 bps. Securitized products were mixed, as agency mortgage-backed securities (MBS) trailed given the continued headwinds of Fed balance sheet reduction in addition to uncertainty stemming from the introduction of the single security platform for TBA issues. Meanwhile, non-agency MBS continued to post consistent, positive returns, particularly from issues backed by subprime and alt-A collateral. Commercial MBS (CMBS) also delivered positive returns, led by non-agency backed CMBS securities. Finally, ABS securities outperformed duration-matched Treasuries by over 30 bps.

The Economy and Market Ahead

Following a prolonged, albeit not especially vigorous, expansion, the management team has increasingly viewed current conditions as late-cycle in character, with a slowing pace of growth a consequence. Given the decidedly tightening posture of the Fed between late 2016 and early 2019 – nine rate hikes and significant balance sheet reduction – it’s not surprising that activity would turn down somewhat, particularly with a flatter yield curve reducing the incentives for financial intermediaries to expand their lending books. Add in the uncertainty of trade policy and you have players in the real economy deferring capital investment (weakening business confidence) and production volume (falling ISM manufacturing), putting further downward pressure on potential growth. The investment

1 / Semi-Annual Report September 2019

management team continues to emphasize a cycle-aware philosophy to mitigate the effects of a more challenging downturn and remains positioned to expand the risk budget when long-term expected returns are more favorable.

Data sources for the discussion above include Barclays, Bloomberg, JPMorgan and Merrill Lynch. Effective November 27, 2017, BofAML Indices were rebranded to ICE BofAML.

Fund Performance Commentary

The performance data presented below represents past performance and is no guarantee of future results. Total returns include reinvestment of dividends and distributions. Current performance may be lower or higher than the performance data presented. Performance data current to the most recent month end is available on the Funds’ website at TCW.com. Investment returns and principal value will fluctuate with market conditions. The value of an investment in a Fund, when redeemed, may be worth more or less than its original purchase cost.

Metropolitan West AlphaTrak 500 Fund

(MWATX)

The MetWest AlphaTrak 500 Fund (“Fund”) gained 6.43% (net of fees) for the half-year ending September 30, 2019, while the S&P 500 Index returned 6.08%. Bolstering the Fund’s performance was the corporate credit allocation, particularly in banking financials, consumer non-cyclicals such as healthcare and pharmaceuticals, as well as communications including wireless and wirelines. Securitized products further contributed, led by both agency and non-agency CMBS, as investors continued their reach for yield, while non-agency MBS backed by subprime and option ARM collateral types were also additive. In ABS, contribution to Fund performance was driven by government guaranteed student loans, followed by credit cards and highly rated CLOs, as the overall sector benefited from a healthy consumer sustained by a strong labor landscape. Finally, as rates rose during the early part of the period, the duration of the Fund extended from 0.6 to 0.9 years. The longer duration profile benefited Fund returns as rates ultimately ended lower from six months ago.

Cautious of the late credit cycle, the Fund continues to maintain a defensive stance with minimal exposure to the more vulnerable (i.e., “breakable”) credit issuers and industries. Positioning emphasizes financials such as large U.S. banks, and among industrials, the exposure favors consumer non-cyclicals such as pharmaceuticals and healthcare, with an eye towards adding opportunistically during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of securitized products remain a haven from credit excesses while still generating incremental return, while informing vigilance against pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS remain an area to pick up relatively reliable yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market. Finally, the Fund focuses on agency-backed issues within CMBS as well as super senior ABS backed by government guaranteed student loan collateral. Finally, despite low rates, the Fund holds a sizable allocation to government and cash bonds as a buffer given the potential for equity volatility.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWATX (Inception: June 29, 1998)	6.43%	5.50%	14.67%	12.07%	16.35%	6.96%
Standard & Poor’s 500 Index	6.08%	4.25%	13.39%	10.83%	13.23%	6.63%

Metropolitan West Corporate Bond Fund

M-Class (MWCSX), I-Class (MWCBX)

The MetWest Corporate Bond Fund – I Class (“Fund”) gained 8.42% (net of fees) for the six-month period ending September 30, 2019, outpacing the Bloomberg Barclays U.S. Corporate Index (“Index”) by over 75 bps. Corporate issue selection contributed positively to returns, particularly among communications and financials (REITS, finance companies, and insurance), which were among top Index performers. As yields fell, the exposure to utilities was beneficial, while a modest drag came from the underweight to automotives and manufacturing, which ended the period tighter amid more conciliatory trade talks between U.S. and China. Meanwhile, an additional benefit came from the underweight to energy, as the sector faced headwinds from commodity price pressures and trailed duration-matched Treasuries by nearly 40 bps, though an emphasis on the midstream subsector detracted. In addition, the off-Index allocation to securitized products boosted Fund performance, particularly non-agency CMBS given strong cash flows, with the overall sector benefiting from investors’ search for yield.

Portfolio duration was adjusted during the period as Treasury yields shifted, ending September 0.05 years long versus the benchmark (from roughly one-tenth long at the end of March). By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications (favoring cable and wirelines), utilities (particularly electric), as well as insurance and finance companies, with an eye towards adding opportunistically

Semi-Annual Report September 2019 / 2

across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Finally, the Fund maintains an allocation to high quality taxable municipal bonds that are self-financing and do not rely on government actions to make payments.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWCSX (Inception: June 29, 2018)	8.28%	14.73%	—	—	—	13.08%
Bloomberg Barclays U.S. Corporate Index	7.66%	13.00%	—	—	—	11.08%
MWCBX (Inception: June 29, 2018)	8.42%	15.01%	—	—	—	13.36%
Bloomberg Barclays U.S. Corporate Index	7.66%	13.00%	—	—	—	11.08%

Metropolitan West Flexible Income Fund

M-Class (MWFSX), I-Class (MWFEX)

The MetWest Flexible Income Fund – I Class (“Fund”) gained 7.41% net of fees for the six-month period ending September 30, 2019, outpacing the Bloomberg Barclays Aggregate Index (“Index”) by 199 bps. Securitized products drove outperformance, led by legacy residential non-agency MBS (absent in the benchmark) and commercial MBS. Legacy non-agency MBS continued to edge steadily higher, supported by solid demand and attractive fundamentals, while CMBS (particularly non-agency CMBS) outpaced Index returns on a duration-adjusted basis. A defensive bent to the corporate credit allocation also contributed positively to returns over the period, particularly the emphasis on consumer non-cyclicals and communications, which were top performers. Further benefit came from the underweight to energy, as the sector faced considerable headwinds of commodity price pressures and trailed duration-matched Treasuries by nearly 40 bps. Finally, the Fund’s duration position was extended during the period, though was still relatively short versus the Index and acted as a headwind to performance as rates fell across the curve.

Portfolio strategy and potential repositioning will continue to be guided by TCW’s views on valuations across the allocable sectors. By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications and consumer non-cyclicals such as pharmaceuticals, healthcare, or food and beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up safe yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market, while the allocation to agency MBS is slightly ahead of the benchmark. Elsewhere in securitized, the Fund focuses on super senior ABS backed by government guaranteed student loan collateral and agency-backed issues within CMBS. Finally, as mentioned above, the duration profile was extended as the Fund ramped up, ending the period at 3.3 years.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWFSX (Inception: November 30, 2018)	7.20%	—	—	—	—	18.19%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%	—	—	—	—	10.51%
MWFEX (Inception: November 30, 2018)	7.41%	—	—	—	—	18.41%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%	—	—	—	—	10.51%

Metropolitan West Floating Rate Income Fund

M-Class (MWFRX), I-Class (MWFLX)

For the half-year ending September 30, 2019, the MetWest Floating Rate Income Fund I-Class (“Fund”) gained 2.63% (net of fees), performing slightly behind the S&P/LSTA Leveraged Loan Index (“Index”). Issue selection among consumer non-cyclicals like healthcare and food & beverage boosted performance, while further contributing was the underweight to industries with more market sensitivity such as energy, metals & minerals, and retail, which were among the worst performing in the Index. Specifically, retailers continued to be disrupted by e-commerce (i.e. the Amazon Effect) and commodity-related sectors were weighed down by volatility associated with the U.S./China trade war. Detracting from returns, however, was issue selection within financials and utilities, particularly insurance and electric names. From a quality perspective, the Fund’s bias for higher-rated loans was additive as lower quality lagged over the period, especially amid increased rating agency activities in the form of downgrades and negative outlooks. Illustratively, the end of the specified period marked a monthly record in single-B net downgrades during September.

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Cautious of the late credit cycle, the Fund continues to maintain a defensive stance, favoring “bendable” industries such as healthcare, food & beverage, gaming, packaging, and communications, while holding an underweight to cyclicals, technology, and retail. A general risk-off environment and idiosyncratic volatility capped off the specified period, affording tactical adjustments by the Fund at attractive levels including additions in non-cyclicals, automotive, services, and media, while trims were carried out in cable, healthcare, packaging, gaming, and technology. Going forward, with the ongoing bifurcation in quality, increased supply, and limited appetite for single Bs and triple C loans, expectations are for higher yield premiums to materialize. Furthermore, fundamentals continued to deteriorate (i.e. lagging 12-month default rates creeping upward) and forward rate expectations remain low, both of which will put downward pressures on loan prices. However, pockets of opportunities are available, and the management team continues to scour the marketplace for relative value by taking advantage of episodic bouts of volatility.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWFRX (Inception: June 28, 2013)	2.63%	3.40%	3.68%	3.34%	—	3.66%
S&P/LSTA Leveraged Loan Index	2.69%	3.10%	4.50%	3.96%	—	3.98%
MWFLX (Inception: June 28, 2013)	2.63%	3.50%	3.89%	3.54%	—	3.85%
S&P/LSTA Leveraged Loan Index	2.69%	3.10%	4.50%	3.96%	—	3.98%

Metropolitan West High Yield Bond Fund

M-Class (MWHYX), I-Class (MWHIX)

The MetWest High Yield Bond Fund – I Class (“Fund”) gained 4.59% (net of fees) over the six-month reporting period, outpacing the return of the Bloomberg Barclays High Yield 2% Issuer Capped Index (“Index”) by 72 bps. Within the Fund’s sector allocation, an overweight to communications was additive, particularly the emphasis on top performing wireless and cable credits which posted over 560 bps and 375 bps of positive excess return over duration-matched Treasuries, respectively. Further benefit came from the underweight to commodity-related energy sectors, which was the worst performing sector in the high yield universe (weighed down by significant negative returns from independent and oil field services) given oil price volatility and geopolitical turmoil. An up-in-quality emphasis also contributed, as the CCC-rated cohort continued to lag and experienced considerably more volatility. Outperformance of BB- over CCC-rated credits was over 660 bps during the period, as investors appear to be more discriminating than a “risk on” label tends to confer. Finally, the Fund’s duration positioning relative to the Index was adjusted modestly, from three-tenths of a year short to end September at two-tenths of a year short, and was a slight headwind to performance as rates fell.

The current market environment’s defining characteristics of reduced investor risk tolerance and very poor market liquidity represent a vulnerability of course, but also present opportunities for the strategy. As overvalued credit risk gives way to sharp re-pricings in bouts of volatility, credit-intensive, bottom-up investment discipline remains the key to value. This disciplined approach to portfolio construction is reflected in the Fund’s focus on higher quality, better-collateralized areas of the market, while the introduction of risk into the portfolio is done in an extremely measured and selective way. Industrials continue to represent a relative underweight, with an emphasis on non-cyclical sectors that have less economically sensitive business drivers, focusing on select companies with solid asset coverage and stable cash flows within lower beta packaging, transportation, communication, food & beverage, and midstream energy sectors. Finally, the cash position remains elevated to preserve ample capacity to deploy capital as opportunities emerge.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWHYX (Inception: September 30, 2002)	4.35%	8.12%	5.50%	3.81%	6.12%	8.10%
Bloomberg Barclays U.S. Corporate High Yield Index - 2% Issuer Cap	3.87%	6.35%	6.07%	5.38%	7.92%	8.82%
MWHIX (Inception: March 31, 2003)	4.59%	8.39%	5.76%	4.07%	6.38%	7.49%
Bloomberg Barclays U.S. Corporate High Yield Index - 2% Issuer Cap	3.87%	6.35%	6.07%	5.38%	7.92%	8.21%

Metropolitan West Intermediate Bond Fund

M-Class (MWIMX), I-Class (MWIIX)

The MetWest Intermediate Bond Fund – I Class (“Fund”) gained 3.83% (net of fees) for the six-month period ending September 30, 2019, outpacing the Bloomberg Barclays Intermediate Government/Credit Index (“Index”) by 16 bps. Even as intermediate maturity corporate credit lagged longer-dated issues, the Fund benefitted from its defensive credit allocation, particularly the emphasis on consumer non-cyclicals and communications, which were top performers. Further benefit came from the underweight to energy, as

Semi-Annual Report September 2019 / 4

the sector faced considerable headwinds of commodity price pressures and trailed duration-matched Treasuries by nearly 40 bps. Securitized products had a more muted, but slightly positive impact. Residential agency MBS contributed on the margin as the position was sized-up in late August/September (with additions in the low coupon space) given wider spreads and attractive valuations, while the allocation to legacy residential non-agency MBS (absent in the benchmark) boosted returns as the sector edged steadily higher, supported by solid demand and attractive fundamentals. Finally, given the disciplined lengthening of Fund duration relative to the benchmark in last year’s rate run-up, performance has benefitted in the yield decline year-to-date, and positioning has been adjusted accordingly, with trimming in recent months to what is currently a neutral duration stance.

Portfolio strategy and potential repositioning will continue to be guided by TCW’s views on valuations across the allocable sectors. By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications and consumer non-cyclicals such as pharmaceuticals, healthcare, or food and beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up relatively reliable yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market, while the allocation to agency MBS was extended given wider spreads and attractive valuations. Elsewhere in securitized, the Fund focuses on super senior ABS backed by government guaranteed student loan collateral and agency-backed issues within CMBS. Finally, as mentioned above, the duration profile moved from neutral to a mild underweight at the end of August, and then subsequently extended into the back-up during the last several weeks in September, ending the period with a neutral position versus the benchmark.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWIMX (Inception: June 30, 2003)	3.71%	8.03%	2.24%	2.20%	4.16%	4.25%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	3.99%	8.17%	2.40%	2.67%	3.05%	3.47%
MWIIX (Inception: June 28, 2002)	3.83%	8.17%	2.44%	2.43%	4.38%	5.11%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	3.99%	8.17%	2.40%	2.67%	3.05%	3.88%

Metropolitan West Investment Grade Credit Fund

M-Class (MWISX), I-Class (MWIGX)

The MetWest Investment Grade Credit Fund – I Class (“Fund”) gained 5.22% (net of fees) for the six-month period ending September 30, 2019, outpacing the Bloomberg Barclays U.S. Intermediate Credit Index (“Index”) by 48 bps. Corporate issue selection contributed positively to returns, particularly among communications (cable and wirelines) as well as REITS and finance companies, which were top Index performers. Further rewarding performance was the underweight to energy, as the sector faced headwinds from commodity price pressures and was the laggard in the Index, though an emphasis on the midstream subsector detracted. The underweight to non-corporate credit such as municipals and non-U.S. sovereigns further held back returns as these sectors ended the period tighter amid more conciliatory trade talks between U.S. and China. However, the off-Index allocation to securitized products boosted performance, led by non-agency CMBS, as investors continued their reach for yield, with non-agency MBS (especially subprime) another notable contributor given still solid fundamentals (i.e. rising home prices, albeit at a slower pace). Among ABS, government guaranteed student loans were most additive, with the overall sector sustained by a healthy consumer against a strong job landscape.

Portfolio duration was adjusted during the period as Treasury yields shifted, ending September relatively neutral versus the benchmark (from nearly one-tenth long at the end of March). By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications, finance companies, REITS, midstream, and food & beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance from pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up relatively reliable yield, with an allocation to agency CMOs and legacy non-agency MBS, which continue to present attractive risk-adjusted return potential despite a shrinking market. Finally, the Fund favors agency-backed issues within CMBS and super senior ABS backed by government guaranteed student loan collateral.

5 / Semi-Annual Report September 2019

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWISX (Inception: June 29, 2018)	5.11%	10.60%	—	—	—	11.47%
Bloomberg Barclays U.S. Intermediate Credit Index	4.74%	9.27%	—	—	—	7.94%
MWIGX (Inception: June 29, 2018)	5.22%	10.82%	—	—	—	11.70%
Bloomberg Barclays U.S. Intermediate Credit Index	4.74%	9.27%	—	—	—	7.94%

Metropolitan West Low Duration Bond Fund

M-Class (MWLDX), I-Class (MWLIX), Administrative-Class (MWLNX)

The MetWest Low Duration Bond Fund – I Class (“Fund”) gained 2.28% (net of fees) for the six-month period ending September 30, 2019, outpacing the Merrill Lynch 1-3 Year U.S. Treasury Index by 26 bps. The allocation to investment grade credit contributed as short corporate bonds outperformed Treasuries by nearly 50 bps on a duration-adjusted basis. Gaming, finance companies, and REITS were the top performing short corporate sectors during the period, benefitting the Fund’s exposure, while further contributions came from positive issue selection among consumer non-cyclicals and communications. Securitized products also contributed, particularly the allocation to CMBS, which outpaced short corporates, while residential legacy non-agency MBS prices continued to edge higher, supported by solid demand and attractive fundamentals.

Portfolio duration was adjusted during the period as Treasury yields shifted, ending September 0.05 years long versus the benchmark (from roughly two-tenths long at the end of March) By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications and consumer non-cyclicals such as pharmaceuticals, healthcare, or food and beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up relatively reliable yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market. Finally, the Fund focuses on super senior ABS backed by government guaranteed student loan collateral and agency-backed issues within CMBS.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWLDX (Inception: March 31, 1997)	2.17%	4.78%	1.99%	1.49%	3.32%	3.63%
ICE BofAML 1-3 Year U.S. Treasury Index	2.02%	4.36%	1.52%	1.32%	1.18%	3.21%
MWLIX (Inception: March 31, 2000)	2.28%	4.87%	2.16%	1.71%	3.53%	3.30%
ICE BofAML 1-3 Year U.S. Treasury Index	2.02%	4.36%	1.52%	1.32%	1.18%	2.82%
MWLNX (Inception: September 22, 2009)	2.17%	4.60%	1.86%	1.39%	3.16%	3.25%
ICE BofAML 1-3 Year U.S. Treasury Index	2.02%	4.36%	1.52%	1.32%	1.18%	1.19%

Metropolitan West Strategic Income Fund

M-Class (MWSTX), I-Class (MWSIX)

The MetWest Strategic Income Bond Fund – I Class (“Fund”) gained 2.86% (net of fees) for the half-year ending September 30, 2019, outpacing the ICE BofAML 3-Month U.S. Treasury Bill Index by 65 bps. Bolstering the Fund’s performance was the corporate credit allocation, particularly in large U.S. banks, consumer non-cyclicals such as healthcare and pharmaceuticals, and communications including cable, as well as electric utilities. Securitized products further boosted returns, led by non-agency MBS, especially subprime and alt-A collateral types, as the sector was supported by still solid housing fundamentals (i.e. rising home prices, albeit slowing), with agency MBS further additive. CMBS, both private labels and agency-backed, benefited performance with the sector supported by investors’ continued reach for yield. In ABS, contribution to Fund performance was driven by government guaranteed student loans, followed by highly rated CLOs, as the overall sector benefited from a healthy consumer sustained by a strong labor market. Finally, a duration positioning of 1.8 years benefited Fund returns as rates ended lower from six months ago.

Cautious of the late credit cycle, the Fund continues to maintain a defensive stance with minimal exposure to the more vulnerable (i.e., “breakable”) credit issuers and industries. Positioning emphasizes financials such as large U.S. banks, and among industrials, the exposure favors consumer non-cyclicals such as pharmaceuticals and healthcare, with an eye towards adding opportunistically during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of securitized products remain a haven from credit excesses while still generating incremental return, while informing vigilance against pockets of looser underwriting

Semi-Annual Report September 2019 / 6

standards, particularly in current vintage CMBS. Residential MBS remain an area to pick up relatively reliable yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market. Additionally, the Fund focuses on agency-backed issues within CMBS as well as super senior ABS backed by government guaranteed student loan collateral. Finally, the Fund holds a modest allocation to high yield corporates and higher quality emerging market debt for incremental risk-adjusted returns.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: June 30, 2003)	2.72%	5.03%	3.17%	2.51%	5.72%	4.16%
ICE BofAML 3-Month U.S. Treasury Bill Index	2.21%	4.43%	3.55%	2.99%	2.54%	3.39%
MWSIX (Inception: March 31, 2004)	2.86%	5.43%	3.49%	2.79%	6.00%	3.63%
ICE BofAML 3-Month U.S. Treasury Bill Index	2.21%	4.43%	3.55%	2.99%	2.54%	3.41%

Metropolitan West Total Return Bond Fund

M-Class (MWTRX), I-Class (MWTIX), Administrative-Class (MWTNX), Plan-Class (MWTSX)

The MetWest Total Return Bond Fund – I Class (“Fund”) returned 5.51% (net of fees) for the six-month period ending September 30, 2019, a 9 bps premium to the Bloomberg Barclays Aggregate Index (“Index”). A defensive bent to the corporate credit allocation contributed positively to returns over the period, particularly the emphasis on consumer non-cyclicals and communications, which were top performers. Further benefit came from the underweight to energy, as the sector faced considerable headwinds of commodity price pressures and trailed duration-matched Treasuries by nearly 40 bps. Securitized products had a more muted, but slightly positive impact. Residential agency MBS contributed on the margin as the position was sized-up in late August/September (with additions in the low coupon space) given wider spreads and attractive valuations, while the allocation to legacy residential non-agency MBS (absent in the benchmark) boosted returns as the sector edged steadily higher, supported by solid demand and attractive fundamentals. Finally, the Fund’s duration stance relative to the benchmark was adjusted in a disciplined manner given changing relative value in the Treasury rate space, and ultimately had limited impact of performance during the period.

Portfolio strategy and potential repositioning will continue to be guided by TCW’s views on valuations across the allocable sectors. By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications and consumer non-cyclicals such as pharmaceuticals, healthcare, or food and beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up safe yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market, while the allocation to agency MBS is slightly ahead of the benchmark. Elsewhere in securitized, the Fund focuses on super senior ABS backed by government guaranteed student loan collateral and agency-backed issues within CMBS. Finally, as mentioned above, the duration profile moved from neutral to a mild underweight at the end of August as Treasuries rallied, and then subsequently extended into the back-up during the last several weeks in September, ending the period with a neutral position versus the benchmark.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWTRX (Inception: March 31, 1997)	5.39%	10.19%	2.94%	3.06%	5.04%	6.15%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%	10.30%	2.92%	3.38%	3.75%	5.25%
MWTIX (Inception: March 31, 2000)	5.51%	10.54%	3.17%	3.32%	5.27%	6.01%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%	10.30%	2.92%	3.38%	3.75%	5.03%
MWTNX (Inception: December 18, 2009)	5.33%	10.16%	2.82%	2.96%	—	4.60%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%	10.30%	2.92%	3.38%	—	3.71%
MWTSX (Inception: August 1, 2011)	5.60%	10.55%	3.25%	3.37%	—	4.18%
Bloomberg Barclays U.S. Aggregate Bond Index	5.42%	10.30%	2.92%	3.38%	—	3.23%

7 / Semi-Annual Report September 2019

Metropolitan West Ultra Short Bond Fund

M-Class (MWUSX), I-Class (MWUIX)

The MetWest Ultra Short Bond Fund – I Class (“Fund”) gained 1.52% (net of fees) and slightly outpaced the ICE BofAML 1-Year U.S. Treasury Note Index for the half-year ending September 30, 2019. The allocation to investment grade credit contributed as short corporate bonds outperformed Treasuries by nearly 50 bps on a duration-adjusted basis. Financials were the top contributor to returns, particularly banking and REITS. Non-cyclicals further added to performance amid a risk-off environment, led by food & beverage, healthcare, and pharmaceuticals. The exposure to securitized products also rewarded the Fund, particularly agency CMBS, which outpaced Treasuries by nearly 77 bps on a duration-adjusted basis, while prices continued to edge higher in non-agency MBS, supported by solid demand and attractive fundamentals (i.e. rising home prices, albeit at a slower pace). Finally, amid rate volatility, well-structured agency CMO’s bolstered returns given their relatively stable duration profiles, though the Fund’s slightly shorter duration stance was a marginal drag as rates ended the period lower.

Portfolio duration was adjusted over the period as Treasury yields shifted downward, ending 0.04 year short the Index (from roughly 0.25 year short at the end of March). By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes financials, particularly large U.S. banks as well as REITS, and consumer non-cyclicals favoring food & beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up relatively reliable yield, with a sizable allocation to agency CMOs and a modest exposure to legacy non-agency MBS, which continue to present attractive risk-adjusted return potential despite a shrinking market. Additionally, the Fund focuses on agency-backed issues within CMBS and super senior ABS backed by government guaranteed student loan collateral. Finally, despite low rates, the Fund holds a sizable allocation to short government bonds as a buffer given the potential for equity volatility.

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWUSX (Inception: June 30, 2003)	1.44%	3.13%	1.65%	1.17%	2.74%	1.90%
ICE BofAML 1-Year U.S. Treasury Note Index	1.50%	3.13%	1.60%	1.12%	0.79%	1.66%
MWUIX (Inception: July 31, 2004)	1.52%	3.30%	1.89%	1.38%	2.93%	1.74%
ICE BofAML 1-Year U.S. Treasury Note Index	1.50%	3.13%	1.60%	1.12%	0.79%	1.72%

Metropolitan West Unconstrained Bond Fund

M-Class (MWCRX), I-Class (MWCIX)

The MetWest Unconstrained Bond Fund – I Class (“Fund”) gained 3.15% (net of fees) for the six-month period ending September 30, 2019, outpacing the Merrill Lynch U.S. LIBOR 3-Month Average Index by nearly 190 bps. The largest single driver of performance during this period was the duration position, steadily adjusted from 2.0 years to 1.8 years, which was rewarded by a falling rate backdrop as the 10-Year bellwether yield ended 74 bps lower at 1.67%. Notwithstanding spread widening among energy sectors, the Fund’s corporate credit exposure was also additive to performance given strength among consumer non-cyclicals and communications holdings. On an absolute basis, healthcare, food and beverage, wirelines, banking and pharmaceuticals were the top contributors, while select holdings in the independent energy sector resulted in a slight drag. Positive issue selection within the Fund’s emerging market debt allocation also contributed. Outside of credit, gains came from the Fund’s allocation to legacy residential non-agency MBS as the sector edged steadily higher, led by subprime collateral, supported by solid demand and attractive fundamentals. Additional gains came from ABS holdings and CMBS holdings, as both experienced spread tightening during the period.

Portfolio strategy and potential repositioning will continue to be guided by TCW’s views on valuations across the allocable sectors. By way of sector positioning, the Fund maintains a defensive credit stance with minimal exposure to the more vulnerable (i.e., “breakable”) issuers and industries. Exposure emphasizes communications and consumer non-cyclicals such as pharmaceuticals, healthcare, or food and beverage, with an eye towards adding opportunistically across credit during bouts of volatility when prices look relatively more attractive. Outside of credit, senior parts of the structured products markets remain a haven from credit excesses while still generating incremental return, while informing vigilance to pockets of looser underwriting standards, particularly in current vintage CMBS. Residential MBS also remains an area to pick up relatively reliable yield, particularly in the legacy non-agency MBS space, which continues to present attractive risk-adjusted return potential despite a shrinking market. Finally, the Fund focuses on super senior ABS backed by government guaranteed student loan collateral and agency-backed issues within CMBS.

Semi-Annual Report September 2019 / 8

	Performance Through September 30, 2019

	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWCRX (Inception: October 1, 2011)	2.99%	5.24%	3.26%	2.66%	—	5.35%
ICE BofAML U.S. Dollar 3-Month Deposit Offered Rate Average Index	1.26%	2.59%	1.87%	1.29%	—	0.93%
MWCIX (Inception: October 1, 2011)	3.15%	5.54%	3.57%	2.97%	—	5.63%
ICE BofAML U.S. Dollar 3-Month Deposit Offered Rate Average Index	1.26%	2.59%	1.87%	1.29%	—	0.93%

A Disciplined Value Philosophy

Late cycle concerns remain the main theme informing portfolio strategy, as risk markets anchor hopes to continued support from dovish central banks to buoy asset prices, even though underlying fundamentals have weakened further. Consistent trends, including rising leverage and diminishing indenture protections, indicate growing risks, while credit spreads at the tight end of the historical range provide scant compensation for these risks, even with Fed support. As markets get closer to a deleveraging, a cautious outlook remains well-advised, and is reflected in the Funds’ value-oriented philosophy that has the principal goal of preserving capital. This discipline, along with a commitment to a risk management process that preserves capital, represents our steadfast approach to building and sustaining client assets.

Thank you again for your investment in the Metropolitan West Funds. We look forward to continuing to assist you in the fulfillment of your financial goals.

Sincerely,

David B. Lippman

President and Principal Executive Officer of the Trust

Metropolitan West Funds

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

Bond Funds have similar interest rate, issue, and credit risks as those risks associated with the underlying bonds in their portfolio, all of which could reduce a Fund’s value. As interest rates rise, the value of a Bond Fund can decline and an investor can lose principal. Additional risks to the Funds include derivatives risk, foreign securities risk, asset-backed securities investment risk, and prepayment risk. The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher rated bonds, including “leverage risk”. The Strategic Income Fund engages in sophisticated investment strategies, and is subject to short sales and leverage risks. The AlphaTrak 500 trades futures and derivative contracts. These Funds may not be suitable for all investors.

Derivatives risk refers to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset. Foreign securities risk refers to the risk that the value of a Fund’s investments in foreign securities may decline based on changes to currency values, or political and economic environments in the countries where the Fund invests. Asset-backed securities investment risk refers to the risk that the impairment of the value of the collateral underlying the security in which a Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. Prepayment risk refers to the possibility that falling interest rates may cause the underlying loans to pay off at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Short sale risk refers to the limited ability of a Fund to sell a debt or equity security short (without owning it) and to borrow the same security from a broker or other institution to complete the sale. If the value of the short sale increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. Leverage risk refers to the limited ability of a Fund to borrow from broker-dealers or other institutions to leverage a transaction, provided that the borrowing is fully-collateralized. The Fund’s assets may change in value while the borrowing is outstanding, which could create interest expenses that can exceed the income from the assets retained.

The views and forecasts expressed here are as of October 2019, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors.

This report must be preceded or accompanied by a prospectus.

9 / Semi-Annual Report September 2019

Metropolitan West Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended September 30, 2019

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (SEC) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Expense Ratio[1]	Expenses Paid During Period[2]

ALPHATRAK 500 FUND

Actual Fund Return	$1,000.00	$1,064.30	0.90%	$4.64

Hypothetical 5% Return	$1,000.00	$1,020.50	0.90%	$4.55

CORPORATE BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,082.80	0.75%	$3.91
Class I	$1,000.00	$1,084.20	0.50%	$2.61
Hypothetical 5% Return
Class M	$1,000.00	$1,021.25	0.75%	$3.79
Class I	$1,000.00	$1,022.50	0.50%	$2.53

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period shown).

Semi-Annual Report September 2019 / 10

	Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Expense Ratio[1]	Expenses Paid During Period[2]

FLEXIBLE INCOME FUND

Actual Fund Return
Class M	$1,000.00	$1,072.00	0.80%	$4.14
Class I	$1,000.00	$1,074.10	0.55%	$2.85
Hypothetical 5% Return
Class M	$1,000.00	$1,021.00	0.80%	$4.04
Class I	$1,000.00	$1,022.25	0.55%	$2.78

FLOATING RATE INCOME FUND

Actual Fund Return
Class M	$1,000.00	$1,026.30	0.90%	$4.56
Class I	$1,000.00	$1,026.30	0.70%	$3.55
Hypothetical 5% Return
Class M	$1,000.00	$1,020.50	0.90%	$4.55
Class I	$1,000.00	$1,021.50	0.70%	$3.54

HIGH YIELD BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,043.50	0.85%	$4.34
Class I	$1,000.00	$1,045.90	0.60%	$3.07
Hypothetical 5% Return
Class M	$1,000.00	$1,020.75	0.85%	$4.29
Class I	$1,000.00	$1,022.00	0.60%	$3.03

INTERMEDIATE BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,037.10	0.70%	$3.56
Class I	$1,000.00	$1,038.30	0.48%	$2.45
Hypothetical 5% Return
Class M	$1,000.00	$1,021.50	0.70%	$3.54
Class I	$1,000.00	$1,022.60	0.48%	$2.43

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period shown).

11 / Semi-Annual Report September 2019

	Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Expense Ratio[1]	Expenses Paid During Period[2]

INVESTMENT GRADE CREDIT FUND

Actual Fund Return
Class M	$1,000.00	$1,051.10	0.70%	$ 3.59
Class I	$1,000.00	$1,052.20	0.49%	$ 2.51
Hypothetical 5% Return
Class M	$1,000.00	$1,021.50	0.70%	$ 3.54
Class I	$1,000.00	$1,022.55	0.49%	$ 2.48

LOW DURATION BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,021.70	0.62%	$ 3.13
Class I	$1,000.00	$1,022.80	0.42%	$ 2.12
Administrative Class	$1,000.00	$1,021.70	0.72%	$ 3.64
Hypothetical 5% Return
Class M	$1,000.00	$1,021.90	0.62%	$ 3.13
Class I	$1,000.00	$1,022.90	0.42%	$ 2.12
Administrative Class	$1,000.00	$1,021.40	0.72%	$ 3.64

STRATEGIC INCOME FUND

Actual Fund Return
Class M	$1,000.00	$1,027.20	2.35%	$11.91
Class I	$1,000.00	$1,028.60	2.10%	$10.65
Hypothetical 5% Return
Class M	$1,000.00	$1,013.25	2.35%	$11.83
Class I	$1,000.00	$1,014.50	2.10%	$10.58

TOTAL RETURN BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,053.90	0.67%	$ 3.44
Class I	$1,000.00	$1,055.10	0.44%	$ 2.26
Administrative Class	$1,000.00	$1,053.30	0.78%	$ 4.00
Plan Class	$1,000.00	$1,056.00	0.37%	$ 1.90
Hypothetical 5% Return
Class M	$1,000.00	$1,021.65	0.67%	$ 3.39
Class I	$1,000.00	$1,022.80	0.44%	$ 2.23
Administrative Class	$1,000.00	$1,021.10	0.78%	$ 3.94
Plan Class	$1,000.00	$1,023.15	0.37%	$ 1.87

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period shown).

Semi-Annual Report September 2019 / 12

	Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Expense Ratio[1]	Expenses Paid During Period[2]

ULTRA SHORT BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,014.40	0.50%	$2.52
Class I	$1,000.00	$1,015.20	0.34%	$1.71
Hypothetical 5% Return
Class M	$1,000.00	$1,022.50	0.50%	$2.53
Class I	$1,000.00	$1,023.30	0.34%	$1.72

UNCONSTRAINED BOND FUND

Actual Fund Return
Class M	$1,000.00	$1,029.90	1.04%	$5.28
Class I	$1,000.00	$1,031.50	0.74%	$3.76
Hypothetical 5% Return
Class M	$1,000.00	$1,019.80	1.04%	$5.25

Class I	$1,000.00	$1,021.30	0.74%	$3.74

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period shown).

13 / Semi-Annual Report September 2019

Metropolitan West Funds

Summary of Portfolio Holdings

September 30, 2019 (Unaudited)

These tables are provided to give you a quick reference to the composition of each Fund. The “Sector Diversification” table is a percentage of net assets. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

ALPHATRAK 500 FUND
Sector Diversification
Corporate Bonds	34.85%
U.S. Agency Commercial Mortgage-Backed	10.51%
Asset-Backed Securities	9.45%
U.S. Treasury Bills	9.21%
Non-Agency Mortgage-Backed	9.03%
Non-Agency Commercial Mortgage-Backed	8.15%
Mutual Funds	7.80%
Money Market Funds	3.32%
Foreign Government Obligations	2.73%
U.S. Treasury Securities	2.53%
U.S. Agency Mortgage-Backed	2.00%
Other *	0.42%
Total	100.00%

CORPORATE BOND FUND
Sector Diversification
Corporate Bonds	82.35%
Non-Agency Commercial Mortgage-Backed	8.81%
U.S. Agency Mortgage-Backed	4.50%
U.S. Agency Commercial Mortgage-Backed	1.44%
Municipal Bonds	1.04%
U.S. Treasury Bills	0.64%
U.S. Treasury Securities	0.14%
Other *	1.08%
Total	100.00%

FLEXIBLE INCOME FUND
Sector Diversification
Corporate Bonds	28.74%
Non-Agency Mortgage-Backed	18.57%
Non-Agency Commercial Mortgage-Backed	15.76%
U.S. Agency Commercial Mortgage-Backed	11.57%
U.S. Agency Mortgage-Backed	9.63%
Asset-Backed Securities	9.10%
Money Market Funds	4.80%
Other *	1.83%
Total	100.00%

FLOATING RATE INCOME FUND
Sector Diversification
Bank Loans	85.99%
Money Market Funds	10.55%
Corporate Bonds	6.19%
Municipal Bonds	0.17%
Other *	(2.90)%
Total	100.00%

HIGH YIELD BOND FUND
Sector Diversification
Corporate Bonds	68.20%
Bank Loans	21.74%
Money Market Funds	6.19%
Non-Agency Mortgage-Backed	4.46%
U.S. Agency Discount Notes	2.24%
Common Stock	0.55%
U.S. Treasury Bills	0.20%
Warrant	0.03%
Other *	(3.61)%
Total	100.00%

Semi-Annual Report September 2019 / 14

INTERMEDIATE BOND FUND
Sector Diversification
U.S. Treasury Securities	43.37%
Corporate Bonds	29.84%
U.S. Agency Mortgage-Backed	11.78%
Asset-Backed Securities	5.83%
Non-Agency Mortgage-Backed	4.55%
Money Market Funds	4.47%
Non-Agency Commercial Mortgage-Backed	3.10%
U.S. Agency Commercial Mortgage-Backed	2.04%
Bank Loans	0.68%
Municipal Bonds	0.64%
U.S. Treasury Bills	0.15%
U.S. Agency Securities	0.03%
Common Stock	0.00%
Other *	(6.48)%
Total	100.00%

INVESTMENT GRADE CREDIT FUND
Sector Diversification
Corporate Bonds	49.10%
Asset-Backed Securities	14.00%
U.S. Agency Mortgage-Backed	11.47%
Non-Agency Mortgage-Backed	7.38%
U.S. Agency Commercial Mortgage-Backed	7.27%
Non-Agency Commercial Mortgage-Backed	4.18%
U.S. Treasury Securities	3.68%
Money Market Funds	1.79%
U.S. Treasury Bills	0.44%
Municipal Bonds	0.09%
Other *	0.60%
Total	100.00%

LOW DURATION BOND FUND
Sector Diversification
Corporate Bonds	33.85%
U.S. Treasury Securities	21.85%
U.S. Agency Mortgage-Backed	9.64%
Non-Agency Mortgage-Backed	8.80%
U.S. Agency Commercial Mortgage-Backed	8.64%
Non-Agency Commercial Mortgage-Backed	8.26%
Asset-Backed Securities	7.41%
Money Market Funds	2.88%
Bank Loans	0.77%
U.S. Treasury Bills	0.18%
Common Stock	0.02%
Purchased Swaptions	0.00%
Written Swaptions	0.00%
Other *	(2.30)%
Total	100.00%

STRATEGIC INCOME FUND
Sector Diversification
Corporate Bonds	35.25%
Non-Agency Mortgage-Backed	25.51%
Asset-Backed Securities	13.58%
U.S. Agency Mortgage-Backed	6.50%
U.S. Agency Commercial Mortgage-Backed	6.03%
Non-Agency Commercial Mortgage-Backed	4.28%
Money Market Funds	3.42%
U.S. Treasury Bills	2.64%
Foreign Government Obligations	1.07%
Municipal Bonds	0.81%
Other *	0.91%
Total	100.00%

15 / Semi-Annual Report September 2019

TOTAL RETURN BOND FUND
Sector Diversification
U.S. Agency Mortgage-Backed	33.61%
U.S. Treasury Securities	30.96%
Corporate Bonds	25.19%
Non-Agency Mortgage-Backed	6.78%
Asset-Backed Securities	4.83%
Non-Agency Commercial Mortgage-Backed	1.72%
U.S. Agency Discount Notes	1.57%
U.S. Agency Commercial Mortgage-Backed	1.41%
U.S. Treasury Bills	0.86%
Bank Loans	0.78%
Money Market Funds	0.73%
Repurchase Agreements	0.63%
Municipal Bonds	0.54%
Foreign Government Obligations	0.13%
Commercial paper	0.12%
Purchased Options	0.04%
Common Stock	0.01%
Written Options	(0.02)%
Other *	(9.89)%
Total	100.00%

ULTRA SHORT BOND FUND
Sector Diversification
U.S. Treasury Securities	33.22%
Corporate Bonds	25.87%
U.S. Agency Mortgage-Backed	18.73%
U.S. Agency Commercial Mortgage-Backed	6.91%
Money Market Funds	6.02%
U.S. Treasury Bills	4.52%
U.S. Agency Discount Notes	3.01%
Non-Agency Commercial Mortgage-Backed	2.83%
Non-Agency Mortgage-Backed	2.10%
Asset-Backed Securities	2.03%
Other *	(5.24)%
Total	100.00%

UNCONSTRAINED BOND FUND
Sector Diversification
Corporate Bonds	28.28%
Non-Agency Mortgage-Backed	24.13%
Asset-Backed Securities	14.42%
Non-Agency Commercial Mortgage-Backed	10.41%
U.S. Agency Mortgage-Backed	7.61%
U.S. Agency Commercial Mortgage-Backed	5.96%
Money Market Funds	3.00%
U.S. Treasury Bills	2.90%
Foreign Government Obligations	1.28%
Bank Loans	1.09%
U.S. Agency Discount Notes	0.76%
Municipal Bonds	0.59%
Common Stock	0.01%
Other *	(0.44)%
Total	100.00%

* Includes cash and equivalents, futures, foreign currency exchange contracts, swaps, pending trades, fund share transactions, interest and dividends receivable and accrued expenses payable.

In addition to the annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

Semi-Annual Report September 2019 / 16

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 76.52%
ASSET-BACKED SECURITIES — 9.45%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	07/25/56	[1,2]	$17,485	$17,468
AMMC CLO XIV Ltd., Series 2014-14A,
Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
3.53%	07/25/29	[1,2,3]	35,000	35,038
Atrium XII, Series 12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
3.11%	04/22/27	[1,2,3]	90,000	89,856
BA Credit Card Trust, Series 2018-A2,
Class A2
3.00%	09/15/23		140,000	142,467
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
3.32%	04/15/27	[1,2,3]	63,364	63,401
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	01/20/28	[1,2,3]	75,000	75,009
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/20/29	[1,2,3]	85,000	85,000
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.57%	01/25/35	[1,2]	12,715	12,665
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.18%)
3.46%	10/22/30	[1,2,3]	50,000	50,030
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.33%	02/25/35	[1]	215,000	217,160
Chase Issuance Trust, Series 2012-A7,
Class A7
2.16%	09/15/24		135,000	136,179
Chase Issuance Trust, Series 2015-A4,
Class A4
1.84%	04/15/22		140,000	139,871
Citibank Credit Card Issuance Trust,
Series 2014-A5, Class A5
2.68%	06/07/23		15,000	15,201
Citibank Credit Card Issuance Trust,
Series 2018-A1, Class A1
2.49%	01/20/23		230,000	231,800

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.20%	04/15/29	[1,2,3]	$50,000	$49,912
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.93%	04/25/35	[1]	3,499	3,486
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.07%	03/25/36	[1]	36,261	36,445
Higher Education Funding I, Series 2014-1,
Class A
(LIBOR USD 3-Month plus 1.05%)
3.18%	05/25/34	[1,2]	181,825	182,702
LCM XIII LP, Series 2013A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.32%	07/19/27	[1,2,3]	80,000	80,004
Magnetite XVIII Ltd., Series 2019-21A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
3.91%	04/20/30	[1,2,3]	85,000	85,251
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
2.53%	06/25/31	[1]	117,916	117,092
Navient Student Loan Trust, Series 2016-7A,
Class A
(LIBOR USD 1-Month plus 1.15%)
3.17%	03/25/66	[1,2]	82,485	83,451
Navient Student Loan Trust, Series 2017-2A,
Class A
(LIBOR USD 1-Month plus 1.05%)
3.07%	12/27/66	[1,2]	78,371	78,707
Navient Student Loan Trust, Series 2017-4A,
Class A2
(LIBOR USD 1-Month plus 0.50%)
2.52%	09/27/66	[1,2]	100,000	99,850
Nelnet Student Loan Trust, Series 2014-3A,
Class A
(LIBOR USD 1-Month plus 0.58%)
2.60%	06/25/41	[1,2]	18,921	18,655
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
3.18%	10/25/41	[1]	12,165	12,254
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
3.01%	01/29/46	[1]	9,982	9,933

See accompanying notes to Schedule of Portfolio Investments.

17 / Semi-Annual Report September 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust, Series 2016-1A,
Class A
(LIBOR USD 1-Month plus 1.15%)
3.17%	09/25/65	[1,2]	$86,324	$87,234
Scholar Funding Trust, Series 2011-A,
Class A
(LIBOR USD 3-Month plus 0.90%)
3.16%	10/28/43	[1,2]	3,925	3,932
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	60,134	60,100
SLM Student Loan Trust, Series 2003-11,
Class A6
(LIBOR USD 3-Month plus 0.55%)
2.67%	12/15/25	[1,2]	60,446	60,489
SLM Student Loan Trust, Series 2004-1,
Class A4
(LIBOR USD 3-Month plus 0.26%)
2.54%	10/27/25	[1]	76,502	76,084
SLM Student Loan Trust, Series 2005-4,
Class A3
(LIBOR USD 3-Month plus 0.12%)
2.40%	01/25/27	[1]	100,600	100,540
SLM Student Loan Trust, Series 2005-5,
Class A4
(LIBOR USD 3-Month plus 0.14%)
2.42%	10/25/28	[1]	188,462	187,156
SLM Student Loan Trust, Series 2005-8,
Class A4
(LIBOR USD 3-Month plus 0.55%)
2.83%	01/25/28	[1]	44,852	44,859
SLM Student Loan Trust, Series 2007-6,
Class A4
(LIBOR USD 3-Month plus 0.38%)
2.66%	10/25/24	[1]	39,265	39,299
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
3.98%	07/25/23	[1]	142,944	144,401
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
3.38%	07/25/23	[1]	185,456	184,933
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23	[1]	53,379	53,725
SLM Student Loan Trust, Series 2011-1,
Class A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	03/25/26	[1]	24,670	24,698

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-2,
Class A1
(LIBOR USD 1-Month plus 0.60%)
2.62%	11/25/27	[1]	$6,823	$6,843
SLM Student Loan Trust, Series 2012-1,
Class A3
(LIBOR USD 1-Month plus 0.95%)
2.97%	09/25/28	[1]	177,557	175,645
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.57%	06/25/43	[1]	7,462	7,390
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.52%	07/17/28	[1,2,3]	35,000	35,017
Voya CLO Ltd., Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.00%	07/25/26	[1,2,3]	27,586	27,564

Total Asset-Backed Securities
(Cost $3,480,422)				3,488,796

CORPORATES — 34.85%*
Banking — 6.46%
Bank of America Corp.
2.74%	01/23/22	[4]	325,000	326,905
3.00%	12/20/23	[4]	91,000	92,984
Bank of America Corp. (GMTN)
2.37%	07/21/21	[4]	200,000	200,419
JPMorgan Chase & Co.
3.21%	04/01/23	[4]	200,000	204,969
(LIBOR USD 3-Month plus 0.68%)
2.82%	06/01/21	[1]	75,000	75,184
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.54%	02/01/21	[1]	250,000	250,085
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	75,000	75,752
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,4]	105,000	105,400
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	75,000	75,253
3.13%	01/08/21	[3]	125,000	125,864
U.S. Bank N.A. (BKNT)
3.05%	07/24/20		250,000	251,954
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		100,000	99,975
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	250,000	249,343

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 18

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
2.40%	01/15/20		$250,000	$250,220

				2,384,307

Communications — 1.73%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
3.31%	06/12/24	[1]	175,000	178,399
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.38%	06/01/29	[2]	14,000	14,945
Comcast Corp.
3.45%	10/01/21		60,000	61,809
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	20,000	18,758
9.75%	07/15/25	[2,3]	7,000	7,347
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	8,000	8,092
5.38%	05/01/25		12,000	12,435
Sprint Communications, Inc.
7.00%	03/01/20	[2]	16,000	16,300
Sprint Corp.
7.63%	03/01/26		3,000	3,319
7.88%	09/15/23		10,000	11,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	180,000	181,125
Vodafone Group PLC (United Kingdom)
(LIBOR USD 3-Month plus 0.99%)
3.31%	01/16/24	[1,3]	125,000	126,158

				639,687

Consumer Discretionary — 0.82%
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19		75,000	75,396
BAT Capital Corp.
2.76%	08/15/22		125,000	126,148
Constellation Brands, Inc.
2.00%	11/07/19		50,000	49,980
(LIBOR USD 3-Month plus 0.70%)
2.86%	11/15/21	[1]	50,000	50,001

				301,525

Electric — 2.00%
Dominion Energy, Inc., Series B
2.75%	09/15/22		150,000	151,567
DTE Energy Co.
2.40%	12/01/19		50,000	50,005
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	100,000	103,438

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Evergy, Inc.
4.85%	06/01/21		$100,000	$103,460
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21		30,000	30,199
(LIBOR USD 3-Month plus 0.48%)
2.77%	05/04/21	[1]	55,000	55,101
(LIBOR USD 3-Month plus 0.55%)
2.69%	08/28/21	[1]	40,000	40,012
PNM Resources, Inc.
3.25%	03/09/21		100,000	101,174
Puget Energy, Inc.
6.50%	12/15/20		100,000	104,723

				739,679

Energy — 0.88%
Antero Resources Corp.
5.00%	03/01/25		28,000	22,917
5.13%	12/01/22		11,000	9,721
5.63%	06/01/23		15,000	12,956
Energy Transfer Operating LP
5.50%	06/01/27		12,000	13,596
NGPL Pipe Co. LLC
4.38%	08/15/22	[2]	100,000	103,725
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	120,000	121,950
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
6.88%	01/15/29	[2]	4,000	4,380
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24	[2,3]	15,750	16,537
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	5,340	5,447
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[2,3]	6,000	6,270
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	3,000	3,060
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%	09/01/27	[2]	5,000	5,188

				325,747

Finance — 8.61%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust (Ireland)
4.45%	12/16/21	[3]	150,000	156,018
Air Lease Corp.
2.25%	01/15/23		75,000	74,695
3.50%	01/15/22		65,000	66,689

See accompanying notes to Schedule of Portfolio Investments.

19 / Semi-Annual Report September 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
2.42%	04/06/20	[1,2]	$60,000	$60,108
Citibank N.A. (BKNT)
3.40%	07/23/21		100,000	102,377
Citigroup, Inc.
2.40%	02/18/20		40,000	40,038
2.88%	07/24/23	[4]	225,000	228,156
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/24/23	[1]	30,000	30,129
Daimler Finance North America LLC
1.75%	10/30/19	[2]	50,000	49,984
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22	[1,2]	150,000	150,827
Ford Motor Credit Co. LLC
2.46%	03/27/20		50,000	49,948
3.20%	01/15/21		160,000	160,390
5.75%	02/01/21		75,000	77,604
5.88%	08/02/21		50,000	52,388
(LIBOR USD 3-Month plus 0.79%)
2.92%	06/12/20	[1]	15,000	14,975
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	420,000	418,950
General Motors Financial Co., Inc.
2.35%	10/04/19		50,000	50,000
4.38%	09/25/21		125,000	129,179
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		175,000	175,038
2.88%	10/31/22	[4]	170,000	171,963
Goldman Sachs Group, Inc. (The) (MTN)
(LIBOR USD 3-Month plus 1.60%)
3.72%	11/29/23	[1]	75,000	77,216
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.21%	07/22/22	[1]	200,000	201,568
Morgan Stanley (GMTN)
5.50%	01/26/20		150,000	151,597
5.50%	07/24/20		100,000	102,710
(LIBOR USD 3-Month plus 0.55%)
2.73%	02/10/21	[1]	50,000	50,048
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	75,000	76,495
4.36%	08/01/24	[2,3,4]	75,000	78,809
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[2,3]	175,000	181,792

				3,179,691

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 1.30%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20	[1]	$50,000	$50,009
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.51%	10/09/20	[1]	60,000	60,004
Danone SA (France)
1.69%	10/30/19	[2,3]	50,000	49,977
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	50,000	49,977
2.00%	10/28/21	[2,3]	100,000	99,828
Post Holdings, Inc.
5.50%	12/15/29	[2]	18,000	18,833
Smithfield Foods, Inc.
2.70%	01/31/20	[2]	100,000	99,625
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
2.60%	08/21/20	[1]	50,000	49,984

				478,237

Gaming — 0.06%
Churchill Downs, Inc.
4.75%	01/15/28	[2]	10,000	10,300
5.50%	04/01/27	[2]	10,000	10,599

				20,899

Health Care — 3.77%
AbbVie, Inc.
3.75%	11/14/23		125,000	131,541
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22	[3]	50,000	51,256
Allergan Sales LLC
5.00%	12/15/21	[2]	40,000	42,037
Anthem, Inc.
3.70%	08/15/21		175,000	179,274
Bausch Health Americas, Inc.
9.25%	04/01/26	[2]	5,000	5,700
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	10,000	10,833
Bayer U.S. Finance II LLC
2.75%	07/15/21	[2]	90,000	90,433
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	35,000	35,000
Becton Dickinson and Co.
2.68%	12/15/19		14,000	14,027
3.25%	11/12/20		100,000	100,994

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 20

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bristol-Myers Squibb Co.
(LIBOR USD 3-Month plus 0.20%)
2.37%	11/16/20	[1,2]	$150,000	$150,123
Centene Corp.
5.38%	06/01/26	[2]	5,000	5,225
5.63%	02/15/21		10,000	10,147
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[2]	4,000	4,010
8.63%	01/15/24	[2]	3,000	3,120
Cigna Corp., Series WI
(LIBOR USD 3-Month plus 0.65%)
2.79%	09/17/21	[1]	100,000	100,004
CVS Health Corp.
4.00%	12/05/23		125,000	132,999
(LIBOR USD 3-Month plus 0.72%)
2.82%	03/09/21	[1]	32,000	32,163
Encompass Health Corp.
4.75%	02/01/30		20,000	20,258
Fresenius Medical Care U.S. Finance II, Inc.
5.88%	01/31/22	[2]	100,000	106,743
HCA, Inc.
5.00%	03/15/24		5,000	5,465
5.88%	02/01/29		7,000	7,871
Hologic, Inc.
4.63%	02/01/28	[2]	2,000	2,067
Humana, Inc.
2.63%	10/01/19		50,000	50,000
Tenet Healthcare Corp.
4.63%	07/15/24		10,000	10,315
4.88%	01/01/26	[2]	14,000	14,385
5.13%	11/01/27	[2]	24,000	24,830
WellCare Health Plans, Inc.
5.38%	08/15/26	[2]	10,000	10,688
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.91%	03/19/21	[1]	40,000	40,001

				1,391,509

Industrials — 1.12%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	100,000	100,400
Berry Global, Inc.
4.88%	07/15/26	[2]	6,000	6,217
General Electric Co. (GMTN)
5.50%	01/08/20		50,000	50,394
General Electric Co. (MTN)
5.55%	05/04/20		45,000	45,807
(LIBOR USD 3-Month plus 0.38%)
2.67%	05/05/26	[1]	30,000	27,019

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[1]	$75,000	$54,658
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
3.30%	04/15/23	[1]	50,000	49,253
Matthews International Corp.
5.25%	12/01/25	[2]	6,000	5,700
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
2.82%	08/16/21	[1]	75,000	75,007

				414,455

Information Technology — 1.06%
Analog Devices, Inc.
2.85%	03/12/20		40,000	40,150
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20		55,000	55,003
Broadcom, Inc.
3.13%	04/15/21	[2]	125,000	126,236
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	150,000	153,966
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	17,000	17,797

				393,152

Insurance — 0.08%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.53%	03/29/21	[1]	30,000	30,038

Materials — 0.55%
Georgia-Pacific LLC
2.54%	11/15/19	[2]	50,000	50,008
5.40%	11/01/20	[2]	50,000	51,659
International Flavors & Fragrances, Inc.
3.40%	09/25/20		100,000	101,190

				202,857

Real Estate Investment Trust (REIT) — 4.08%
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		90,000	90,931
Boston Properties LP
4.13%	05/15/21		150,000	153,441
Camden Property Trust
2.95%	12/15/22		55,000	56,199
CubeSmart LP
4.80%	07/15/22		75,000	79,361

See accompanying notes to Schedule of Portfolio Investments.

21 / Semi-Annual Report September 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Essex Portfolio LP
3.63%	08/15/22		$100,000	$103,510
5.20%	03/15/21		50,000	51,744
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		85,000	87,081
5.38%	11/01/23		85,000	92,267
Healthcare Realty Trust, Inc.
3.75%	04/15/23		150,000	154,993
Kimco Realty Corp.
3.40%	11/01/22		100,000	103,440
Liberty Property LP
4.75%	10/01/20		125,000	128,217
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		6,000	6,255
National Retail Properties, Inc.
3.80%	10/15/22		75,000	78,034
Reckson Operating Partnership LP
7.75%	03/15/20		63,000	64,512
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
3.15%	08/16/21	[1]	100,000	100,017
WEA Finance LLC
3.15%	04/05/22	[2]	50,000	51,030
Welltower, Inc.
3.75%	03/15/23		100,000	104,757

				1,505,789

Retail — 0.59%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	50,000	50,008
2.70%	07/26/22	[2,3]	30,000	30,211
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.00%	04/17/20	[1]	55,000	55,010
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25	[2,3]	13,000	12,740
Rite Aid Corp.
6.13%	04/01/23	[2]	32,000	25,507
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		45,000	45,008

				218,484

Services — 0.38%
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	35,000	37,329
Total System Services, Inc.
3.80%	04/01/21		100,000	102,129

				139,458

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 1.36%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		$173,813	$182,428
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
3.08%	06/01/21	[1,2]	100,000	100,383
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		28,081	28,623
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21		15,095	15,636
Delta Air Lines Pass-Through Trust,
Series 2009-1, Class A
7.75%	12/17/19		96,919	97,944
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		22,849	23,969
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		47,708	53,302

				502,285

Total Corporates
(Cost $12,772,914)				12,867,799

MORTGAGE-BACKED — 29.69%**
Non-Agency Commercial
Mortgage-Backed — 8.15%
1345 Avenue of the Americas & Park Avenue
Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[2]	50,000	55,628
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR9,
Class D
5.07%	09/11/42	[4]	100,000	101,715
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class AAB
2.61%	09/10/45		83,072	83,608
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.69%	04/10/46		89,882	90,601
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98%	04/10/48		90,000	92,225
Commercial Mortgage Pass-Through
Certificates, Series 2014-CR14,
Class XA (IO)
0.76%	02/10/47	[4]	2,489,194	57,012
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.83%	07/10/38	[4]	8,961	9,022

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 22

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.91%	10/15/45	[4]	$333,839	$14,685
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66%	08/10/50		17,244	17,751
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.93%	11/10/46	[4]	542,278	15,274
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[4]	1,575,344	52,226
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.47%	01/10/46	[2,4]	1,750,000	20,939
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
1.04%	08/10/48	[4]	2,884,984	119,669
Core Industrial Trust, Series 2015-CALW,
Class A
3.04%	02/10/34	[2]	47,434	48,548
Core Industrial Trust, Series 2015-TEXW,
Class A
3.08%	02/10/34	[2]	49,625	50,750
Credit Suisse Mortgage Capital,
Series 2015-GLPB, Class A
3.64%	11/15/34	[2]	98,939	104,942
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,4]	359,556	368,655
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A3
5.00%	11/10/46	[2]	78,892	80,460
Four Times Square Trust Commercial
Mortgage Pass-Through Certificates,
Series 2006-4TS, Class A
5.40%	12/13/28	[2]	42,029	43,710
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	40,000	40,645
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.47%	08/10/43	[2,4]	11,214,440	80,492
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43	[2]	7,248	7,299
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.81%	03/10/44	[2,4]	9,880,568	66,915

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4
3.38%	05/10/45		$72,764	$74,039
GS Mortgage Securities Trust,
Series 2013-GC12, Class XA (IO)
1.56%	06/10/46	[4]	949,513	38,151
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C17, Class XA (IO)
0.93%	01/15/47	[4]	1,742,579	48,024
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C21, Class XA (IO)
1.16%	08/15/47	[4]	197,122	7,570
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C26, Class ASB
3.29%	01/15/48		85,000	87,356
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2005-CIBC11,
Class C
5.73%	08/12/37	[4]	52,883	52,924
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C5,
Class A3
4.17%	08/15/46		37,638	38,739
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class ASB
3.14%	05/15/45		95,592	97,091
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13,
Class XA (IO)
0.24%	01/15/46	[4]	9,524,112	42,677
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.40%	04/15/46	[4]	3,413,500	129,640
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2015-JP1,
Class XA (IO)
1.25%	01/15/49	[4,5,6]	961,332	38,615
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.78%	09/15/39	[2,4]	544,704	4,922
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C12, Class ASB
3.82%	10/15/46		46,135	47,638
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C13, Class ASB
3.56%	11/15/46		21,684	22,246
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C14, Class XA (IO)
1.16%	02/15/47	[4]	2,005,830	59,216

See accompanying notes to Schedule of Portfolio Investments.

23 / Semi-Annual Report September 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C17, Class ASB
3.48%	08/15/47		$108,347	$111,523
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class ASB
3.33%	12/15/47		80,000	82,452
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C21, Class XA (IO)
1.04%	03/15/48	[4]	1,412,730	53,661
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C26, Class ASB
3.32%	10/15/48		80,000	82,698
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A
2.20%	09/13/31	[2]	60,000	59,996
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.31%	08/10/49	[2,4,5,6]	3,000,000	20,115
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class XA (IO)
0.97%	02/15/44	[2,4]	1,720,510	14,022
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class A3
4.00%	03/15/44	[2]	14,067	14,127
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.88%	11/15/44	[2,4]	6,027,467	159,728

				3,009,941

Non-Agency Mortgage-Backed — 9.03%
Aames Mortgage Investment Trust,
Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.74%)
2.75%	10/25/35	[1]	129,252	129,435
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50%	09/25/37		236,354	162,605
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.71%)
2.72%	05/25/35	[1]	11,109	11,123
Angel Oak Mortgage Trust I LLC,
Series 2019-4, Class A1
2.99%	07/26/49	[2,4]	148,888	150,193
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
2.16%	09/25/36	[1]	24,509	23,974

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
2.62%	07/20/36	[1]	$44,569	$44,737
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
2.17%	05/26/36	[1,2]	96,796	94,098
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative
Average plus 0.92%)
2.71%	09/26/46	[1,2]	155,742	156,676
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2
(LIBOR USD 1-Month plus 0.28%)
2.30%	01/25/37	[1]	44,931	45,013
CIM Trust, Series 2019-R1, Class A
3.25%	10/25/58	[2,4]	157,296	158,658
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.37%	10/25/37	[1,2]	78,737	79,820
Citigroup Mortgage Loan Trust,
Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
2.53%	01/25/36	[1]	2,141	2,147
Countrywide Asset-Backed Certificates,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.92%	10/25/47	[1]	102,417	100,537
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.62%	05/25/35	[1]	70,003	61,611
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB1,
Class AF (STEP-reset date 11/25/19)
3.95%	01/25/33		11,405	11,757
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB5,
Class M1
(LIBOR USD 1-Month plus 1.02%)
3.04%	11/25/33	[1]	15,421	15,330
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.80%	07/19/44	[1]	4,087	4,185

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 24

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.71%	03/25/36	[1]	$120,000	$114,627
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
4.18%	04/19/36	[4]	105,245	99,299
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
4.95%	07/19/35	[4]	1,324	1,207
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
2.38%	06/20/35	[1]	109,538	109,678
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A4
(LIBOR USD 1-Month plus 0.30%)
2.32%	12/25/35	[1]	58,901	58,507
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.18%	05/25/37	[1]	140,386	136,863
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
2.88%	08/25/34	[1]	8,676	8,335
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.21%)
2.23%	05/25/46	[1]	132,116	125,056
IndyMac Index Mortgage Loan Trust,
Series 2007, Class AR1
3.74%	06/25/37	[4]	83,986	70,441
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.18%	06/25/36	[1]	13,139	13,095
Legacy Mortgage Asset Trust,
Series 2019-GS1, Class A1
(STEP-reset date 10/25/19)
4.00%	01/25/59	[2]	161,900	164,289
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
2.58%	10/25/34	[1]	100,360	95,691
Opteum Mortgage Acceptance Corp.
Asset-Backed Pass-Through Certificates,
Series 2005-3, Class APT
(LIBOR USD 1-Month plus 0.29%)
2.31%	07/25/35	[1]	152,911	153,358

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.46%	11/25/35	[1]	$99,732	$100,109
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.24%	01/25/36	[1]	186,651	183,260
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.50%	08/25/35	[1]	159,539	158,708
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
2.57%	09/25/35	[1]	100,000	100,661
Soundview Home Loan Trust,
Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.35%	03/25/36	[1]	37,257	37,119
Structured Asset Mortgage Investments II
Trust, Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.23%)
2.25%	02/25/36	[1]	90,333	83,375
Terwin NIMs Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34	[2,5,6]	2,772,011	43,209
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative
Average plus 1.40%)
3.85%	06/25/42	[1]	3,259	3,253
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
2.86%	07/25/45	[1]	157,445	155,816
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.47%	10/25/35	[1]	40,923	41,222
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-I, Class A1
4.79%	09/25/33	[4]	18,308	18,464

See accompanying notes to Schedule of Portfolio Investments.

25 / Semi-Annual Report September 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-I, Class 1A1
4.85%	07/25/34	[4]	$5,464	$5,495

				3,333,037

U.S. Agency Commercial
Mortgage-Backed — 10.51%
Fannie Mae-Aces, Series 2014-M2,
Class ASV2
2.78%	06/25/21	[4]	11,718	11,762
Fannie Mae-Aces, Series 2015-M4,
Class X2 (IO)
0.48%	07/25/22	[4]	11,988,426	93,084
Fannie Mae-Aces, Series 2016-M9,
Class FA
(LIBOR USD 1-Month plus 0.59%)
2.76%	09/25/23	[1]	10,362	10,356
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X1 (IO)
0.33%	04/25/23	[4]	8,138,645	59,676
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K036,
Class X1 (IO)
0.88%	10/25/23	[4]	5,469,832	145,633
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K044,
Class X1 (IO)
0.87%	01/25/25	[4]	1,459,178	47,000
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K052,
Class X1 (IO)
0.80%	11/25/25	[4]	931,797	32,034
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K057,
Class X1 (IO)
1.33%	07/25/26	[4]	989,848	66,099
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K093,
Class XAM (IO)
1.33%	05/25/29	[4]	330,000	34,209
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K730,
Class A1
3.45%	09/25/24		241,132	249,373
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K732,
Class X3 (IO)
2.25%	05/25/46	[4]	250,000	27,894

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K734,
Class X1 (IO)
0.79%	02/25/26	[4]	$2,799,011	$101,714
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KAIV,
Class X2 (IO)
3.61%	06/25/41	[4]	250,000	13,853
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class X1 (IO)
0.83%	12/25/22	[4]	11,642,011	122,450
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF04,
Class A
(LIBOR USD 1-Month plus 0.31%)
2.40%	06/25/21	[1]	20,175	20,163
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF05,
Class A
(LIBOR USD 1-Month plus 0.35%)
2.44%	09/25/21	[1]	1,336	1,335
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF17,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	03/25/23	[1]	120,337	120,562
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF19,
Class A
(LIBOR USD 1-Month plus 0.45%)
2.54%	06/25/23	[1]	197,192	197,163
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF22,
Class A
(LIBOR USD 1-Month plus 0.50%)
2.59%	07/25/23	[1]	126,192	126,339
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ03,
Class A1
1.67%	01/25/21		213,542	213,321
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ14,
Class A1
2.20%	11/25/23		308,064	310,830
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ16,
Class A1
1.97%	04/25/22		36,860	36,902
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ17,
Class A1
2.40%	10/25/24		123,251	125,298

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 26

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ20,
Class A1
3.21%	10/25/24		$130,966	$136,991
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ24,
Class A1
2.28%	05/25/26		149,344	150,964
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ25,
Class A1
2.15%	11/25/24		110,000	110,346
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ25,
Class A2
2.61%	01/25/26		130,000	132,758
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS05,
Class A
(LIBOR USD 1-Month plus 0.50%)
2.59%	01/25/23	[1]	106,275	106,291
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[4]	3,000,000	106,066
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.93%	04/25/46	[4]	155,304	157,035
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT2
2.95%	12/25/47	[4]	77,943	79,026
FRESB Mortgage Trust, Series 2015-SB3,
Class A3
(LIBOR USD 1-Month plus 0.55%)
2.64%	01/25/43	[1]	56,519	56,607
FRESB Mortgage Trust, Series 2016-SB17,
Class A5F
1.86%	06/25/21	[4]	212,499	212,065
FRESB Mortgage Trust, Series 2016-SB20,
Class A5F
1.74%	07/25/21	[4]	78,578	77,924
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[4]	363,923	373,240
Ginnie Mae, Series 2010-140, Class IO (IO)
0.00%	10/16/43	[4]	3,541,995	13,433

				3,879,796

U.S. Agency Mortgage-Backed — 2.00%
Fannie Mae Pool 468764
4.16%	07/01/21		100,000	103,431

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 469911
3.50%	12/01/21		$127,368	$131,560
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
4.36%	12/01/34	[1]	698	709
Fannie Mae Pool AE0800
3.79%	12/01/20		34,900	35,434
Fannie Mae Pool AL0851
6.00%	10/01/40		3,751	4,321
Fannie Mae Pool AM1619
2.34%	12/01/22		61,699	62,409
Fannie Mae Pool AM4580
3.43%	10/01/23		106,421	112,341
Fannie Mae Pool AN2059
1.64%	07/01/21		84,031	83,662
Fannie Mae REMICS, Series 1997-91,
Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50%	11/25/23	[1]	24,042	2,420
Fannie Mae REMICS, Series 2003-11,
Class FA
(LIBOR USD 1-Month plus 1.00%)
3.02%	09/25/32	[1]	7,253	7,451
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)
2.42%	10/25/40	[1]	6,657	6,670
Fannie Mae REMICS, Series G-36,
Class ZB
7.00%	11/25/21		85	86
Freddie Mac REMICS, Series 2684,
Class F
(LIBOR USD 1-Month plus 0.90%)
2.93%	01/15/33	[1]	7,248	7,376
Freddie Mac Strips, Series 263,
Class F5
(LIBOR USD 1-Month plus 0.50%)
2.53%	06/15/42	[1]	24,125	24,196
Ginnie Mae II Pool (TBA)
4.50%	10/20/44		150,000	157,031

				739,097

Total Mortgage-Backed
(Cost $11,070,857)				10,961,871

See accompanying notes to Schedule of Portfolio Investments.

27 / Semi-Annual Report September 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 2.53%
U.S. Treasury Notes — 2.53%
1.91%	07/31/21	[1]	$700,000	$699,866
1.50%	09/15/22		235,000	234,582

				934,448

Total U.S. Treasury Securities
(Cost $934,222)				934,448

Total Bonds – 76.52%
(Cost $28,258,415)				28,252,914

Issues			Shares	Value
MUTUAL FUNDS — 7.80%
Mutual Funds — 7.80%
iShares Core S&P 500 ETF			3,845	1,147,809
SPDR S&P 500 ETF Trust[7]			5,840	1,733,137

				2,880,946

Total Mutual Funds
(Cost $2,908,679)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 15.26%

Foreign Government Obligations — 2.73%
Japan Treasury Discount Bill, Series 864
(Japan)
0.00%[8]	10/21/19[3]		109,100,000	1,009,572

Money Market Funds — 3.32%
Dreyfus Government Cash Management
Fund
1.81%[9]			1,225,000	1,225,000

U.S. Treasury Bills — 9.21%
U.S. Treasury Bills
1.89%[8,10]	12/26/19		1,462,000	1,455,783
2.00%[8]	01/16/20		1,000,000	994,697
2.27%[8]	10/10/19		950,000	949,581

				3,400,061

Total Short-Term Investments
(Cost $5,628,160)				5,634,633

Issues	Value
Total Investments – 99.58%
(Cost $36,795,254)	$36,768,493

Cash and Other Assets, Less
Liabilities – 0.42%	153,426

Net Assets – 100.00%	$36,921,919

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $101,939, which is 0.28% of total net assets.

[7]

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to its homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of September 30, 2019.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,455,713.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(ETF): Exchange-traded fund

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 28

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,010,026	JPY 109,100,000	Goldman Sachs International		10/21/19	$(969)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 Emini Index	226	12/20/19	$33,648,575	$401,231	$401,231

See accompanying notes to Schedule of Portfolio Investments.

29 / Semi-Annual Report September 2019

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.28%
CORPORATES — 82.35%*
Banking — 6.65%
Bank of America Corp.
3.00%	12/20/23	[1]	$5,000	$5,109
Bank of America Corp. (MTN)
3.97%	03/05/29	[1]	20,000	21,668
4.27%	07/23/29	[1]	15,000	16,686
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	5,241
Discover Bank (BKNT)
4.20%	08/08/23		10,000	10,637
JPMorgan Chase & Co.
4.01%	04/23/29	[1]	20,000	21,881
4.20%	07/23/29	[1]	15,000	16,637
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[1,2]	10,000	10,038
Santander UK Group Holdings PLC
(United Kingdom)
3.57%	01/10/23	[2]	5,000	5,074
4.80%	11/15/24	[1,2]	5,000	5,359
State Street Corp.
3.78%	12/03/24	[1]	5,000	5,291
Wells Fargo & Co. (MTN)
3.55%	09/29/25		10,000	10,583
3.58%	05/22/28	[1]	20,000	21,225

				155,429

Communications — 9.42%
AT&T, Inc.
3.88%	01/15/26		11,000	11,679
4.35%	06/15/45		40,000	42,167
Charter Communications Operating LLC/
Charter Communications Operating Capital
5.38%	05/01/47		15,000	16,385
Comcast Corp.
3.97%	11/01/47		10,000	10,972
4.00%	11/01/49		15,000	16,686
4.70%	10/15/48		8,000	9,810
Fox Corp.
4.71%	01/25/29	[3]	3,000	3,429
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[2]	5,000	6,761
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	10,000	10,399
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	10,000	10,875
Time Warner Cable LLC
5.50%	09/01/41		3,000	3,237

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
4.02%	12/03/29		$45,000	$50,051
Viacom, Inc.
3.88%	04/01/24		6,000	6,300
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	[2]	6,000	6,708
5.25%	05/30/48	[2]	3,000	3,483
Walt Disney Co. (The)
6.20%	12/15/34	[3]	8,000	11,395

				220,337

Consumer Discretionary — 3.39%
Altria Group, Inc.
5.38%	01/31/44		5,000	5,566
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48		20,000	23,145
4.75%	01/23/29		5,000	5,816
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	8,000	8,745
BAT Capital Corp.
3.56%	08/15/27		5,000	5,040
4.54%	08/15/47		5,000	4,805
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.86%	11/15/21	[4]	10,000	10,000
Pernod Ricard SA (France)
4.45%	01/15/22	[2,3]	5,000	5,247
Reynolds American, Inc.
4.45%	06/12/25		5,000	5,337
5.85%	08/15/45		5,000	5,541

				79,242

Electric — 10.25%
Appalachian Power Co.
4.45%	06/01/45		10,000	11,759
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47		10,000	10,895
Duke Energy Carolinas LLC
3.75%	06/01/45		40,000	42,952
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000	2,127
6.40%	09/15/20	[3]	8,000	8,275
Evergy, Inc.
2.45%	09/15/24		5,000	5,002
Florida Power & Light Co.
4.13%	02/01/42		15,000	17,321
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,532

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 30

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Kansas City Power & Light Co.
3.15%	03/15/23		$5,000	$5,169
Metropolitan Edison Co.
4.00%	04/15/25	[3]	9,000	9,559
4.30%	01/15/29	[3]	4,000	4,523
MidAmerican Energy Co.
4.25%	05/01/46		10,000	11,841
Northern States Power Co./MN
4.13%	05/15/44		10,000	11,581
PacifiCorp.
4.13%	01/15/49		30,000	34,833
PNM Resources, Inc.
3.25%	03/09/21		10,000	10,117
Public Service Co. of New Mexico
3.85%	08/01/25		5,000	5,218
Tucson Electric Power Co.
3.85%	03/15/23		10,000	10,361
Virginia Electric & Power Co., Series B
3.80%	09/15/47		20,000	21,639
Vistra Operations Co. LLC
3.55%	07/15/24	[3]	6,000	6,064

				239,768

Energy — 10.38%
Enbridge Energy Partners LP
5.50%	09/15/40		10,000	11,862
Energy Transfer Operating LP
4.95%	06/15/28		15,000	16,499
EQM Midstream Partners LP
6.50%	07/15/48		8,000	7,754
EQT Corp.
3.90%	10/01/27		5,000	4,338
Hess Corp.
4.30%	04/01/27		18,000	18,828
KeySpan Gas East Corp.
5.82%	04/01/41	[3]	15,000	20,019
Kinder Morgan Energy Partners LP (MTN)
6.95%	01/15/38		15,000	19,684
Occidental Petroleum Corp.
3.50%	08/15/29		5,000	5,075
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[2]	10,000	10,170
7.69%	01/23/50	[2,3]	5,000	5,217
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		10,000	10,693
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,000	6,097

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
6.00%	04/01/22	[3]	$7,879	$8,194
Sabine Pass Liquefaction LLC
4.20%	03/15/28		3,000	3,178
5.75%	05/15/24		10,000	11,136
Southern Co. Gas Capital Corp.
2.45%	10/01/23		13,000	13,061
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		6,000	6,556
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
6.88%	01/15/29	[3]	5,000	5,475
TC PipeLines LP
3.90%	05/25/27		15,000	15,617
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	10,000	10,085
TransCanada PipeLines Ltd. (Canada)
5.00%	10/16/43	[2]	15,000	17,366
Williams Cos., Inc. (The)
3.70%	01/15/23		7,000	7,243
4.55%	06/24/24		8,000	8,602

				242,749

Finance — 9.53%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust (Ireland)
3.88%	01/23/28	[2]	14,000	14,446
Air Lease Corp.
3.63%	12/01/27		14,000	14,408
Citigroup, Inc.
2.88%	07/24/23	[1]	5,000	5,070
3.14%	01/24/23	[1]	10,000	10,187
3.67%	07/24/28	[1]	20,000	21,199
Ford Motor Credit Co. LLC
5.88%	08/02/21		20,000	20,955
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[2]	5,000	4,987
4.42%	11/15/35	[2]	23,000	24,110
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[1]	10,000	10,115
3.50%	11/16/26		5,000	5,198
4.22%	05/01/29	[1]	20,000	21,837
Morgan Stanley (GMTN)
3.70%	10/23/24		5,000	5,295
3.77%	01/24/29	[1]	20,000	21,392
Morgan Stanley, Series F
3.88%	04/29/24		10,000	10,645
Nationwide Building Society
(United Kingdom)
3.77%	03/08/24	[1,2,3]	5,000	5,137

See accompanying notes to Schedule of Portfolio Investments.

31 / Semi-Annual Report September 2019

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50%	02/15/24	[2,3]	$5,000	$5,408
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	9,309	12,024
Raymond James Financial, Inc.
3.63%	09/15/26		10,000	10,470

				222,883

Food — 1.61%
Conagra Brands, Inc.
4.60%	11/01/25		6,000	6,603
Kraft Heinz Foods Co.
3.75%	04/01/30	[3]	5,000	5,051
4.38%	06/01/46		10,000	9,463
Kroger Co. (The)
4.50%	01/15/29		5,000	5,584
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,507
Tyson Foods, Inc.
4.00%	03/01/26		5,000	5,428

				37,636

Health Care — 11.44%
AbbVie, Inc.
4.40%	11/06/42		20,000	20,714
Alcon Finance Corp.
3.00%	09/23/29	[3]	10,000	10,118
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[2]	5,000	5,230
4.55%	03/15/35	[2]	10,000	10,632
Amgen, Inc.
4.40%	05/01/45		15,000	16,978
Anthem, Inc.
4.38%	12/01/47		10,000	10,812
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[2]	10,000	10,519
Barnabas Health, Inc.
4.00%	07/01/28		5,000	5,497
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	10,000	10,788
Becton Dickinson and Co.
2.89%	06/06/22		10,000	10,139
Celgene Corp.
3.90%	02/20/28		13,000	14,251
Cigna Corp.
4.38%	10/15/28		5,000	5,473
4.90%	12/15/48		15,000	17,231

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
4.00%	12/05/23		$22,000	$23,408
4.30%	03/25/28		5,000	5,411
5.05%	03/25/48		5,000	5,684
Elanco Animal Health, Inc.
4.90%	08/28/28		10,000	10,925
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	5,000	5,106
HCA, Inc.
4.13%	06/15/29		5,000	5,269
5.00%	03/15/24		4,000	4,372
Kaiser Foundation Hospitals
3.15%	05/01/27		10,000	10,542
Pfizer, Inc.
4.10%	09/15/38		10,000	11,438
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		10,000	10,070
Quest Diagnostics, Inc.
4.20%	06/30/29		5,000	5,527
UnitedHealth Group, Inc.
4.25%	04/15/47		15,000	17,062
WellCare Health Plans, Inc.
5.38%	08/15/26	[3]	4,000	4,275

				267,471

Industrials — 2.55%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	10,000	10,398
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.67%	05/05/26	[4]	10,000	9,006
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
3.55%	11/01/24	[2]	5,000	5,210
L3Harris Technologies, Inc.
3.85%	06/15/23	[3]	10,000	10,552
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,3]	5,000	5,225
United Technologies Corp.
4.13%	11/16/28		12,000	13,588
WRKCo, Inc.
4.90%	03/15/29		5,000	5,663

				59,642

Insurance — 4.16%
Aon Corp.
3.75%	05/02/29		5,000	5,339
Berkshire Hathaway Finance Corp.
4.20%	08/15/48		20,000	23,433

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 32

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Farmers Insurance Exchange
4.75%	11/01/57	[1,3]	$20,000	$21,033
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[1,3]	10,000	9,963
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[1,3]	20,000	21,000
Travelers Cos., Inc. (The)
4.05%	03/07/48		10,000	11,568
Willis North America, Inc.
2.95%	09/15/29		5,000	4,932

				97,268

Materials — 0.23%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		5,000	5,527

Real Estate Investment Trust (REIT) — 7.34%
Alexandria Real Estate Equities, Inc.
4.50%	07/30/29		6,000	6,789
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		5,000	5,052
3.63%	11/15/27		5,000	5,270
Boston Properties LP
2.75%	10/01/26		10,000	10,098
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		10,000	10,516
CubeSmart LP
4.38%	02/15/29		5,000	5,511
Digital Realty Trust LP
3.63%	10/01/22		5,000	5,178
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		5,000	5,048
4.38%	04/15/21		10,000	10,245
HCP, Inc.
3.88%	08/15/24		10,000	10,670
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000	5,166
Healthcare Trust of America Holdings LP
3.70%	04/15/23		5,000	5,171
Highwoods Realty LP
3.20%	06/15/21		5,000	5,068
Host Hotels & Resorts LP
5.25%	03/15/22		5,000	5,339
6.00%	10/01/21		5,000	5,325
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,248

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Kilroy Realty LP
3.45%	12/15/24		$10,000	$10,417
Liberty Property LP
3.38%	06/15/23		10,000	10,333
National Retail Properties, Inc.
3.80%	10/15/22		5,000	5,202
Realty Income Corp.
3.25%	10/15/22		10,000	10,323
SL Green Realty Corp.
4.50%	12/01/22		8,000	8,426
UDR, Inc. (MTN)
4.63%	01/10/22		5,000	5,231
Ventas Realty LP
4.13%	01/15/26		10,000	10,822
VEREIT Operating Partnership LP
4.13%	06/01/21		5,000	5,133

				171,581

Retail — 1.37%
Family Dollar Stores, Inc.
5.00%	02/01/21		5,000	5,153
Home Depot, Inc. (The)
3.90%	12/06/28		5,000	5,612
Lowe’s Cos., Inc.
3.65%	04/05/29		5,000	5,347
Starbucks Corp.
3.80%	08/15/25		5,000	5,415
Walgreens Boots Alliance, Inc.
4.80%	11/18/44		10,000	10,566

				32,093

Services — 1.38%
Global Payments, Inc.
3.20%	08/15/29		5,000	5,081
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[2]	5,000	5,583
5.00%	11/01/22	[2,3]	5,000	5,333
RELX Capital, Inc.
4.00%	03/18/29		10,000	10,924
Waste Management, Inc.
3.20%	06/15/26		5,000	5,277

				32,198

Transportation — 2.19%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		8,000	9,404
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		28,838	32,501

See accompanying notes to Schedule of Portfolio Investments.

33 / Semi-Annual Report September 2019

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88%	10/07/28		$9,207	$9,307

				51,212

Water — 0.46%
American Water Capital Corp.
3.45%	06/01/29		10,000	10,674

Total Corporates
(Cost $1,762,549)				1,925,710

MORTGAGE-BACKED — 14.75%**
Non-Agency Commercial
Mortgage-Backed — 8.81%
Commercial Mortgage Pass-Through
Certificates, Series 2014-CR14,
Class XA (IO)
0.76%	02/10/47	[1]	1,532,913	35,110
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.67%	12/10/45	[1]	417,642	17,565
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.04%	09/10/47	[1,5,6]	643,947	21,520
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
1.07%	12/10/47	[1]	511,485	18,352
Credit Suisse Mortgage Capital,
Series 2015-GLPA, Class XA (IO)
0.40%	11/15/37	[1,3]	827,205	12,111
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.47%	08/10/43	[1,3]	2,079,716	14,927
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.81%	03/10/44	[1,3]	2,470,142	16,729
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C26, Class XA (IO)
1.15%	01/15/48	[1]	783,508	29,704
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3,
Class XA (IO)
1.14%	02/15/46	[1,3]	1,066,502	11,241
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5,
Class XA (IO)
1.60%	08/15/45	[1,3]	252,148	7,863
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6,
Class XA (IO)
1.77%	11/15/45	[1,3,5,6]	158,635	6,184

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.31%	08/10/49	[1,3,5,6]	$2,200,000	$14,751

				206,057

U.S. Agency Commercial
Mortgage-Backed — 1.44%
Fannie Mae-Aces, Series 2015-M4,
Class X2 (IO)
0.48%	07/25/22	[1]	544,617	4,229
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K007,
Class X1 (IO)
1.20%	04/25/20	[1]	1,827,521	1,353
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K712,
Class X1 (IO)
1.37%	11/25/19	[1]	1,077,907	89
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[1]	596,019	28,064

				33,735

U.S. Agency Mortgage-Backed — 4.50%
Fannie Mae REMICS, Series 2012-128,
Class UA
2.50%	06/25/42		37,485	37,941
Freddie Mac REMICS, Series 4638,
Class UF
(LIBOR USD 1-Month plus 1.00%)
3.03%	09/15/44	[4]	66,553	67,197

				105,138

Total Mortgage-Backed
(Cost $373,601)				344,930

MUNICIPAL BONDS — 1.04%*
California — 0.80%
Los Angeles Department of Water & Power
Power System Revenue, Build America
Taxable Bonds, Water Utility Improvements,
Series SY
6.01%	07/01/39		5,000	6,673
Los Angeles Unified School District, Build
America Taxable Bonds, School
Improvements, Series KR
5.76%	07/01/29		5,000	6,147
University of California, Taxable, College &
University, Revenue Bonds, University &
College Improvements, Series AJ
4.60%	05/15/31		5,000	5,882

				18,702

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 34

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.24%
New York City Transitional Finance Authority
Future Tax Secured Revenue, Taxable
Bonds, Public Improvements
3.73%	08/01/29	$5,000	$5,555

Total Municipal Bonds
(Cost $22,481)			24,257

U.S. TREASURY SECURITIES — 0.14%
U.S. Treasury Bonds — 0.14%
U.S. Treasury Bonds
2.88%	05/15/49	2,000	2,333
U.S. Treasury Bonds (WI)
2.25%	08/15/49	1,000	1,029

			3,362

Total U.S. Treasury Securities
(Cost $3,130)			3,362

Total Bonds – 98.28%
(Cost $2,161,761)			2,298,259

Issues	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.64%

U.S. Treasury Bills — 0.64%
U.S. Treasury Bills
1.90%[7,8]	12/26/19	15,000	14,936

Total Short-Term Investments
(Cost $14,932)

Value

Total Investments – 98.92%
(Cost $2,176,693)	$2,313,195

Cash and Other Assets, Less
Liabilities – 1.08%	25,211

Net Assets – 100.00%	$2,338,406

[1]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $42,455, which is 1.82% of total net assets.

[7]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $14,936.

[8]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	2	12/31/19	$238,297	$(1,043)	$(1,043)
U.S. Treasury Two Year Note	1	12/31/19	215,500	(10)	(10)

TOTAL FUTURES CONTRACTS			$453,797	$(1,053)	$(1,053)

See accompanying notes to Schedule of Portfolio Investments.

35 / Semi-Annual Report September 2019

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 93.37%
ASSET-BACKED SECURITIES — 9.10%**
AMMC CLO XIV Ltd., Series 2014-14A,
Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
3.53%	07/25/29	[1,2,3]	$10,000	$10,011
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.18%)
3.46%	10/22/30	[1,2,3]	40,000	40,024
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.20%	04/15/29	[1,2,3]	40,000	39,930
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.36%	08/15/30	[1,2,3]	10,000	10,008
Galaxy XXIX CLO Ltd., Series 2018-29A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
2.95%	11/15/26	[1,2,3]	38,695	38,712
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.67%	08/27/46	[2,3]	68,368	65,228
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[3]	54,256	58,771
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[3]	55,060	58,975
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
3.05%	04/15/29	[1,2,3]	40,000	39,727
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
2.92%	06/25/54	[2,3]	100,000	98,262
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.15%	01/15/28	[1,2,3]	10,000	9,995
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1 (Cayman Islands)
(1.00 X LIBOR USD 3-Month plus 0.90%)
0.00%	10/24/27	[1,2,3]	40,000	40,002
PHEAA Student Loan Trust, Series 2014-3A,
Class A
(LIBOR USD 1-Month plus 0.59%)
2.61%	08/25/40	[2,3]	54,354	53,975

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.50%)
2.78%	07/25/39	[2]	$76,122	$72,195
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[2]	10,000	9,964
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.52%	07/17/28	[1,2,3]	10,000	10,005

Total Asset-Backed Securities
(Cost $640,303)				655,784

CORPORATES — 28.74%*
Banking — 1.86%
Bank of America Corp.
3.00%	12/20/23	[4]	15,000	15,327
Bank of New York Mellon Corp. (The) (MTN)
3.25%	09/11/24		5,000	5,241
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 1.00%)
3.30%	01/15/23	[2]	10,000	10,084
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[1,3]	5,000	5,050
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[1,4]	30,000	30,114
Santander UK Group Holdings PLC
(United Kingdom)
4.80%	11/15/24	[1,4]	35,000	37,514
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.49%	10/31/23	[2]	30,000	30,535

				133,865

Communications — 3.68%
AT&T, Inc.
4.35%	06/15/45		55,000	57,980
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.91%	07/23/25		8,000	8,771
6.48%	10/23/45		25,000	30,476
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	18,000	16,882
9.75%	07/15/25	[1,3]	35,000	36,733
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	5,000	6,761
Sprint Corp.
7.63%	03/01/26		16,000	17,700

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 36

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	$70,000	$76,125
Viacom, Inc.
3.88%	04/01/24		8,000	8,400
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	5,000	5,527

				265,355

Consumer Discretionary — 0.62%
Anheuser-Busch Cos LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%	02/01/46		10,000	11,908
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	5,000	5,465
Reynolds American, Inc.
4.45%	06/12/25		10,000	10,674
5.85%	08/15/45		15,000	16,624

				44,671

Electric — 0.48%
Evergy, Inc.
4.85%	06/01/21		20,000	20,692
Eversource Energy, Series O
4.25%	04/01/29		8,000	8,918
Pennsylvania Electric Co.
4.15%	04/15/25	[3]	5,000	5,336

				34,946

Energy — 4.29%
Antero Resources Corp.
5.00%	03/01/25		15,000	12,277
5.63%	06/01/23		7,000	6,046
Energy Transfer Operating LP
4.75%	01/15/26		10,000	10,835
Hess Corp.
5.60%	02/15/41		20,000	22,356
Kinder Morgan Energy Partners LP
3.50%	09/01/23		8,000	8,284
4.25%	09/01/24		5,000	5,365
Occidental Petroleum Corp.
3.50%	08/15/29		18,000	18,270
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[1]	15,000	15,255
6.63%	06/15/35	[1]	5,000	4,911
6.75%	09/21/47	[1]	10,000	9,584
7.69%	01/23/50	[1,3]	20,000	20,868
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		18,000	19,247

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Range Resources Corp.
4.88%	05/15/25		$9,000	$7,470
Rockies Express Pipeline LLC
4.95%	07/15/29	[3]	35,000	34,871
Sabine Pass Liquefaction LLC
5.75%	05/15/24		5,000	5,568
Spectra Energy Partners LP
4.75%	03/15/24		10,000	10,912
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		28,000	30,597
TC PipeLines LP
3.90%	05/25/27		20,000	20,822
4.38%	03/13/25		8,000	8,545
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	17,000	17,765
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	09/01/27	[3]	8,000	8,300
Williams Cos., Inc. (The)
4.55%	06/24/24		10,000	10,752

				308,900

Finance — 4.22%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.50%	05/15/21	[1]	10,000	10,350
5.00%	10/01/21	[1]	25,000	26,281
Air Lease Corp.
2.25%	01/15/23		25,000	24,898
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/24/23	[2]	30,000	30,129
Ford Motor Credit Co. LLC
3.20%	01/15/21		30,000	30,073
4.25%	09/20/22		30,000	30,758
5.75%	02/01/21		10,000	10,347
General Motors Financial Co., Inc.
3.20%	07/06/21		25,000	25,264
4.38%	09/25/21		10,000	10,334
Goldman Sachs Group, Inc. (The)
2.91%	07/24/23	[4]	5,000	5,067
4.22%	05/01/29	[4]	10,000	10,919
Morgan Stanley (GMTN)
4.43%	01/23/30	[4]	15,000	16,828
Nationwide Building Society
(United Kingdom)
3.77%	03/08/24	[1,3,4]	10,000	10,274
4.36%	08/01/24	[1,3,4]	25,000	26,270

See accompanying notes to Schedule of Portfolio Investments.

37 / Semi-Annual Report September 2019

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[1,3]	$30,000	$31,164
5.50%	02/15/24	[1,3]	5,000	5,408

				304,364

Food — 1.71%
Campbell Soup Co.
4.15%	03/15/28		10,000	10,785
(LIBOR USD 3-Month plus 0.63%)
2.75%	03/15/21	[2]	10,000	10,011
Conagra Brands, Inc.
4.85%	11/01/28		10,000	11,331
(LIBOR USD 3-Month plus 0.50%)
2.51%	10/09/20	[2]	10,000	10,001
Kraft Heinz Foods Co.
3.00%	06/01/26		5,000	4,951
3.95%	07/15/25		6,000	6,285
4.38%	06/01/46		15,000	14,194
4.63%	01/30/29		10,000	10,826
4.88%	10/01/49	[3]	15,000	15,170
6.88%	01/26/39		10,000	12,320
7.13%	08/01/39	[3]	5,000	6,315
Kroger Co. (The)
4.50%	01/15/29		5,000	5,584
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,507

				123,280

Health Care — 4.97%
Aetna, Inc.
3.50%	11/15/24		10,000	10,426
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[1]	10,000	10,558
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	5,000	5,394
4.88%	06/25/48	[3]	45,000	49,673
(LIBOR USD 3-Month plus 1.01%)
3.13%	12/15/23	[2,3]	10,000	10,003
Becton Dickinson and Co.
3.73%	12/15/24		10,000	10,588
Centene Corp.
4.75%	05/15/22		55,000	56,317
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[3]	14,000	14,035
Cigna Corp.
4.90%	12/15/48		35,000	40,206

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
5.05%	03/25/48		$45,000	$51,152
(LIBOR USD 3-Month plus 0.72%)
2.82%	03/09/21	[2]	10,000	10,051
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	10,000	10,154
Humana, Inc.
3.13%	08/15/29		35,000	35,041
Tenet Healthcare Corp.
4.63%	09/01/24	[3]	43,000	44,287

				357,885

Industrials — 2.45%
Energizer Holdings, Inc.
7.75%	01/15/27	[3]	15,000	16,751
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.67%	05/05/26	[2]	60,000	54,037
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[2]	52,000	37,896
General Electric Co., Series A (MTN)
6.75%	03/15/32		30,000	37,754
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[1,3]	9,000	8,494
Trivium Packaging Finance BV (Netherlands)
8.50%	08/15/27	[1,3]	20,000	21,675

				176,607

Information Technology — 0.35%
Broadcom, Inc.
3.13%	04/15/21	[3]	25,000	25,247

Insurance — 0.36%
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[3,4]	25,000	26,250

Materials — 0.24%
International Flavors & Fragrances, Inc.
5.00%	09/26/48		15,000	17,145

Real Estate Investment Trust (REIT) — 2.01%
American Campus Communities
Operating Partnership LP
4.13%	07/01/24		10,000	10,687
Boston Properties LP
2.75%	10/01/26		10,000	10,098
Digital Realty Trust LP
3.63%	10/01/22		10,000	10,356

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 38

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		$5,000	$5,048
4.38%	04/15/21		5,000	5,122
5.25%	06/01/25		5,000	5,524
5.38%	11/01/23		10,000	10,855
HCP, Inc.
3.15%	08/01/22		10,000	10,229
Healthcare Realty Trust, Inc.
3.88%	05/01/25		10,000	10,456
Healthcare Trust of America Holdings LP
3.70%	04/15/23		5,000	5,171
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,248
Kilroy Realty LP
3.05%	02/15/30		20,000	19,617
4.38%	10/01/25		5,000	5,390
National Retail Properties, Inc.
3.80%	10/15/22		5,000	5,202
SL Green Operating Partnership LP
3.25%	10/15/22		10,000	10,203
WEA Finance LLC
3.15%	04/05/22	[3]	15,000	15,309

				144,515

Retail — 0.88%
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25	[1,3]	28,000	27,440
Rite Aid Corp.
6.13%	04/01/23	[3]	45,000	35,870

				63,310

Services — 0.15%
IHS Markit Ltd. (Bermuda)
4.75%	02/15/25	[1,3]	10,000	10,875

Transportation — 0.47%
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		9,360	9,541
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70%	06/15/21		3,003	3,203
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		18,588	20,767

				33,511

Total Corporates
(Cost $2,028,608)				2,070,726

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 55.53%**
Non-Agency Commercial
Mortgage-Backed — 15.76%
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class X (IO)
1.54%	04/10/29	[3,4]	$1,280,000	$19,876
Commercial Mortgage Pass-Through
Certificates, Series 2014-CR14,
Class XA (IO)
0.76%	02/10/47	[4]	2,653,946	60,786
Commercial Mortgage Trust,
Series 2013-CR6, Class XB (IO)
0.68%	03/10/46	[4]	2,000,000	36,573
Commercial Mortgage Trust,
Series 2012-CR1, Class XA (IO)
2.04%	05/15/45	[4]	773,868	31,356
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.91%	10/15/45	[4]	818,181	35,989
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.64%	12/10/44	[3,4]	1,800,000	24,084
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.32%	10/10/46	[4]	724,459	27,665
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[4]	1,639,043	54,338
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.04%	09/10/47	[4,5,6]	757,585	25,317
Core Industrial Trust, Series 2015-CALW,
Class A
3.04%	02/10/34	[3]	66,407	67,967
Core Industrial Trust, Series 2015-TEXW,
Class A
3.08%	02/10/34	[3]	69,475	71,050
DBUBS Mortgage Trust, Series 2011-LC1A,
Class XB (IO)
0.39%	11/10/46	[3,4]	300,000	1,270
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.47%	08/10/43	[3,4]	3,560,140	25,553
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.81%	03/10/44	[3,4]	4,199,241	28,439
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class X4 (IO)
2.36%	05/10/45	[4]	2,415,952	80,403
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.11%	11/10/45	[4]	709,990	35,604
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C15, Class XA (IO)
1.24%	11/15/45	[4]	718,338	26,187

See accompanying notes to Schedule of Portfolio Investments.

39 / Semi-Annual Report September 2019

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C19, Class XA (IO)
0.93%	04/15/47	[4]	$1,825,858	$43,182
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C2, Class XA (IO)
1.83%	06/15/49	[4]	340,036	24,096
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-LC9,
Class XA (IO)
1.66%	12/15/47	[4]	2,197,599	85,146
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13,
Class XA (IO)
0.24%	01/15/46	[4]	9,524,112	42,677
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C9, Class XB (IO)
0.40%	05/15/46	[3,4]	2,532,749	29,937
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C15, Class XA (IO)
1.14%	04/15/47	[4]	353,493	12,640
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class XA (IO)
0.91%	10/15/47	[4]	119,264	3,151
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.78%	12/10/45	[3,4]	809,009	32,621
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA (IO)
1.92%	10/15/45	[3,4]	980,317	41,997
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class XA (IO)
0.97%	02/15/44	[3,4]	1,148,440	9,360
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.49%	03/15/44	[3,4]	2,389,951	39,776
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.70%	12/15/45	[3,4]	1,220,761	50,750
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XB (IO)
0.59%	05/15/45	[3,4]	2,000,000	32,406
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.40%	03/15/47	[4]	860,265	35,551

				1,135,747

Non-Agency Mortgage-Backed — 18.57%
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00%	08/25/37		13,210	12,767
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
2.30%	03/25/46	[2]	$25,556	$23,654
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50%	03/25/36		13,768	13,187
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
2.17%	05/26/36	[2,3]	43,998	42,772
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
2.30%	10/25/36	[2,3]	27,524	26,984
Bear Stearns ALT-A Trust, Series 2004-6,
Class 1A
(LIBOR USD 1-Month plus 0.64%)
2.66%	07/25/34	[2]	9,822	9,864
Bear Stearns ARM Trust, Series 2004-3,
Class 2A
4.20%	07/25/34	[4]	14,251	14,243
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2
(LIBOR USD 1-Month plus 0.28%)
2.30%	01/25/37	[2]	23,787	23,831
Bombardier Capital Mortgage Securitization
Corp., Series 2000-A, Class A4
8.29%	06/15/30	[4]	142,144	52,332
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.35%	06/25/47	[2,3]	20,287	20,434
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-14,
Class A3
6.25%	09/25/37		34,043	29,058
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-MH1,
Class B1 (STEP-reset date 11/25/19)
6.25%	10/25/36	[3]	61,000	61,100
Fremont Home Loan Trust, Series 2005-A,
Class M3
(LIBOR USD 1-Month plus 0.74%)
2.75%	01/25/35	[2]	57,000	56,871
Fremont Home Loan Trust, Series 2005-E,
Class 2A4
(LIBOR USD 1-Month plus 0.33%)
2.35%	01/25/36	[2]	33,821	33,123
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.26%	08/25/45	[2]	11,162	10,026
GSAA Trust, Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.10%)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 40

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
2.12%	03/25/47	[2]	$166,316	$20,351
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.48%	09/25/35	[4]	9,232	9,524
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
2.38%	06/20/35	[2]	26,637	26,671
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
0.95%	06/20/35	[3,4,5,6]	1,953,368	85,949
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00%	07/25/37		14,123	13,980
Lehman Mortgage Trust, Series 2006-7,
Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.53%	11/25/36	[2,5,6]	219,217	68,099
Lehman Mortgage Trust, Series 2007-5,
Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
4.32%	06/25/37	[2,5,6]	304,787	93,261
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
2.42%	03/25/35	[2]	35,538	34,601
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
2.52%	05/25/29	[2]	26,098	25,537
Mid-State Capital Corp., Series 2005-1,
Class A
5.75%	01/15/40		10,721	11,727
Mid-State Capital Corp., Series 2006-1,
Class A
5.79%	10/15/40	[3]	62,765	69,850
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		4,818	5,123
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/37	[2]	35,000	33,803
Nomura Resecuritization Trust,
Series 2015-5R, Class 4A1
(LIBOR USD 1-Month plus 0.14%)
3.22%	07/26/37	[2,3]	22,635	22,866
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01%	03/15/20	[4]	23,216	23,798

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
3.26%	01/25/36	[2]	$25,000	$25,093
People’s Choice Home Loan Securities
Trust, Series 2004-2, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.92%	10/25/34	[2]	154	154
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.24%	12/25/36	[2]	100,000	97,822
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
5.53%	02/25/34	[2,5,6]	891,008	104,529
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-1, Class 4A1
4.46%	02/25/34	[4]	3,440	3,440
Structured Asset Mortgage Investments II
Trust, Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.23%)
2.25%	02/25/36	[2]	31,137	28,416
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-BB, Class A2
4.95%	01/25/35	[4]	80,192	80,949
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR4, Class 2A1
5.22%	04/25/36	[4]	22,659	22,524

				1,338,313

U.S. Agency Commercial
Mortgage-Backed — 11.57%
Fannie Mae-Aces, Series 2010-M3,
Class X (IO)
0.31%	03/25/20	[4]	64,327,082	34,962
Fannie Mae-Aces, Series 2011-M5,
Class X (IO)
1.21%	07/25/21	[4]	4,170,819	62,300
Fannie Mae-Aces, Series 2013-M5,
Class X2 (IO)
2.16%	01/25/22	[4]	864,392	17,902
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.71%	07/25/39	[4]	1,629,622	57,620
Fannie Mae-Aces, Series 2016-M2,
Class X3 (IO)
2.04%	04/25/36	[4]	1,016,281	37,437

See accompanying notes to Schedule of Portfolio Investments.

41 / Semi-Annual Report September 2019

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K006,
Class AX1 (IO)
1.06%	01/25/20	[4]	$3,071,744	$2,767
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K017,
Class X3 (IO)
2.28%	12/25/39	[4]	2,147,000	100,251
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K022,
Class X3 (IO)
1.87%	08/25/40	[4]	900,000	44,219
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X3 (IO)
1.71%	07/25/41	[4]	1,170,000	65,346
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K037,
Class X3 (IO)
2.28%	01/25/42	[4]	390,000	33,617
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K503,
Class X3 (IO)
1.95%	10/25/42	[4]	19,848,479	1,397
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K715,
Class X1 (IO)
1.23%	01/25/21	[4]	4,435,597	47,652
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K718,
Class X1 (IO)
0.73%	01/25/22	[4]	348,120	3,993
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ25,
Class A1
2.15%	11/25/24		70,000	70,220
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KW01,
Class X1 (IO)
1.11%	01/25/26	[4]	1,065,184	51,830
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[4]	1,059,589	49,892
Ginnie Mae, Series 2011-119, Class IO (IO)
0.29%	08/16/51	[4]	2,844,622	28,047
Ginnie Mae, Series 2011-78, Class IX (IO)
0.11%	08/16/46	[4]	2,527,225	33,465
Ginnie Mae, Series 2012-135, Class IO (IO)
0.57%	01/16/53	[4]	604,306	17,355
Ginnie Mae, Series 2013-33, Class IO (IO)
0.80%	04/16/54	[4]	775,238	24,108

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Ginnie Mae, Series 2016-22, Class IX (IO)
1.29%	06/16/38	[4]	$276,938	$48,852

				833,232

U.S. Agency Mortgage-Backed — 9.63%
Fannie Mae Pool 109707
3.80%	09/01/33		71,447	79,084
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.18%)
4.74%	04/01/36	[2]	60,977	61,152
Fannie Mae Pool AN9976
3.96%	02/01/30		30,000	33,985
Fannie Mae REMICS, Series 2005-56,
Class SP
(-6.50 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00%	08/25/33	[2]	14,052	14,833
Fannie Mae REMICS, Series 2012-139,
Class AI (IO)
3.00%	12/25/27		496,640	40,851
Freddie Mac Strips, Series 240,
Class IO (IO)
5.50%	07/15/36		511,068	107,794
Ginnie Mae, Series 2003-11, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.52%	02/16/33	[2]	1,226,612	93,568
Ginnie Mae, Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.56%	10/20/33	[2]	571,314	102,692
Ginnie Mae, Series 2012-73, Class NK
3.00%	08/20/40		14,668	14,740
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		82,688	84,560
Ginnie Mae, Series 2018-154, Class BP
3.50%	11/20/48		59,495	60,718

				693,977

Total Mortgage-Backed
(Cost $4,119,590)				4,001,269

Total Bonds – 93.37%
(Cost $6,788,501)				6,727,779

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 42

Flexible Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Shares	Value
SHORT-TERM INVESTMENTS — 4.80%
Money Market Funds — 4.80%
Dreyfus Government Cash Management
Fund
1.95%[7]		346,000	$346,000

Total Short-Term Investments
(Cost $346,000)

Total Investments – 98.17%
(Cost $7,134,501)			7,073,779

Cash and Other Assets, Less
Liabilities – 1.83%			132,100

Net Assets – 100.00%			$7,205,879

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $377,155, which is 5.23% of total net assets.

[7]	Represents the current yield as of September 30, 2019.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

43 / Semi-Annual Report September 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.35%
BANK LOANS — 85.99%*
Automotive — 0.38%
Oeconnection LLC, Term Loan B (LIBOR plus 4.00%)
6.02%	09/24/26	[1,2,3]	$685,065	$683,780
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	04/30/26	[2,3]	250,000	248,360

				932,140

Communications — 13.48%
Altice Financing SA, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.81%	01/31/26	[2,3]	982,500	960,148
Altice SA, Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
6.03%	08/14/26	[2,3,4]	496,250	495,940
Beasley Mezzanine Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.04%	11/01/23	[2,3]	465,296	464,910
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	01/31/25	[2,3]	1,477,462	1,469,669
Charter Communications Operating LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.05%	04/30/25	[2,3]	1,965,000	1,979,128
Clear Channel Outdoor Holdings
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	08/21/26	[2,3]	1,750,000	1,757,341
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	04/04/26	[2,3]	1,000,000	998,215
Connect Finco SARL, Term Loan B
(LIBOR plus 4.50%)
4.50%	09/23/26	[2,3]	1,500,000	1,479,023
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.28%	01/15/26	[2,3]	995,000	995,995
Dawn Acquisition LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.85%	10/27/25	[2,3]	493,763	469,074
Diamond Sports Group LLC
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.30%	08/24/26	[2,3]	1,250,000	1,258,987
Gray Television, Inc., Term Loan C, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 2.50%)
4.83%	11/02/25	[2,3]	$397,000	$398,957
GTT Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.79%	05/30/25	[2,3]	1,482,487	1,199,651
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2,3,4]	500,000	512,343
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.81%	03/14/25	[2,3]	1,428,250	1,436,291
Level 3 Financing, Inc.,
Term Loan B, 1st Lien (LIBOR plus 2.25%)
4.29%	02/22/24	[2,3]	500,000	501,563
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.85%	10/04/24	[2,3]	1,324,002	1,170,325
Mediarena Acquisition BV,
Term Loan B, 1st Lien (Netherlands)
(LIBOR plus 5.75%)
8.07%	08/13/21	[2,3]	310,109	307,008
Mission Broadcasting, Inc., Term Loan B3,
1st Lien
(LIBOR plus 2.25%)
4.35%	01/17/24	[2,3]	68,437	68,608
National Cinemedia LLC, Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.06%	06/20/25	[2,3]	493,750	493,906
NEP/NCP Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	10/20/25	[2,3]	1,736,875	1,709,372
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.04%	10/19/26	[2,3]	440,000	431,935
New Insight Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.75%	12/20/24	[2,3]	491,250	493,630
Nexstar Broadcasting, Inc. Term Loan B3,
1st Lien
(LIBOR plus 2.25%)
4.29%	01/17/24	[2,3]	343,544	344,403
Nexstar Broadcasting, Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.81%	07/15/26	[2,3]	1,000,000	1,005,700

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 44

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Radiate Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.54%	02/01/24	[2,3]	$498,750	$499,623
Radiate Holdco LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.04%	02/01/24	[2,3]	1,477,292	1,473,850
Sable International Finance Ltd.,
Term Loan B4, 1st Lien
(LIBOR plus 3.25%)
5.29%	02/02/26	[2,3]	437,333	439,671
Sinclair Television Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.30%	01/03/24	[2,3]	1,935,305	1,943,472
Sprint Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.50%)
4.56%	02/02/24	[2,3]	1,967,178	1,956,113
Virgin Media Bristol LLC,
Term Loan K, 1st Lien
(LIBOR plus 2.50%)
4.53%	01/15/26	[2,3]	2,000,000	2,003,650
Windstream Services LLC,
Term Loan B6, 1st Lien
(PRIME plus 5.00%)
10.00%	03/29/21	[2,3]	1,003,049	1,021,961
Ziggo Secured Finance Partnership,
Term Loan E, 1st Lien
(LIBOR plus 2.50%)
4.53%	04/15/25	[2,3]	945,114	944,353

				32,684,815

Consumer Discretionary — 8.08%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	12/13/23	[2,3]	1,470,000	1,408,135
AI Aqua Merger Sub, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.25%)
5.29%	12/13/23	[2,3]	494,911	474,083
Allied Universal Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.51%	06/26/26	[2,3,5]	682,432	684,244
Arterra Wines Canada, Inc., Term Loan B1,
1st Lien (Canada)
(LIBOR plus 2.75%)
4.91%	12/15/23	[2,3,4]	2,439,911	2,439,948

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Boing U.S. Holdco, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.25%)
5.29%	10/03/24	[2,3]	$982,538	$964,528
CityCenter Holdings LLC, Term Loan B,
1st Lien
(LIBOR plus 2.25%)
4.29%	04/18/24	[2,3]	2,205,562	2,213,314
Four Seasons Hotels, Ltd., Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.04%	11/30/23	[2,3]	972,500	978,175
KUEHG Corp., Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
5.85%	02/21/25	[2,3]	740,625	741,088
Mister Car Wash Holdings, Inc., Term Loan,
1st Lien
(LIBOR plus 3.50%)
5.66%	05/14/26	[2,3,6]	1,187,500	1,187,821
Nielsen Finance LLC, Term Loan B4,
1st Lien
(LIBOR plus 2.00%)
4.04%	10/04/23	[2,3]	1,215,766	1,216,525
Prometric Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.05%	01/29/25	[2,3]	987,519	973,323
Refresco, Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
5.41%	03/28/25	[2,3]	1,980,000	1,983,722
Reynolds Group Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.79%	02/06/23	[2,3]	932,290	935,068
Spin Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.57%	11/14/22	[2,3]	1,961,187	1,931,769
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.79%	05/30/25	[2,3]	495,000	497,923
Yum! Brands, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.79%	04/03/25	[2,3]	949,159	952,125

				19,581,791

Consumer Products — 0.92%
Consolidated Container Co., Term Loan B,
1st Lien
(LIBOR plus 3.50%)
5.54%	06/15/26	[2,3]	997,500	998,956

See accompanying notes to Schedule of Portfolio Investments.

45 / Semi-Annual Report September 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Products (continued)
Edgewell Personal Care,
Term Loan B
(LIBOR plus 3.00%)
3.00%	09/18/26	[2,3]	$750,000	$752,347
Hoffmaster Group, Inc., Term Loan,
1st Lien
(LIBOR plus 4.00%)
6.04%	11/21/23	[2,3]	475,083	470,332

				2,221,635

Electric — 1.31%
Calpine Corp., Term Loan B9
(LIBOR plus 2.75%)
4.86%	04/05/26	[2,3]	997,500	1,001,305
Chief Power Finance LLC, Term Loan B,
1st Lien
(LIBOR plus 4.75%)
6.80%	12/31/20	[2,3,7,8]	909,765	779,364
Vistra Operations Co., LLC, Term Loan B3,
1st Lien
(LIBOR plus 2.00%)
4.02%	12/31/25	[2,3]	560,329	562,626
4.04%	12/31/25	[2,3]	829,166	832,566

				3,175,861

Energy — 2.01%
Centurion Pipeline Co. LLC, Term Loan B,
1st Lien
(LIBOR plus 3.25%)
5.29%	09/29/25	[2,3]	992,500	993,433
EG America LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.10%	02/07/25	[2,3]	233,787	231,537
EG Finco Ltd., Term Loan B,
1st Lien (United Kingdom)
(LIBOR plus 4.00%)
6.10%	02/07/25	[2,3,4]	494,975	490,211
EMG Utica LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.79%	03/27/20	[2,3,7,8]	554,693	551,919
Epic Y-Grade Services LP, Term Loan B,
1st Lien
(LIBOR plus 5.50%)
7.54%	06/07/25	[2,3]	250,000	242,813
Glass Mountain Pipeline Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
7.12%	12/23/24	[2,3]	492,500	466,028
KAMC Holdings, Inc.
Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
(LIBOR plus 4.00%)
6.18%	08/14/26	[2,3]	$750,000	$750,000
Seadrill Operating LP, Term Loan B, 1st Lien
(United Kingdom)
(LIBOR plus 6.00%)
8.10%	02/21/21	[2,3,4]	491,941	273,027
Traverse Midstream Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.05%	09/27/24	[2,3]	990,000	878,625

				4,877,593

Entertainment — 2.41%
CineWorld Finance US, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.29%	02/28/25	[2,3]	819,586	815,185
Hornblower Sub LLC, Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.60%	04/27/25	[2,3]	1,000,000	1,004,170
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.55%	05/08/25	[2,3]	742,500	744,824
Nascar Holdings, Inc.
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.75%	07/26/26	[2,3]	1,000,000	1,007,890
SMG U.S. Midco 2, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.04%	01/23/25	[2,3]	492,500	490,193
Stars Group Holdings BV, Term Loan B,
1st Lien
(LIBOR plus 3.50%)
5.60%	07/10/25	[2,3]	1,781,425	1,791,535

				5,853,797

Finance — 3.71%
Auris Lux Co., Term Loan B, 1st Lien
(Luxembourg)
(LIBOR plus 3.75%)
5.79%	02/27/26	[2,3,4]	1,243,750	1,238,695
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.79%	01/15/25	[2,3]	1,424,235	1,431,292
CBAC Borrower LLC, Term Loan B,
1st Lien
(LIBOR plus 4.00%)
6.04%	07/08/24	[2,3]	777,797	754,464
Clarivate Analytics,
Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 46

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
(LIBOR plus 3.25%)
5.29%	10/03/23	[2,3]	$526,330	$530,224
Cushman & Wakefield,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	08/21/25	[2,3]	643,500	645,511
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.85%	10/06/23	[2,3]	1,250,000	1,255,469
LSF9 Atlantis Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 6.00%)
8.04%	05/01/23	[2,3]	707,813	661,047
RPI Finance Trust, Term Loan B6, 1st Lien
(LIBOR plus 2.00%)
4.04%	03/27/23	[2,3]	958,516	964,655
Telenet Financing USD LLC, Term Loan,
1st Lien
(LIBOR plus 2.25%)
4.28%	08/17/26	[2,3]	1,500,000	1,502,257

				8,983,614

Food — 6.81%
8th Avenue Food & Provisions, Term Loan,
1st Lien
(LIBOR plus 3.75%)
5.79%	10/01/25	[2,3]	248,125	249,341
Agro Merchants Intermediate Holdings, LLC.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.85%	12/06/24	[2,3]	1,518,714	1,526,307
American Seafoods Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.86%	08/21/23	[2,3]	1,254,510	1,259,214
CH Guenther Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	03/31/25	[2,3]	987,500	989,969
Chobani LLC, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	10/10/23	[2,3]	972,548	966,319
Flora Food Group,
Term Loan B
(LIBOR plus 3.00%)
5.32%	07/02/25	[2,3]	987,500	985,446
Hearthside Group Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
5.73%	05/23/25	[2,3]	987,500	932,200
Hostess Brands LLC, Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
(LIBOR plus 2.25%)
4.29%	08/03/22	[2,3]	$449,454	$450,056
4.37%	08/03/22	[2,3]	149,818	150,019
4.51%	08/03/22	[2,3]	863,508	864,665
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.79%	07/20/25	[2,3]	1,283,750	1,183,727
JBS USA, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	05/01/26	[2,3]	1,243,750	1,251,007
Matterhorn Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.04%	05/23/25	[2,3]	992,500	944,364
Shearer’s Foods LLC, Term Loan
(LIBOR plus 4.25%)
6.27%	03/27/22	[2,3]	572,583	572,672
Shearer’s Foods LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.29%	06/30/21	[2,3]	951,697	951,845
U.S. Foods, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.05%	09/13/26	[2,3]	2,000,000	2,009,590
Utz Quality Foods LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.54%	11/21/24	[2,3]	1,228,125	1,225,976

				16,512,717

Gaming — 4.53%
Affinity Gaming LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	07/03/23	[2,3]	465,137	453,044
Caesars Entertainment LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.04%	10/07/24	[2,3]	816,856	817,366
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	12/23/24	[2,3]	1,473,750	1,465,740
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/27/24	[2,3]	1,537,613	1,545,301
Gateway Casinos & Entertainment Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.10%	12/01/23	[2,3]	987,500	977,013

See accompanying notes to Schedule of Portfolio Investments.

47 / Semi-Annual Report September 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.06%	10/21/24	[2,3]	$1,447,500	$1,453,833
Golden Nugget, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	10/04/23	[2,3]	772,557	772,801
4.81%	10/04/23	[2,3]	622,380	622,576
GVC Holdings, Term Loan B2,
1st Lien
(LIBOR plus 2.25%)
4.45%	03/29/24	[2,3]	1,477,500	1,481,652
Penn National Gaming, Inc., Term Loan B1,
1st Lien
(LIBOR plus 2.25%)
4.29%	10/15/25	[2,3]	1,394,463	1,403,331

				10,992,657

Health Care — 10.02%
Acadia Healthcare Co., Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.54%	02/11/22	[2,3]	930,081	932,625
Acadia Healthcare Co., Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.54%	02/16/23	[2,3]	281,901	282,672
Admi Corp., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	04/30/25	[2,3]	987,500	979,970
Aldevron LLC, Term Loan B
(LIBOR plus 4.25%)
4.25%	09/18/26	[2,3]	1,000,000	1,005,000
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.54%	09/26/24	[2,3]	490,000	454,372
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.36%	03/13/24	[2,3]	1,365,735	1,347,175
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.29%	09/02/24	[2,3]	980,000	956,113
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.29%	05/18/26	[2,3]	995,000	999,353
CCS-CMGC Holdings, Inc., Term Loan,
1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 5.50%)
7.54%	10/01/25	[2,3]	$496,250	$491,702
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	03/01/24	[2,3]	405,694	404,352
Civitas Solutions, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.30%	03/09/26	[2,3]	468,406	471,100
Civitas Solutions, Inc.,
Term Loan, C, 1st Lien
(LIBOR plus 4.25%)
6.30%	03/09/26	[2,3]	29,240	29,408
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.81%	07/02/25	[2,3]	1,451,403	1,461,381
Med Parentco LP
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.29%	08/31/26	[2,3,9]	800,189	795,588
Medical Solutions Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.86%	06/14/24	[2,3]	980,075	980,075
Medplast Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.08%	07/02/25	[2,3]	990,000	928,125
NMN Holdings III Corp. Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.79%	11/13/25	[2,3,10]	1,228,922	1,202,807
NMSC Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.26%	04/19/23	[2,3]	1,177,338	1,171,946
Premise Health Holding Corp., Term Loan,
1st Lien
(LIBOR plus 3.50%)
5.60%	07/10/25	[2,3,11]	691,390	685,050
Romulus Merger Sub LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.79%	02/14/25	[2,3,12]	342,918	333,060
Romulus Merger Sub LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.79%	02/14/25	[2,3]	1,522,273	1,478,507
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.30%	09/02/24	[2,3]	1,227,443	1,202,588

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 48

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Tecomet, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.28%	05/01/24	[2,3]	$699,516	$696,455
U.S. Renal Care, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.06%	06/12/26	[2,3]	1,000,000	949,500
UIC Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.24%	08/30/24	[2,3]	729,415	720,906
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	11/27/25	[2,3]	218,750	219,448
(LIBOR plus 3.00%)
5.04%	06/02/25	[2,3]	1,891,691	1,901,547
Wink Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.04%	12/02/24	[2,3]	980,606	967,128
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.80%	12/01/25	[2,3]	250,000	248,750

				24,296,703

Industrials — 10.13%
American Traffic Solutions Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.79%	02/28/25	[2,3]	1,482,450	1,490,477
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.04%	06/11/26	[2,3,13]	1,044,304	1,032,561
Berry Global, Inc.,
Term Loan Q, 1st Lien
(LIBOR plus 2.25%)
4.30%	10/03/22	[2,3]	469,600	472,376
Berry Global, Inc.,
Term Loan R, 1st Lien
(LIBOR plus 2.25%)
4.30%	01/19/24	[2,3]	487,500	489,908
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.79%	06/30/24	[2,3]	1,818,249	1,828,931
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.56%	08/08/25	[2,3]	1,980,000	1,932,153
CPI Holdco LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.54%	03/21/24	[2,3]	1,950,007	1,951,226

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Energizer Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.25%)
4.38%	12/17/25	[2,3]	$982,500	$984,347
Goodpack, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.90%	09/11/23	[2,3]	1,970,000	1,960,968
Jade Germany GMBH, Term Loan, 1st Lien
(Germany)
(LIBOR plus 5.50%)
7.56%	05/31/23	[2,3,4]	977,500	932,291
Liqui-Box Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/03/26	[2,3]	1,000,000	992,500
Pelican Products, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	05/01/25	[2,3]	493,750	474,617
Penn Engineering & Manufacturing Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	06/27/24	[2,3]	669,420	659,378
PGT Innovations, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	02/16/22	[2,3]	118,472	118,694
Plaze, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.63%	07/30/26	[2,3]	1,250,000	1,248,437
Spectrum Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.29%	01/31/25	[2,3]	1,438,125	1,289,523
Technimark LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.87%	08/08/25	[2,3]	992,500	987,537
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	05/30/24	[2,3]	1,470,066	1,242,205
TricorBraun, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.85%	11/30/23	[2,3]	1,339,926	1,308,438
5.91%	11/30/23	[2,3]	119,846	117,030
TruGreen Limited Partnership, Term Loan B,
1st Lien
(LIBOR plus 3.75%)
5.79%	03/19/26	[2,3]	995,000	999,980
U.S. Ecology, Inc.
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50%	08/14/26	[2,3]	500,000	503,283

See accompanying notes to Schedule of Portfolio Investments.

49 / Semi-Annual Report September 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
WP Deluxe Merger Sub, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.35%	07/19/24	[2,3]	$982,500	$966,122
Zep, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.04%	08/12/24	[2,3]	735,000	582,179

				24,565,161

Information Technology — 9.82%
Ascend Learning LLC, Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.04%	07/12/24	[2,3]	980,000	977,702
AVSC Holding Corp.,
Term Loan B
(LIBOR plus 4.00%)
4.00%	09/27/26	[2,3]	500,000	491,875
Ciena Corp., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.04%	09/26/25	[2,3]	496,250	499,508
DCert Buyer, Inc.
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.00%	08/07/26	[2,3]	1,000,000	998,125
Dell International LLC,
Term Loan B
(LIBOR plus 2.00%)
4.05%	09/19/25	[2,3]	1,295,159	1,302,794
DigiCert Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 4.00%)
6.04%	10/31/24	[2,3]	1,482,525	1,482,214
EagleView Technology Corp., Term Loan B,
1st Lien
(LIBOR plus 3.50%)
5.54%	08/14/25	[2,3]	496,250	482,603
GlobalLogic Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.25%)
5.29%	08/01/25	[2,3]	433,125	435,291
Imperva, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.30%	11/20/25	[2,3]	1,496,250	1,458,844
Inovalon Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.50%)
5.56%	04/02/25	[2,3]	990,000	997,054
IQVIA, Inc.,
Term Loan B3, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 1.75%)
3.85%	06/11/25	[2,3]	$493,750	$495,063
Microchip Technology, Inc., Term Loan,
1st Lien
(LIBOR plus 2.00%)
4.05%	05/29/25	[2,3]	287,446	288,792
Navicure, Inc., Term Loan
(LIBOR plus 4.00%)
4.00%	09/18/26	[2,3]	1,000,000	1,001,250
Navicure, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.79%	11/01/24	[2,3]	1,080,750	1,081,766
Oberthur Technologies Group SAS,
Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
5.85%	01/10/24	[2,3]	1,462,500	1,427,992
OpenLink International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
7.15%	03/21/25	[2,3]	709,200	705,654
Perspecta, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.29%	05/30/25	[2,3]	493,750	496,631
Project Alpha Intermediate Holdings Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.81%	04/26/24	[2,3]	977,500	966,503
Quintiles IMS, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
4.10%	01/17/25	[2,3]	972,444	978,521
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.79%	08/14/24	[2,3]	287,455	285,444
4.90%	08/14/24	[2,3]	1,190,045	1,181,721
Sophia LP, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.35%	09/30/22	[2,3]	1,149,490	1,151,169
SS&C Technologies Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[2,3]	685,698	688,852
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[2,3]	1,038,113	1,042,888
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[2,3]	494,942	497,545

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 50

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.79%	05/06/24	[2,3]	$463,576	$432,575
VT Topco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.85%	08/01/25	[2,3]	990,555	988,698
Zotec Partners LLC, Term Loan, 1st Lien
(LIBOR plus 5.00%)
7.05%	02/14/24	[2,3]	962,500	963,703

				23,800,777

Insurance — 0.37%
Kwor Acquisition, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.04%	06/03/26	[2,3,14]	906,818	900,017

Materials — 2.89%
AkzoNobel Specialty Chemicals,
Term Loan B, 1st Lien (Netherlands)
(LIBOR plus 3.25%)
5.29%	10/01/25	[2,3,4]	995,000	976,841
Angus Chemical, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.35%	02/02/22	[2,3]	398,960	395,968
Archroma Finance SARL, Term Loan B2,
1st Lien (Switzerland)
(LIBOR plus 4.00%)
6.34%	08/12/24	[2,3,4]	735,000	735,000
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.54%	03/16/25	[2,3]	453,377	452,905
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.31%	12/15/25	[2,3]	1,985,000	1,885,750
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.85%	10/15/25	[2,3]	13,271	12,923
7.06%	10/15/25	[2,3]	582,229	566,945
WR Grace & Co., Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
3.85%	04/03/25	[2,3]	729,474	732,552
WR Grace & Co., Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.85%	04/03/25	[2,3]	1,250,526	1,255,804

				7,014,688

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 1.12%
MGM Growth Properties,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.04%	03/21/25	[2,3]	$536,487	$538,462
SBA Senior Finance II LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.05%	04/11/25	[2,3]	1,007,225	1,009,068
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/20/24	[2,3]	1,159,091	1,163,559

				2,711,089

Retail — 1.26%
Albertson’s LLC, Term Loan B7, 1st Lien
(LIBOR plus 2.75%)
4.79%	11/17/25	[2,3]	225,000	226,633
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.29%	02/16/24	[2,3,4]	686,071	689,158
Go Wireless, Inc., Term Loan B, 1st Lien
(LIBOR plus 6.50%)
8.54%	12/22/24	[2,3]	684,375	665,555
IRB Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.55%	02/05/25	[2,3]	1,482,450	1,477,921

				3,059,267

Services — 5.10%
Aramark Services, Inc., Term Loan,
1st Lien
(LIBOR plus 1.75%)
3.79%	03/11/25	[2,3]	1,865,325	1,870,380
Carlisle Foodservice Products, Inc.
Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.04%	03/20/25	[2,3]	493,204	472,243
CIBT Global, Inc.
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.85%	06/03/24	[2,3]	1,229,930	1,189,958
GFL Environmental, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.04%	05/30/25	[2,3]	1,480,423	1,470,245
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.35%	03/06/25	[2,3]	1,459,653	1,255,302

See accompanying notes to Schedule of Portfolio Investments.

51 / Semi-Annual Report September 2019

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.35%	03/06/26	[2,3,7]	$750,000	$543,750
Prime Security Services Borrower LLC,
Term Loan B
(LIBOR plus 3.25%)
5.21%	09/23/26	[2,3]	627,141	621,164
TKC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.80%	02/01/23	[2,3]	1,402,408	1,381,120
University Support Services LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.55%	06/20/25	[2,3]	2,058,710	2,065,143
Worldstrides,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.90%	12/16/24	[2,3]	1,479,975	1,486,753

				12,356,058

Transportation — 1.64%
Commercial Barge Line Co.,
Term Loan B, 1st Lien
(LIBOR plus 8.75%)
10.79%	11/12/20	[2,3]	173,684	96,884
International Seaways, Inc.,
Term Loan, 1st Lien
(LIBOR plus 6.00%)
8.05%	06/22/22	[2,3]	1,338,240	1,342,422
Kestrel Bidco, Inc.
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.00%	08/07/26	[2,3]	500,000	504,338
Navios Maritime Partners LP, Term Loan B,
1st Lien (Greece)
(LIBOR plus 5.00%)
7.14%	09/14/20	[2,3,4]	555,147	553,759
PODS LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
5.05%	12/06/24	[2,3]	1,477,395	1,476,782

				3,974,185

Total Bank Loans
(Cost $210,545,077)				208,494,565

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 6.19%*
Communications — 0.42%
T-Mobile USA, Inc.
6.00%	03/01/23		$1,000,000	$1,021,190

Consumer Discretionary — 0.40%
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
5.75%	10/15/20		969,108	971,530

Energy — 0.21%
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	09/01/27	[3]	500,000	518,750

Finance — 1.35%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.68%	08/25/36	[2]	1,800,000	1,410,132
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[4]	75,000	78,621
Goldman Sachs Group, Inc. (The)
3.27%	09/29/25	[15]	980,000	1,011,700
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[3,4]	750,000	779,110

				3,279,563

Health Care — 1.85%
Cigna Corp.
(LIBOR USD 3-Month plus 0.89%)
3.19%	07/15/23	[2]	2,700,000	2,707,512
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
2.82%	03/09/21	[2]	1,000,000	1,005,105
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[3]	250,000	257,300
Tenet Healthcare Corp.
4.63%	09/01/24	[3]	500,000	514,965

				4,484,882

Industrials — 1.01%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[2]	850,000	619,452
Sealed Air Corp.
5.25%	04/01/23	[3]	1,500,000	1,605,000
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[3,4]	250,000	235,937

				2,460,389

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 52

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology — 0.22%
SS&C Technologies, Inc.
5.50%	09/30/27	[3]	$500,000	$523,450

Real Estate Investment Trust (REIT) — 0.56%
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
3.15%	08/16/21	[2]	1,350,000	1,350,234

Transportation — 0.17%
American Airlines Pass-Through Trust,
Series 2013-2, Class B
5.60%	07/15/20	[3]	391,837	400,888

Total Corporates
(Cost $14,934,480)				15,010,876

MUNICIPAL BONDS — 0.17%*
California — 0.17%
State of California, Build America Bonds,
School Improvements, General Obligations
7.95%	03/01/36		400,000	409,548

Total Municipal Bonds
(Cost $409,185)

Total Bonds – 92.35%
(Cost $225,888,742)				223,914,989

Issues			Shares	Value
SHORT-TERM INVESTMENTS — 10.55%
Money Market Funds — 10.55%
Dreyfus Government Cash Management
Fund
1.95%[16]			12,449,000	12,449,000
JPMorgan U.S. Government
Money Market Fund
1.94%[16]			681,000	681,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.97%[16]			12,449,000	12,449,000

				25,579,000

Total Short-Term Investments
(Cost $25,579,000)				25,579,000

Total Investments – 102.90%
(Cost $251,467,742)				249,493,989

Net unrealized depreciation on unfunded commitments (0.00)%				(9,400)

Liabilities in Excess of Other
Assets – (2.90)%				(7,028,368)

Net Assets – 100.00%				$242,456,221

[1]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $64,813, at an interest rate of 1.00% and a maturity of September 24, 2026. The investment is accruing an unused commitment fee of 0.50% per annum.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $67,747, at an interest rate of 2.13% and a maturity of July 10, 2026.The investment is not accruing an unused commitment fee.

[6]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $59,540, at an interest rate of 3.50% and a maturity of May 14, 2026. The investment is not accruing an unused commitment fee.

[7]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[8]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,331,283, which is 0.55% of total net assets.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $198,662, at an interest rate of 2.13% and a maturity of September 30, 2026. The investment is accruing an unused commitment fee of 1.00% per annum.

[10]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $256,922, at an interest rate of 3.75% and a maturity of November 13, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[11]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $54,918, at an interest rate of 1.00% and a maturity of July 10, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.

[12]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $104,397, at an interest rate of 1.00% and a maturity of February 14, 2025.The investment is not accruing an unused commitment fee.

[13]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $203,383, at an interest rate of 4.00% and a maturity of June 11, 2026.The investment is not accruing an unused commitment fee.

[14]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $90,227, at an interest rate of 2.00% and a maturity of June 03, 2026.The investment is not accruing an unused commitment fee.

[15]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[16]	Represents the current yield as of September 30, 2019.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

53 / Semi-Annual Report September 2019

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.40%
BANK LOANS — 21.74%*
Communications — 6.22%
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	01/31/25	[1,2]	$2,743,444	$2,728,972
Colorado Buyer, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.04%	05/01/24	[1,2]	909,075	824,336
Colorado Buyer, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.30%	05/01/25	[1,2]	480,000	396,000
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	04/04/26	[1,2]	2,500,000	2,495,537
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.28%	07/17/25	[1,2]	5,609,304	5,614,801
Diamond Sports Group LLC
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.30%	08/24/26	[1,2]	500,000	503,595
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	1,329,300	1,362,114
Level 3 Financing, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.29%	02/22/24	[1,2]	3,410,000	3,420,656
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.04%	10/19/26	[1,2]	875,000	858,961
Sinclair Broadcast Group, Inc.,
Term Loan B2B, 1st Lien
(LIBOR plus 2.50%)
4.54%	09/30/26	[1,2]	1,250,000	1,256,775
Sprint Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.50%)
4.56%	02/02/24	[1,2]	7,324,723	7,283,521
(LIBOR plus 3.00%)
5.06%	02/02/24	[1,2]	1,042,125	1,040,822

				27,786,090

Consumer Discretionary — 0.36%
CityCenter Holdings LLC, Term Loan B,
1st Lien
(LIBOR plus 2.25%)
4.29%	04/18/24	[1,2]	1,584,262	1,589,831

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Products — 0.22%
Edgewell Personal Care,
Term Loan B
(LIBOR plus 3.00%)
3.00%	09/18/26	[1,2]	$1,000,000	$1,003,130

Electric — 1.32%
Vistra Operations Co., LLC, Term Loan B1,
1st Lien
(LIBOR plus 2.00%)
4.04%	08/04/23	[1,2]	1,186,193	1,191,382
Vistra Operations Co., LLC, Term Loan B3,
1st Lien
(LIBOR plus 2.00%)
4.02%	12/31/25	[1,2]	1,886,218	1,893,952
4.04%	12/31/25	[1,2]	2,791,198	2,802,642

				5,887,976

Entertainment — 0.25%
WMG Acquisition Corp., Term Loan F,
1st Lien
(LIBOR plus 2.13%)
4.17%	11/01/23	[1,2]	1,100,000	1,102,475

Finance — 0.12%
Auris Lux Co., Term Loan B, 1st Lien
(Luxembourg)
(LIBOR plus 3.75%)
5.79%	02/27/26	[1,2,3]	522,375	520,252

Food — 1.11%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.79%	07/20/25	[1,2]	543,125	500,807
JBS USA, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	05/01/26	[1,2]	4,438,847	4,464,748

				4,965,555

Gaming — 1.08%
Caesars Entertainment LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.04%	10/07/24	[1,2]	1,652,321	1,653,353
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/27/24	[1,2]	2,229,327	2,240,474
Golden Nugget, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	10/04/23	[1,2]	528,051	528,217
4.81%	10/04/23	[1,2]	425,403	425,537

				4,847,581

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 54

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care — 3.18%
Acadia Healthcare Co., Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.54%	02/16/23	[1,2]	$1,218,745	$1,222,078
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.54%	09/26/24	[1,2]	1,486,506	1,378,422
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.36%	03/13/24	[1,2]	775,076	764,542
BCPE Eagle Buyer LLC,
Term Loan, 2nd Lien
(LIBOR plus 8.00%)
10.04%	03/13/25	[1,2]	465,000	448,725
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	03/01/24	[1,2]	1,201,799	1,197,821
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.81%	07/02/25	[1,2]	1,088,552	1,096,036
MPH Acquisition Holdings LLC, Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.85%	06/07/23	[1,2]	2,000,000	1,910,830
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	11/27/25	[1,2]	2,717,106	2,725,773
(LIBOR plus 3.00%)
5.04%	06/02/25	[1,2]	2,611,443	2,625,049
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.80%	12/01/25	[1,2]	850,000	845,750

				14,215,026

Industrials — 0.94%
Berry Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.55%	07/01/26	[1,2]	2,693,250	2,709,369
Liqui-Box Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/03/26	[1,2]	1,500,000	1,488,750

				4,198,119

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology — 2.59%
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.85%	06/11/25	[1,2]	$4,514,788	$4,526,798
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.79%	08/14/24	[1,2]	350,246	347,796
4.90%	08/14/24	[1,2]	1,449,996	1,439,853
SS&C Technologies Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	1,606,999	1,614,391
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	2,432,918	2,444,110
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.79%	05/06/24	[1,2]	1,261,791	1,177,409

				11,550,357

Materials — 0.45%
Axalta Coating Systems U.S. Holdings, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.85%	06/01/24	[1,2]	1,987,418	1,990,826

Real Estate Investment Trust (REIT) — 2.70%
MGM Growth Properties,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.04%	03/21/25	[1,2]	5,018,140	5,036,607
SBA Senior Finance II LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.05%	04/11/25	[1,2]	3,817,121	3,824,106
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/20/24	[1,2]	3,203,636	3,215,986

				12,076,699

Retail — 0.56%
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.29%	02/16/24	[1,2,3]	2,471,018	2,482,137

Services — 0.64%
GFL Environmental, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.04%	05/30/25	[1,2]	1,743,068	1,731,085

See accompanying notes to Schedule of Portfolio Investments.

55 / Semi-Annual Report September 2019

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.35%	03/06/26	[1,2,4]	$1,565,000	$1,134,625

				2,865,710

Total Bank Loans
(Cost $97,238,929)				97,081,764

CORPORATES — 68.20%*
Communications — 20.02%
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.88%	04/01/24	[2]	1,950,000	2,039,622
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.75%	02/15/28		4,500,000	4,617,389
4.20%	03/15/28		2,000,000	2,105,149
4.91%	07/23/25		4,350,000	4,769,079
CSC Holdings LLC
6.50%	02/01/29	[2]	768,000	855,053
6.63%	10/15/25	[2]	4,760,000	5,106,528
DISH DBS Corp.
5.88%	11/15/24		489,000	485,944
7.75%	07/01/26		449,000	457,419
DISH Network Corp.
3.38%	08/15/26		1,398,000	1,284,351
EW Scripps Co. (The)
5.13%	05/15/25	[2]	1,542,000	1,557,420
5.88%	07/15/27	[2]	1,732,000	1,764,475
Frontier Communications Corp.
7.13%	01/15/23		3,761,000	1,701,853
8.00%	04/01/27	[2]	718,000	759,105
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	5,358,000	5,025,268
9.75%	07/15/25	[2,3]	1,781,000	1,869,159
Intelsat Luxembourg SA (Luxembourg)
8.13%	06/01/23	[3]	2,545,000	2,130,649
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[3]	1,100,000	1,487,418
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	1,500,000	1,517,325
6.13%	01/15/21		693,000	694,386
Midcontinent Communications/Midcontinent
Finance Corp.
5.38%	08/15/27	[2]	795,000	838,725
Qwest Corp.
6.75%	12/01/21		4,980,000	5,397,075
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	2,150,000	2,235,688

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sirius XM Radio, Inc.
3.88%	08/01/22	[2]	$3,601,000	$3,656,140
Sprint Communications, Inc.
7.00%	03/01/20	[2]	2,768,000	2,819,900
Sprint Corp.
7.88%	09/15/23		2,450,000	2,695,000
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	2,008,000	2,020,550
5.15%	03/20/28	[2]	4,154,000	4,517,475
TEGNA, Inc.
5.13%	10/15/19		2,980,000	2,983,353
Telesat Canada/Telesat LLC (Canada)
6.50%	10/15/27	[2,3]	3,555,000	3,621,656
T-Mobile USA, Inc.
4.75%	02/01/28		500,000	523,490
6.00%	03/01/23		7,100,000	7,250,449
6.50%	01/15/24		5,025,000	5,219,719
Univision Communications, Inc.
5.13%	02/15/25	[2]	1,123,000	1,092,791
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	05/15/29	[2,3]	3,739,000	3,911,929
Windstream Services LLC/Windstream
Finance Corp.[5]
9.00%	06/30/25	[2,6]	726,000	395,670

				89,407,202

Consumer Discretionary — 3.50%
Bacardi Ltd. (Bermuda)
4.45%	05/15/25	[2,3]	675,000	722,446
4.50%	01/15/21	[2,3]	335,000	341,632
5.30%	05/15/48	[2,3]	1,475,000	1,692,560
High Ridge Brands Co.
8.88%	03/15/25	[2,4,7]	400,000	36,000
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
5.75%	10/15/20		5,427,003	5,440,571
(LIBOR USD 3-Month plus 3.50%)
5.80%	07/15/21	[1,2]	7,373,000	7,400,649

				15,633,858

Electric — 0.03%
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[4,7]	145,183	151,353

Energy — 8.68%
Antero Resources Corp.
5.00%	03/01/25	[8]	1,916,000	1,568,169
5.63%	06/01/23		825,000	712,594

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 56

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Endeavor Energy Resources LP/EER
Finance, Inc.
5.75%	01/30/28	[2]	$1,267,000	$1,352,523
EQT Corp.
3.90%	10/01/27		2,280,000	1,978,149
Hess Corp.
5.60%	02/15/41		1,940,000	2,168,546
NGPL Pipe Co. LLC
4.38%	08/15/22	[2]	3,295,000	3,417,724
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[2]	609,000	621,003
Petroleos Mexicanos (Mexico)
6.75%	09/21/47	[3]	1,300,000	1,245,920
7.69%	01/23/50	[2,3]	1,100,000	1,147,740
Range Resources Corp.
4.88%	05/15/25		1,485,000	1,232,550
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	4,553,000	4,626,986
6.88%	04/15/40	[2]	2,578,000	2,818,527
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29	[2]	3,100,000	3,394,717
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		1,171,000	1,132,943
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24	[2,3]	3,517,500	3,693,375
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	1,430,230	1,458,835
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	1,877,250	1,914,795
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		1,012,000	1,055,010
6.88%	09/01/27	[2]	1,587,000	1,646,513
Valaris PLC (United Kingdom)
7.75%	02/01/26	[3]	1,398,000	755,200
WPX Energy, Inc.
5.25%	09/15/24		814,000	829,181

				38,771,000

Finance — 4.29%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.50%	01/15/25	[3]	450,000	459,533
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13%	10/01/23	[2,3]	6,952,000	7,393,452
Ford Motor Credit Co. LLC
3.34%	03/18/21		1,257,000	1,262,536

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.88%	08/02/21		$2,225,000	$2,331,246
(LIBOR USD 3-Month plus 0.93%)
3.22%	11/04/19	[1]	3,350,000	3,352,680
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[3]	2,400,000	2,515,867
Trident TPI Holdings, Inc.
6.63%	11/01/25	[2]	2,073,000	1,824,240

				19,139,554

Food — 2.56%
B&G Foods, Inc.
4.63%	06/01/21		2,499,000	2,508,871
Kraft Heinz Foods Co.
4.63%	10/01/39	[2]	1,150,000	1,157,443
6.88%	01/26/39		950,000	1,170,378
Nathan’s Famous, Inc.
6.63%	11/01/25	[2]	696,000	704,700
Post Holdings, Inc.
5.50%	12/15/29	[2]	1,837,000	1,921,961
Sigma Holdco BV (Netherlands)
7.88%	05/15/26	[2,3]	942,000	944,355
Smithfield Foods, Inc.
2.70%	01/31/20	[2]	866,000	862,753
5.20%	04/01/29	[2]	1,950,000	2,147,570

				11,418,031

Gaming — 0.34%
Churchill Downs, Inc.
4.75%	01/15/28	[2]	445,000	458,350
Twin River Worldwide Holdings, Inc.
6.75%	06/01/27	[2]	985,000	1,036,713

				1,495,063

Health Care — 13.67%
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	1,352,000	1,464,662
6.50%	03/15/22	[2,3]	865,000	895,275
7.00%	03/15/24	[2,3]	2,500,000	2,633,650
Bayer U.S. Finance II LLC
4.38%	12/15/28	[2]	1,125,000	1,213,603
Becton Dickinson and Co.
3.25%	11/12/20		3,303,000	3,335,819
Centene Corp.
4.75%	05/15/22		4,682,000	4,794,134
5.38%	06/01/26	[2]	1,350,000	1,410,750
5.63%	02/15/21		6,708,000	6,806,675
CVS Health Corp.
5.05%	03/25/48		2,250,000	2,557,611

See accompanying notes to Schedule of Portfolio Investments.

57 / Semi-Annual Report September 2019

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Elanco Animal Health, Inc.
3.91%	08/27/21		$3,582,000	$3,669,460
4.27%	08/28/23		1,740,000	1,827,508
Encompass Health Corp.
4.75%	02/01/30		3,450,000	3,494,505
Endo DAC/Endo Finance LLC/Endo Finco,
Inc. (Ireland)
6.00%	02/01/25	[2,3]	1,315,000	769,275
HCA, Inc.
5.00%	03/15/24		10,700,000	11,695,575
5.25%	06/15/49		1,450,000	1,587,858
Hill-Rom Holdings, Inc.
4.38%	09/15/27	[2]	1,160,000	1,188,826
5.75%	09/01/23	[2]	2,376,000	2,445,379
Tenet Healthcare Corp.
4.63%	09/01/24	[2]	4,750,000	4,892,167
4.88%	01/01/26	[2]	750,000	770,625
5.13%	11/01/27	[2]	3,474,000	3,594,200

				61,047,557

Industrials — 7.70%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[2,3]	6,800,000	6,859,500
Ball Corp.
4.38%	12/15/20		1,883,000	1,925,367
4.88%	03/15/26		1,428,000	1,554,735
Bombardier, Inc. (Canada)
7.88%	04/15/27	[2,3]	1,546,000	1,543,449
Clean Harbors, Inc.
4.88%	07/15/27	[2]	3,200,000	3,348,000
Energizer Holdings, Inc.
7.75%	01/15/27	[2]	979,000	1,093,249
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[1]	1,300,000	947,397
Graphic Packaging International LLC
4.75%	07/15/27	[2]	4,000,000	4,220,000
4.88%	11/15/22		3,531,000	3,698,723
Sealed Air Corp.
5.50%	09/15/25	[2]	4,198,000	4,533,840
Silgan Holdings, Inc.
4.75%	03/15/25		304,000	312,360
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[2,3]	2,195,000	2,071,531

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[2,3]	$1,000,000	$1,053,700
8.50%	08/15/27	[2,3]	1,112,000	1,205,130

				34,366,981

Information Technology — 0.75%
CDK Global, Inc.
3.80%	10/15/19		3,361,000	3,362,681

Real Estate Investment Trust (REIT) — 1.03%
GLP Capital LP/GLP Financing II, Inc.
5.30%	01/15/29		1,890,000	2,090,264
5.38%	11/01/23		1,050,000	1,139,765
5.75%	06/01/28		1,215,000	1,386,607

				4,616,636

Retail — 1.00%
Cumberland Farms, Inc.
6.75%	05/01/25	[2]	540,000	578,475
Rite Aid Corp.
6.13%	04/01/23	[2]	4,863,000	3,876,297

				4,454,772

Services — 1.39%
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	3,080,000	3,284,952
Service Corp. International/U.S.
4.63%	12/15/27		1,174,000	1,229,765
Waste Pro USA, Inc.
5.50%	02/15/26	[2]	1,610,000	1,667,896

				6,182,613

Transportation — 3.24%
American Airlines Pass-Through Trust,
Series 2013-1, Class B
5.63%	01/15/21	[2]	2,920,407	2,988,400
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90%	04/19/22		851,693	881,630
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		6,658,162	7,047,265
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		1,208,817	1,322,904
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		1,982,679	2,215,167

				14,455,366

Total Corporates
(Cost $301,001,756)				304,502,667

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 58

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 4.46%**
Non-Agency Mortgage-Backed — 4.46%
Ajax Mortgage Loan Trust,
Series 2019-D, Class A1
(STEP-reset date 10/25/19)
2.96%	09/25/65	[2]	$2,161,697	$2,157,140
Alternative Loan Trust,
Series 2004-J9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.99%	10/25/34	[1]	1,904,905	1,905,138
Banc of America Funding Trust,
Series 2005-C, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.28%	05/20/35	[1]	2,259,826	2,263,813
GSAMP Trust, Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
2.80%	07/25/45	[1]	2,350,000	2,335,420
GSAMP Trust, Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.46%)
2.48%	11/25/35	[1]	2,500,889	2,468,937
Impac Secured Assets Corp.,
Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
2.92%	02/25/35	[1]	1,800,000	1,798,296
Lehman XS Trust, Series 2005-7N,
Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
2.56%	12/25/35	[1]	1,142,920	1,103,075
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.31%)
2.33%	09/25/37	[1]	1,857,956	1,829,163
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 2A
3.00%	07/26/48	[2,9]	2,085,284	2,087,715
Opteum Mortgage Acceptance Corp.
Asset-Backed Pass-Through Certificates,
Series 2005-4, Class 1APT
(LIBOR USD 1-Month plus 0.31%)
2.33%	11/25/35	[1]	1,962,947	1,974,562

Total Mortgage-Backed
(Cost $19,864,301)				19,923,259

Total Bonds – 94.40%
(Cost $418,104,986)				421,507,690

Issues		Shares	Value
COMMON STOCK — 0.55%
Electric — 0.51%
Homer City Holdings
LLC[2,4,5,7,10]		502,908	$2,263,086

Energy — 0.04%
Sabine Oil & Gas
Holdings, Inc.[4,5,7]		3,587	201,769

Total Common Stock
(Cost $30,886,763)			2,464,855

WARRANT — 0.03%
Energy — 0.03%
Sabine Oil & Gas Holdings,
Inc. Warrant Tranche 1[2,4,5,7]		11,172	117,306
Sabine Oil & Gas Holdings,
Inc. Warrant Tranche 2[4,5,7]		2,347	29,337

Total Warrant
(Cost $2,595,507)			146,643

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 8.63%
Money Market Funds — 6.19%
Dreyfus Government Cash Management
Fund
1.95%[11]		22,392,000	22,392,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.97%[11]		5,261,500	5,261,500

			27,653,500

U.S. Agency Discount Notes — 2.24%
Federal Home Loan Bank
1.99%[12]	10/03/19	$10,000,000	9,998,961

U.S. Treasury Bills — 0.20%
U.S. Treasury Bills
1.89%[12,13]	12/26/19	870,000	866,301

Total Short-Term Investments
(Cost $38,518,476)			38,518,762

Total Investments – 103.61%
(Cost $490,105,732)			462,637,950

Liabilities in Excess of Other
Assets – (3.61)%			(16,107,279)

Net Assets – 100.00%			$446,530,671

See accompanying notes to Schedule of Portfolio Investments.

59 / Semi-Annual Report September 2019

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Non-income producing security.

[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,798,851, which is 0.63% of total net assets.

[8]	All or a portion of this security’s market value is pledged as collateral for the reverse repurchase agreement.

[9]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[10]	Affiliated investment.

[11]	Represents the current yield as of September 30, 2019.

[12]	Represents annualized yield at date of purchase.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $866,259.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	1,296	12/31/19	$154,416,376	$(432,035)	$(432,035)
U.S. Treasury Two Year Note	134	12/31/19	28,877,000	(62,842)	(62,842)

			183,293,376	(494,877)	(494,877)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	244	12/19/19	(34,747,125)	424,577	424,577
U.S. Treasury Ultra Bond	66	12/19/19	(12,665,813)	151,193	151,193

			(47,412,938)	575,770	575,770

TOTAL FUTURES CONTRACTS			$135,880,438	$80,893	$80,893

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 60

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC	0.000%	09/26/19	10/03/19	$(711,250)	$(711,250)	$(711,250)

See accompanying notes to Schedule of Portfolio Investments.

61 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 101.86%
ASSET-BACKED SECURITIES — 5.83%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.12%	12/27/44	[1,2]	$755,054	$756,117
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	01/20/28	[1,2,3]	1,315,000	1,315,151
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.36%	07/20/28	[1,2,3]	50,000	50,045
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.57%	01/25/35	[1,2]	381,449	379,942
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.33%	02/25/35	[1]	650,000	656,531
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.93%	02/25/30	[1]	30,512	30,484
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.28%	10/27/36	[1]	1,030,000	1,041,919
CIT Education Loan Trust, Series 2007-1,
Class A
(LIBOR USD 3-Month plus 0.09%)
2.20%	03/25/42	[1,2]	268,060	257,747
Corevest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35%	03/15/52	[2,4]	5,975,923	568,534
Dryden 71 CLO Ltd.,
Series 2018-71A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.45%	01/15/29	[1,2,3]	1,715,000	1,715,073
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.20%	04/15/29	[1,2,3]	1,785,000	1,781,873
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.93%	04/25/35	[1]	299,125	298,083
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.67%	08/27/46	[1,2]	$779,396	$743,599
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[2,3]	809,583	815,676
Higher Education Funding I, Series 2014-1,
Class A
(LIBOR USD 3-Month plus 1.05%)
3.18%	05/25/34	[1,2]	1,190,952	1,196,699
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	454,390	492,207
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[2]	844,250	904,280
LCM XIX LP, Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
3.54%	07/15/27	[1,2,3]	50,000	50,199
LCM XX LP, Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.32%	10/20/27	[1,2,3]	1,700,000	1,700,918
Magnetite XVIII Ltd., Series 2016-18A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.24%	11/15/28	[1,2,3]	50,000	50,032
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
2.53%	06/25/31	[1]	2,173,577	2,158,400
Navient Student Loan Trust, Series 2014-2,
Class A
(LIBOR USD 1-Month plus 0.64%)
2.66%	03/25/83	[1]	69,944	69,048
Navient Student Loan Trust, Series 2014-3,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.64%	03/25/83	[1]	1,861,444	1,835,618
Navient Student Loan Trust, Series 2014-4,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.64%	03/25/83	[1]	1,728,789	1,704,955
Navient Student Loan Trust, Series 2016-2A,
Class A3
(LIBOR USD 1-Month plus 1.50%)
3.52%	06/25/65	[1,2]	1,640,000	1,699,491
Nelnet Student Loan Trust, Series 2011-1A,
Class A
(LIBOR USD 1-Month plus 0.85%)
2.87%	02/25/48	[1,2]	1,025,357	1,031,885
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 62

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.97%	11/25/48	[1,2]	$1,370,000	$1,344,530
Nelnet Student Loan Trust, Series 2019-4A,
Class A
(LIBOR USD 1-Month plus 0.87%)
3.04%	09/26/67	[1,2]	1,900,000	1,903,158
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
3.01%	01/29/46	[1]	74,868	74,500
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
3.20%	10/20/27	[1,2,3]	1,875,000	1,874,952
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
2.45%	08/15/31	[1]	156,406	142,730
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.72%	12/15/32	[1]	346,723	354,497
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
2.75%	07/25/39	[1]	190,092	180,737
SLM Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.17%)
2.45%	01/25/41	[1]	89,707	86,457
SLM Student Loan Trust, Series 2006-8,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.44%	01/25/41	[1]	1,025,000	980,883
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
4.16%	01/25/83	[1]	185,000	177,083
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.48%	04/26/83	[1]	185,000	178,366
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	04/25/73	[1]	185,000	184,257
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/25/73	[1]	2,235,000	2,256,240
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
3.38%	07/25/23	[1]	2,264,103	2,257,724

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[1]	$185,000	$184,257
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[1]	185,000	184,342
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/75	[1]	185,000	186,362
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23	[1]	854,070	859,592
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/83	[1]	1,885,000	1,902,966
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
2.77%	01/25/45	[1,2]	3,517,564	3,508,274
SLM Student Loan Trust, Series 2011-2,
Class A2
(LIBOR USD 1-Month plus 1.20%)
3.22%	10/25/34	[1]	500,000	507,542
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
2.67%	05/26/26	[1]	713,908	697,274
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	2,†	527,873	625,488
Student Loan Consolidation Center Student
Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	600,000	559,129
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.52%	07/17/28	[1,2,3]	10,000	10,005
Treman Park CLO Ltd., Series 2015-1A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.35%	10/20/28	[1,2,3]	50,000	50,060

Total Asset-Backed Securities
(Cost $44,323,355)				44,575,911

See accompanying notes to Schedule of Portfolio Investments.

63 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.68%*
Automotive — 0.02%
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	04/30/26	[1,2]	$200,000	$198,688

Communications — 0.11%
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.28%	01/15/26	[1,2]	358,200	358,558
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	225,000	230,554
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.81%	03/14/25	[1,2]	197,000	198,109
Sprint Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.50%)
4.56%	02/02/24	[1,2]	54,304	53,998

				841,219

Consumer Discretionary — 0.06%
Reynolds Group Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.79%	02/06/23	[1,2]	436,531	437,832

Electric — 0.01%
Vistra Operations Co., LLC, Term Loan B1,
1st Lien
(LIBOR plus 2.00%)
4.04%	08/04/23	[1,2]	81,775	82,133

Finance — 0.24%
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.79%	01/15/25	[1,2]	95,108	95,579
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.85%	10/06/23	[1,2]	1,733,447	1,741,030

				1,836,609

Gaming — 0.01%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/27/24	[1,2]	54,309	54,581

Health Care — 0.11%
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	03/01/24	[1,2]	202,847	202,176

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.81%	07/02/25	[1,2]	$29,700	$29,904
MPH Acquisition Holdings LLC, Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.85%	06/07/23	[1,2]	641,103	612,520

				844,600

Industrials — 0.06%
Berry Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.55%	07/01/26	[1,2]	249,375	250,868
TransDigm, Inc., Term Loan E, 1st Lien
(LIBOR plus 2.50%)
4.54%	05/30/25	[1,2]	198,489	197,959

				448,827

Information Technology — 0.02%
SS&C Technologies Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	71,862	72,193
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	108,796	109,296

				181,489

Real Estate Investment Trust (REIT) — 0.04%
MGM Growth Properties,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.04%	03/21/25	[1,2]	297,686	298,782

Total Bank Loans
(Cost $5,200,311)				5,224,760

CORPORATES — 29.84%*
Automotive — 0.12%
General Motors Co.
4.88%	10/02/23		845,000	907,013

Banking — 2.90%
Bank of America Corp.
3.00%	12/20/23	[4]	1,871,000	1,911,785
Bank of America Corp. (GMTN)
3.59%	07/21/28	[4]	440,000	463,637
Bank of America Corp. (MTN)
3.09%	10/01/25	[4]	1,650,000	1,698,796
3.56%	04/23/27	[4]	605,000	638,639
3.97%	03/05/29	[4]	40,000	43,336

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 64

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
4.27%	07/23/29	[4]	$920,000	$1,023,422
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,076,000	1,084,299
2.60%	02/07/22		665,000	674,528
3.25%	09/11/24		365,000	382,586
JPMorgan Chase & Co.
3.51%	06/18/22	[4]	40,000	40,911
3.51%	01/23/29	[4]	50,000	52,894
3.96%	01/29/27	[4]	50,000	54,102
4.02%	12/05/24	[4]	1,820,000	1,941,653
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,4]	2,800,000	2,810,674
3.90%	03/12/24	[3]	355,000	371,725
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20	[3]	1,065,000	1,070,683
4.80%	11/15/24	[3,4]	50,000	53,591
Santander UK PLC (United Kingdom)
3.40%	06/01/21	[3]	1,650,000	1,679,113
U.S. Bancorp, Series V (MTN)
2.63%	01/24/22		95,000	96,197
Wells Fargo & Co.
3.00%	04/22/26		640,000	656,647
3.00%	10/23/26		1,810,000	1,860,500
3.07%	01/24/23		50,000	50,940
Wells Fargo & Co. (MTN)
3.30%	09/09/24		3,040,000	3,174,003
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	355,000	354,067

				22,188,728

Communications — 2.50%
AT&T, Inc.
3.40%	05/15/25		325,000	339,001
3.55%	06/01/24		800,000	836,126
3.60%	07/15/25		1,155,000	1,218,242
3.88%	01/15/26		1,530,000	1,624,445
4.10%	02/15/28		50,000	54,097
(LIBOR USD 3-Month plus 1.18%)
3.31%	06/12/24	[1]	1,200,000	1,223,311
CBS Corp.
2.50%	02/15/23		40,000	40,157
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.91%	07/23/25		1,500,000	1,644,510
Comcast Corp.
2.75%	03/01/23		45,000	46,142
CSC Holdings LLC
5.50%	05/15/26	[2]	350,000	369,215

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
6.50%	02/01/29	[2]	$43,000	$47,874
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	344,000	322,638
9.75%	07/15/25	[2,3]	585,000	613,958
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	131,000	132,513
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	750,000	779,891
SES SA (Luxembourg)
3.60%	04/04/23	[2,3]	1,500,000	1,524,449
Sirius XM Radio, Inc.
3.88%	08/01/22	[2]	219,000	222,353
Sprint Corp.
7.63%	03/01/26		68,000	75,225
7.88%	09/15/23		211,000	232,100
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,843,500	1,855,022
4.74%	03/20/25	[2]	780,000	831,098
5.15%	03/20/28	[2]	785,000	853,688
Time Warner Cable LLC
4.00%	09/01/21		50,000	51,169
T-Mobile USA, Inc.
4.50%	02/01/26		172,000	177,040
6.00%	03/01/23		280,000	285,933
6.00%	04/15/24		293,000	304,720
6.50%	01/15/24		367,000	381,221
Verizon Communications, Inc.
4.33%	09/21/28		468,000	528,966
Viacom, Inc.
4.25%	09/01/23		1,000,000	1,068,021
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[3]	500,000	526,638
4.38%	05/30/28	[3]	780,000	862,234

				19,071,997

Consumer Discretionary — 0.90%
Anheuser-Busch InBev Worldwide, Inc.
4.75%	01/23/29		730,000	849,119
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	740,000	808,881
BAT Capital Corp.
2.76%	08/15/22		755,000	761,931
3.46%	09/06/29		770,000	754,883
3.56%	08/15/27		820,000	826,561
4.39%	08/15/37		385,000	373,702
First Quality Finance Co., Inc.
5.00%	07/01/25	[2]	111,000	115,027

See accompanying notes to Schedule of Portfolio Investments.

65 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reckitt Benckiser Treasury Services PLC
(United Kingdom)
2.75%	06/26/24	[2,3]	$1,595,000	$1,624,869
Reynolds American, Inc.
4.45%	06/12/25		365,000	389,583
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
5.75%	10/15/20		339,188	340,036

				6,844,592

Electric — 1.90%
AEP Texas, Inc.
3.85%	10/01/25	[2]	1,150,000	1,218,378
Duke Energy Corp.
2.65%	09/01/26		30,000	30,218
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	395,000	420,120
6.40%	09/15/20	[2]	1,843,000	1,906,358
Entergy Corp.
4.00%	07/15/22		955,000	996,045
Entergy Mississippi LLC
3.10%	07/01/23		1,435,000	1,474,544
Kansas City Power & Light Co.
3.65%	08/15/25		640,000	683,645
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		1,995,000	2,204,252
Metropolitan Edison Co.
4.00%	04/15/25	[2]	770,000	817,849
MidAmerican Energy Co.
3.10%	05/01/27		45,000	47,425
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.69%	08/28/21	[1]	1,635,000	1,635,505
Public Service Co. of New Mexico
3.85%	08/01/25		1,405,000	1,466,323
Southwestern Electric Power Co.
3.55%	02/15/22		955,000	981,073
Tucson Electric Power Co.
3.85%	03/15/23		595,000	616,468
Virginia Electric & Power Co., Series C
2.75%	03/15/23		50,000	50,981

				14,549,184

Energy — 2.95%
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	2,555,000	2,675,227
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[3]	8,000	8,429

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Concho Resources, Inc.
3.75%	10/01/27		$30,000	$31,207
Energy Transfer Operating LP
4.05%	03/15/25		2,000,000	2,089,759
5.50%	06/01/27		71,000	80,446
5.88%	01/15/24		1,000,000	1,113,550
Energy Transfer Partners LP/Regency
Energy Finance Corp.
5.00%	10/01/22		235,000	249,923
Matador Resources Co.
5.88%	09/15/26		225,000	226,125
NiSource, Inc.
2.65%	11/17/22		970,000	982,979
Occidental Petroleum Corp.
3.50%	08/15/29		306,000	310,598
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	1,050,000	1,051,502
5.35%	02/12/28	[3]	365,000	349,853
6.50%	01/23/29	[3]	2,010,000	2,044,170
6.63%	06/15/35	[3]	1,570,000	1,542,133
6.84%	01/23/30	[2,3]	1,150,000	1,191,515
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		780,000	834,022
Range Resources Corp.
4.88%	05/15/25		225,000	186,750
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	1,000,000	996,325
Ruby Pipeline LLC
6.00%	04/01/22	[2]	768,182	798,909
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,081,000	1,203,763
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[3]	40,000	42,353
Spectra Energy Partners LP
4.75%	03/15/24		1,500,000	1,636,828
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29	[2]	119,000	130,313
TC PipeLines LP
4.65%	06/15/21		2,030,000	2,097,268
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	09/01/27	[2]	181,000	187,788
Williams Cos., Inc. (The)
3.35%	08/15/22		480,000	491,561

				22,553,296

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 66

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 5.31%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.45%	12/16/21	[3]	$750,000	$780,089
Air Lease Corp.
2.13%	01/15/20		1,170,000	1,169,488
2.25%	01/15/23		1,000,000	995,931
4.75%	03/01/20		35,000	35,340
Citibank N.A. (BKNT)
2.10%	06/12/20		290,000	290,125
Daimler Finance North America LLC
3.00%	02/22/21	[2]	30,000	30,301
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22	[1,2]	1,900,000	1,910,479
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	3,085,940	3,066,170
Ford Motor Credit Co. LLC
2.34%	11/02/20		1,095,000	1,083,760
2.43%	06/12/20		850,000	847,982
3.20%	01/15/21		2,500,000	2,506,094
3.22%	01/09/22		500,000	499,667
3.34%	03/28/22		40,000	40,064
5.60%	01/07/22		1,330,000	1,397,792
5.88%	08/02/21		1,000,000	1,047,751
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[3]	4,185,000	4,174,533
4.42%	11/15/35	[3]	1,000,000	1,048,278
General Motors Financial Co., Inc.
2.65%	04/13/20		50,000	50,071
3.55%	04/09/21		1,000,000	1,014,856
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21		50,000	50,304
2.75%	09/15/20		1,275,000	1,282,048
3.27%	09/29/25	[4]	2,990,000	3,086,718
3.69%	06/05/28	[4]	775,000	814,018
3.75%	02/25/26		20,000	21,167
4.22%	05/01/29	[4]	355,000	387,610
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.21%	07/22/22	[1]	1,180,000	1,189,250
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	390,000	397,773
3.77%	03/08/24	[2,3,4]	730,000	750,004
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[2,3]	1,010,000	1,049,202
Raymond James Financial, Inc.
3.63%	09/15/26		250,000	261,749
5.63%	04/01/24		1,990,000	2,247,130

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	$5,237,050	$5,242,549
Sandalwood 2013 LLC
2.90%	07/10/25		1,799,898	1,849,485

				40,617,778

Food — 0.94%
Campbell Soup Co.
3.30%	03/15/21		30,000	30,420
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20	[1]	1,000,000	1,000,181
Conagra Brands, Inc.
4.60%	11/01/25		1,400,000	1,540,767
Kraft Heinz Foods Co.
3.00%	06/01/26		960,000	950,636
3.75%	04/01/30	[2]	1,480,000	1,495,083
3.95%	07/15/25		1,265,000	1,325,124
4.63%	01/30/29		790,000	855,270

				7,197,481

Gaming — 0.06%
Churchill Downs, Inc.
5.50%	04/01/27	[2]	446,000	472,693

Health Care — 4.85%
AbbVie, Inc.
3.60%	05/14/25		1,777,000	1,849,673
Aetna, Inc.
2.80%	06/15/23		50,000	50,676
3.50%	11/15/24		1,250,000	1,303,250
Alcon Finance Corp.
2.75%	09/23/26	[2]	2,000,000	2,019,552
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[3]	1,342,000	1,416,845
Allergan Sales LLC
5.00%	12/15/21	[2]	500,000	525,466
Amgen, Inc.
3.63%	05/15/22		50,000	51,743
Anthem, Inc.
3.13%	05/15/22		1,995,000	2,041,454
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	294,000	318,499
Bayer U.S. Finance II LLC
4.25%	12/15/25	[2]	50,000	53,459
4.38%	12/15/28	[2]	2,600,000	2,804,771
5.50%	08/15/25	[2]	600,000	663,643
Bayer U.S. Finance LLC
3.38%	10/08/24	[2]	1,020,000	1,043,864
Baylor Scott & White Holdings
2.65%	11/15/26		1,530,000	1,515,462

See accompanying notes to Schedule of Portfolio Investments.

67 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson and Co.
2.89%	06/06/22		$820,000	$831,357
3.25%	11/12/20		30,000	30,298
3.73%	12/15/24		1,300,000	1,376,423
Celgene Corp.
3.45%	11/15/27		500,000	530,189
3.88%	08/15/25		1,625,000	1,755,314
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[2]	152,000	152,380
8.63%	01/15/24	[2]	90,000	93,600
Cigna Corp.
4.13%	11/15/25		2,365,000	2,542,649
Cigna Holding Co.
3.05%	10/15/27		1,315,000	1,328,441
CVS Health Corp.
2.88%	06/01/26		50,000	50,157
3.25%	08/15/29		1,450,000	1,459,647
4.30%	03/25/28		3,250,000	3,517,278
5.05%	03/25/48		30,000	34,101
Elanco Animal Health, Inc.
3.91%	08/27/21		1,000,000	1,024,417
Eli Lilly & Co.
2.75%	06/01/25		350,000	361,599
Encompass Health Corp.
4.75%	02/01/30		328,000	332,231
HCA, Inc.
4.13%	06/15/29		1,145,000	1,206,544
5.25%	04/15/25		206,000	229,398
Hologic, Inc.
4.63%	02/01/28	[2]	60,000	62,025
Humana, Inc.
3.13%	08/15/29		875,000	876,030
3.85%	10/01/24		860,000	909,015
3.95%	03/15/27		885,000	940,096
Tenet Healthcare Corp.
4.88%	01/01/26	[2]	312,000	320,580
5.13%	11/01/27	[2]	525,000	543,165
UnitedHealth Group, Inc.
3.75%	07/15/25		855,000	920,039

				37,085,330

Industrials — 2.67%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	1,950,000	2,027,638
4.50%	05/15/28	[2]	30,000	32,721
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	630,000	663,634
Crane Co.
4.45%	12/15/23		1,130,000	1,197,772

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co. (GMTN)
2.20%	01/09/20		$850,000	$849,042
4.63%	01/07/21		1,080,000	1,107,367
General Electric Co. (MTN)
4.38%	09/16/20		125,000	127,230
5.55%	05/04/20		1,000,000	1,017,937
5.55%	01/05/26		1,090,000	1,238,140
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[1]	1,115,000	812,575
General Electric Co., Series A (MTN)
6.75%	03/15/32		1,700,000	2,139,398
L3Harris Technologies, Inc.
3.85%	06/15/23	[2]	1,290,000	1,361,270
Northrop Grumman Corp.
2.93%	01/15/25		2,510,000	2,589,135
Packaging Corp. of America
2.45%	12/15/20		1,450,000	1,451,265
Sealed Air Corp.
5.50%	09/15/25	[2]	600,000	648,000
Siemens Financieringsmaatschappij NV
(Netherlands)
2.00%	09/15/23	[2,3]	1,275,000	1,272,020
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38%	04/30/25	[2,3]	410,000	424,197
United Technologies Corp.
3.35%	08/16/21		635,000	649,346
WRKCo, Inc.
4.65%	03/15/26		730,000	802,010

				20,410,697

Information Technology — 0.33%
Analog Devices, Inc.
2.85%	03/12/20		30,000	30,112
Apple, Inc.
3.25%	02/23/26		20,000	21,214
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20		1,785,000	1,785,101
Broadcom, Inc.
3.13%	04/15/21	[2]	130,000	131,285
IQVIA, Inc.
5.00%	05/15/27	[2]	224,000	234,920
Oracle Corp.
2.40%	09/15/23		40,000	40,520
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	258,000	270,100

				2,513,252

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 68

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.43%
Berkshire Hathaway, Inc.
3.13%	03/15/26		$55,000	$58,086
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[2,4]	1,212,000	1,207,455
New York Life Global Funding
3.00%	01/10/28	[2]	50,000	52,277
Pricoa Global Funding I
2.55%	11/24/20	[2]	1,945,000	1,955,307

				3,273,125

Materials — 0.12%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		800,000	884,370

Real Estate Investment Trust (REIT) — 2.14%
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		2,340,000	2,364,207
3.75%	04/15/23		50,000	52,228
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		230,000	241,868
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		1,140,000	1,145,843
5.25%	06/01/25		685,000	756,741
5.38%	11/01/23		30,000	32,565
5.38%	04/15/26		1,373,000	1,513,540
5.75%	06/01/28		325,000	370,903
HCP, Inc.
4.00%	12/01/22		713,000	748,793
4.25%	11/15/23		598,000	641,203
Healthcare Realty Trust, Inc.
3.75%	04/15/23		25,000	25,832
3.88%	05/01/25		1,400,000	1,463,848
Healthcare Trust of America Holdings LP
3.70%	04/15/23		920,000	951,534
Liberty Property LP
4.75%	10/01/20		50,000	51,287
Piedmont Operating Partnership LP
3.40%	06/01/23		1,210,000	1,223,417
Reckson Operating Partnership LP
7.75%	03/15/20		505,000	517,117
SL Green Operating Partnership LP
3.25%	10/15/22		1,350,000	1,377,429
(LIBOR USD 3-Month plus 0.98%)
3.15%	08/16/21	[1]	1,000,000	1,000,174
Ventas Realty LP
3.25%	10/15/26		1,155,000	1,194,090
Ventas Realty LP/Ventas Capital Corp.
3.25%	08/15/22		40,000	41,029

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
3.75%	03/15/23		$640,000	$670,443

				16,384,091

Retail — 0.22%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	10,000	10,070
3.55%	07/26/27	[2,3]	640,000	666,622
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25	[2,3]	382,000	374,360
Rite Aid Corp.
6.13%	04/01/23	[2]	743,000	592,245
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		65,000	68,581

				1,711,878

Services — 0.32%
IHS Markit Ltd. (Bermuda)
4.13%	08/01/23	[3]	1,245,000	1,311,670
4.75%	02/15/25	[2,3]	300,000	326,250
RELX Capital, Inc.
4.00%	03/18/29		740,000	808,379

				2,446,299

Transportation — 1.02%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		387,355	406,554
Continental Airlines Pass-Through Trust,
Series 1999-2, Class A
7.26%	03/15/20		13,944	14,066
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		1,754,884	1,853,509
Continental Airlines Pass-Through Trust,
Series 2009-2, Class A
7.25%	11/10/19		1,682,289	1,690,331
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		567,370	600,528
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		876,862	923,862
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		114,897	120,532
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		571,523	644,118

See accompanying notes to Schedule of Portfolio Investments.

69 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		$387,242	$432,650
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63%	06/03/25		332,785	359,649
Union Pacific Corp.
3.95%	09/10/28		640,000	708,422

				7,754,221

Water — 0.16%
American Water Capital Corp.
3.45%	06/01/29		1,128,000	1,204,026

Total Corporates
(Cost $220,261,245)				228,070,051

MORTGAGE-BACKED — 21.47%**
Non-Agency Commercial
Mortgage-Backed — 3.10%
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38	[2,4]	1,095,000	1,238,083
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39	[2]	805,000	906,034
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.93%	09/10/45	[2,4]	5,828,636	247,259
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.52%	02/10/48	[4]	14,445,857	812,351
Commercial Mortgage Pass-Through
Certificates, Series 2014-UBS2,
Class XA (IO)
1.36%	03/10/47	[4]	25,893,239	1,090,830
Commercial Mortgage Trust,
Series 2013-300P, Class A1
4.35%	08/10/30	[2]	1,160,000	1,243,765
Commercial Mortgage Trust,
Series 2013-CR8, Class XA (IO)
0.55%	06/10/46	[4]	43,538,888	557,483
Commercial Mortgage Trust,
Series 2014-277P, Class A
3.73%	08/10/49	[2,4]	1,265,000	1,348,863
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
1.14%	04/10/47	[4]	22,861,715	863,370
Commercial Mortgage Trust,
Series 2014-CR18, Class XA (IO)
1.16%	07/15/47	[4]	18,053,936	692,377
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
1.04%	08/10/48	[4]	17,026,091	706,239

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36	[2]	$1,225,000	$1,306,132
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.80%	05/10/49	[4]	16,783,878	1,300,584
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[2]	760,000	813,005
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA (IO)
1.00%	09/15/47	[4]	40,183,655	1,380,035
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C29, Class XA (IO)
0.90%	05/15/48	[4]	39,232,207	983,610
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C16,
Class XA (IO)
1.11%	12/15/46	[4]	14,640,056	478,617
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[2]	740,000	798,798
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C21, Class XA (IO)
1.04%	03/15/48	[4]	36,730,983	1,395,186
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/13/49	[2]	960,000	960,946
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96%	01/15/32	[2,4]	1,170,000	1,247,167
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class XA (IO)
1.47%	05/10/63	[2,4]	38,148,756	1,163,255
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A1
3.35%	11/15/43	[2]	233,236	233,591
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.36%	02/15/48	[4]	37,615,692	1,911,584

				23,679,164

Non-Agency Mortgage-Backed — 4.55%
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2004-R8, Class M1
(LIBOR USD 1-Month)
2.98%	09/25/34	[1]	271,774	272,592
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1998-1,
Class A5 (STEP-reset date 11/25/19)
7.15%	10/25/27		24,554	26,073

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 70

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month)
2.99%	12/25/34	[1]	$494,215	$493,046
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		6,390	6,862
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month)
2.23%	03/27/36	[1,2]	744,366	743,780
Bear Stearns ALT-A Trust, Series 2004-12,
Class 1M1
(LIBOR USD 1-Month)
2.95%	01/25/35	[1]	2,487,996	2,476,724
Chevy Chase Mortgage Funding LLC,
Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month)
2.20%	05/25/36	[1,2]	75,615	76,085
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
4.18%	02/25/34	[4]	27,538	27,113
Conseco Finance Corp., Series 1996-7,
Class M1
7.70%	09/15/26	[4]	182,969	193,399
Conseco Finance Corp., Series 1998-4,
Class A5
6.18%	04/01/30		107,893	110,626
Conseco Finance Corp., Series 1998-6,
Class A8
6.66%	06/01/30	[4]	173,355	179,612
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2
8.00%	06/15/32	[2,4]	106,557	109,310
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32	[4]	12,166	12,208
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.79%	08/25/34	[4]	86,987	85,845
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB3,
Class AF1 (STEP-reset date 11/25/19)
3.38%	12/25/32		739,733	753,904
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF4 (STEP-reset date 11/25/19)
3.43%	12/25/36		462,437	413,525

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month)
2.08%	04/25/37	[1]	$139,491	$108,358
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A3
(LIBOR USD 1-Month)
2.27%	04/25/37	[1]	1,657,518	1,322,431
First Franklin Mortgage Loan Trust,
Series 2005-FFH4, Class M1
(LIBOR USD 1-Month)
2.50%	12/25/35	[1]	3,439,037	3,431,878
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
4.05%	09/25/34	[4]	132,052	132,729
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
4.26%	08/25/34	[4]	63,145	63,994
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month)
3.02%	10/25/37	[1]	2,835,033	2,836,945
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
(LIBOR USD 1-Month)
2.29%	10/25/35	[1]	59,799	60,659
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month)
2.65%	11/25/35	[1]	490,430	490,856
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 1A
(LIBOR USD 1-Month)
2.24%	12/25/35	[1]	190,966	190,495
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month)
2.88%	09/25/34	[1]	12,135	10,924
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month)
2.82%	11/25/34	[1]	37,025	35,954
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.34%	06/25/37	[4]	834,373	716,608
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3
6.61%	02/25/28		100,956	102,009

See accompanying notes to Schedule of Portfolio Investments.

71 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A4
6.75%	02/25/28		$26,875	$27,193
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		105,335	108,313
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month)
2.31%	07/25/36	[1]	450,000	444,790
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
4.16%	05/25/37	[4]	206,282	204,456
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.26%	01/25/34	[4]	79,636	80,610
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
3.63%	06/25/34	[4]	1,819	1,777
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.64%	10/25/32	[4]	10,386	10,778
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
4.57%	10/25/32	[4]	24,035	24,935
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month)
2.20%	06/25/37	[1]	465,362	375,446
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month)
2.27%	06/25/37	[1]	859,976	709,555
Mid-State Capital Corp., Series 2004-1,
Class A
6.01%	08/15/37		293,756	317,817
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		403,195	459,394
Mid-State Capital Corp., Series 2004-1,
Class M1
6.50%	08/15/37		287,996	304,284
Mid-State Capital Corp., Series 2005-1,
Class M2
7.08%	01/15/40		486,720	552,392
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		663,620	705,731
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.95%	07/25/34	[1]	$251,044	$252,456
Morgan Stanley ABS Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month)
2.32%	12/25/35	[1]	631,606	630,784
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month)
2.24%	02/25/36	[1]	3,471,756	3,413,755
New York Mortgage Trust, Series 2005-3,
Class A1
(LIBOR USD 1-Month)
2.50%	02/25/36	[1]	1,100,662	1,106,197
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3
(LIBOR USD 1-Month)
2.35%	12/26/35	[1,2]	1,913,065	1,908,385
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month)
2.68%	05/25/35	[1]	167,902	168,597
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00%	04/25/31		30,920	34,411
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00%	11/25/31		13,449	14,615
Residential Asset Mortgage Products Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month)
2.32%	01/25/36	[1]	2,685,447	2,636,797
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month)
2.36%	11/25/35	[1]	70,710	69,600
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.42%	12/25/34	[4]	22,070	22,462
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
4.29%	10/25/34	[4]	1,061,424	1,029,652
Structured Asset Mortgage Investments II
Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month)
2.54%	04/19/35	[1]	715,017	712,508
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative
Average)
3.73%	02/25/36	[1]	563,948	561,994

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 72

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 22A1
3.81%	05/25/36	[4]	$2,134,906	$1,447,544
UCFC Home Equity Loan, Series 1998-D,
Class MF1
6.91%	04/15/30		4,988	5,082
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR18, Class A
4.73%	01/25/33	[4]	5,452	5,711
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month)
2.80%	10/25/45	[1]	982,248	961,797

				34,794,362

U.S. Agency Commercial
Mortgage-Backed — 2.04%
Fannie Mae-Aces, Series 2015-M4,
Class X2 (IO)
0.48%	07/25/22	[4]	90,152,964	699,993
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K012,
Class X3 (IO)
2.33%	01/25/41	[4]	18,028,222	499,342
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class A2
2.40%	06/25/22		105,000	106,074
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K025,
Class X3 (IO)
1.81%	11/25/40	[4]	15,975,000	823,639
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X1 (IO)
0.33%	04/25/23	[4]	98,595,512	722,942
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K035,
Class X3 (IO)
1.85%	12/25/41	[4]	18,000,000	1,179,180
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K037,
Class X3 (IO)
2.28%	01/25/42	[4]	13,274,876	1,144,267
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K043,
Class X3 (IO)
1.69%	02/25/43	[4]	12,000,000	922,060
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K045,
Class X1 (IO)
0.57%	01/25/25	[4]	35,252,661	730,269

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K047,
Class X1 (IO)
0.26%	05/25/25	[4]	$145,670,058	$1,155,302
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K056,
Class XAM (IO)
1.29%	05/25/26	[4]	9,400,000	661,290
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K072,
Class A2
3.44%	12/25/27		50,000	54,829
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K084,
Class A2
3.78%	10/25/28	[4]	1,920,000	2,158,833
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K158,
Class A3
3.90%	10/25/33	[4]	1,250,000	1,451,045
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K714,
Class X3 (IO)
1.85%	01/25/42	[4]	30,000,000	588,405
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K728,
Class X3 (IO)
2.02%	11/25/45	[4]	10,000,000	887,200
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K736,
Class X1 (IO)
1.31%	07/25/26	[4]	12,100,000	908,801
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[4]	25,000,000	883,880

				15,577,351

U.S. Agency Mortgage-Backed — 11.78%
Fannie Mae Pool (TBA)
2.50%	11/01/49		1,925,000	1,914,883
3.00%	10/01/32		165,000	168,661
3.00%	11/25/42		24,950,000	25,312,555
5.00%	11/01/49		1,700,000	1,822,055
Fannie Mae Pool 253974
7.00%	08/01/31		1,531	1,677
Fannie Mae Pool 254232
6.50%	03/01/22		1,853	1,924
Fannie Mae Pool 527247
7.00%	09/01/26		21	22
Fannie Mae Pool 545191
7.00%	09/01/31		862	961

See accompanying notes to Schedule of Portfolio Investments.

73 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$11	$12
Fannie Mae Pool 549740
6.50%	10/01/27		4,482	4,996
Fannie Mae Pool 606108
7.00%	03/01/31		400	402
Fannie Mae Pool 630599
7.00%	05/01/32		4,013	4,561
Fannie Mae Pool 655928
7.00%	08/01/32		2,869	3,407
Fannie Mae Pool 735207
7.00%	04/01/34		1,156	1,344
Fannie Mae Pool 735646
4.50%	07/01/20		82	84
Fannie Mae Pool 735686
6.50%	12/01/22		605	624
Fannie Mae Pool 735861
6.50%	09/01/33		71,304	78,962
Fannie Mae Pool 764388
(LIBOR USD 6-Month)
3.65%	03/01/34	[1]	26,731	27,958
Fannie Mae Pool 776708
5.00%	05/01/34		117,819	130,150
Fannie Mae Pool 817611
(LIBOR USD 6-Month)
4.20%	11/01/35	[1]	6,522	6,895
Fannie Mae Pool 844773
(LIBOR USD 12-Month)
4.55%	12/01/35	[1]	8,927	9,291
Fannie Mae Pool 889125
5.00%	12/01/21		2,971	2,983
Fannie Mae Pool 889184
5.50%	09/01/36		98,542	111,500
Fannie Mae Pool 890221
5.50%	12/01/33		150,441	169,184
Fannie Mae Pool 918445
(LIBOR USD 12-Month)
4.57%	05/01/37	[1]	522	544
Fannie Mae Pool 939419
(LIBOR USD 12-Month)
4.14%	05/01/37	[1]	23,124	24,282
Fannie Mae Pool AL0209
4.50%	05/01/41		380,828	419,913
Fannie Mae Pool AL6829
2.83%	05/01/27		49,901	52,707
Fannie Mae Pool AM6501
3.32%	08/01/26		2,000,000	2,151,261

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM7357
3.38%	12/01/29	$2,309,277	$2,527,743
Fannie Mae Pool AM7901
3.36%	02/01/30	32,391	35,490
Fannie Mae Pool AM8188
2.64%	03/01/27	31,965	33,080
Fannie Mae Pool AM8645
2.69%	05/01/27	100,467	104,771
Fannie Mae Pool AN0556
3.46%	12/01/30	2,362,631	2,603,021
Fannie Mae Pool AN1492
3.07%	05/01/31	42,664	45,710
Fannie Mae Pool AN2786
2.76%	09/01/36	50,000	51,068
Fannie Mae Pool AN5529
3.02%	06/01/28	38,670	40,942
Fannie Mae Pool AN9572
3.77%	07/01/30	60,000	68,741
Fannie Mae Pool AN9612
3.72%	07/01/33	60,000	67,722
Fannie Mae Pool BL0242
3.82%	11/01/30	1,950,000	2,229,563
Fannie Mae Pool BL0661
3.99%	11/01/33	3,532,769	4,012,220
Fannie Mae Pool BL0844
3.87%	02/01/29	105,000	119,947
Fannie Mae Pool CA1710
4.50%	05/01/48	39,531	41,846
Fannie Mae Pool CA1711
4.50%	05/01/48	2,756,282	2,917,718
Fannie Mae Pool CA2208
4.50%	08/01/48	41,094	43,360
Fannie Mae Pool FN0039
3.20%	09/01/27	43,127	46,155
Fannie Mae Pool MA1527
3.00%	08/01/33	29,829	30,762
Fannie Mae Pool MA1561
3.00%	09/01/33	1,656,067	1,707,914
Fannie Mae Pool MA1608
3.50%	10/01/33	1,509,917	1,575,122
Fannie Mae Pool MA3427
4.00%	07/01/33	38,857	40,600
Fannie Mae Pool MA3537
4.50%	12/01/48	3,967,090	4,190,394
Fannie Mae REMICS, Series 1992-116,
Class B
6.50%	06/25/22	2	2

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 74

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1993-80,
Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%,
10.87% Cap)
8.41%	05/25/23	[1]	$2,115	$2,329
Fannie Mae REMICS, Series 2001-52,
Class YZ
6.50%	10/25/31		141,709	162,762
Fannie Mae REMICS, Series 2003-124,
Class TS
(-14.00 X LIBOR USD 1-Month plus
100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	5,162	6,052
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month)
2.49%	07/25/37	[1]	70,905	71,166
Fannie Mae REMICS, Series 2008-50,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%,
6.05% Cap)
4.03%	11/25/36	[1]	1,161,517	192,885
Fannie Mae REMICS, Series 2018-38,
Class PA
3.50%	06/25/47		21,399	21,910
Fannie Mae REMICS, Series 2018-55,
Class PA
3.50%	01/25/47		211,720	218,035
Fannie Mae REMICS, Series 2018-86,
Class JA
4.00%	05/25/47		1,406,363	1,486,913
Fannie Mae Trust, Series 2003-W6,
Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%,
8.15% Cap)
0.55%	09/25/42	[1]	10,570,192	169,456
Freddie Mac Gold Pool A25162
5.50%	05/01/34		123,889	138,394
Freddie Mac Gold Pool A33262
5.50%	02/01/35		37,389	42,149
Freddie Mac Gold Pool A68781
5.50%	10/01/37		8,110	8,966
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,045,478	1,099,077
Freddie Mac Gold Pool C90504
6.50%	12/01/21		198	204
Freddie Mac Gold Pool G01548
7.50%	07/01/32		254,445	309,405
Freddie Mac Gold Pool G01644
5.50%	02/01/34		78,030	88,320

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G02366
6.50%	10/01/36		$56,420	$65,476
Freddie Mac Gold Pool G08844
5.00%	10/01/48		908,423	974,655
Freddie Mac Gold Pool G11707
6.00%	03/01/20		3	3
Freddie Mac Gold Pool G12393
5.50%	10/01/21		20,320	20,643
Freddie Mac Gold Pool G12909
6.00%	11/01/22		53,252	55,426
Freddie Mac Gold Pool G13032
6.00%	09/01/22		22,457	23,048
Freddie Mac Gold Pool G15897
2.50%	09/01/31		39,624	40,223
Freddie Mac Gold Pool G16085
2.50%	02/01/32		2,359,495	2,393,371
Freddie Mac Gold Pool G16524
3.50%	05/01/33		114,663	119,735
Freddie Mac Gold Pool G16756
3.50%	01/01/34		2,691,313	2,811,201
Freddie Mac Gold Pool G18581
2.50%	01/01/31		47,496	47,994
Freddie Mac Gold Pool G18713
3.50%	11/01/33		90,332	93,460
Freddie Mac Gold Pool J06246
5.50%	10/01/21		7,077	7,169
Freddie Mac REMICS, Series 1602,
Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[1]	11,583	12,413
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		29,813	32,843
Freddie Mac REMICS, Series 2642,
Class BW (IO)
5.00%	06/15/23		495	2
Freddie Mac REMICS, Series 3460,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%,
6.20% Cap)
4.17%	06/15/38	[1]	1,115,521	188,494
Freddie Mac REMICS, Series 4030,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%,
6.61% Cap)
4.58%	04/15/42	[1]	987,698	189,579
Ginnie Mae I Pool 782810
4.50%	11/15/39		807,597	884,246
Ginnie Mae II Pool (TBA)
3.00%	11/20/49		12,550,000	12,868,652

See accompanying notes to Schedule of Portfolio Investments.

75 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
4.50%	10/20/44		$410,000	$429,219
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/34	[1]	22,206	22,935
Ginnie Mae II Pool MA4454
5.00%	05/20/47		49,257	52,865
Ginnie Mae II Pool MA4511
4.00%	06/20/47		16,077	16,877
Ginnie Mae II Pool MA4588
4.50%	07/20/47		542,756	573,575
Ginnie Mae II Pool MA4589
5.00%	07/20/47		2,664,146	2,862,170
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,493,949	1,568,262
Ginnie Mae II Pool MA4901
4.00%	12/20/47		1,242,916	1,304,707
Ginnie Mae II Pool MA5399
4.50%	08/20/48		2,045,700	2,151,423
Ginnie Mae II Pool MA5530
5.00%	10/20/48		27,671	29,338
Ginnie Mae II Pool MA6030
3.50%	07/20/49		919,049	938,717
Ginnie Mae II Pool MA6080
3.00%	08/20/49		304,255	307,928
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%,
14.30% Cap)
10.21%	11/26/23	[1]	19,200	21,565

				90,083,926

Total Mortgage-Backed
(Cost $161,563,609)				164,134,803

MUNICIPAL BONDS — 0.64%*
California — 0.38%
Los Angeles Department of Water & Power
Power System Revenue, Taxable Bonds,
Electric Light & Power Improvements,
Series C
5.52%	07/01/27		50,000	61,939
State of California, Build America Bonds,
School Improvements, General Obligations
7.95%	03/01/36		2,800,000	2,866,836

				2,928,775

New York — 0.24%
Metropolitan Transportation Authority, Build
America Bonds, Transit Improvements
6.55%	11/15/31		25,000	32,505

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds, School
Improvements, Series G-3
5.27%	05/01/27		$1,465,000	$1,747,906
New York State Dormitory Authority, Build
America Bonds, University & College
Improvements
5.50%	03/15/30		70,000	83,940

				1,864,351

Pennsylvania — 0.01%
Pennsylvania Economic Development
Financing Authority, Taxable Bonds,
University of Pittsburgh Medical Center,
Series B
3.20%	11/15/27		40,000	41,628

Washington — 0.01%
State of Washington, Build America Bonds,
Highway Improvements
5.04%	08/01/31		40,000	47,976

Total Municipal Bonds
(Cost $4,771,738)				4,882,730

U.S. AGENCY SECURITIES — 0.03%
U.S. Agency Securities — 0.03%
Resolution Funding Corp.
(Strip Principal) (PO)
0.00%	01/15/21	[5]	230,000	224,469

Total U.S. Agency Securities
(Cost $223,097)

U.S. TREASURY SECURITIES — 43.37%
U.S. Treasury Notes — 43.37%
U.S. Treasury Notes
1.25%	08/31/24		55,564,000	54,797,813
1.50%	08/31/21		45,683,000	45,555,407
1.50%	09/30/21		39,475,000	39,385,374
1.50%	09/15/22		5,145,000	5,135,856
1.50%	09/30/24		92,750,000	92,529,219
1.63%	06/30/21		25,405,000	25,379,390
1.63%	09/30/26		810,000	810,269
1.75%	06/30/24		10,225,000	10,312,445
1.75%	07/31/24		25,271,000	25,502,964
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.13%	07/15/24	[6]	1,145,372	1,144,691
0.25%	07/15/29	[6]	6,792,587	6,851,600
0.50%	04/15/24	[6]	6,826,083	6,911,249

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 76

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
1.63%	08/15/29	$17,291,000	$17,213,326

Total U.S. Treasury Securities
(Cost $331,419,100)			331,529,603

Total Bonds – 101.86%
(Cost $767,762,455)			778,642,327

Issues		Shares	Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings
LLC[2,7,8,9]		8,014	36,063

Total Common Stock
(Cost $457,400)
Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 4.62%
Money Market Funds — 4.47%
Dreyfus Government Cash Management
Fund
1.95%[10]		34,155,000	$34,155,000
Fidelity Investments Money Market Funds -
Government Portfolio
1.92%[10,11]		18	18

			34,155,018

U.S. Treasury Bills — 0.15%
U.S. Treasury Bills
1.89%[12,13]	12/26/19	$1,159,000	1,154,072

Total Short-Term Investments
(Cost $35,308,799)			35,309,090

Issues	Value
Total Investments – 106.48%
(Cost $803,528,654)	$813,987,480

Liabilities in Excess of Other
Assets – (6.48)%	(49,548,732)

Net Assets – 100.00%	$764,438,748

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2019.

[6]	Inflation protected security. Principal amount reflects original security face amount.

[7]	Non-income producing security.

[8]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[9]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $36,063, which is 0.00% of total net assets.

[10]	Represents the current yield as of September 30, 2019.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $18.

[12]	Represents annualized yield at date of purchase.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,154,016.

†

Fair valued security. The aggregate value of fair valued securities is $625,488, which is 0.08% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

77 / Semi-Annual Report September 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	660	12/31/19	$142,230,000	$(323,043)	$(323,043)
U.S. Treasury Five Year Note	142	12/31/19	16,919,078	(34,685)	(34,685)

			159,149,078	(357,728)	(357,728)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	98	12/06/19	(14,492,837)	106,680	106,680

TOTAL FUTURES CONTRACTS			$144,656,241	$(251,048)	$(251,048)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$38,445	$594,552	$—	$594,552
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	21,570	346,649	—	346,649
Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	15,805	(666,641)	—	(666,641)
Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	8,835	(387,179)	—	(387,179)

TOTAL SWAPS CONTRACTS							$84,655	$(112,619)	$—	$(112,619)

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 78

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.17%
ASSET-BACKED SECURITIES — 14.00%**
CarMax Auto Owner Trust, Series 2016-2,
Class B
2.16%	12/15/21		$30,000	$29,984
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.67%	08/27/46	[1,2]	71,787	68,489
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	40,692	44,078
Navient Student Loan Trust, Series 2014-2,
Class A
(LIBOR USD 1-Month plus 0.64%)
2.66%	03/25/83	[1]	81,602	80,557
Saxon Asset Securities Trust, Series 2007-2,
Class A2A
(LIBOR USD 1-Month plus 0.10%)
2.12%	05/25/47	[1]	92,881	75,894
SLC Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	03/15/55	[1]	60,000	56,739
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
4.16%	01/25/83	[1]	20,000	19,144
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.48%	04/26/83	[1]	20,000	19,283
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/25/73	[1]	35,000	35,333
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
3.38%	07/25/23	[1]	38,637	38,528
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[1]	20,000	19,920
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[1]	20,000	19,929
SLM Student Loan Trust, Series 2008-8,
Class A4
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23	[1]	25,995	26,270

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/75	[1]	$30,000	$30,221
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23	[1]	20,017	20,147
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/83	[1]	15,000	15,143
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-EQ1A, Class A5
(LIBOR USD 1-Month plus 0.31%)
2.33%	07/25/36	[1,2]	99,611	98,847
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.73%	08/15/36	[2]	82,129	82,988
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.45%	04/25/40	[1,2]	48,315	46,614
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2006-3, Class A2
(LIBOR USD 1-Month plus 0.15%)
2.17%	01/25/37	[1]	22,338	22,294
Wells Fargo Home Equity Trust Mortgage
Pass-Through Certificates, Series 2004-1,
Class 2A1
(LIBOR USD 1-Month plus 0.30%)
2.32%	04/25/34	[1]	15,927	15,566

Total Asset-Backed Securities
(Cost $838,427)				865,968

CORPORATES — 49.10%*
Banking — 6.76%
Bank of America Corp. (MTN)
3.50%	05/17/22	[3]	40,000	40,785
3.97%	03/05/29	[3]	60,000	65,005
3.97%	02/07/30	[3]	15,000	16,405
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[3]	30,000	30,365
3.25%	09/11/24		5,000	5,241
JPMorgan Chase & Co.
3.21%	04/01/23	[3]	50,000	51,242
3.56%	04/23/24	[3]	70,000	73,034
4.01%	04/23/29	[3]	20,000	21,881
4.20%	07/23/29	[3]	15,000	16,637
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,4]	30,000	30,114

See accompanying notes to Schedule of Portfolio Investments.

79 / Semi-Annual Report September 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
3.37%	01/05/24	[3,4]	$15,000	$15,239
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[4]	15,000	15,023
State Street Corp.
3.78%	12/03/24	[3]	15,000	15,873
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[3]	20,000	21,225

				418,069

Communications — 4.22%
AT&T, Inc.
3.88%	01/15/26		10,000	10,617
4.30%	02/15/30		45,000	49,589
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.75%	02/15/28		27,000	27,704
Comcast Corp.
2.35%	01/15/27		30,000	29,891
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[4]	10,000	13,522
SES SA (Luxembourg)
3.60%	04/04/23	[2,4]	15,000	15,244
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28	[2]	30,000	32,625
Verizon Communications, Inc.
4.33%	09/21/28		40,000	45,211
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[4]	15,000	16,581
Walt Disney Co. (The)
6.20%	12/15/34	[2]	4,000	5,697
7.75%	01/20/24	[2]	12,000	14,568

				261,249

Consumer Discretionary — 2.48%
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		52,000	57,397
4.75%	01/23/29		15,000	17,448
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,4]	15,000	16,396
BAT Capital Corp.
2.76%	08/15/22		30,000	30,275
Constellation Brands, Inc.
4.25%	05/01/23		15,000	16,027
Pernod Ricard SA (France)
4.45%	01/15/22	[2,4]	15,000	15,741

				153,284

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 2.40%
Appalachian Power Co.
4.45%	06/01/45		$5,000	$5,880
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	23,000	24,463
6.40%	09/15/20	[2]	7,000	7,241
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,532
Metropolitan Edison Co.
4.00%	04/15/25	[2]	25,000	26,554
PNM Resources, Inc.
3.25%	03/09/21		10,000	10,117
Public Service Co. of New Mexico
3.85%	08/01/25		10,000	10,436
Southwestern Electric Power Co., Series M
4.10%	09/15/28		20,000	22,133
Tucson Electric Power Co.
5.15%	11/15/21		30,000	31,336

				148,692

Energy — 4.47%
Enbridge Energy Partners LP
5.50%	09/15/40		5,000	5,931
Energy Transfer Operating LP
4.05%	03/15/25		10,000	10,449
4.95%	06/15/28		5,000	5,500
EQM Midstream Partners LP
5.50%	07/15/28		8,000	7,831
EQT Corp.
3.90%	10/01/27		15,000	13,014
Hess Corp.
4.30%	04/01/27		12,000	12,552
Kinder Morgan, Inc.
5.63%	11/15/23	[2]	25,000	27,760
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[4]	15,000	14,377
6.50%	01/23/29	[4]	25,000	25,425
6.84%	01/23/30	[2,4]	5,000	5,181
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		15,000	16,039
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	10,000	9,963
Ruby Pipeline LLC
6.00%	04/01/22	[2]	19,697	20,485
Sabine Pass Liquefaction LLC
4.20%	03/15/28		12,000	12,713
Sunoco Logistics Partners Operations LP
3.90%	07/15/26		10,000	10,430
4.00%	10/01/27		10,000	10,361

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 80

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
TC PipeLines LP
3.90%	05/25/27		$30,000	$31,233
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	10,000	10,085
Williams Cos., Inc. (The)
4.55%	06/24/24		25,000	26,880

				276,209

Finance — 7.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[4]	11,000	11,351
3.95%	02/01/22	[4]	20,000	20,657
Air Lease Corp.
3.00%	09/15/23		15,000	15,214
3.63%	12/01/27		11,000	11,320
Citigroup, Inc.
3.20%	10/21/26		20,000	20,692
3.67%	07/24/28	[3]	20,000	21,199
Ford Motor Credit Co. LLC
4.25%	09/20/22		25,000	25,632
(LIBOR USD 3-Month plus 1.08%)
3.37%	08/03/22	[1]	35,000	34,251
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[4]	20,000	19,950
4.42%	11/15/35	[4]	21,000	22,014
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[3]	75,000	75,866
4.22%	05/01/29	[3]	20,000	21,837
Morgan Stanley (GMTN)
3.70%	10/23/24		70,000	74,131
3.77%	01/24/29	[3]	20,000	21,392
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	10,000	10,199
3.77%	03/08/24	[2,3,4]	15,000	15,411
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[2,4]	10,000	10,388
5.50%	02/15/24	[2,4]	5,000	5,408
Pipeline Funding Co. LLC
7.50%	01/15/30	[2]	18,618	24,047
Raymond James Financial, Inc.
3.63%	09/15/26		30,000	31,410

				492,369

Food — 1.85%
Conagra Brands, Inc.
4.60%	11/01/25		16,000	17,609

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
General Mills, Inc.
3.70%	10/17/23		$15,000	$15,799
Kraft Heinz Foods Co.
3.00%	06/01/26		23,000	22,776
3.75%	04/01/30	[2]	20,000	20,204
Smithfield Foods, Inc.
5.20%	04/01/29	[2]	10,000	11,013
Tyson Foods, Inc.
4.00%	03/01/26		25,000	27,139

				114,540

Health Care — 6.03%
AbbVie, Inc.
3.60%	05/14/25		25,000	26,022
4.25%	11/14/28		10,000	10,845
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[4]	5,000	5,230
Allergan Sales LLC
5.00%	12/15/21	[2]	25,000	26,273
Anthem, Inc.
3.65%	12/01/27		25,000	26,267
AstraZeneca PLC (United Kingdom)
3.50%	08/17/23	[4]	12,000	12,543
Barnabas Health, Inc.
4.00%	07/01/28		15,000	16,492
Baxalta, Inc.
3.60%	06/23/22		25,000	25,664
Bayer U.S. Finance II LLC
4.38%	12/15/28	[2]	25,000	26,969
Becton Dickinson and Co.
2.89%	06/06/22		15,000	15,208
Celgene Corp.
3.90%	02/20/28		25,000	27,406
Cigna Corp.
4.38%	10/15/28		30,000	32,841
Elanco Animal Health, Inc.
4.90%	08/28/28		15,000	16,388
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[2]	15,000	15,317
HCA, Inc.
4.13%	06/15/29		15,000	15,806
5.00%	03/15/24		15,000	16,396
Humana, Inc.
2.90%	12/15/22		15,000	15,211
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		20,000	20,140
Quest Diagnostics, Inc.
4.20%	06/30/29		10,000	11,054

See accompanying notes to Schedule of Portfolio Investments.

81 / Semi-Annual Report September 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
UnitedHealth Group, Inc.
3.85%	06/15/28		$10,000	$10,967

				373,039

Industrials — 2.99%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	5,000	5,199
4.50%	05/15/28	[2]	15,000	16,360
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	25,000	26,335
General Electric Co.
2.70%	10/09/22		15,000	15,024
General Electric Co. (MTN)
5.55%	01/05/26		10,000	11,359
5.88%	01/14/38		30,000	36,230
Ingersoll-Rand Co.
9.00%	08/15/21		10,000	11,025
L3Harris Technologies, Inc.
3.85%	06/15/23	[2]	15,000	15,829
Northrop Grumman Corp.
2.93%	01/15/25		15,000	15,473
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,4]	15,000	15,676
WRKCo, Inc.
4.65%	03/15/26		15,000	16,480

				184,990

Insurance — 1.76%
Aon Corp.
3.75%	05/02/29		10,000	10,678
Farmers Insurance Exchange
4.75%	11/01/57	[2,3]	25,000	26,291
Metropolitan Life Global Funding I
3.88%	04/11/22	[2]	15,000	15,658
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[2,3]	20,000	19,925
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[2,3]	25,000	26,250
Willis North America, Inc.
2.95%	09/15/29		10,000	9,863

				108,665

Materials — 0.27%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		15,000	16,582

Real Estate Investment Trust (REIT) — 4.97%
Alexandria Real Estate Equities, Inc.
3.80%	04/15/26		5,000	5,343

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
4.50%	07/30/29		$8,000	$9,052
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		15,000	15,155
3.63%	11/15/27		5,000	5,270
American Tower Corp.
3.55%	07/15/27		15,000	15,809
Boston Properties LP
2.75%	10/01/26		10,000	10,098
3.40%	06/21/29		10,000	10,473
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		15,000	15,774
CubeSmart LP
4.38%	02/15/29		15,000	16,534
Digital Realty Trust LP
3.63%	10/01/22		15,000	15,535
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		15,000	15,077
5.30%	01/15/29		15,000	16,589
HCP, Inc.
3.88%	08/15/24		10,000	10,670
4.25%	11/15/23		10,000	10,722
Healthcare Realty Trust, Inc.
3.75%	04/15/23		15,000	15,499
Highwoods Realty LP
3.20%	06/15/21		5,000	5,068
Host Hotels & Resorts LP
6.00%	10/01/21		5,000	5,325
Hudson Pacific Properties LP
3.95%	11/01/27		10,000	10,495
Kilroy Realty LP
3.05%	02/15/30		5,000	4,904
4.38%	10/01/25		15,000	16,169
National Retail Properties, Inc.
3.80%	10/15/22		15,000	15,607
SL Green Operating Partnership LP
3.25%	10/15/22		15,000	15,305
UDR, Inc. (MTN)
4.63%	01/10/22		15,000	15,692
Ventas Realty LP
4.13%	01/15/26		10,000	10,822
WEA Finance LLC
3.15%	04/05/22	[2]	20,000	20,412

				307,399

Retail — 0.43%
Family Dollar Stores, Inc.
5.00%	02/01/21		15,000	15,458

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 82

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
Home Depot, Inc. (The)
3.90%	12/06/28		$10,000	$11,224

				26,682

Services — 1.20%
Global Payments, Inc.
3.20%	08/15/29		15,000	15,243
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[4]	5,000	5,583
5.00%	11/01/22	[2,4]	15,000	15,998
RELX Capital, Inc.
4.00%	03/18/29		20,000	21,848
Republic Services, Inc.
2.90%	07/01/26		15,000	15,446

				74,118

Transportation — 1.31%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		4,000	4,702
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		26,660	28,158
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		4,835	5,292
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		23,595	26,592
Union Pacific Corp.
3.95%	09/10/28		15,000	16,604

				81,348

Total Corporates
(Cost $2,848,769)				3,037,235

MORTGAGE-BACKED — 30.30%**
Non-Agency Commercial Mortgage-Backed — 4.18%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14,
Class XA (IO)
0.76%	02/10/47	[3]	2,507,101	57,423
DBUBS Mortgage Trust, Series 2011-LC2A,
Class XA (IO)
1.22%	07/10/44	[2,3]	801,101	10,272
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
1.50%	08/10/44	[2,3]	1,626,429	30,398
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[2]	5,000	5,349

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-C2,
Class XB (IO)
0.79%	11/15/43	[2,3]	$1,397,175	$8,229
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-LC9,
Class XA (IO)
1.66%	12/15/47	[3]	1,098,800	42,573
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.40%	04/15/46	[3]	472,037	17,927
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[2]	5,000	5,397
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/13/49	[2]	10,000	10,010
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.31%	08/10/49	[2,3,5,6]	3,700,000	24,809
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.49%	03/15/44	[2,3]	2,798,014	46,567

				258,954

Non-Agency Mortgage-Backed — 7.38%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A22
(LIBOR USD 1-Month plus 0.28%)
2.30%	09/25/35	[1]	2,902	2,909
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	09/26/36	[1,2]	42,648	41,341
Bear Stearns ALT-A Trust, Series 2004-12,
Class 1A1
(LIBOR USD 1-Month plus 0.70%)
2.72%	01/25/35	[1]	18,057	18,130
Bear Stearns ALT-A Trust, Series 2004-3,
Class A1
(LIBOR USD 1-Month plus 0.64%)
2.66%	04/25/34	[1]	39,759	38,344
Bear Stearns ARM Trust, Series 2004-1,
Class 12A5
4.69%	04/25/34	[3]	13,246	13,631
Bear Stearns Asset-Backed Securities Trust,
Series 2006-SD2, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.40%	06/25/36	[1]	2,660	2,669

See accompanying notes to Schedule of Portfolio Investments.

83 / Semi-Annual Report September 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bombardier Capital Mortgage Securitization
Corp., Series 2000-A, Class A2
7.58%	06/15/30	[3]	$19,426	$6,360
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.61%)
2.63%	10/25/35	[1]	30,000	30,067
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.37%	10/25/37	[1,2]	12,659	12,833
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.65%	02/25/35	[1]	19,808	19,759
Conseco Finance Corp., Series 1998-4,
Class A5
6.18%	04/01/30		31,893	32,701
Fremont Home Loan Trust, Series 2005-A,
Class M3
(LIBOR USD 1-Month plus 0.74%)
2.75%	01/25/35	[1]	49,000	48,889
Fremont Home Loan Trust, Series 2005-B,
Class M4
(LIBOR USD 1-Month plus 0.71%)
2.72%	04/25/35	[1]	20,032	20,120
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.48%	09/25/35	[3]	23,079	23,811
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.18%	05/25/37	[1]	33,032	32,203
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.26%	06/25/37	[1]	16,264	16,242
JPMorgan Mortgage Trust, Series 2005-A3,
Class 2A1
4.50%	06/25/35	[3]	15,956	16,133
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
2.24%	02/25/36	[1]	9,019	8,841
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
4.27%	07/25/34	[3]	21,439	21,879
Structured Asset Mortgage Investments II
Trust, Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
2.76%	03/19/34	[1]	2,990	2,889

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR12, Class A2A
(LIBOR USD 1-Month plus 0.78%)
2.80%	10/25/44	[1]	$47,735	$46,606

				456,357

U.S. Agency Commercial
Mortgage-Backed — 7.27%
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.71%	07/25/39	[3]	1,733,090	61,278
Fannie Mae-Aces, Series 2016-M4,
Class X2 (IO)
2.71%	01/25/39	[3]	515,129	41,074
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K011,
Class X3 (IO)
2.66%	12/25/43	[3]	1,067,620	31,951
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K013,
Class X3 (IO)
2.91%	01/25/43	[3]	860,000	30,397
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K015,
Class X3 (IO)
2.90%	08/25/39	[3]	350,000	16,884
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K503,
Class X3 (IO)
1.95%	10/25/42	[3]	14,948,288	1,052
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K717,
Class X3 (IO)
1.68%	11/25/42	[3]	900,000	28,350
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KAIV,
Class X2 (IO)
3.61%	06/25/41	[3]	200,000	11,082
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class X1 (IO)
0.83%	12/25/22	[3]	4,850,838	51,021
Ginnie Mae, Series 2011-78, Class IX (IO)
0.11%	08/16/46	[3]	4,885,969	64,699
Ginnie Mae, Series 2013-1, Class IO (IO)
0.66%	02/16/54	[3]	1,802,230	60,034
Ginnie Mae, Series 2013-125, Class IO (IO)
0.68%	10/16/54	[3]	1,560,370	51,747

				449,569

U.S. Agency Mortgage-Backed — 11.47%
Fannie Mae Pool 109707
3.80%	09/01/33		52,395	57,995

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 84

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2012-128,
Class UA
2.50%	06/25/42		$98,645	$99,845
Fannie Mae REMICS, Series 2013-5,
Class GF
(LIBOR USD 1-Month plus 1.10%)
3.12%	10/25/42	[1]	76,169	75,415
Freddie Mac REMICS, Series 4064,
Class TB
3.50%	06/15/42		103,000	105,686
Freddie Mac REMICS, Series 4638,
Class UF
(LIBOR USD 1-Month plus 1.00%)
3.03%	09/15/44	[1]	66,553	67,197
Freddie Mac Strips, Series 240,
Class IO (IO)
5.50%	07/15/36		319,417	67,371
Ginnie Mae, Series 2003-11, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
4.52%	02/16/33	[1]	612,966	46,758
Ginnie Mae, Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.56%	10/20/33	[1]	367,273	66,016
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		68,907	70,467
Ginnie Mae, Series 2018-154, Class BP
3.50%	11/20/48		51,563	52,622

				709,372

Total Mortgage-Backed
(Cost $2,116,649)				1,874,252

MUNICIPAL BONDS — 0.09%*
New York — 0.09%
New York City Transitional Finance Authority
Future Tax Secured Revenue, Taxable
Bonds, Public Improvements
3.73%	08/01/29		5,000	5,555

Total Municipal Bonds
(Cost $4,986)
U.S. TREASURY SECURITIES — 3.68%
U.S. Treasury Notes — 3.68%
U.S. Treasury Notes
1.25%	08/31/24		62,000	61,145
1.50%	09/30/24		11,000	10,974
U.S. Treasury Notes (WI)
1.63%	08/15/29		156,000	155,299

				227,418

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
Total U.S. Treasury Securities
(Cost $227,750)			$227,418

Total Bonds – 97.17%
(Cost $6,036,581)			6,010,428

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 2.23%
Money Market Funds — 1.79%
Dreyfus Government Cash Management
Fund
1.81%[7]		111,000	111,000

U.S. Treasury Bills — 0.44%
U.S. Treasury Bills
1.89%[8,9]	12/26/19	$ 27,000	26,885

Total Short-Term Investments
(Cost $137,878)			137,885

Total Investments – 99.40%
(Cost $6,174,459)			6,148,313

Cash and Other Assets, Less
Liabilities – 0.60%			36,948

Net Assets – 100.00%			$6,185,261

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $24,809, which is 0.40% of total net assets.

[7]	Represents the current yield as of September 30, 2019.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $26,884.

[9]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

85 / Semi-Annual Report September 2019

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	16	12/31/19	$1,906,375	$(6,047)	$(6,047)
U.S. Treasury Two Year Note	3	12/31/19	646,500	(1,655)	(1,655)

			2,552,875	(7,702)	(7,702)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	2	12/19/19	(284,813)	3,480	3,480
U.S. Treasury Ultra Bond	1	12/19/19	(191,906)	3,912	3,912

			(476,719)	7,392	7,392

TOTAL FUTURES CONTRACTS			$2,076,156	$(310)	$(310)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate					3-month
Swap[1]	Call	04/11/22	2.26%	Semi-annually	USD LIBOR	Quarterly	$305	$4,717	$—	$4,717
Interest Rate					3-month
Swap[1]	Call	05/08/22	2.28%	Semi-annually	USD LIBOR	Quarterly	170	2,732	—	2,732
Interest Rate			3 month
Swap[1]	Call	04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	125	(5,272)	—	(5,272)
Interest Rate			3 month
Swap[1]	Call	05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	70	(3,068)	—	(3,068)

TOTAL SWAPS CONTRACTS							$670	$(891)	$—	$(891)

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 86

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.22%
ASSET-BACKED SECURITIES — 7.41%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	07/25/56	[1,2]	$1,822,762	$1,821,033
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	01/20/28	[1,2,3]	6,700,000	6,700,771
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.36%	07/20/28	[1,2,3]	5,500,000	5,504,905
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.47%	04/25/35	[1,2]	216,886	213,252
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.93%	02/25/30	[1]	91,535	91,453
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.28%	10/27/36	[1]	5,075,000	5,133,728
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.82%	04/26/32	[1,2]	8,375,000	8,319,265
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.67%	08/27/46	[1,2]	7,021,405	6,698,916
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.58%	08/25/42	[1]	2,373,187	2,188,369
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	3,848,750	4,169,070
Magnetite VII Ltd., Series 2012-7A,
Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.10%	01/15/28	[1,2,3]	5,825,000	5,815,936
Navient Student Loan Trust, Series 2015-2,
Class A3
(LIBOR USD 1-Month plus 0.57%)
2.59%	11/26/40	[1]	5,300,000	5,233,347
Navient Student Loan Trust, Series 2016-7A,
Class A
(LIBOR USD 1-Month plus 1.15%)
3.17%	03/25/66	[1,2]	9,966,994	10,083,674

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2017-2A,
Class A
(LIBOR USD 1-Month plus 1.05%)
3.07%	12/27/66	[1,2]	$2,938,913	$2,951,528
Nelnet Student Loan Trust, Series 2013-1A,
Class A
(LIBOR USD 1-Month plus 0.60%)
2.62%	06/25/41	[1,2]	2,651,109	2,615,047
Nelnet Student Loan Trust, Series 2014-5A,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.57%	07/25/46	[1,2]	8,684,760	8,625,665
Northstar Education Finance, Inc.,
Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
2.36%	04/28/30	[1]	1,887,694	1,880,080
PHEAA Student Loan Trust, Series 2016-1A,
Class A
(LIBOR USD 1-Month plus 1.15%)
3.17%	09/25/65	[1,2]	9,207,939	9,304,998
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
3.20%	10/20/27	[1,2,3]	5,100,000	5,099,869
SLC Student Loan Trust, Series 2007-1,
Class A4
(LIBOR USD 3-Month plus 0.06%)
2.22%	05/15/29	[1]	4,210,541	4,133,720
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	7,272,187	7,268,070
SLM Student Loan Trust, Series 2003-11,
Class A6
(LIBOR USD 3-Month plus 0.55%)
2.67%	12/15/25	[1,2]	3,838,340	3,841,072
SLM Student Loan Trust, Series 2006-9,
Class A5
(LIBOR USD 3-Month plus 0.10%)
2.38%	01/26/26	[1]	1,264,391	1,263,563
SLM Student Loan Trust, Series 2007-6,
Class A4
(LIBOR USD 3-Month plus 0.38%)
2.66%	10/25/24	[1]	3,631,981	3,635,182
SLM Student Loan Trust, Series 2008-1,
Class A4
(LIBOR USD 3-Month plus 0.65%)
2.93%	01/25/22	[1]	5,583,885	5,530,344
SLM Student Loan Trust, Series 2008-4,
Class A4
(LIBOR USD 3-Month plus 1.65%)
3.93%	07/25/22	[1]	4,789,470	4,841,529

See accompanying notes to Schedule of Portfolio Investments.

87 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
3.38%	07/25/23	[1]	$3,222,289	$3,213,211
SLM Student Loan Trust, Series 2011-1,
Class A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	03/25/26	[1]	57,973	58,039
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	01/25/29	[1]	2,634,422	2,588,223
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
2.67%	05/26/26	[1]	10,423,063	10,180,196
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.57%	06/25/43	[1]	3,227,168	3,196,366
SLM Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.60%)
2.62%	02/26/29	[1]	5,210,051	5,082,911
Student Loan Consolidation Center Student
Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	3,500,000	3,261,584

Total Asset-Backed Securities
(Cost $149,825,230)				150,544,916

BANK LOANS — 0.77%*
Automotive — 0.03%
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	04/30/26	[1,2]	600,000	596,064

Communications — 0.36%
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.28%	01/15/26	[1,2]	1,194,000	1,195,194
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.55%	01/02/24	[1,2,3]	488,919	496,404
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	4,252,054	4,357,016
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.81%	03/14/25	[1,2]	492,500	495,273

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Sprint Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.50%)
4.56%	02/02/24	[1,2]	$787,879	$783,447

				7,327,334

Electric — 0.04%
Chief Power Finance LLC, Term Loan B,
1st Lien
(LIBOR plus 4.75%)
6.80%	12/31/20	[1,2,4,5]	960,501	822,828

Finance — 0.20%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.85%	10/06/23	[1,2]	4,107,922	4,125,895

Health Care — 0.04%
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.04%	06/02/25	[1,2]	689,047	692,637

Industrials — 0.03%
Berry Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.55%	07/01/26	[1,2]	598,500	602,082

Information Technology — 0.07%
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.85%	06/11/25	[1,2]	493,750	495,063
Quintiles IMS, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	03/07/24	[1,2]	450,337	452,870
SS&C Technologies Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	203,548	204,484
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	308,162	309,579

				1,461,996

Total Bank Loans
(Cost $15,688,990)				15,628,836

CORPORATES — 33.85%*
Banking — 5.53%
Bank of America Corp.
2.74%	01/23/22	[6]	9,705,000	9,761,886

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 88

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
3.00%	12/20/23	[6]	$2,159,000	$2,206,063
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	18,025,000	18,062,789
Bank of America N.A.
3.34%	01/25/23	[6]	1,015,000	1,039,318
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[6]	13,950,000	13,975,586
3.09%	04/26/21	[6]	261,000	262,316
Lloyds Bank PLC (United Kingdom)
3.30%	05/07/21	[3]	6,475,000	6,591,198
6.38%	01/21/21	[3]	2,000,000	2,109,083
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	3,000,000	3,030,070
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	13,000,000	13,043,895
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	2,250,000	2,253,468
Wells Fargo & Co.
(LIBOR USD 3-Month plus 1.23%)
3.49%	10/31/23	[1]	2,000,000	2,035,679
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		9,535,000	9,532,585
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[6]	1,105,000	1,102,097
2.15%	12/06/19		2,715,000	2,715,312
2.40%	01/15/20		20,000,000	20,017,560
3.33%	07/23/21	[6]	4,620,000	4,661,386

				112,400,291

Communications — 1.76%
AT&T, Inc.
3.40%	05/15/25		2,655,000	2,769,381
3.88%	01/15/26		1,400,000	1,486,421
3.90%	03/11/24		1,700,000	1,803,809
(LIBOR USD 3-Month plus 1.18%)
3.31%	06/12/24	[1]	475,000	484,227
CBS Corp.
2.50%	02/15/23		2,095,000	2,103,235
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.50%	02/01/24		1,720,000	1,845,285
4.91%	07/23/25		2,200,000	2,411,948
Comcast Corp.
3.45%	10/01/21		3,265,000	3,363,419
Cox Communications, Inc.
7.63%	06/15/25		900,000	1,106,385
Discovery Communications LLC
2.80%	06/15/20		715,000	717,526

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sprint Communications, Inc.
7.00%	03/01/20	[2]	$1,264,000	$1,287,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	8,950,000	9,005,937
4.74%	03/20/25	[2]	1,000,000	1,065,510
Viacom, Inc.
3.88%	04/01/24		2,000,000	2,099,902
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[3]	3,910,000	4,118,307

				35,668,992

Consumer Discretionary — 0.97%
Anheuser-Busch InBev Worldwide, Inc.
4.15%	01/23/25		4,190,000	4,581,348
BAT Capital Corp.
2.76%	08/15/22		2,575,000	2,598,639
Constellation Brands, Inc.
2.00%	11/07/19		7,000,000	6,997,203
Molson Coors Brewing Co.
2.25%	03/15/20		5,000,000	4,997,652
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
5.80%	07/15/21	[1,2]	550,000	552,063

				19,726,905

Electric — 2.28%
American Electric Power Co., Inc., Series I
3.65%	12/01/21		5,000,000	5,159,443
Black Hills Corp.
4.25%	11/30/23		4,050,000	4,322,576
Dominion Energy, Inc.
2.45%	01/15/23	[2]	5,000,000	5,022,519
Duke Energy Florida LLC
2.10%	12/15/19		560,000	559,877
Kansas City Power & Light Co.
3.65%	08/15/25		2,555,000	2,729,238
LG&E & KU Energy LLC
3.75%	11/15/20		3,400,000	3,443,323
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.75%	03/27/20	[1]	5,000,000	5,002,026
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.77%	05/04/21	[1]	7,700,000	7,714,121
(LIBOR USD 3-Month plus 0.55%)
2.69%	08/28/21	[1]	3,952,000	3,953,220
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,277,447

See accompanying notes to Schedule of Portfolio Investments.

89 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
PNM Resources, Inc.
3.25%	03/09/21		$7,115,000	$7,198,548

				46,382,338

Energy — 2.25%
Energy Transfer Operating LP
4.90%	02/01/24		4,292,000	4,631,785
Occidental Petroleum Corp.
2.70%	08/15/22		5,000,000	5,048,609
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[3]	6,470,000	6,201,495
6.84%	01/23/30	[2,3]	5,000,000	5,180,500
Plains All American Pipeline LP/PAA
Finance Corp.
3.85%	10/15/23		5,422,000	5,611,323
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	2,036,000	2,069,085
Ruby Pipeline LLC
6.00%	04/01/22	[2]	3,084,545	3,207,927
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,715,000	1,909,762
Spectra Energy Partners LP
4.60%	06/15/21		1,725,000	1,788,618
4.75%	03/15/24		4,519,000	4,931,216
TC PipeLines LP
4.65%	06/15/21		4,900,000	5,062,371

				45,642,691

Finance — 6.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.00%	10/01/21	[3]	1,000,000	1,051,250
Air Lease Corp.
2.13%	01/15/20		5,000,000	4,997,813
3.50%	01/15/22		3,420,000	3,508,855
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
2.42%	04/06/20	[1,2]	8,000,000	8,014,343
Citibank N.A. (BKNT)
3.05%	05/01/20		11,605,000	11,664,962
Daimler Finance North America LLC
1.75%	10/30/19	[2]	2,000,000	1,999,371
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22	[1,2]	8,195,000	8,240,198
Ford Motor Credit Co. LLC
2.46%	03/27/20		1,000,000	998,967
2.60%	11/04/19		3,550,000	3,548,534
3.20%	01/15/21		5,000,000	5,012,187
5.60%	01/07/22		1,662,000	1,746,714
5.75%	02/01/21		5,241,000	5,422,986

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
(LIBOR USD 3-Month plus 0.79%)
2.92%	06/12/20	[1]	$2,080,000	$2,076,603
(LIBOR USD 3-Month plus 0.88%)
3.22%	10/12/21	[1]	2,500,000	2,458,201
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	17,475,000	17,431,295
General Motors Financial Co., Inc.
4.20%	03/01/21		3,000,000	3,066,090
4.20%	11/06/21		3,000,000	3,092,715
4.38%	09/25/21		4,000,000	4,133,721
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		6,049,000	6,050,328
2.63%	04/25/21		1,880,000	1,891,424
2.88%	10/31/22	[6]	726,000	734,383
2.91%	07/24/23	[6]	6,814,000	6,905,776
(LIBOR USD 3-Month plus 1.02%)
3.28%	10/23/19	[1]	5,000,000	5,003,305
Morgan Stanley (GMTN)
5.50%	01/26/20		2,805,000	2,834,871
5.50%	07/24/20		3,450,000	3,543,501
(LIBOR USD 3-Month plus 0.55%)
2.73%	02/10/21	[1]	10,000,000	10,009,540
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,6]	4,910,000	5,007,854
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63%	03/15/21	[2,3]	860,000	866,987
4.50%	03/15/23	[2,3]	2,070,000	2,150,344
5.25%	08/15/22	[2,3]	1,165,000	1,230,706

				134,693,824

Food — 2.04%
Campbell Soup Co.
3.30%	03/15/21		4,025,000	4,081,394
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20	[1]	1,000,000	1,000,181
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.51%	10/09/20	[1]	8,203,000	8,203,563
(LIBOR USD 3-Month plus 0.75%)
3.03%	10/22/20	[1]	3,000,000	3,000,652
Danone SA (France)
1.69%	10/30/19	[2,3]	3,325,000	3,323,502
Kraft Heinz Foods Co.
3.95%	07/15/25		1,500,000	1,571,293
4.00%	06/15/23		7,436,000	7,765,842
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	9,670,000	9,665,590

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 90

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Smithfield Foods, Inc.
2.70%	01/31/20	[2]	$2,880,000	$2,869,200

				41,481,217

Health Care — 4.28%
Aetna, Inc.
3.50%	11/15/24		3,136,000	3,269,594
Allergan Finance LLC
3.25%	10/01/22		1,500,000	1,533,160
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22	[3]	3,000,000	3,075,355
3.80%	03/15/25	[3]	2,615,000	2,735,506
3.85%	06/15/24	[3]	2,500,000	2,639,427
Anthem, Inc.
2.38%	01/15/25		6,000,000	5,984,757
3.70%	08/15/21		1,478,000	1,514,094
Bayer U.S. Finance II LLC
2.75%	07/15/21	[2]	635,000	638,052
2.85%	04/15/25	[2]	1,300,000	1,254,308
3.50%	06/25/21	[2]	1,825,000	1,862,537
3.88%	12/15/23	[2]	2,000,000	2,090,026
4.25%	12/15/25	[2]	1,000,000	1,069,182
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	6,425,000	6,424,968
Becton Dickinson and Co.
2.40%	06/05/20		2,260,000	2,262,134
2.68%	12/15/19		975,000	976,901
3.25%	11/12/20		875,000	883,694
Bristol-Myers Squibb Co.
(LIBOR USD 3-Month plus 0.20%)
2.37%	11/16/20	[1,2]	4,100,000	4,103,368
Celgene Corp.
3.25%	08/15/22		2,278,000	2,344,116
3.63%	05/15/24		1,500,000	1,585,927
Cigna Corp.
3.20%	09/17/20		6,000,000	6,054,297
Cigna Holding Co.
4.50%	03/15/21		5,335,000	5,489,805
5.13%	06/15/20		1,725,000	1,761,153
CVS Health Corp.
4.10%	03/25/25		4,000,000	4,278,797
Elanco Animal Health, Inc.
3.91%	08/27/21		2,500,000	2,561,041
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	3,353,000	3,404,736
HCA, Inc.
5.00%	03/15/24		1,000,000	1,093,044

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Humana, Inc.
2.50%	12/15/20		$5,675,000	$5,691,347
3.15%	12/01/22		2,000,000	2,043,818
Shire Acquisitions Investments Ireland DAC (Ireland)
2.40%	09/23/21	[3]	1,000,000	1,004,929
Sutter Health, Series 13-C
2.29%	08/15/53		1,525,000	1,525,323
Tenet Healthcare Corp.
4.63%	09/01/24	[2]	3,000,000	3,089,790
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.91%	03/19/21	[1]	2,685,000	2,685,066

				86,930,252

Industrials — 1.69%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	1,070,000	1,074,276
General Electric Co. (GMTN)
2.20%	01/09/20		2,000,000	1,997,745
4.63%	01/07/21		1,030,000	1,056,100
General Electric Co. (MTN)
2.00%	02/15/21		7,000,000	6,864,893
(LIBOR USD 3-Month plus 0.38%)
2.67%	05/05/26	[1]	7,674,000	6,911,348
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[1]	2,182,000	1,590,170
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
3.30%	04/15/23	[1]	4,936,000	4,862,227
Ingersoll-Rand Co.
9.00%	08/15/21		1,100,000	1,212,795
L3Harris Technologies, Inc.
4.95%	02/15/21	[2]	1,525,000	1,569,693
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
2.82%	08/16/21	[1]	7,250,000	7,250,691

				34,389,938

Information Technology — 0.74%
Analog Devices, Inc.
2.85%	03/12/20		4,030,000	4,045,086
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20		4,750,000	4,750,268
Broadcom, Inc.
3.13%	04/15/21	[2]	2,525,000	2,549,964
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	3,550,000	3,643,864

				14,989,182

See accompanying notes to Schedule of Portfolio Investments.

91 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.25%
Metropolitan Life Global Funding I
3.38%	01/11/22	[2]	$1,550,000	$1,595,115
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[2,6]	3,550,000	3,536,687

				5,131,802

Materials — 0.39%
Georgia-Pacific LLC
2.54%	11/15/19	[2]	8,000,000	8,001,304

Real Estate Investment Trust (REIT) — 3.51%
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		7,700,000	7,779,657
Boston Properties LP
4.13%	05/15/21		1,495,000	1,529,300
Digital Realty Trust LP
2.75%	02/01/23		1,030,000	1,041,060
3.63%	10/01/22		2,430,000	2,516,615
Duke Realty LP
3.88%	02/15/21		6,385,000	6,499,668
Essex Portfolio LP
5.20%	03/15/21		1,405,000	1,454,002
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		3,240,000	3,319,315
5.38%	11/01/23		6,725,000	7,299,920
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000,000	5,166,443
Host Hotels & Resorts LP
6.00%	10/01/21		3,500,000	3,727,500
Kimco Realty Corp.
3.40%	11/01/22		4,000,000	4,137,595
National Retail Properties, Inc.
3.80%	10/15/22		4,750,000	4,942,145
Realty Income Corp.
3.25%	10/15/22		3,000,000	3,096,836
Reckson Operating Partnership LP
7.75%	03/15/20		1,650,000	1,689,590
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
3.15%	08/16/21	[1]	5,000,000	5,000,868
UDR, Inc. (MTN)
4.63%	01/10/22		5,523,000	5,777,980
VEREIT Operating Partnership LP
4.13%	06/01/21		2,325,000	2,386,687
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%	10/05/20	[2]	4,000,000	4,036,354

				71,401,535

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.94%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	$7,000,000	$7,001,186
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.00%	04/17/20	[1]	7,000,000	7,001,304
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		5,000,000	5,000,860

				19,003,350

Services — 0.37%
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	7,046,000	7,514,862

Transportation — 0.22%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		79,363	82,363
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		720,426	744,849
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		993,218	1,042,446
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
3.08%	06/01/21	[1,2]	2,135,000	2,143,178
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21		397,246	411,472

				4,424,308

Total Corporates
(Cost $678,150,255)				687,782,791

MORTGAGE-BACKED — 35.34%**
Non-Agency Commercial
Mortgage-Backed — 8.26%
BENCHMARK Mortgage Trust,
Series 2018-B4, Class A1
3.13%	07/15/51		2,923,436	2,980,342
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.93%	09/10/45	[2,6]	16,121,758	683,909
Commercial Mortgage Trust,
Series 2010-C1, Class A3
4.21%	07/10/46	[2]	12,201,181	12,286,874
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.82%	10/15/45		10,852,512	11,027,726
Commercial Mortgage Trust,
Series 2013-LC6, Class ASB
2.48%	01/10/46		8,107,079	8,163,836

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 92

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Core Industrial Trust, Series 2015-CALW,
Class A
3.04%	02/10/34	[2]	$3,529,057	$3,611,973
Core Industrial Trust, Series 2015-TEXW,
Class A
3.08%	02/10/34	[2]	4,267,736	4,364,530
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,6]	5,897,711	6,046,960
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A4
4.54%	07/10/44	[2]	7,768,038	7,989,932
Four Times Square Trust Commercial
Mortgage Pass-Through Certificates,
Series 2006-4TS, Class A
5.40%	12/13/28	[2]	5,725,295	5,954,297
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
2.20%	04/15/35	[1,2]	827,445	811,189
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20%	07/10/51		6,389,344	6,536,182
GS Mortgage Securities Trust,
Series 2010-C1, Class A2
4.59%	08/10/43	[2]	7,565,000	7,649,417
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-C2, Class A3
4.07%	11/15/43	[2]	7,360,687	7,423,235
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C5,
Class A3
4.17%	08/15/46		2,476,911	2,549,322
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class ASB
3.14%	05/15/45		8,968,877	9,109,553
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A
2.20%	09/13/31	[2]	4,565,000	4,564,730
Morgan Stanley Capital I Trust,
Series 2011-C1, Class A4
5.03%	09/15/47	[2,6]	2,638,383	2,686,201
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A4
4.12%	07/15/49		3,449,141	3,533,431
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72%	10/15/30	[2,6]	8,462,729	9,358,458
UBS Commercial Mortgage Trust,
Series 2019-C16, Class A1
2.74%	04/15/52		9,282,142	9,402,057

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A4
2.79%	12/10/45		$13,800,000	$13,997,547
Vornado DP LLC Trust, Series 2010-VNO,
Class A1
2.97%	09/13/28	[2]	2,309,482	2,315,607
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43	[2]	6,680,000	6,771,118
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A2
2.55%	06/15/48		9,714,160	9,715,145
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class A4
3.04%	03/15/45		8,050,000	8,265,678

				167,799,249

Non-Agency Mortgage-Backed — 8.80%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.24%	02/25/37	[1]	12,000,000	11,872,114
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
2.27%	12/25/35	[1]	3,525,151	3,534,021
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1998-1,
Class A5 (STEP-reset date 11/25/19)
7.15%	10/25/27		10,200	10,830
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2005-W2,
Class A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	10/25/35	[1]	1,445,906	1,449,227
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		7,958,316	8,218,307
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.23%	03/27/36	[1,2]	3,224,543	3,222,005
Banc of America Funding Trust,
Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
2.29%	07/27/36	[1,2]	3,844,680	3,794,620
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40	[2,6]	8,890,753	8,894,128

See accompanying notes to Schedule of Portfolio Investments.

93 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2008-IND2,
Class A1
(LIBOR USD 1-Month plus 1.65%)
3.67%	04/25/38	[1]	$3,693,931	$3,730,587
BCAP LLC Trust, Series 2013-RR5,
Class 2A1
3.70%	03/26/37	[2,6]	2,721,103	2,756,912
Bear Stearns ARM Trust, Series 2004-3,
Class 4A
4.54%	07/25/34	[6]	1,089,057	1,096,283
Chase Funding Trust,
Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
2.92%	02/25/32	[1]	30,777	30,714
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.54%	02/25/37	[6]	6,556,806	6,890,459
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.40%	07/25/37	[6]	1,384,997	1,409,074
Chevy Chase Mortgage Funding LLC,
Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.20%	05/25/36	[1,2]	749,286	753,950
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
3.18%	09/25/58	[1,2]	7,486,104	7,443,035
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
4.18%	02/25/34	[6]	113,558	111,805
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
3.32%	07/25/37	[1]	90,000	86,808
Conseco Finance Corp., Series 1998-2,
Class A5
6.24%	12/01/28		979	986
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32	[6]	135,126	135,590
Countrywide Asset-Backed Certificates,
Series 2005-11, Class MV2
(LIBOR USD 1-Month plus 0.49%)
2.51%	02/25/36	[1]	1,388,711	1,393,822
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.79%	08/25/34	[6]	11,913	11,757

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR1,
Class 5A1
4.35%	02/25/34	[6]	$1,744,810	$1,812,788
Credit Suisse Mortgage Capital,
Series 2014-9R, Class 8A1
(LIBOR USD 1-Month plus 0.16%)
2.31%	10/27/36	[1,2]	319,137	322,011
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month plus 0.06%)
2.08%	04/25/37	[1]	2,797,161	2,172,854
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
2.27%	03/19/45	[1]	798,240	775,143
Encore Credit Receivables Trust,
Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
2.71%	11/25/35	[1]	2,150,156	2,171,442
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
3.02%	08/25/34	[1]	718,652	720,443
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
4.05%	09/25/34	[6]	4,873	4,898
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.84%	06/25/30	[1]	158,742	132,875
GSAMP Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.29%)
2.31%	02/25/36	[1]	7,156,124	7,118,464
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
4.68%	11/25/35	[6]	373,735	373,355
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class M1
(LIBOR USD 1-Month plus 0.77%)
2.78%	07/25/35	[1]	2,237,803	2,269,729
Impac CMB Trust, Series 2005-5,
Class A1
(LIBOR USD 1-Month plus 0.64%)
2.66%	08/25/35	[1]	2,407,380	2,353,475
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.80%	12/25/34	[1]	257,327	228,566

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 94

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.82%	11/25/34	[1]	$826,092	$802,197
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		479,854	493,421
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class A2F3
(STEP-reset date 11/25/19)
3.30%	10/25/35		935,970	936,921
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.30%	03/25/47	[1]	50,000	44,312
JPMorgan Mortgage Trust, Series 2007-A1,
Class 1A1
4.48%	07/25/35	[6]	1,021,706	1,018,905
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
4.63%	07/25/35	[6]	227,123	233,181
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class AIOC
(IO)
0.55%	04/15/40	[4,5,6]	105,173,175	1,910,297
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.26%	01/25/34	[6]	6,995	7,080
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.73%	11/21/34	[6]	778,681	803,230
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
4.26%	04/25/34	[6]	126,356	127,292
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
3.63%	06/25/34	[6]	30,873	30,165
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25%	12/25/32		2,331,139	2,519,772
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50%	07/25/33		3,809,152	4,210,181
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25%	11/25/33		4,036,795	4,276,695
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50%	07/25/34		3,735,393	3,889,794
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.64%	10/25/32	[6]	205,728	213,487

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.20%	06/25/37	[1]	$10,925,823	$8,814,777
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
4.38%	08/25/34	[6]	1,060,568	1,068,586
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00%	04/25/36		1,425,352	1,167,807
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M3
(LIBOR USD 1-Month plus 0.31%)
2.33%	08/25/36	[1]	3,887,240	3,896,911
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		911,988	1,039,105
Mid-State Capital Corp., Series 2006-1,
Class A
5.79%	10/15/40	[2]	4,698,906	5,229,291
Mid-State Trust, Series 2010-W, Class A2
5.82%	02/15/36		584,724	640,469
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.95%	07/25/34	[1]	1,631,785	1,640,967
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)
2.92%	07/25/34	[1]	158,112	158,835
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.62%	08/25/35	[1]	286,406	286,421
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.30%	10/25/35	[1]	4,177,177	4,214,687
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.24%	02/25/36	[1]	8,782,963	8,636,231
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
2.99%	10/25/34	[1]	4,970,207	5,033,258
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2005-WCW2, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.77%	07/25/35	[1]	1,855,988	1,862,711

See accompanying notes to Schedule of Portfolio Investments.

95 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.67%	03/25/35	[6]	$2,086,260	$1,408,283
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50%	07/25/32		194,965	192,603
Residential Asset Mortgage Products Trust,
Series 2005-SL1, Class A5
6.50%	05/25/32		486,268	467,988
Saxon Asset Securities Trust, Series 2005-3,
Class M2
(LIBOR USD 1-Month plus 0.72%)
2.27%	11/25/35	[1]	7,254,953	7,241,472
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB1, Class AF2
(STEP-reset date 11/25/19)
3.31%	01/25/36		1,986,838	1,723,713
Structured Asset Investment Loan Trust,
Series 2005-8, Class A4
(LIBOR USD 1-Month plus 0.72%)
2.74%	10/25/35	[1]	723,945	726,225
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-WF3, Class A5
(LIBOR USD 1-Month plus 0.14%)
2.16%	09/25/36	[1]	1,563,750	1,559,342
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-26A, Class 3A5
4.28%	09/25/33	[6]	618,371	632,005
Terwin Mortgage Trust, Series 2004-7HE,
Class A1
(LIBOR USD 1-Month plus 0.55%)
2.57%	07/25/34	[1,2]	115,413	114,272
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR18, Class A
4.73%	01/25/33	[6]	98,883	103,587
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
4.40%	01/25/35	[6]	627,551	652,518
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50%	07/25/34		3,796,785	4,070,849
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.31%	10/25/45	[1]	2,281,794	2,268,936
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.35%	01/25/45	[1]	370,256	368,479

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-Q, Class 1A1
4.81%	09/25/34	[6]	$979,141	$1,012,048
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR10, Class 2A14
4.97%	06/25/35	[6]	2,946,095	2,950,319
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR9, Class 1A1
4.95%	05/25/35	[6]	83,589	86,208
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR2, Class 2A5
4.99%	03/25/36	[6]	708,743	711,111

				178,800,021

U.S. Agency Commercial
Mortgage-Backed — 8.64%
Fannie Mae, Series 2012-M2, Class A2
2.72%	02/25/22		9,736,057	9,864,262
Fannie Mae-Aces, Series 2017-M14,
Class A1
2.97%	11/25/27	[6]	12,398,052	12,890,043
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J19F,
Class A1
2.91%	02/25/22		173,510	173,813
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J22F,
Class A1
3.45%	05/25/23		7,971,899	8,213,763
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K009,
Class A2
3.81%	08/25/20		5,849,928	5,911,096
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010,
Class A2
4.33%	10/25/20	[6]	8,293,900	8,444,681
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class A1
1.98%	10/25/22		11,103,555	11,125,041
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF08,
Class A
(LIBOR USD 1-Month plus 0.30%)
2.39%	01/25/22	[1]	2,882,787	2,880,766
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF17,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	03/25/23	[1]	8,299,028	8,314,589

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 96

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF19,
Class A
(LIBOR USD 1-Month plus 0.45%)
2.54%	06/25/23	[1]	$4,656,187	$4,655,512
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF22,
Class A
(LIBOR USD 1-Month plus 0.50%)
2.59%	07/25/23	[1]	8,896,532	8,906,897
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ03,
Class A1
1.67%	01/25/21		3,047,827	3,044,673
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ11,
Class A2
2.93%	01/25/23		10,708,590	10,992,450
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ14,
Class A1
2.20%	11/25/23		3,320,694	3,350,502
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ17,
Class A1
2.40%	10/25/24		4,478,108	4,552,480
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ18,
Class A1
2.46%	03/25/22		2,241,151	2,253,959
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ24,
Class A1
2.28%	05/25/26		14,053,260	14,205,741
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS05,
Class A
(LIBOR USD 1-Month plus 0.50%)
2.59%	01/25/23	[1]	11,830,371	11,832,119
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class A2H
3.07%	01/25/46	[6]	9,486,409	9,544,879
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)
3.19%	05/25/44	[1]	3,833,511	3,836,317
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.93%	04/25/46	[6]	9,638,280	9,745,705

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
FREMF Multifamily Aggregation Risk
Transfer Trust, Series 2017-KT01,
Class A
(LIBOR USD 1-Month plus 0.32%)
2.36%	02/25/20	[1]	$8,245,000	$8,245,712
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	510,195	509,929
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[6]	1,124,102	1,127,762
Ginnie Mae, Series 2009-115, Class D
4.59%	01/16/50	[6]	4,357,242	4,491,392
NCUA Guaranteed Notes Trust,
Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.59%	03/09/21	[1]	6,420,944	6,424,092

				175,538,175

U.S. Agency Mortgage-Backed — 9.64%
Fannie Mae Pool 466973
3.85%	01/01/21		13,288,173	13,490,346
Fannie Mae Pool 468764
4.16%	07/01/21		13,090,000	13,539,096
Fannie Mae Pool 469058
3.02%	02/01/22		4,971,970	5,061,761
Fannie Mae Pool 470606
2.99%	03/01/22		6,394,226	6,515,225
Fannie Mae Pool 567002
8.00%	05/01/23		16,397	17,328
Fannie Mae Pool 735861
6.50%	09/01/33		12,300	13,621
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
4.43%	04/01/34	[1]	181,641	184,796
Fannie Mae Pool 995182
5.50%	06/01/20		392	391
Fannie Mae Pool AD0538
6.00%	05/01/24		311,778	327,129
Fannie Mae Pool AE0083
6.00%	01/01/40		1,013,880	1,167,698
Fannie Mae Pool AL0851
6.00%	10/01/40		1,198,426	1,380,233
Fannie Mae Pool AL2206
3.73%	07/01/22		6,270,715	6,486,220
Fannie Mae Pool AM4580
3.43%	10/01/23		6,739,703	7,114,610
Fannie Mae Pool AN2059
1.64%	07/01/21		8,524,472	8,487,070
Fannie Mae Pool FN0001
3.77%	12/01/20		11,223,206	11,414,976

See accompanying notes to Schedule of Portfolio Investments.

97 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1997-76,
Class FS
(LIBOR USD 1-Month plus 0.45%)
2.47%	09/17/27	[1]	$14,242	$14,000
Fannie Mae REMICS, Series 2001-60,
Class OF
(LIBOR USD 1-Month plus 0.95%)
2.97%	10/25/31	[1]	713,620	725,822
Fannie Mae REMICS, Series 2003-130,
Class HF
(LIBOR USD 1-Month plus 0.45%)
2.47%	12/25/33	[1]	150,088	150,092
Fannie Mae REMICS, Series 2003-134,
Class FC
(LIBOR USD 1-Month plus 0.60%)
2.62%	12/25/32	[1]	4,423,250	4,453,239
Fannie Mae REMICS, Series 2005-59,
Class NF
(LIBOR USD 1-Month plus 0.25%)
2.27%	05/25/35	[1]	2,187,363	2,174,436
Fannie Mae REMICS, Series 2007-61,
Class AF
(LIBOR USD 1-Month plus 0.28%)
2.30%	03/25/37	[1]	922,151	921,184
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month plus 0.47%)
2.49%	07/25/37	[1]	373,121	374,492
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		118,497	119,575
Fannie Mae REMICS, Series 2009-33,
Class FB
(LIBOR USD 1-Month plus 0.82%)
2.84%	03/25/37	[1]	2,204,416	2,236,015
Fannie Mae REMICS, Series 2009-85,
Class LF
(LIBOR USD 1-Month plus 1.20%)
3.22%	10/25/49	[1]	2,733,346	2,791,680
Fannie Mae REMICS, Series 2009-96,
Class FA
(LIBOR USD 1-Month plus 0.90%)
2.92%	11/25/49	[1]	1,978,979	2,019,352
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)
2.42%	10/25/40	[1]	1,282,056	1,284,486
Fannie Mae REMICS, Series 2010-26,
Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.21%	11/25/36	[1]	7,505,343	1,412,799

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-39,
Class FE
(LIBOR USD 1-Month plus 0.77%)
2.79%	06/25/37	[1]	$4,174,189	$4,224,169
Fannie Mae REMICS, Series 2010-43,
Class DP
5.00%	05/25/40		1,000,955	1,090,853
Fannie Mae REMICS, Series 2010-6,
Class BF
(LIBOR USD 1-Month plus 0.76%)
2.78%	02/25/40	[1]	1,519,925	1,545,574
Fannie Mae REMICS, Series 2010-95,
Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.58%	09/25/40	[1]	5,534,130	1,255,415
Fannie Mae REMICS, Series 2011-118,
Class FB
(LIBOR USD 1-Month plus 0.45%)
2.47%	11/25/41	[1]	6,229,532	6,176,142
Fannie Mae REMICS, Series 2011-71,
Class FB
(LIBOR USD 1-Month plus 0.50%)
2.52%	05/25/37	[1]	2,556,963	2,560,648
Fannie Mae REMICS, Series 2012-33,
Class F
(LIBOR USD 1-Month plus 0.52%)
2.54%	04/25/42	[1]	5,425,726	5,459,943
Fannie Mae REMICS, Series 2013-75,
Class FC
(LIBOR USD 1-Month plus 0.25%)
2.27%	07/25/42	[1]	4,600,737	4,608,628
Fannie Mae REMICS, Series G92-10,
Class Z
7.75%	01/25/22		234	242
Freddie Mac Gold Pool A45796
7.00%	01/01/33		4,327	4,714
Freddie Mac Gold Pool C46104
6.50%	09/01/29		6,405	7,144
Freddie Mac Gold Pool G13032
6.00%	09/01/22		280,529	287,912
Freddie Mac Gold Pool G13475
6.00%	01/01/24		39,364	40,553
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		413,730	455,775
Freddie Mac REMICS, Series 2454,
Class FQ
(LIBOR USD 1-Month plus 1.00%)
3.03%	06/15/31	[1]	6,662	6,835

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 98

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2733,
Class FB
(LIBOR USD 1-Month plus 0.60%)
2.63%	10/15/33	[1]	$2,981,241	$3,001,187
Freddie Mac REMICS, Series 3071,
Class TF
(LIBOR USD 1-Month plus 0.30%)
2.33%	04/15/35	[1]	2,938,396	2,930,735
Freddie Mac REMICS, Series 3084,
Class FN
(LIBOR USD 1-Month plus 0.50%)
2.53%	12/15/34	[1]	1,835,590	1,835,488
Freddie Mac REMICS, Series 3294,
Class CB
5.50%	03/15/37		220,404	249,148
Freddie Mac REMICS, Series 3300,
Class FA
(LIBOR USD 1-Month plus 0.30%)
2.33%	08/15/35	[1]	784,814	782,709
Freddie Mac REMICS, Series 3325,
Class NF
(LIBOR USD 1-Month plus 0.30%)
2.33%	08/15/35	[1]	2,023,914	2,018,487
Freddie Mac REMICS, Series 3524,
Class FC
(LIBOR USD 1-Month plus 0.94%)
2.97%	06/15/38	[1]	431,638	436,194
Freddie Mac REMICS, Series 3531,
Class FM
(LIBOR USD 1-Month plus 0.90%)
2.93%	05/15/39	[1]	388,406	394,393
Freddie Mac REMICS, Series 3672,
Class A
6.00%	05/15/40		144,544	158,655
Freddie Mac REMICS, Series 3792,
Class DF
(LIBOR USD 1-Month plus 0.40%)
2.43%	11/15/40	[1]	383,712	381,168
Freddie Mac REMICS, Series 4060,
Class FJ
(LIBOR USD 1-Month plus 0.35%)
2.38%	02/15/41	[1]	5,549,854	5,530,408
Freddie Mac REMICS, Series 4109,
Class KF
(LIBOR USD 1-Month plus 0.40%)
2.43%	05/15/32	[1]	889,642	890,132
Freddie Mac Strips, Series 240,
Class F30
(LIBOR USD 1-Month plus 0.30%)
2.33%	07/15/36	[1]	2,235,920	2,224,690

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips, Series 263,
Class F5
(LIBOR USD 1-Month plus 0.50%)
2.53%	06/15/42	[1]	$3,393,313	$3,403,321
Freddie Mac Strips, Series 319,
Class F2
(LIBOR USD 1-Month plus 0.50%)
2.53%	11/15/43	[1]	14,877,104	14,885,033
Ginnie Mae II Pool (TBA)
4.50%	10/20/44		9,925,000	10,390,234
Ginnie Mae II Pool 1849
8.50%	08/20/24		261	263
Ginnie Mae II Pool 2020
8.50%	06/20/25		437	473
Ginnie Mae II Pool 2286
8.50%	09/20/26		710	773
Ginnie Mae II Pool 2487
8.50%	09/20/27		6,815	7,452
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	04/20/27	[1]	14,825	15,326
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
4.00%	03/20/32	[1]	23,660	23,652
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/32	[1]	8,967	9,338
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/34	[1]	311,241	321,462
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.00%)
4.50%	01/20/35	[1]	10,039	10,155
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
4.00%	02/20/25	[1]	12,426	12,524
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
2.33%	02/16/33	[1]	845,708	844,829
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.76%	05/20/37	[1]	4,702,581	614,909

See accompanying notes to Schedule of Portfolio Investments.

99 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.34%	07/20/38	[1]	$516,109	$516,432
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		2,213,809	2,186,062
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.45%	10/07/20	[1]	7,256,636	7,263,137
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.62%	12/08/20	[1]	6,884,062	6,919,100
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.62%	12/08/20	[1]	3,136,113	3,141,021
NCUA Guaranteed Notes Trust,
Series 2011-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.51%	01/08/20	[1]	1,848,892	1,849,195
NCUA Guaranteed Notes Trust,
Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.45%	03/11/20	[1]	1,130,175	1,130,304

				195,980,608

Total Mortgage-Backed
(Cost $710,646,388)				718,118,053

U.S. TREASURY SECURITIES — 21.85%
U.S. Treasury Notes — 21.85%
U.S. Treasury Floating Rate Notes
1.91%	07/31/21	[1]	10,000,000	9,998,092
U.S. Treasury Notes
1.50%	08/31/21		147,351,000	146,939,449
1.50%	09/30/21		248,305,000	247,741,236
1.50%	09/15/22		13,515,000	13,490,979
1.63%	06/30/21		25,265,000	25,239,532
1.75%	07/31/24		510,000	514,681

Total U.S. Treasury Securities
(Cost $443,848,287)				443,923,969

Total Bonds – 99.22%
(Cost $1,998,159,150)				2,015,998,565

Issues		Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings
LLC[2,4,5,7]		106,501	$479,255

Total Common Stock
(Cost $6,078,660)

Purchased Swaptions – 0.00%
(Cost $939,000)			1,776

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 3.06%
Money Market Funds — 2.88%
Dreyfus Government Cash Management
Fund
1.95%[8]		58,429,000	58,429,000

U.S. Treasury Bills — 0.18%
U.S. Treasury Bills
1.89%[9,10]	12/26/19	$3,693,000	3,677,297

Total Short-Term Investments
(Cost $62,105,370)			62,106,297

Total Investments Before Written
Swaptions – 102.30%
(Cost $2,067,282,180)			2,078,585,893

Written Swaptions – 0.00%
(Cost $(540,000))			(960)

Liabilities in Excess of Other
Assets – (2.30)%			(46,645,880)

Net Assets – 100.00%			$2,031,939,053

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 100

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,212,380, which is 0.16% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Non-income producing security.

[8]	Represents the current yield as of September 30, 2019.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $3,677,120.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	2,897	12/31/19	$624,303,500	$(1,511,449)	$(1,511,449)
U.S. Treasury Five Year Note	421	12/31/19	50,161,492	(187,536)	(187,536)

			674,464,992	(1,698,985)	(1,698,985)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	338	12/06/19	(49,985,500)	367,940	367,940

TOTAL FUTURES CONTRACTS			$624,479,492	$(1,331,045)	$(1,331,045)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year
Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$300,000	$1,776	$939,000	$(937,224)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year
Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$300,000	$(960)	$(540,000)	$539,040

See accompanying notes to Schedule of Portfolio Investments.

101 / Semi-Annual Report September 2019

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate					3-month
Swap[1]	Call	04/11/22	2.26%	Semi-annually	USD LIBOR	Quarterly	$120,225	$1,859,280	$—	$1,859,280
Interest Rate					3-month
Swap[1]	Call	05/08/22	2.28%	Semi-annually	USD LIBOR	Quarterly	44,495	715,075	—	715,075
Interest Rate			3 month
Swap[1]	Call	04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	49,425	(2,084,702)	—	(2,084,702)
Interest Rate			3 month
Swap[1]	Call	05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	18,225	(798,680)	—	(798,680)

TOTAL SWAPS CONTRACTS							$232,370	$(309,027)	$ —	$(309,027)

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 102

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 93.03%
ASSET-BACKED SECURITIES — 13.58%**
Atrium XII, Series 12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
3.11%	04/22/27	[1,2,3]	$165,000	$164,736
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	01/20/28	[1,2,3]	250,000	250,029
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/20/29	[1,2,3]	250,000	250,001
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.57%	01/25/35	[2,3]	146,222	145,645
BlueMountain CLO Ltd., Series 2013-1A,
Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.51%	01/20/29	[1,2,3]	175,000	175,133
Cedar Funding II CLO Ltd., Series 2013-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.33%	06/09/30	[1,2,3]	250,000	250,108
Conseco Finance Corp., Series 1998-3,
Class A6
6.76%	03/01/30	[4]	144,459	148,952
Corevest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35%	03/15/52	[3,4]	587,632	55,906
Crystal River CDO, Series 2005-1A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68%	03/02/46	[1,2,3,5,6]	419,900	38,413
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.98%	11/15/28	[1,2,3]	250,000	249,817
Eaton Vance CLO Ltd., Series 2013-1A,
Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.38%	01/15/28	[1,2,3]	85,000	85,043
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.82%	04/26/32	[2,3]	645,000	640,707
Flagship CLO VIII Ltd., Series 2014-8A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.17%	01/16/26	[1,2,3]	88,022	88,026

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[1,3]	$147,417	$148,526
Higher Education Funding I, Series 2014-1,
Class A
(LIBOR USD 3-Month plus 1.05%)
3.18%	05/25/34	[2,3]	454,562	456,755
LCM XX LP, Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.32%	10/20/27	[1,2,3]	200,000	200,108
Magnetite VII Ltd., Series 2012-7A,
Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.10%	01/15/28	[1,2,3]	250,000	249,611
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
2.97%	11/25/48	[2,3]	500,000	490,704
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
2.92%	06/25/54	[2,3]	290,000	284,960
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.15%	01/15/28	[1,2,3]	250,000	249,874
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	10/20/26	[1,2,3]	240,000	240,000
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,5,6,†	338,214	74,407
Scholar Funding Trust, Series 2012-B,
Class A2
(LIBOR USD 1-Month plus 1.10%)
3.14%	03/28/46	[2,3]	729,731	735,102
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
2.45%	08/15/31	[2]	178,998	163,347
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
2.75%	07/25/39	[2]	344,067	327,134
SLM Student Loan Trust, Series 2004-3A,
Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.83%	10/25/64	[2,3]	270,000	265,963

See accompanying notes to Schedule of Portfolio Investments.

103 / Semi-Annual Report September 2019

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-9,
Class B
(LIBOR USD 3-Month plus 0.30%)
2.58%	01/25/41	[2]	$262,814	$247,592
SLM Student Loan Trust, Series 2007-7,
Class B
(LIBOR USD 3-Month plus 0.75%)
3.03%	10/27/70	[2]	215,000	201,959
SLM Student Loan Trust, Series 2008-1,
Class A4
(LIBOR USD 3-Month plus 0.65%)
2.93%	01/25/22	[2]	199,424	197,512
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
4.16%	01/25/83	[2]	340,000	325,450
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.48%	04/26/83	[2]	340,000	327,808
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	04/25/73	[2]	340,000	338,634
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/25/73	[2]	235,000	237,233
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[2]	340,000	338,635
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[2]	340,000	338,791
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/75	[2]	340,000	342,502
SLM Student Loan Trust, Series 2011-1,
Class A2
(LIBOR USD 1-Month plus 1.15%)
3.17%	10/25/34	[2]	310,000	313,795
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	3,†	316,724	375,293
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[3]	325,590	388,329

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Treman Park CLO Ltd., Series 2015-1A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.35%	10/20/28	[1,2,3]	$450,000	$450,540
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.45%	04/25/40	[2,3]	289,892	279,684

Total Asset-Backed Securities
(Cost $11,586,441)				11,132,764

CORPORATES — 35.25%*
Banking — 3.89%
Bank of America Corp.
2.74%	01/23/22	[4]	270,000	271,583
3.00%	12/20/23	[4]	476,000	486,376
Bank of America Corp. (MTN)
3.56%	04/23/27	[4]	440,000	464,465
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[4]	250,000	253,046
JPMorgan Chase & Co.
3.56%	04/23/24	[4]	250,000	260,836
Lloyds Banking Group PLC
(United Kingdom)
2.86%	03/17/23	[1,4]	200,000	200,697
2.91%	11/07/23	[1,4]	200,000	200,762
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[1]	165,000	165,557
3.37%	01/05/24	[1,4]	200,000	203,182
4.80%	11/15/24	[1,4]	75,000	80,387
Wells Fargo & Co.
3.00%	04/22/26		145,000	148,772
3.00%	10/23/26		250,000	256,975
(LIBOR USD 3-Month plus 1.23%)
3.49%	10/31/23	[2]	150,000	152,676
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	45,000	44,882

				3,190,196

Communications — 3.85%
AT&T, Inc.
3.88%	01/15/26		200,000	212,346
4.80%	06/15/44		350,000	388,085
5.25%	03/01/37		265,000	311,700
CBS Corp.
3.38%	02/15/28		150,000	153,041
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.38%	06/01/29	[3]	80,000	85,400

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 104

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CSC Holdings LLC
6.50%	02/01/29	[3]	$117,000	$130,262
Discovery Communications LLC
2.80%	06/15/20		150,000	150,530
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	145,000	135,995
9.75%	07/15/25	[1,3]	71,000	74,515
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	70,000	94,654
Level 3 Financing, Inc.
4.63%	09/15/27	[3]	40,000	40,462
5.38%	01/15/24		40,000	40,844
5.38%	05/01/25		16,000	16,580
Qwest Corp.
7.25%	09/15/25		70,000	78,837
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	200,000	207,971
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	75,000	76,148
Sprint Communications, Inc.
7.00%	03/01/20	[3]	30,000	30,563
Sprint Corp.
7.63%	03/01/26		15,000	16,594
7.88%	09/15/23		32,000	35,200
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	100,000	100,625
4.74%	03/20/25	[3]	200,000	213,102
Time Warner Cable LLC
5.50%	09/01/41		230,000	248,142
T-Mobile USA, Inc.
4.50%	02/01/26		45,000	46,319
4.75%	02/01/28		45,000	47,114
6.00%	04/15/24		108,000	112,320
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	[1]	48,000	53,665
5.25%	05/30/48	[1]	50,000	58,048

				3,159,062

Consumer Discretionary — 0.95%
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		145,000	160,049
Bacardi Ltd. (Bermuda)
5.30%	05/15/48	[1,3]	100,000	114,750
BAT Capital Corp.
4.54%	08/15/47		75,000	72,068
4.76%	09/06/49		155,000	152,788
Reynolds American, Inc.
5.85%	08/15/45		100,000	110,825

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
5.80%	07/15/21	[2,3]	$165,000	$165,619

				776,099

Electric — 2.43%
Duke Energy Carolinas LLC
3.75%	06/01/45		355,000	381,202
Entergy Texas, Inc.
3.45%	12/01/27		150,000	156,119
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.77%	05/04/21	[2]	485,000	485,889
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	404,896
Puget Energy, Inc.
6.00%	09/01/21		250,000	266,015
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	301,041

				1,995,162

Energy — 4.22%
Antero Resources Corp.
5.00%	03/01/25		149,000	121,951
5.13%	12/01/22		35,000	30,931
Cheniere Energy Partners LP
5.25%	10/01/25		45,000	46,856
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	10,000	10,077
Energy Transfer Operating LP
5.50%	06/01/27		3,000	3,399
5.88%	01/15/24		70,000	77,948
EQM Midstream Partners LP
4.13%	12/01/26		350,000	325,663
Gulfport Energy Corp.
6.38%	05/15/25		13,000	9,295
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.38%	04/24/30	[1]	200,000	225,225
Matador Resources Co.
5.88%	09/15/26		15,000	15,075
NiSource, Inc.
2.65%	11/17/22		150,000	152,007
Occidental Petroleum Corp.
3.50%	08/15/29		33,000	33,496
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	10,000	10,197
5.38%	01/15/25	[3]	35,000	35,613

See accompanying notes to Schedule of Portfolio Investments.

105 / Semi-Annual Report September 2019

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Peru LNG SRL, Series REGS (Peru)
5.38%	03/22/30	[1]	$200,000	$208,500
Petroleos Mexicanos (Mexico)
6.50%	01/23/29	[1]	230,000	233,910
6.63%	06/15/35	[1]	100,000	98,225
6.75%	09/21/47	[1]	50,000	47,920
7.69%	01/23/50	[1,3]	85,000	88,689
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		125,000	133,657
Range Resources Corp.
4.88%	05/15/25		103,000	85,490
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	142,000	144,307
Ruby Pipeline LLC
6.00%	04/01/22	[3]	157,576	163,879
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	514,324
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		174,000	190,139
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29	[3]	39,000	42,708
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	150,000	151,270
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		35,000	33,863
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	36,490	37,220
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	87,000	90,915
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	14,250	14,535
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		27,000	28,147
6.88%	09/01/27	[3]	22,000	22,825
WPX Energy, Inc.
5.75%	06/01/26		30,000	30,863

				3,459,119

Finance — 3.39%
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13%	10/01/23	[1,3]	56,000	59,556
Citigroup, Inc.
3.67%	07/24/28	[4]	60,000	63,596

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22	[2,3]	$210,000	$211,158
Ford Motor Credit Co. LLC
3.16%	08/04/20		275,000	275,949
3.20%	01/15/21		175,000	175,427
8.13%	01/15/20		300,000	304,463
(LIBOR USD 3-Month plus 1.27%)
3.37%	03/28/22	[2]	115,000	113,465
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[1]	275,000	274,312
4.42%	11/15/35	[1]	130,000	136,276
General Motors Financial Co., Inc.
3.55%	04/09/21		95,000	96,411
4.20%	11/06/21		175,000	180,408
Goldman Sachs Group, Inc. (The)
3.81%	04/23/29	[4]	145,000	154,072
4.22%	05/01/29	[4]	45,000	49,134
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.21%	07/22/22	[2]	500,000	503,919
Nationwide Building Society
(United Kingdom)
3.77%	03/08/24	[1,3,4]	85,000	87,329
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50%	02/15/24	[1,3]	85,000	91,940

				2,777,415

Food — 1.35%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20	[2]	140,000	140,025
Kraft Heinz Foods Co.
3.00%	06/01/26		30,000	29,707
3.75%	04/01/30	[3]	190,000	191,936
4.88%	10/01/49	[3]	80,000	80,906
5.00%	06/04/42		439,000	453,495
5.20%	07/15/45		25,000	26,396
7.13%	08/01/39	[3]	35,000	44,204
Kroger Co. (The)
5.40%	01/15/49		46,000	54,393
Post Holdings, Inc.
5.50%	12/15/29	[3]	80,000	83,700

				1,104,762

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 106

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming — 0.16%
Churchill Downs, Inc.
4.75%	01/15/28	[3]	$125,000	$128,750

Health Care — 5.79%
AbbVie, Inc.
3.60%	05/14/25		100,000	104,090
4.45%	05/14/46		61,000	63,374
4.50%	05/14/35		50,000	53,667
Allergan Finance LLC
3.25%	10/01/22		150,000	153,316
Amgen, Inc.
4.40%	05/01/45		200,000	226,374
Anthem, Inc.
3.65%	12/01/27		145,000	152,347
Bausch Health Americas, Inc.
9.25%	04/01/26	[3]	7,000	7,980
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[1,3]	110,000	115,881
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	290,000	312,840
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	200,000	199,999
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
2.98%	12/29/20	[2]	187,000	187,066
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	75,000	77,531
Celgene Corp.
5.00%	08/15/45		320,000	399,935
Centene Corp.
5.38%	06/01/26	[3]	77,000	80,465
5.63%	02/15/21		43,000	43,633
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[3]	18,000	18,045
8.63%	01/15/24	[3]	14,000	14,560
Cigna Corp.
4.13%	11/15/25		375,000	403,168
CVS Health Corp.
5.05%	03/25/48		390,000	443,319
Elanco Animal Health, Inc.
4.90%	08/28/28		160,000	174,808
Encompass Health Corp.
4.75%	02/01/30		119,000	120,535
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	400,000	406,172
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	150,000	153,171

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
4.13%	06/15/29		$85,000	$89,569
4.75%	05/01/23		30,000	32,137
5.25%	04/15/25		12,000	13,363
5.25%	06/15/49		35,000	38,328
Hologic, Inc.
4.63%	02/01/28	[3]	55,000	56,856
Humana, Inc.
2.90%	12/15/22		195,000	197,746
Molina Healthcare, Inc.
5.38%	11/15/22		83,000	88,395
Teleflex, Inc.
4.63%	11/15/27		10,000	10,425
Tenet Healthcare Corp.
4.63%	07/15/24		46,000	47,448
4.88%	01/01/26	[3]	67,000	68,843
5.13%	11/01/27	[3]	142,000	146,913
WellCare Health Plans, Inc.
5.25%	04/01/25		40,000	41,800

				4,744,099

Industrials — 2.39%
Amcor Finance USA, Inc.
4.50%	05/15/28	[3]	145,000	158,152
BAE Systems Holdings, Inc.
2.85%	12/15/20	[3]	200,000	200,799
Ball Corp.
4.00%	11/15/23		30,000	31,500
Berry Global, Inc.
4.88%	07/15/26	[3]	19,000	19,687
Crown Americas LLC/Crown Americas
Capital Corp. V
4.25%	09/30/26		21,000	21,814
General Electric Co. (GMTN)
4.63%	01/07/21		100,000	102,534
5.50%	01/08/20		160,000	161,260
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[2]	600,000	437,260
General Electric Co., Series A (MTN)
6.75%	03/15/32		110,000	138,432
Graphic Packaging International LLC
4.75%	07/15/27	[3]	40,000	42,200
4.88%	11/15/22		55,000	57,613
L3Harris Technologies, Inc.
4.40%	06/15/28	[3]	145,000	163,759
Matthews International Corp.
5.25%	12/01/25	[3]	30,000	28,500

See accompanying notes to Schedule of Portfolio Investments.

107 / Semi-Annual Report September 2019

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	$15,000	$15,131
Sealed Air Corp.
5.50%	09/15/25	[3]	70,000	75,600
Silgan Holdings, Inc.
4.75%	03/15/25		60,000	61,650
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[1,3]	55,000	51,906
WRKCo, Inc.
4.65%	03/15/26		175,000	192,263

				1,960,060

Information Technology — 0.51%
Broadcom, Inc.
3.13%	04/15/21	[3]	290,000	292,867
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[3]	41,000	41,615
SS&C Technologies, Inc.
5.50%	09/30/27	[3]	80,000	83,752

				418,234

Insurance — 1.09%
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	400,000	497,000
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[3,4]	400,000	398,500

				895,500

Materials — 0.35%
Indonesia Asahan Aluminum Persero PT
(Indonesia)
6.53%	11/15/28	[1,3]	200,000	245,125
International Flavors & Fragrances, Inc.
5.00%	09/26/48		40,000	45,721

				290,846

Real Estate Investment Trust (REIT) — 2.38%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		200,000	209,331
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		125,000	126,293
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		60,000	60,571
5.30%	01/15/29		65,000	71,887
5.38%	04/15/26		205,000	225,984
HCP, Inc.
3.88%	08/15/24		325,000	346,789

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Realty Corp.
4.50%	12/01/22		$200,000	$210,663
Ventas Realty LP
4.40%	01/15/29		250,000	277,028
Welltower, Inc.
3.75%	03/15/23		400,000	419,027

				1,947,573

Retail — 1.14%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[1,3]	45,000	45,317
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.00%	04/17/20	[2]	250,000	250,047
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25	[1,3]	85,000	83,300
Rite Aid Corp.
6.13%	04/01/23	[3]	173,000	137,898
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		400,000	422,036

				938,598

Services — 0.28%
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	7,000	7,389
4.75%	08/01/28	[1]	35,000	39,077
5.00%	11/01/22	[1,3]	170,000	181,312

				227,778

Transportation — 1.08%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90%	04/19/22		453,119	469,047
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		290,604	307,587
Union Pacific Corp.
3.95%	09/10/28		100,000	110,691

				887,325

Total Corporates
(Cost $27,836,091)				28,900,578

FOREIGN GOVERNMENT OBLIGATIONS — 1.07%
Foreign Government Obligations — 1.07%
Bahrain Government International Bond,
Series REGS (Bahrain)
7.00%	10/12/28	[1]	200,000	224,808
Brazilian Government International Bond
(Brazil)
4.63%	01/13/28	[1]	200,000	212,852

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 108

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations
(continued)
Qatar Government International Bond
(Qatar)
4.50%	04/23/28	[1]	$200,000	$228,420
Republic of South Africa Government
International Bond (South Africa)
4.88%	04/14/26	[1]	200,000	206,942

Total Foreign Government Obligations
(Cost $794,744)				873,022

MORTGAGE-BACKED — 42.32%**
Non-Agency Commercial
Mortgage-Backed — 4.28%
1345 Avenue of the Americas & Park Avenue
Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[3]	150,000	166,883
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38	[3,4]	140,000	158,294
Banc of America Merrill Lynch Trust,
Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	100,000	103,077
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39	[3]	210,000	236,357
CGRBS Commercial Mortgage Trust,
Series 2013-VN05, Class A
3.37%	03/13/35	[3]	80,000	83,817
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.93%	09/10/45	[3,4]	1,503,664	63,788
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.77%	04/15/47	[3,4]	1,606,768	9,241
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.83%	07/10/38	[4]	172,953	174,131
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.67%	12/10/45	[4]	4,298,233	180,776
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.32%	10/10/46	[4]	1,910,974	72,975
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.93%	11/10/46	[4]	1,550,359	43,669
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.04%	09/10/47	[4,5,6]	2,219,723	74,180
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Class AJ
5.75%	01/15/49	[4]	7,729	7,748

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Credit Suisse Mortgage Capital,
Series 2015-GLPB, Class A
3.64%	11/15/34	[3]	$296,817	$314,826
GS Mortgage Securities Trust,
Series 2012-GC6, Class XB (IO)
0.26%	01/10/45	[3,4]	5,749,132	29,833
GS Mortgage Securities Trust,
Series 2013-GC12, Class XA (IO)
1.56%	06/10/46	[4]	7,431,765	298,605
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[3]	165,000	176,508
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C15, Class XA (IO)
1.24%	11/15/45	[4]	2,873,350	104,750
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C21, Class XA (IO)
1.16%	08/15/47	[4]	565,654	21,723
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class XA (IO)
1.08%	11/15/47	[4]	2,772,189	89,653
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-LC9,
Class XA (IO)
1.66%	12/15/47	[4]	2,472,299	95,789
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13,
Class XA (IO)
0.24%	01/15/46	[4]	7,086,636	31,754
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.40%	04/15/46	[4]	1,517,261	57,624
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-BCON,
Class A
3.73%	01/05/31	[3]	95,000	99,375
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[3]	80,000	86,357
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[3,4]	120,000	132,929
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.24%	05/10/45	[3,4]	1,715,577	73,079
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.49%	03/15/44	[3,4]	19,119,609	318,206
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.88%	11/15/44	[3,4]	3,444,267	91,273

See accompanying notes to Schedule of Portfolio Investments.

109 / Semi-Annual Report September 2019

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.06%	11/15/45	[3,4]	$978,827	$47,062
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.87%	06/15/46	[4]	3,084,510	66,564

				3,510,846

Non-Agency Mortgage-Backed — 25.51%
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.17%	06/25/36	[2]	1,389,485	1,133,483
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50%	03/25/36		309,774	296,713
BCAP LLC Trust, Series 2011-RR3,
Class 5A3
3.63%	11/27/37	[3,4]	124,782	125,214
Bear Stearns ALT-A Trust, Series 2005-1,
Class A1
(LIBOR USD 1-Month plus 0.56%)
2.58%	01/25/35	[2]	34,968	35,037
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.54%	02/25/37	[4]	98,740	103,765
Conseco Finance Corp., Series 1996-7,
Class M1
7.70%	09/15/26	[4]	200,576	212,009
Conseco Finance Corp., Series 1998-4,
Class A6
6.53%	04/01/30	[4]	205,212	213,734
Conseco Finance Corp., Series 1998-4,
Class A7
6.87%	04/01/30	[4]	101,614	106,296
Conseco Finance Corp., Series 1999-5,
Class A5
7.86%	03/01/30	[4]	77,547	54,828
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF1
8.00%	06/15/32	[4]	123,647	124,324
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	376,706	386,438
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32	[4]	16,728	16,786
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2B
(STEP-reset date 11/25/19)
4.00%	02/25/37		1,022,141	816,734

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 11/25/19)
4.00%	02/25/37		$337,518	$269,660
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB3, Class A3
(STEP-reset date 11/25/19)
3.78%	03/25/37		1,026,474	570,699
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.13%	12/25/37	[2]	472,881	443,678
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.24%	01/25/38	[2]	2,170,142	1,564,419
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.12%	03/25/37	[2]	720,909	468,509
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
4.18%	04/19/36	[4]	316,781	298,884
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A7
0.00%	01/25/47	8,†	2,140,000	—
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.36%	05/25/37	[4]	412,095	375,582
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00%	09/25/37		340,540	314,308
Impac CMB Trust, Series 2004-4,
Class 1A2
(LIBOR USD 1-Month plus 0.62%)
2.64%	09/25/34	[2]	236,587	231,014
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.74%	12/25/35	[4]	371,301	352,822
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)
2.21%	04/25/37	[2]	1,636,563	1,551,795
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3
6.61%	02/25/28		134,515	135,918
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A4
6.75%	02/25/28		56,627	57,296

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 110

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		$81,940	$84,257
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A5
6.96%	09/25/28	[4]	197,504	205,488
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6
(STEP-reset date 11/25/19)
4.21%	03/25/47		834,208	683,999
JPMorgan Mortgage Trust, Series 2006-S2,
Class 2A2
5.88%	06/25/21		132,319	124,945
JPMorgan Mortgage Trust, Series 2007-S1,
Class 1A2
5.50%	03/25/22		47,922	46,845
Lehman XS Trust, Series 2006-13,
Class 1A2
(LIBOR USD 1-Month plus 0.34%)
2.36%	09/25/36	[2]	65,749	66,847
Lehman XS Trust, Series 2006-9,
Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.18%	05/25/46	[2]	12,138	14,160
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.30%	05/25/37	[2]	1,810,500	1,593,170
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.35%	04/25/37	[2,5,6]	1,696,107	145,335
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
3.18%	08/25/35	[2]	709,726	691,339
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		535,289	609,900
Mid-State Capital Corp., Series 2004-1,
Class M1
6.50%	08/15/37		370,210	391,147
Mid-State Capital Corp., Series 2005-1,
Class A
5.75%	01/15/40		160,811	175,903
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		8,913	10,174
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
4.01%	09/25/34	[4]	253,812	251,498

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36	[4]	$2,365,013	$966,704
Oakwood Mortgage Investors, Inc.,
Series 1998-A, Class M
6.83%	05/15/28	[4]	154,559	158,744
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99%	12/15/26		262,062	268,657
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3
5.90%	09/15/22	[4]	795,409	612,636
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03%	05/15/24	[4]	282,542	291,768
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.67%	03/25/35	[4]	267,560	180,611
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.26%	12/25/36	[2,3]	1,454,515	965,143
Specialty Underwriting & Residential Finance
Trust, Series 2006-AB3, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.17%	09/25/37	[2]	563,173	340,224
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
4.16%	09/25/34	[4]	311,417	311,574
Terwin Mortgage Trust, Series 2004-7HE,
Class A1
(LIBOR USD 1-Month plus 0.55%)
2.57%	07/25/34	[2,3]	98,925	97,947
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
2.60%	07/25/45	[2]	76,093	75,923
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.34%	03/25/37	[2]	1,500,000	1,286,602

				20,911,485

U.S. Agency Commercial
Mortgage-Backed — 6.03%
Fannie Mae-Aces, Series 2006-M2,
Class A2A
5.27%	10/25/32	[4]	312,870	320,614
Fannie Mae-Aces, Series 2011-M5,
Class X (IO)
1.21%	07/25/21	[4]	3,376,487	50,435

See accompanying notes to Schedule of Portfolio Investments.

111 / Semi-Annual Report September 2019

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2012-M13,
Class X2 (IO)
0.74%	05/25/22	[4]	$18,636,681	$250,694
Fannie Mae-Aces, Series 2012-M14,
Class X2 (IO)
0.48%	09/25/22	[4]	4,320,397	42,772
Fannie Mae-Aces, Series 2013-M6,
Class 1A1
1.30%	02/25/43		428,867	426,000
Fannie Mae-Aces, Series 2016-M11,
Class AL
2.94%	07/25/39		284,537	296,970
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.71%	07/25/39	[4]	1,629,622	57,620
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class X3 (IO)
2.03%	07/25/40	[4]	1,150,000	58,814
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K022,
Class X3 (IO)
1.87%	08/25/40	[4]	850,000	41,763
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K034,
Class X1 (IO)
0.24%	07/25/23	[4]	6,490,089	26,777
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K093,
Class XAM (IO)
1.33%	05/25/29	[4]	945,000	97,961
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K712,
Class X1 (IO)
1.37%	11/25/19	[4]	1,889,784	156
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K714,
Class X1 (IO)
0.79%	10/25/20	[4]	10,572,862	49,957
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K732,
Class X3 (IO)
2.25%	05/25/46	[4]	700,000	78,102
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K734,
Class X1 (IO)
0.79%	02/25/26	[4]	2,249,206	81,734
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K736,
Class X1 (IO)
1.31%	07/25/26	[4]	1,350,000	101,395

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K736,
Class XAM (IO)
1.71%	07/25/26	[4]	$1,150,000	$121,297
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KAIV,
Class X2 (IO)
3.61%	06/25/41	[4]	1,220,000	67,600
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KIR1,
Class X (IO)
1.21%	03/25/26	[4]	1,367,619	80,465
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class A2H
3.07%	01/25/46	[4]	415,810	418,373
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q006,
Class APT1
2.62%	07/25/26	[4]	442,542	455,172
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.93%	04/25/46	[4]	385,908	390,209
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT2
2.95%	12/25/47	[4]	199,730	202,505
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class XPT2 (IO)
0.36%	08/25/24		6,132,811	76,991
FREMF Mortgage Trust, Series 2012-K23,
Class X2A (IO)
0.13%	10/25/45	[3]	62,847,379	194,538
Ginnie Mae, Series 2007-15, Class Z
4.30%	03/16/47	[4]	394,553	407,109
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[4]	181,961	186,620
Ginnie Mae, Series 2009-114, Class IO (IO)
0.07%	10/16/49	[4]	7,467,809	448
Ginnie Mae, Series 2014-103, Class IO (IO)
0.58%	05/16/55	[4]	2,394,048	67,680
Ginnie Mae, Series 2014-125, Class IO (IO)
0.96%	11/16/54	[4]	2,401,344	141,336
Ginnie Mae, Series 2014-88, Class IE (IO)
0.32%	03/16/55	[4]	3,428,741	78,023
Ginnie Mae, Series 2015-47, Class IO (IO)
0.85%	10/16/56	[4]	1,300,700	70,070

				4,940,200

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 112

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 6.50%
Fannie Mae Pool 463408
5.25%	08/01/24		$257,188	$287,068
Fannie Mae Pool 874941
6.32%	11/01/37		490,035	545,134
Fannie Mae Pool AN3542
3.41%	11/01/46		381,317	394,478
Fannie Mae Pool AN6168
3.13%	07/01/32		200,000	214,567
Fannie Mae Pool AN7345
3.21%	11/01/37		454,963	489,474
Fannie Mae Pool AN9420
3.77%	07/01/43		243,471	281,560
Fannie Mae Pool AN9619
3.77%	06/01/33		285,000	327,692
Fannie Mae Pool BL0242
3.82%	11/01/30		250,000	285,841
Fannie Mae REMICS, Series 1993-80,
Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.41%	05/25/23	[2]	1,226	1,351
Fannie Mae REMICS, Series 2000-45,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
5.91%	12/18/30	[2]	188,391	21,107
Fannie Mae REMICS, Series 2001-42,
Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[2]	466	529
Fannie Mae REMICS, Series 2003-124,
Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[2]	5,735	6,724
Fannie Mae REMICS, Series 2005-92,
Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.08%	10/25/25	[2]	943,609	84,749
Fannie Mae REMICS, Series 2006-125,
Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.18%	01/25/37	[2]	1,029,349	229,881
Fannie Mae REMICS, Series 2008-50,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.03%	11/25/36	[2]	1,194,704	198,396
Fannie Mae REMICS, Series 2010-43,
Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.40%	05/25/40	[2]	1,044,360	209,656

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac Gold Pool WA3303
3.83%	05/01/35		$445,890	$518,599
Freddie Mac REMICS, Series 1602,
Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[2]	11,583	12,413
Freddie Mac REMICS, Series 1673,
Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus 19.39%, 18.31% Cap)
15.51%	02/15/24	[2]	62,076	73,361
Freddie Mac REMICS, Series 2642,
Class BW (IO)
5.00%	06/15/23		367	1
Freddie Mac REMICS, Series 2990,
Class ND
(-2.54 X LIBOR USD 1-Month plus 16.89%, 16.89% Cap)
11.74%	12/15/34	[2]	2,230	2,251
Freddie Mac REMICS, Series 3242,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.32%	11/15/36	[2]	3,332,467	631,545
Freddie Mac REMICS, Series 3247,
Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 6.65% Cap)
0.15%	08/15/36	[2]	13,944,570	79,483
Freddie Mac REMICS, Series 3260,
Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
4.35%	01/15/37	[2]	2,182,572	337,827
Freddie Mac REMICS, Series 3289,
Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
4.09%	03/15/37	[2]	737,542	52,556
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
10.21%	11/26/23	[2]	40,532	45,526

				5,331,769

Total Mortgage-Backed
(Cost $36,498,337)				34,694,300

MUNICIPAL BONDS — 0.81%*
California — 0.37%
State of California, Taxable, Miscellaneous
Revenue Bonds, General Obligations,
Series B
2.19%	04/01/47		300,000	299,997

See accompanying notes to Schedule of Portfolio Investments.

113 / Semi-Annual Report September 2019

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.44%
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Build America Bonds, Public Improvements
5.81%	08/01/30	$350,000	$361,133

Total Municipal Bonds
(Cost $659,458)			661,130

Total Bonds – 93.03%
(Cost $77,375,071)			76,261,794

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 6.06%
Money Market Funds — 3.42%
Dreyfus Government Cash Management
Fund
1.95%[9]		862,000	862,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.97%[9]		1,941,000	1,941,000

			2,803,000

U.S. Treasury Bills — 2.64%
U.S. Treasury Bills
1.89%[10,11]	12/26/19	$172,000	171,269
2.40%[11]	10/24/19	1,000,000	998,858
2.41%[11]	10/10/19	1,000,000	999,559

			2,169,686

Total Short-Term Investments
(Cost $4,972,115)			4,972,686

Total Investments – 99.09%
(Cost $82,347,186)			81,234,480

Cash and Other Assets, Less
Liabilities – 0.91%			743,101

Net Assets – 100.00%			$81,977,581

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $332,335, which is 0.41% of total net assets.

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of September 30, 2019.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $171,260.

[11]	Represents annualized yield at date of purchase.

†

Fair valued security. The aggregate value of fair valued securities is $449,700, which is 0.55% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CDO): Collateralized Debt Obligations

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	166	12/31/19	$(19,778,641)	$114,445	$114,445
U.S. Treasury Ten Year Ultra Bond	18	12/19/19	(2,563,313)	28,837	28,837

TOTAL FUTURES CONTRACTS			$(22,341,954)	$143,282	$143,282

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 114

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate					3-month
Swap[1]	Call	04/11/22	2.26%	Semi-annually	USD LIBOR	Quarterly	$4,765	$73,691	$—	$73,691
Interest Rate					3-month
Swap[1]	Call	05/08/22	2.28%	Semi-annually	USD LIBOR	Quarterly	2,055	33,026	—	33,026
Interest Rate			3 month
Swap[1]	Call	04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	1,960	(82,671)	—	(82,671)
Interest Rate			3 month
Swap[1]	Call	05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	840	(36,812)	—	(36,812)

TOTAL SWAPS CONTRACTS							$9,620	$(12,766)	$—	$(12,766)

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

115 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 105.95%
ASSET-BACKED SECURITIES — 4.83%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.12%	12/27/44[1,2]	$24,849,219	$24,884,216
AIMCO CLO, Series 2015-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.15%	01/15/28[1,2,3]	13,120,000	13,107,930
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
2.77%	06/25/37[1]	31,551,437	28,180,017
Atrium XII, Series 12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
3.11%	04/22/27[1,2,3]	21,945,000	21,909,912
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
3.32%	04/15/27[1,2,3]	3,348,547	3,350,520
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	01/20/28[1,2,3]	54,535,000	54,541,277
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.36%	07/20/28[1,2,3]	50,005,000	50,049,594
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/20/29[1,2,3]	35,811,000	35,811,143
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.57%	01/25/35[1,2]	1,427,932	1,422,293
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.47%	04/25/35[1,2]	3,238,540	3,184,281
BlueMountain CLO Ltd., Series 2015-2A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
3.23%	07/18/27[1,2,3]	8,330,000	8,335,177
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.72%	12/26/35[1]	45,278	45,163
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
3.33%	02/25/35[1]	$14,100,000	$14,241,670
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
3.18%	11/25/33[1]	16,050,000	16,119,763
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.28%	10/27/36[1]	24,361,000	24,642,905
CIT Education Loan Trust, Series 2007-1,
Class A
(LIBOR USD 3-Month plus 0.09%)
2.20%	03/25/42[1,2]	19,724,892	18,966,019
CIT Education Loan Trust, Series 2007-1,
Class B
(LIBOR USD 3-Month plus 0.30%)
2.41%	06/25/42[1,2]	13,907,283	12,767,760
Clear Creek CLO, Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.48%	10/20/30[1,2,3]	27,190,000	27,190,398
College Loan Corp. Trust I, Series 2005-2,
Class B
(LIBOR USD 3-Month plus 0.49%)
2.79%	01/15/37[1]	2,834,191	2,661,487
Conseco Finance Corp., Series 1998-3,
Class A6
6.76%	03/01/30[4]	1,354,915	1,397,058
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.98%	11/15/28[1,2,3]	19,066,000	19,052,044
Dryden 33 Senior Loan Fund,
Series 2014-33A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.53%	04/15/29[1,2,3]	1,000,000	1,000,473
Dryden 71 CLO Ltd.,
Series 2018-71A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.45%	01/15/29[1,2,3]	73,850,000	73,853,135
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.20%	04/15/29[1,2,3]	23,113,000	23,072,511
Eaton Vance CLO Ltd., Series 2013-1A,
Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.38%	01/15/28[1,2,3]	20,025,000	20,035,233

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 116

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
3.37%	07/26/66[1,2]	$39,828,286	$40,146,918
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.82%	04/26/32[1,2]	12,740,000	12,655,216
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.93%	04/25/35[1]	20,991	20,918
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.07%	03/25/36[1]	13,005,224	13,070,994
EFS Volunteer No. 2 LLC, Series 2012-1,
Class A2
(LIBOR USD 1-Month plus 1.35%)
3.37%	03/25/36[1,2]	16,015,317	16,219,295
Flatiron CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.89%)
3.19%	04/15/27[1,2,3]	6,765,556	6,765,803
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
2.36%	05/25/36[1]	25,000,000	24,369,387
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29[2,3]	43,038,417	43,362,329
Goal Capital Funding Trust, Series 2005-2,
Class B
(LIBOR USD 3-Month plus 0.53%)
2.66%	11/25/44[1]	8,908,325	8,538,667
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.58%	08/25/42[1]	2,482,048	2,288,752
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
2.67%	09/25/41[1,2]	68,628,748	67,546,411
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
3.37%	10/29/29[1,2,3]	5,345,000	5,337,593
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[2]	773,141	837,487

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73[2]	$45,776,678	$49,031,631
LCM XIII LP, Series 2013A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.32%	07/19/27[1,2,3]	23,725,000	23,726,249
LCM XIX LP, Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
3.54%	07/15/27[1,2,3]	20,425,000	20,506,353
LCM XX LP, Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.32%	10/20/27[1,2,3]	8,535,000	8,539,607
LCM XXI LP, Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
3.16%	04/20/28[1,2,3]	32,465,000	32,362,930
Limerock CLO III LLC, Series 2014-3A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.48%	10/20/26[1,2,3]	62,723,268	62,753,108
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
3.05%	04/15/29[1,2,3]	22,882,500	22,726,373
Magnetite XVIII Ltd., Series 2016-18A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.24%	11/15/28[1,2,3]	20,750,000	20,763,324
Magnetite XVIII Ltd., Series 2019-21A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
3.91%	04/20/30[1,2,3]	34,100,000	34,200,595
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
2.53%	06/25/31[1]	923,672	917,222
Navient Student Loan Trust, Series 2014-2,
Class A
(LIBOR USD 1-Month plus 0.64%)
2.66%	03/25/83[1]	66,391,714	65,541,363
Navient Student Loan Trust, Series 2014-3,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.64%	03/25/83[1]	71,111,413	70,124,799
Navient Student Loan Trust, Series 2014-4,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.64%	03/25/83[1]	108,898,993	107,397,615

See accompanying notes to Schedule of Portfolio Investments.

117 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-5,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.64%	03/25/83[1]	$87,863,355	$86,149,563
Navient Student Loan Trust, Series 2014-6,
Class A
(LIBOR USD 1-Month plus 0.61%)
2.63%	03/25/83[1]	88,403,572	86,659,628
Navient Student Loan Trust, Series 2014-7,
Class A
(LIBOR USD 1-Month plus 0.61%)
2.63%	03/25/83[1]	91,007,062	89,686,449
Navient Student Loan Trust, Series 2015-1,
Class A2
(LIBOR USD 1-Month plus 0.60%)
2.62%	04/25/40[1]	68,912,050	68,225,204
Navient Student Loan Trust, Series 2015-2,
Class A3
(LIBOR USD 1-Month plus 0.57%)
2.59%	11/26/40[1]	99,055,000	97,809,284
Navient Student Loan Trust, Series 2016-1A,
Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	02/25/70[1,2]	31,968,987	31,637,983
Navient Student Loan Trust, Series 2016-7A,
Class A
(LIBOR USD 1-Month plus 1.15%)
3.17%	03/25/66[1,2]	64,079,524	64,829,678
Navient Student Loan Trust, Series 2018-3A,
Class A3
(LIBOR USD 1-Month plus 0.80%)
2.82%	03/25/67[1,2]	60,000,000	59,843,049
Navient Student Loan Trust, Series 2019-3A,
Class A
(LIBOR USD 1-Month plus 0.83%)
2.89%	07/25/68[1,2]	131,450,000	131,615,049
Nelnet Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.45%)
2.60%	08/23/36[1,2]	12,500,000	12,141,429
Nelnet Student Loan Trust, Series 2007-2A,
Class A3L
(LIBOR USD 3-Month plus 0.35%)
2.46%	03/25/26[1,2]	29,318,990	28,970,028
Nelnet Student Loan Trust, Series 2008-3,
Class A4
(LIBOR USD 3-Month plus 1.65%)
3.78%	11/25/24[1]	1,508,219	1,510,029
Nelnet Student Loan Trust, Series 2012-5A,
Class A
(LIBOR USD 1-Month plus 0.60%)
2.62%	10/27/36[1,2]	13,193,938	13,135,942

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
2.97%	11/25/48[1,2]	$21,495,000	$21,095,381
Nelnet Student Loan Trust, Series 2014-5A,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.57%	07/25/46[1,2]	72,421,815	71,929,028
Nelnet Student Loan Trust, Series 2015-1A,
Class A
(LIBOR USD 1-Month plus 0.59%)
2.61%	04/25/46[1,2]	132,820,681	131,419,583
Nelnet Student Loan Trust, Series 2015-2A,
Class A2
(LIBOR USD 1-Month plus 0.60%)
2.62%	09/25/47[1,2]	57,435,064	57,406,967
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
2.92%	06/25/54[1,2]	13,095,000	12,867,418
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.15%	01/15/28[1,2,3]	1,690,000	1,689,146
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
3.18%	10/25/41[1]	19,906,014	20,052,008
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
3.01%	01/29/46[1]	42,704,432	42,494,873
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	10/20/26[1,2,3]	17,760,000	17,760,000
Palmer Square Loan Funding Ltd.,
Series 2019-1, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
3.33%	04/20/27[1,2,3]	13,886,688	13,892,646
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1 (Cayman Islands)
(1.00 X LIBOR USD 3-Month plus 0.90%)
0.00%	10/24/27[1,2,3]	72,595,000	72,598,593
Panhandle-Plains Higher Education
Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.95%)
3.05%	10/01/37[1]	16,330,104	16,388,517
Panthera Aviation, Series 2013-1
10.00%	01/25/222,5,6,†	13,004,312	2,860,949
Panthera Aviation, Series 2013-2[7]
10.00%	03/20/242,5,6,8,†	15,058,118	3,192,321

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 118

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust, Series 2015-1A,
Class A
(LIBOR USD 1-Month plus 0.60%)
2.62%	10/25/41[1,2]	$146,409,328	$143,941,438
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
3.20%	10/20/27[1,2,3]	40,880,000	40,878,949
Riserva CLO Ltd., Series 2016-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.44%	10/18/28[1,2,3]	13,270,000	13,277,259
Scholar Funding Trust, Series 2012-B,
Class A2
(LIBOR USD 1-Month plus 1.10%)
3.14%	03/28/46[1,2]	28,331,825	28,540,327
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
2.45%	08/15/31[1]	278,055	253,743
SLC Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	03/15/55[1]	9,495,000	8,978,995
SLC Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	09/15/39[1]	16,000,000	15,426,453
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.72%	12/15/32[1]	15,717,351	16,069,773
SLM Student Loan Trust, Series 2003-4,
Class A5E
(LIBOR USD 3-Month plus 0.75%)
2.87%	03/15/33[1,2]	5,582,317	5,489,710
SLM Student Loan Trust, Series 2004-3A,
Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.83%	10/25/64[1,2]	82,990,000	81,748,999
SLM Student Loan Trust, Series 2005-5,
Class A5
(LIBOR USD 3-Month plus 0.75%)
3.03%	10/25/40[1]	7,134,000	7,064,264
SLM Student Loan Trust, Series 2005-8,
Class A5
(LIBOR USD 3-Month plus 0.17%)
2.45%	01/25/40[1]	430,000	414,695
SLM Student Loan Trust, Series 2005-9,
Class A7A
(LIBOR USD 3-Month plus 0.60%)
2.88%	01/25/41[1]	68,573,405	67,601,076

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.17%)
2.45%	01/25/41[1]	$38,264,493	$36,878,186
SLM Student Loan Trust, Series 2006-8,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.44%	01/25/41[1]	33,055,000	31,632,290
SLM Student Loan Trust, Series 2007-1,
Class B
(LIBOR USD 3-Month plus 0.22%)
2.50%	01/27/42[1]	4,822,911	4,495,978
SLM Student Loan Trust, Series 2007-3,
Class A4
(LIBOR USD 3-Month plus 0.06%)
2.34%	01/25/22[1]	2,863,967	2,786,386
SLM Student Loan Trust, Series 2007-6,
Class B
(LIBOR USD 3-Month plus 0.85%)
3.13%	04/27/43[1]	4,725,623	4,509,502
SLM Student Loan Trust, Series 2008-1,
Class A4
(LIBOR USD 3-Month plus 0.65%)
2.93%	01/25/22[1]	43,354,875	42,939,172
SLM Student Loan Trust, Series 2008-2,
Class A3
(LIBOR USD 3-Month plus 0.75%)
3.03%	04/25/23[1]	99,287,949	98,012,928
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
4.16%	01/25/83[1]	38,874,000	37,210,449
SLM Student Loan Trust, Series 2008-3,
Class A3
(LIBOR USD 3-Month plus 1.00%)
3.28%	10/25/21[1]	20,601	20,471
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.48%	04/26/83[1]	2,170,000	2,092,185
SLM Student Loan Trust, Series 2008-4,
Class A4
(LIBOR USD 3-Month plus 1.65%)
3.93%	07/25/22[1]	2,473,598	2,500,485
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	04/25/73[1]	8,759,000	8,723,811
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
3.98%	07/25/23[1]	38,282,525	38,672,754

See accompanying notes to Schedule of Portfolio Investments.

119 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/25/73[1]	$37,199,000	$37,552,517
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
3.38%	07/25/23[1]	14,851,895	14,810,053
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83[1]	31,424,000	31,297,820
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83[1]	17,126,000	17,065,095
SLM Student Loan Trust, Series 2008-8,
Class A4
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23[1]	3,355,894	3,391,409
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/75[1]	545,000	549,011
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23[1]	77,841,022	78,344,288
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/83[1]	45,100,000	45,529,848
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
2.77%	01/25/45[1,2]	184,477,400	183,990,177
SLM Student Loan Trust, Series 2011-1,
Class A2
(LIBOR USD 1-Month plus 1.15%)
3.17%	10/25/34[1]	3,070,000	3,107,582
SLM Student Loan Trust, Series 2012-1,
Class A3
(LIBOR USD 1-Month plus 0.95%)
2.97%	09/25/28[1]	319,603	316,162
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	01/25/29[1]	14,572,926	14,317,364
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
2.67%	05/26/26[1]	25,716,569	25,117,347

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student
Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42[1,2]	$20,900,000	$19,476,313
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.52%	07/17/28[1,2,3]	57,380,000	57,407,385
Treman Park CLO Ltd., Series 2015-1A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.35%	10/20/28[1,2,3]	21,540,000	21,565,842
Vermont Student Assistance Corp.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.74%	07/28/34[1]	3,751,425	3,723,578
Voya CLO Ltd., Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.00%	07/25/26[1,2,3]	19,611,005	19,594,973
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.45%	04/25/40[1,2]	19,326	18,646

Total Asset-Backed Securities
(Cost $3,849,372,269)			3,834,769,351

BANK LOANS — 0.78%*
Automotive — 0.01%
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	04/30/26[1,2]	5,500,000	5,463,920

Communications — 0.14%
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	04/04/26[1,2]	9,250,000	9,233,489
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.28%	07/17/25[1,2]	3,894,727	3,898,543
4.28%	01/15/26[1,2,9]	25,183,839	25,209,023
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.55%	01/02/24[1,2,3]	2,000,000	2,030,620
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24[1,2,3]	25,379,651	26,006,148
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.81%	03/14/25[1,2]	2,462,500	2,476,364

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 120

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Level 3 Financing, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.29%	02/22/24[1,2]	$11,250,000	$11,285,156
Sprint Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.50%)
4.56%	02/02/24[1,2]	17,431,818	17,333,764
(LIBOR plus 3.00%)
5.06%	02/02/24[1,2]	12,753,625	12,737,683

			110,210,790

Consumer Discretionary — 0.03%
Reynolds Group Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.79%	02/06/23[1,2]	26,385,870	26,464,500

Electric — 0.04%
Homer City Generation LP, Term Loan B,
1st Lien
(LIBOR plus 11.00%)
13.11%	04/05/23[1,2,5,6]	8,001,116	7,652,708
Vistra Operations Co., LLC, Term Loan B1,
1st Lien
(LIBOR plus 2.00%)
4.04%	08/04/23[1,2]	12,726,639	12,782,318
Vistra Operations Co., LLC, Term Loan B3,
1st Lien
(LIBOR plus 2.00%)
4.02%	12/31/25[1,2]	5,258,808	5,280,369
4.04%	12/31/25[1,2]	7,781,905	7,813,811

			33,529,206

Finance — 0.12%
Auris Lux Co., Term Loan B, 1st Lien
(Luxembourg)
(LIBOR plus 3.75%)
5.79%	02/27/26[1,2,3]	1,496,241	1,490,159
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.79%	01/15/25[1,2]	11,757,709	11,815,968
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.85%	10/06/23[1,2]	56,470,976	56,718,037
Telenet Financing USD LLC, Term Loan,
1st Lien
(LIBOR plus 2.25%)
4.28%	08/17/26[1,2]	24,510,000	24,546,888

			94,571,052

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Food — 0.00%
JBS USA, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	05/01/26[1,2]	$1,139,138	$1,145,785

Gaming — 0.03%
Caesars Entertainment LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.04%	10/07/24[1,2]	10,209,266	10,215,647
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/27/24[1,2]	11,782,576	11,841,488

			22,057,135

Health Care — 0.14%
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.29%	05/18/26[1,2]	15,920,000	15,989,650
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.54%	03/01/24[1,2]	4,746,625	4,730,913
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.81%	07/02/25[1,2]	6,594,890	6,640,229
MPH Acquisition Holdings LLC, Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.85%	06/07/23[1,2]	48,947,776	46,765,439
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.79%	11/27/25[1,2]	5,008,224	5,024,200
(LIBOR plus 3.00%)
5.04%	06/02/25[1,2]	33,864,660	34,041,095

			113,191,526

Industrials — 0.05%
Berry Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.55%	07/01/26[1,2]	25,935,000	26,090,221
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.79%	06/30/24[1,2]	2,962,121	2,979,524
Energizer Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.25%)
4.38%	12/17/25[1,2]	3,930,000	3,937,388
TransDigm, Inc., Term Loan F, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

121 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 2.50%)
4.54%	06/09/23[1,2]	$5,486,076	$5,479,959

			38,487,092

Information Technology — 0.06%
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.85%	06/11/25[1,2]	3,209,375	3,217,912
Quintiles IMS, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	03/07/24[1,2]	13,182,323	13,256,474
Quintiles IMS, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
4.10%	01/17/25[1,2]	9,022,025	9,078,413
SS&C Technologies Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25[1,2]	5,916,282	5,943,497
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25[1,2]	8,956,963	8,998,165
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25[1,2]	4,949,418	4,975,452

			45,469,913

Real Estate Investment Trust (REIT) — 0.11%
MGM Growth Properties,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.04%	03/21/25[1,2]	28,621,529	28,726,857
SBA Senior Finance II LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.05%	04/11/25[1,2]	44,516,500	44,597,965
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.05%	12/20/24[1,2]	9,218,636	9,254,174

			82,578,996

Retail — 0.03%
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.29%	02/16/24[1,2,3]	25,295,462	25,409,291

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Services — 0.00%
GFL Environmental, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.04%	05/30/25[1,2]	$1,492,443	$1,482,183

Transportation — 0.02%
United Airlines, Inc., Term Loan, 1st Lien
(LIBOR plus 1.75%)
3.79%	04/01/24[1,2]	18,549,226	18,586,881

Total Bank Loans
(Cost $616,292,635)			618,648,270

CORPORATES — 25.19%*
Automotive — 0.03%
General Motors Co.
6.60%	04/01/36	12,120,000	13,986,185
(LIBOR USD 3-Month plus 0.80%)
3.01%	08/07/20[1]	4,850,000	4,859,831
(LIBOR USD 3-Month plus 0.90%)
3.03%	09/10/21[1]	8,685,000	8,679,537

			27,525,553

Banking — 2.44%
Bank of America Corp.
2.74%	01/23/22[4]	135,474,000	136,268,085
3.00%	12/20/23[4]	125,817,000	128,559,627
3.37%	01/23/26[4]	32,240,000	33,557,634
3.42%	12/20/28[4]	14,528,000	15,185,555
3.71%	04/24/28[4]	23,958,000	25,544,834
Bank of America Corp. (MTN)
2.33%	10/01/21[4]	32,930,000	32,971,918
3.09%	10/01/25[4]	84,205,000	86,695,220
3.12%	01/20/23[4]	11,362,000	11,594,347
Discover Bank
7.00%	04/15/20	9,000,000	9,214,709
Discover Bank (BKNT)
3.10%	06/04/20	5,843,000	5,873,886
3.20%	08/09/21	5,860,000	5,951,630
4.20%	08/08/23	8,795,000	9,355,622
8.70%	11/18/19	3,676,000	3,705,960
JPMorgan Chase & Co.
3.21%	04/01/23[4]	7,510,000	7,696,596
3.22%	03/01/25[4]	115,456,000	119,589,556
4.01%	04/23/29[4]	4,575,000	5,005,242
4.02%	12/05/24[4]	265,620,000	283,374,697
4.25%	10/15/20	9,330,000	9,542,999
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20[3]	2,450,000	2,452,346
3.30%	05/07/21[3]	28,625,000	29,138,696
6.38%	01/21/21[3]	4,920,000	5,188,344

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 122

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20[2,3]	$9,850,000	$9,948,729
Lloyds Banking Group PLC
(United Kingdom)
2.86%	03/17/23[3,4]	136,460,000	136,935,723
2.91%	11/07/23[3,4]	119,778,000	120,234,594
3.90%	03/12/24[3]	31,265,000	32,737,954
4.05%	08/16/23[3]	4,605,000	4,831,638
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20[3]	46,925,000	47,175,392
2.88%	08/05/21[3]	85,476,000	85,764,610
3.13%	01/08/21[3]	26,058,000	26,238,178
3.37%	01/05/24[3,4]	67,950,000	69,031,085
4.80%	11/15/24[3,4]	49,290,000	52,830,024
Santander UK PLC (United Kingdom)
3.40%	06/01/21[3]	34,105,000	34,706,753
Wells Fargo & Co.
3.00%	04/22/26	45,095,000	46,267,966
(LIBOR USD 3-Month plus 1.23%)
3.49%	10/31/23[1]	12,724,000	12,950,990
Wells Fargo & Co. (GMTN)
2.60%	07/22/20	10,326,000	10,374,120
Wells Fargo & Co. (MTN)
2.63%	07/22/22	57,784,000	58,424,593
3.20%	06/17/27[4]	12,250,000	12,670,659
3.55%	09/29/25	51,363,000	54,356,947
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20	6,040,000	6,038,470
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22[4]	134,749,000	134,394,947
(SOFR Rate plus 0.48%)
2.30%	03/25/20[1]	16,800,000	16,815,254

			1,939,196,129

Communications — 2.95%
AT&T, Inc.
3.40%	05/15/25	21,384,000	22,305,255
3.80%	02/15/27	23,340,000	24,736,712
3.95%	01/15/25	11,460,000	12,242,996
4.30%	02/15/30	27,050,000	29,808,567
4.30%	12/15/42	7,177,000	7,527,748
4.35%	06/15/45	30,793,000	32,461,363
4.50%	05/15/35	25,170,000	27,613,164
4.75%	05/15/46	44,127,000	49,015,032
4.80%	06/15/44	96,212,000	106,681,222
4.85%	03/01/39	4,572,000	5,202,982
5.15%	11/15/46	14,600,000	16,895,900
5.25%	03/01/37	146,695,000	172,546,392

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
C&W Senior Financing DAC (Ireland)
6.88%	09/15/27[2,3]	$3,150,000	$3,272,085
CBS Corp.
2.90%	06/01/23	9,260,000	9,394,050
3.70%	06/01/28	21,780,000	22,703,407
4.20%	06/01/29	16,500,000	17,919,317
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.38%	06/01/29[2]	9,407,000	10,041,973
5.88%	04/01/24[2]	3,638,000	3,805,202
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.75%	02/15/28	10,000,000	10,260,864
4.20%	03/15/28	21,541,000	22,673,506
4.50%	02/01/24	672,000	720,948
4.91%	07/23/25	38,607,000	42,326,398
5.75%	04/01/48	14,240,000	16,192,874
6.48%	10/23/45	39,593,000	48,265,847
Comcast Corp.
3.38%	02/15/25	1,800,000	1,899,206
3.60%	03/01/24	570,000	605,166
3.95%	10/15/25	3,355,000	3,654,571
4.25%	10/15/30	47,150,000	53,629,777
4.40%	08/15/35	13,145,000	15,334,344
4.60%	10/15/38	9,975,000	11,936,326
Cox Communications, Inc.
3.15%	08/15/24[2]	14,235,000	14,839,938
CSC Holdings LLC
5.38%	07/15/23[2]	200,000	205,750
5.38%	02/01/28[2]	13,486,000	14,244,587
5.50%	05/15/26[2]	598,000	630,830
6.50%	02/01/29[2]	5,512,000	6,136,785
6.75%	11/15/21	4,216,000	4,553,280
Fox Corp.
5.58%	01/25/49[2]	7,075,000	8,965,128
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23[3]	60,428,000	56,675,421
8.50%	10/15/24[2,3]	12,588,000	12,678,445
9.75%	07/15/25[2,3]	25,983,000	27,269,159
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30[3]	41,548,000	56,181,123
Level 3 Financing, Inc.
4.63%	09/15/27[2]	25,890,000	26,189,029
5.38%	01/15/24	6,147,000	6,276,702
5.38%	05/01/25	4,763,000	4,935,659
5.63%	02/01/23	2,171,000	2,203,565
Qwest Corp.
7.25%	09/15/25	5,059,000	5,697,699

See accompanying notes to Schedule of Portfolio Investments.

123 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
SES GLOBAL Americas Holdings GP
5.30%	03/25/44[2]	$45,300,000	$47,105,431
SES SA (Luxembourg)
3.60%	04/04/23[2,3]	16,882,000	17,157,164
Sprint Communications, Inc.
7.00%	03/01/20[2]	15,700,000	15,994,375
Sprint Corp.
7.63%	03/01/26	3,827,000	4,233,619
7.88%	09/15/23	32,541,000	35,795,100
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21[2]	84,569,000	85,097,556
4.74%	03/20/25[2]	53,975,000	57,510,902
5.15%	03/20/28[2]	218,278,000	237,377,325
TEGNA, Inc.
5.50%	09/15/24[2]	354,000	366,390
Time Warner Cable LLC
4.50%	09/15/42	23,307,000	22,937,689
5.50%	09/01/41	25,694,000	27,720,752
5.88%	11/15/40	41,652,000	46,582,368
T-Mobile USA, Inc.
4.50%	02/01/26	3,629,000	3,735,330
4.75%	02/01/28	24,330,000	25,473,023
6.00%	03/01/23	48,736,000	49,768,716
6.00%	04/15/24	11,585,000	12,048,400
6.50%	01/15/24	18,635,000	19,357,106
Verizon Communications, Inc.
4.27%	01/15/36	9,505,000	10,692,965
4.40%	11/01/34	18,355,000	21,028,347
4.81%	03/15/39	12,198,000	14,645,166
5.25%	03/16/37	57,814,000	72,088,421
Viacom, Inc.
3.45%	10/04/26	2,913,000	2,941,100
3.88%	04/01/24	39,132,000	41,086,683
4.25%	09/01/23	23,112,000	24,684,105
Virgin Media Secured Finance PLC
(United Kingdom)
5.25%	01/15/26[2,3]	5,575,000	5,734,543
5.50%	08/15/26[2,3]	19,102,000	20,104,855
5.50%	05/15/29[2,3]	36,825,000	38,528,156
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24[3]	19,950,000	21,012,846
4.13%	05/30/25[3]	20,700,000	22,351,472
4.25%	09/17/50[3]	50,420,000	51,579,617
4.88%	06/19/49[3]	139,539,000	156,007,243
5.25%	05/30/48[3]	64,873,000	75,315,099
Walt Disney Co. (The)
7.75%	01/20/24[2]	4,872,000	5,914,742

			2,341,332,900

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 0.92%
Anheuser-Busch Cos LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.70%	02/01/36	$13,260,000	$15,350,744
4.90%	02/01/46	137,701,000	163,968,154
Anheuser-Busch InBev Worldwide, Inc.
4.60%	04/15/48	36,668,000	42,434,094
Bacardi Ltd. (Bermuda)
4.70%	05/15/28[2,3]	15,236,000	16,654,198
5.15%	05/15/38[2,3]	12,881,000	14,159,102
5.30%	05/15/48[2,3]	39,956,000	45,849,447
BAT Capital Corp.
3.46%	09/06/29	9,355,000	9,171,334
4.39%	08/15/37	16,990,000	16,491,434
4.54%	08/15/47	53,987,000	51,876,810
4.76%	09/06/49	106,468,000	104,948,703
BAT International Finance PLC (EMTN) (United Kingdom)
2.25%	09/09/52[3]	11,770,000	11,135,179
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.86%	11/15/21[1]	72,090,000	72,091,013
First Quality Finance Co., Inc.
4.63%	05/15/21[2]	3,938,000	3,947,845
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.00%	06/01/24[2]	982,000	1,021,280
5.25%	06/01/26[2]	1,245,000	1,317,833
Reynolds American, Inc.
5.85%	08/15/45	77,842,000	86,268,548
6.88%	05/01/20	5,845,000	5,998,601
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
5.75%	10/15/20	59,307,454	59,455,722
(LIBOR USD 3-Month plus 3.50%)
5.80%	07/15/21[1,2]	8,770,000	8,802,887
Spectrum Brands, Inc.
6.13%	12/15/24	1,340,000	1,393,600

			732,336,528

Electric — 1.89%
Alliant Energy Finance LLC
3.75%	06/15/23[2]	34,081,000	35,647,681
American Electric Power Co., Inc., Series F
2.95%	12/15/22	4,511,000	4,595,130
American Electric Power Co., Inc., Series I
3.65%	12/01/21	14,300,000	14,756,006
American Electric Power Co., Inc., Series J
4.30%	12/01/28	18,405,000	20,638,417
Consolidated Edison Co. of New York, Inc., Series E
4.65%	12/01/48	24,736,000	30,678,502

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 124

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dominion Energy, Inc.
2.45%	01/15/23[2]	$160,175,000	$160,896,404
(LIBOR USD 3-Month plus 0.40%)
2.54%	12/01/20[1,2]	45,075,000	45,117,235
DTE Energy Co.
2.40%	12/01/19	350,000	350,033
Duke Energy Carolinas LLC
3.75%	06/01/45	15,875,000	17,046,710
4.00%	09/30/42	16,040,000	17,893,943
4.25%	12/15/41	26,358,000	30,453,387
Duke Energy Progress LLC
4.10%	05/15/42	8,150,000	9,296,941
4.20%	08/15/45	12,820,000	14,872,363
Duquesne Light Holdings, Inc.
6.40%	09/15/20[2]	19,829,000	20,510,679
Entergy Corp.
4.00%	07/15/22	12,632,000	13,174,911
5.13%	09/15/20	9,800,000	9,999,790
Evergy, Inc.
2.45%	09/15/24	53,705,000	53,725,793
4.85%	06/01/21	2,521,000	2,608,218
Eversource Energy, Series N
3.80%	12/01/23	12,025,000	12,684,517
FirstEnergy Transmission LLC
4.35%	01/15/25[2]	23,330,000	25,260,661
4.55%	04/01/49[2]	16,175,000	19,039,447
5.45%	07/15/44[2]	24,625,000	31,730,103
Indiana Michigan Power Co., Series J
3.20%	03/15/23	30,672,000	31,699,497
ITC Holdings Corp.
3.65%	06/15/24	5,165,000	5,432,579
Jersey Central Power & Light Co.
4.30%	01/15/26[2]	4,980,000	5,455,661
4.70%	04/01/24[2]	37,747,000	41,254,003
6.40%	05/15/36	12,630,000	16,005,057
Kansas City Power & Light Co.
3.15%	03/15/23	3,264,000	3,374,225
3.65%	08/15/25	13,885,000	14,831,888
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21	75,000	82,867
LG&E & KU Energy LLC
4.38%	10/01/21	14,595,000	15,097,550
Metropolitan Edison Co.
3.50%	03/15/23[2]	10,715,000	11,173,944
4.00%	04/15/25[2]	35,719,000	37,938,655
4.30%	01/15/29[2]	21,746,000	24,589,670
MidAmerican Energy Co.
4.80%	09/15/43	13,715,000	17,233,261

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Minejesa Capital BV (Netherlands)
5.63%	08/10/37[2,3]	$4,400,000	$4,766,960
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.75%	03/27/20[1]	6,300,000	6,302,553
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21	10,720,000	10,791,167
3.20%	02/25/22	5,900,000	6,035,553
(LIBOR USD 3-Month plus 0.48%)
2.77%	05/04/21[1]	268,945,000	269,438,213
(LIBOR USD 3-Month plus 0.55%)
2.69%	08/28/21[1]	158,500,000	158,548,942
Niagara Mohawk Power Corp.
4.28%	12/15/28[2]	21,775,000	24,694,015
PacifiCorp
3.35%	07/01/25	6,580,000	6,898,474
Pennsylvania Electric Co.
4.15%	04/15/25[2]	28,335,000	30,238,202
5.20%	04/01/20	25,200,000	25,508,448
Perusahaan Listrik Negara PT, Series REGS (EMTN) (Indonesia)
6.15%	05/21/48[3]	4,200,000	5,394,514
PNM Resources, Inc.
3.25%	03/09/21	34,295,000	34,697,709
Potomac Electric Power Co.
3.60%	03/15/24	6,783,000	7,174,589
Progress Energy, Inc.
4.88%	12/01/19	4,761,000	4,781,337
Public Service Co. of New Mexico
3.85%	08/01/25	14,390,000	15,018,073
5.35%	10/01/21	5,065,000	5,306,696
Southwestern Electric Power Co.
3.55%	02/15/22	15,882,000	16,315,602
Southwestern Electric Power Co., Series K
2.75%	10/01/26	36,488,000	36,614,632
Tucson Electric Power Co.
4.85%	12/01/48	3,755,000	4,749,566
WEC Energy Group, Inc.
3.38%	06/15/21	11,130,000	11,374,710

			1,499,795,683

Energy — 2.72%
Antero Resources Corp.
5.00%	03/01/25[10]	78,839,000	64,526,568
5.13%	12/01/22	19,299,000	17,055,491
5.63%	06/01/23	22,771,000	19,668,451
Centennial Resource Production LLC
5.38%	01/15/26[2]	3,352,000	3,201,160

See accompanying notes to Schedule of Portfolio Investments.

125 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25[2]	$2,132,000	$2,148,416
Ecopetrol SA (Colombia)
5.88%	05/28/45[3]	3,600,000	4,218,750
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26[2]	2,377,000	2,483,965
5.75%	01/30/28[2]	2,109,000	2,251,357
Energy Transfer Operating LP
4.05%	03/15/25	9,899,000	10,343,263
4.90%	03/15/35	5,160,000	5,403,268
5.15%	03/15/45	63,992,000	68,384,155
5.25%	04/15/29	3,825,000	4,313,422
5.50%	06/01/27	25,017,000	28,345,285
5.88%	01/15/24	35,523,000	39,556,626
EQM Midstream Partners LP
5.50%	07/15/28	40,070,000	39,225,445
6.50%	07/15/48	4,310,000	4,177,213
EQT Corp.
3.90%	10/01/27	114,154,000	99,041,041
Gulfport Energy Corp.
6.38%	05/15/25	5,618,000	4,016,870
Hess Corp.
4.30%	04/01/27	10,000,000	10,459,742
5.60%	02/15/41	29,446,000	32,914,948
5.80%	04/01/47	23,445,000	27,011,712
HollyFrontier Corp.
5.88%	04/01/26	15,800,000	17,691,931
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.38%	04/24/30[3]	12,220,000	13,761,247
Kinder Morgan Energy Partners LP
5.00%	08/15/42	5,775,000	6,341,077
5.80%	03/15/35	6,730,000	7,914,940
Kinder Morgan, Inc.
5.30%	12/01/34	7,635,000	8,780,675
6.95%	06/01/28	5,465,000	6,469,861
Matador Resources Co.
5.88%	09/15/26	11,604,000	11,662,020
NGPL Pipe Co. LLC
4.38%	08/15/22[2]	2,154,000	2,234,227
Noble Energy, Inc.
5.05%	11/15/44	8,018,000	8,782,228
Occidental Petroleum Corp.
2.70%	08/15/22	23,950,000	24,182,836
3.50%	08/15/29	44,598,000	45,268,092
4.50%	07/15/44	16,496,000	16,850,246
Parsley Energy LLC/Parsley Finance Corp.
5.38%	01/15/25[2]	3,313,000	3,370,977
5.63%	10/15/27[2]	8,109,000	8,362,406

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Peru LNG SRL, Series REGS (Peru)
5.38%	03/22/30[3]	$9,000,000	$9,382,500
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30[2,3]	4,271,000	4,458,070
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32[3]	6,600,000	7,257,937
Petroleos Mexicanos (Mexico)
5.35%	02/12/28[3]	40,396,000	38,719,566
6.50%	01/23/29[3]	180,806,000	183,879,702
6.63%	06/15/35[3]	47,637,000	46,791,443
6.75%	09/21/47[3]	151,145,000	144,857,368
6.84%	01/23/30[2,3]	45,530,000	47,173,633
7.69%	01/23/50[2,3]	78,457,000	81,862,034
Piedmont Natural Gas Co., Inc.
3.50%	06/01/29	6,836,000	7,331,071
Plains All American Pipeline LP/PAA
Finance Corp.
3.60%	11/01/24	7,696,000	7,898,020
3.85%	10/15/23	1,442,000	1,492,351
4.50%	12/15/26	5,070,000	5,380,775
4.65%	10/15/25	68,643,000	73,397,176
Range Resources Corp.
4.88%	05/15/25	35,017,000	29,064,110
5.00%	08/15/22	250,000	235,000
Rockies Express Pipeline LLC
4.95%	07/15/29[2]	70,835,000	70,574,681
5.63%	04/15/20[2]	36,054,000	36,639,877
6.88%	04/15/40[2]	41,122,000	44,958,683
Ruby Pipeline LLC
6.00%	04/01/22[2]	74,672,000	77,658,880
Sabine Pass Liquefaction LLC
4.20%	03/15/28	59,832,000	63,384,525
5.63%	03/01/25	8,892,000	9,997,943
5.75%	05/15/24	14,816,000	16,498,563
Southern Co. Gas Capital Corp.
2.45%	10/01/23	49,306,000	49,535,889
5.88%	03/15/41	12,990,000	16,885,402
Spectra Energy Partners LP
4.60%	06/15/21	6,115,000	6,340,520
4.75%	03/15/24	8,777,000	9,577,625
Sunoco Logistics Partners Operations LP
3.90%	07/15/26	22,829,000	23,810,439
5.40%	10/01/47	32,678,000	35,708,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29[2]	9,753,000	10,680,218
TC PipeLines LP
3.90%	05/25/27	68,834,000	71,663,490
4.38%	03/13/25	42,850,000	45,768,818

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 126

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
4.65%	06/15/21	$6,108,000	$6,310,401
Tennessee Gas Pipeline Co. LLC
8.38%	06/15/32	4,079,000	5,689,255
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26	8,365,000	8,093,137
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75%	10/15/24[2,3]	19,210,500	20,171,025
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25[2,3]	21,780,080	22,215,682
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27[2,3]	19,140,000	20,001,300
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24[2,3]	16,841,250	17,178,075
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26	2,230,000	2,324,775
6.88%	09/01/27[2]	11,920,000	12,367,000
Williams Cos., Inc. (The)
3.35%	08/15/22	7,025,000	7,194,204
3.90%	01/15/25	5,542,000	5,806,897
4.50%	11/15/23	10,305,000	11,075,314
4.55%	06/24/24	19,130,000	20,568,640
5.10%	09/15/45	4,763,000	5,256,188
6.30%	04/15/40	32,635,000	40,026,731
7.88%	09/01/21	3,543,000	3,901,669
WPX Energy, Inc.
5.75%	06/01/26	4,687,000	4,821,751

			2,162,287,225

Finance — 4.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%	05/26/22[3]	19,610,000	20,139,841
3.95%	02/01/22[3]	91,455,000	94,460,106
4.45%	12/16/21[3]	17,150,000	17,838,038
4.50%	05/15/21[3]	16,345,000	16,917,075
4.88%	01/16/24[3]	9,985,000	10,765,078
5.00%	10/01/21[3]	46,362,000	48,738,053
Air Lease Corp.
2.13%	01/15/20	5,150,000	5,147,747
2.25%	01/15/23	18,850,000	18,773,297
2.50%	03/01/21	28,960,000	29,045,649
3.00%	09/15/23	10,870,000	11,025,237
3.25%	03/01/25	15,100,000	15,362,370
4.75%	03/01/20	2,310,000	2,332,460
Alta Wind Holdings LLC
7.00%	06/30/35[2,5,6]	17,621,228	20,536,667

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13%	10/01/23[2,3]	$35,897,000	$38,176,459
5.25%	05/15/24[2,3]	11,950,000	12,811,296
5.50%	01/15/23[2,3]	14,689,000	15,710,032
Citigroup, Inc.
3.14%	01/24/23[4]	26,870,000	27,372,047
3.67%	07/24/28[4]	71,918,000	76,227,952
3.88%	10/25/23	11,880,000	12,591,368
Daimler Finance North America LLC
1.75%	10/30/19[2]	18,115,000	18,109,303
2.00%	07/06/21[2]	89,345,000	88,846,416
2.20%	05/05/20[2]	5,950,000	5,949,237
2.20%	10/30/21[2]	33,040,000	32,970,324
2.30%	01/06/20[2]	11,400,000	11,403,028
3.75%	11/05/21[2]	21,858,000	22,480,477
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22[1,2]	115,915,000	116,554,314
Discover Financial Services
3.85%	11/21/22	8,794,000	9,181,927
Ford Motor Credit Co. LLC
2.34%	11/02/20	41,440,000	41,014,618
2.43%	06/12/20	40,044,000	39,948,937
2.46%	03/27/20	10,555,000	10,544,097
2.60%	11/04/19	13,380,000	13,374,474
2.68%	01/09/20	3,820,000	3,822,865
3.10%	05/04/23	10,000,000	9,816,875
3.16%	08/04/20	36,578,000	36,704,194
3.20%	01/15/21	35,464,000	35,550,443
3.22%	01/09/22	60,140,000	60,099,928
3.34%	03/18/21	33,870,000	34,019,163
3.34%	03/28/22	22,257,000	22,292,467
3.81%	10/12/21	35,244,000	35,730,900
4.25%	09/20/22	19,823,000	20,323,779
5.09%	01/07/21	76,500,000	78,472,321
5.60%	01/07/22	51,828,000	54,469,730
5.75%	02/01/21	22,250,000	23,022,598
5.88%	08/02/21	48,158,000	50,457,585
8.13%	01/15/20	16,149,000	16,389,233
(LIBOR USD 3-Month plus 0.81%)
2.85%	04/05/21[1]	5,705,000	5,646,524
(LIBOR USD 3-Month plus 0.88%)
3.22%	10/12/21[1]	48,530,000	47,718,602
(LIBOR USD 3-Month plus 0.93%)
3.22%	11/04/19[1]	13,800,000	13,811,040
(LIBOR USD 3-Month plus 1.08%)
3.37%	08/03/22[1]	11,790,000	11,537,588
(LIBOR USD 3-Month plus 1.27%)
3.37%	03/28/22[1]	62,180,000	61,349,860

See accompanying notes to Schedule of Portfolio Investments.

127 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20[3]	$251,430,000	$250,801,174
3.37%	11/15/25[3]	7,730,000	7,888,514
4.42%	11/15/35[3]	459,896,000	482,098,735
General Motors Financial Co., Inc.
2.35%	10/04/19	19,090,000	19,090,022
2.45%	11/06/20	12,861,000	12,857,055
3.20%	07/13/20	25,722,000	25,867,227
3.20%	07/06/21	11,730,000	11,853,680
3.55%	04/09/21	61,449,000	62,361,902
3.70%	11/24/20	4,574,000	4,632,329
4.20%	03/01/21	26,759,000	27,348,501
4.20%	11/06/21	30,525,000	31,468,375
4.38%	09/25/21	26,530,000	27,416,907
Goldman Sachs Group, Inc. (The)
2.91%	06/05/23[4]	4,605,000	4,671,567
2.91%	07/24/23[4]	8,399,000	8,512,124
3.27%	09/29/25[4]	124,025,000	128,036,855
3.69%	06/05/28[4]	37,510,000	39,398,486
3.81%	04/23/29[4]	58,130,000	61,766,823
5.25%	07/27/21	38,045,000	40,116,645
5.75%	01/24/22	9,580,000	10,328,297
Goldman Sachs Group, Inc. (The) (GMTN)
5.38%	03/15/20	60,000	60,871
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24	62,406,000	66,099,718
Goldman Sachs Group, Inc. (The), Series D (MTN)
6.00%	06/15/20	9,225,000	9,472,036
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.21%	07/22/22[1]	139,565,000	140,659,003
Morgan Stanley (GMTN)
4.00%	07/23/25	16,091,000	17,336,628
5.50%	01/26/20	4,000,000	4,042,597
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23[2,3,4]	7,320,000	7,465,884
3.77%	03/08/24[2,3,4]	39,750,000	40,839,268
4.36%	08/01/24[2,3,4]	74,478,000	78,260,771
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63%	03/15/21[2,3]	8,990,000	9,063,044
4.50%	03/15/23[2,3]	34,956,000	36,312,773
5.25%	08/15/22[2,3]	16,167,000	17,078,819
5.50%	02/15/24[2,3]	16,744,000	18,111,148
Pipeline Funding Co. LLC
7.50%	01/15/30[2]	25,571,823	33,028,779
Raymond James Financial, Inc.
3.63%	09/15/26	3,330,000	3,486,500

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
4.95%	07/15/46	$55,981,000	$66,672,643

			3,330,089,319

Food — 1.14%
Campbell Soup Co.
3.30%	03/15/21	12,230,000	12,401,355
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20[1]	81,235,000	81,249,682
(LIBOR USD 3-Month plus 0.63%)
2.75%	03/15/21[1]	5,663,000	5,669,371
Conagra Brands, Inc.
4.60%	11/01/25	24,443,000	26,900,698
(LIBOR USD 3-Month plus 0.50%)
2.51%	10/09/20[1]	8,270,000	8,270,568
(LIBOR USD 3-Month plus 0.75%)
3.03%	10/22/20[1]	30,650,000	30,656,660
General Mills, Inc.
4.00%	04/17/25	5,665,000	6,108,935
JBS USA LUX SA/JBS USA Finance, Inc. (Canada)
5.75%	06/15/25[2,3]	4,650,000	4,847,625
Kraft Heinz Foods Co.
3.00%	06/01/26	99,648,000	98,675,992
3.75%	04/01/30[2]	62,248,000	62,882,400
3.95%	07/15/25	26,373,000	27,626,479
4.00%	06/15/23	27,350,000	28,563,178
4.38%	06/01/46	114,646,000	108,485,383
4.63%	01/30/29	25,475,000	27,579,750
4.63%	10/01/39[2]	38,790,000	39,041,043
4.88%	10/01/49[2]	30,640,000	30,987,121
5.00%	06/04/42	38,558,000	39,831,107
5.20%	07/15/45	39,432,000	41,633,922
6.50%	02/09/40	5,500,000	6,486,849
6.75%	03/15/32	3,475,000	4,276,236
6.88%	01/26/39	41,874,000	51,587,784
Kroger Co. (The)
5.40%	01/15/49	82,978,000	98,117,012
Mondelez International Holdings
Netherlands BV (Netherlands)
2.00%	10/28/21[2,3]	31,852,000	31,797,117
Post Holdings, Inc.
5.50%	12/15/29[2]	29,409,000	30,769,166

			904,445,433

Gaming — 0.02%
Churchill Downs, Inc.
5.50%	04/01/27[2]	17,976,000	19,051,864

Health Care — 4.40%
AbbVie, Inc.
3.60%	05/14/25	22,612,000	23,536,753

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 128

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
4.40%	11/06/42	$63,824,000	$66,103,666
4.45%	05/14/46	25,146,000	26,124,506
4.50%	05/14/35	28,229,000	30,299,553
4.88%	11/14/48	40,837,000	45,051,891
Aetna, Inc.
4.13%	11/15/42	6,375,000	6,402,856
Alcon Finance Corp.
2.75%	09/23/26[2]	18,000,000	18,175,966
3.00%	09/23/29[2]	55,790,000	56,451,195
Allergan Finance LLC
3.25%	10/01/22	24,252,000	24,788,133
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22[3]	14,825,000	15,197,377
3.80%	03/15/25[3]	88,527,000	92,606,545
3.85%	06/15/24[3]	47,143,000	49,772,210
Amgen, Inc.
4.40%	05/01/45	31,552,000	35,712,688
4.66%	06/15/51	59,370,000	69,082,107
Anthem, Inc.
2.38%	01/15/25	35,565,000	35,474,644
2.88%	09/15/29	92,800,000	91,892,926
3.30%	01/15/23	20,420,000	21,072,787
3.35%	12/01/24	52,275,000	54,387,724
3.50%	08/15/24	32,515,000	33,999,321
3.65%	12/01/27	49,165,000	51,656,313
3.70%	09/15/49	2,100,000	2,039,888
4.38%	12/01/47	5,479,000	5,923,645
4.65%	01/15/43	10,635,000	11,779,928
Bausch Health Americas, Inc.
9.25%	04/01/26[2]	2,722,000	3,103,080
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27[2,3]	2,107,000	2,282,576
7.00%	03/15/24[2,3]	5,478,000	5,770,854
Baxalta, Inc.
4.00%	06/23/25	4,055,000	4,359,305
Bayer U.S. Finance II LLC
3.88%	12/15/23[2]	27,329,000	28,559,160
4.25%	12/15/25[2]	26,732,000	28,581,377
4.38%	12/15/28[2]	297,090,000	320,488,214
4.40%	07/15/44[2]	48,766,000	49,006,997
4.63%	06/25/38[2]	18,380,000	19,918,364
4.88%	06/25/48[2]	71,801,000	79,256,891
5.50%	08/15/25[2]	6,699,000	7,409,570
(LIBOR USD 3-Month plus 1.01%)
3.13%	12/15/23[1,2]	8,130,000	8,132,314
Becton Dickinson and Co.
2.68%	12/15/19	1,364,000	1,366,660
2.89%	06/06/22	7,905,000	8,014,484
3.25%	11/12/20	42,315,000	42,735,442

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
3.30%	03/01/23	$10,000,000	$10,189,100
(LIBOR USD 3-Month plus 0.88%)
2.98%	12/29/20[1]	100,723,000	100,758,476
Boston Scientific Corp.
3.45%	03/01/24	6,950,000	7,249,812
Catalent Pharma Solutions, Inc.
4.88%	01/15/26[2]	9,846,000	10,178,303
Celgene Corp.
3.88%	08/15/25	22,320,000	24,109,908
3.90%	02/20/28	30,516,000	33,453,074
4.63%	05/15/44	12,335,000	14,670,055
5.00%	08/15/45	110,166,000	137,685,246
Centene Corp.
4.75%	05/15/22	3,310,000	3,389,275
4.75%	01/15/25	2,785,000	2,865,765
5.38%	06/01/26[2]	23,579,000	24,640,055
5.63%	02/15/21	5,517,000	5,598,155
CHS/Community Health Systems, Inc.
8.00%	03/15/26[2]	2,618,000	2,624,545
8.63%	01/15/24[2]	5,038,000	5,239,520
Cigna Corp.
3.75%	07/15/23	52,070,000	54,550,485
4.13%	11/15/25	25,420,000	27,329,448
4.38%	10/15/28	41,165,000	45,062,685
4.80%	08/15/38	19,813,000	22,275,137
4.90%	12/15/48	21,315,000	24,485,224
(LIBOR USD 3-Month plus 0.35%)
2.49%	03/17/20[1]	25,000,000	25,007,987
(LIBOR USD 3-Month plus 0.89%)
3.19%	07/15/23[1]	62,890,000	63,064,978
Cigna Corp., Series WI
(LIBOR USD 3-Month plus 0.65%)
2.79%	09/17/21[1]	75,010,000	75,013,034
Cigna Holding Co.
3.05%	10/15/27	66,451,000	67,130,229
CVS Health Corp.
2.13%	06/01/21	2,865,000	2,862,951
3.25%	08/15/29	36,730,000	36,974,378
3.88%	07/20/25	27,753,000	29,384,196
4.00%	12/05/23	42,053,000	44,744,184
4.30%	03/25/28	9,700,000	10,497,721
4.78%	03/25/38	49,706,000	54,524,291
4.88%	07/20/35	32,450,000	36,247,299
5.05%	03/25/48	265,998,000	302,364,230
Elanco Animal Health, Inc.
3.91%	08/27/21	20,850,000	21,359,084
4.27%	08/28/23	6,000,000	6,301,752
4.90%	08/28/28	11,850,000	12,946,725

See accompanying notes to Schedule of Portfolio Investments.

129 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Encompass Health Corp.
4.50%	02/01/28	$3,000,000	$3,040,500
4.75%	02/01/30	44,743,000	45,320,185
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20[2]	3,850,000	3,909,405
5.88%	01/31/22[2]	8,964,000	9,568,410
HCA, Inc.
4.13%	06/15/29	19,930,000	21,001,237
5.00%	03/15/24	36,635,000	40,043,682
5.25%	04/15/25	21,815,000	24,292,827
5.25%	06/15/26	2,652,000	2,960,295
5.25%	06/15/49	135,477,000	148,357,432
5.50%	06/15/47	29,560,000	33,436,498
Humana, Inc.
3.13%	08/15/29	62,959,000	63,033,106
3.85%	10/01/24	4,410,000	4,661,343
3.95%	08/15/49	62,345,000	61,962,504
Molina Healthcare, Inc.
4.88%	06/15/25[2]	7,820,000	7,888,425
5.38%	11/15/22	15,843,000	16,872,795
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26	6,845,000	6,893,069
Teleflex, Inc.
4.63%	11/15/27	4,186,000	4,363,905
Tenet Healthcare Corp.
4.63%	09/01/24[2]	6,182,000	6,367,027
4.88%	01/01/26[2]	38,798,000	39,864,945
5.13%	11/01/27[2]	54,226,000	56,102,220
UnitedHealth Group, Inc.
4.75%	07/15/45	34,236,000	41,891,688
WellCare Health Plans, Inc.
5.25%	04/01/25	11,406,000	11,919,270
Zimmer Biomet Holdings, Inc.
2.70%	04/01/20	250,000	250,499
(LIBOR USD 3-Month plus 0.75%)
2.91%	03/19/21[1]	16,850,000	16,850,417

			3,492,146,901

Industrials — 1.21%
Amcor Finance USA, Inc.
3.63%	04/28/26[2]	11,781,000	12,250,055
4.50%	05/15/28[2]	4,210,000	4,591,851
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.13%	08/15/26[2,3]	6,929,000	6,989,629
4.25%	09/15/22[2,3]	5,000,000	5,064,900
Ball Corp.
4.00%	11/15/23	9,502,000	9,977,100

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
2.70%	10/09/22	$27,420,000	$27,463,103
4.13%	10/09/42	8,300,000	8,323,018
General Electric Co. (GMTN)
2.20%	01/09/20	73,419,000	73,336,212
4.63%	01/07/21	90,088,000	92,370,848
5.50%	01/08/20	34,772,000	35,045,922
6.88%	01/10/39	4,273,000	5,661,946
General Electric Co. (MTN)
4.38%	09/16/20	5,815,000	5,918,751
4.65%	10/17/21	86,362,000	89,836,473
5.55%	05/04/20	38,121,000	38,804,776
5.88%	01/14/38	114,759,000	138,588,936
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36[1]	11,550,000	8,417,259
General Electric Co., Series A (MTN)
6.75%	03/15/32	72,763,000	91,569,997
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 0.80%)
3.10%	04/15/20[1]	5,250,000	5,239,794
Graphic Packaging International LLC
4.13%	08/15/24	1,325,000	1,374,687
4.75%	07/15/27[2]	7,623,000	8,042,265
4.88%	11/15/22	5,635,000	5,902,663
L3Harris Technologies, Inc.
3.85%	06/15/23[2]	69,120,000	72,938,759
3.95%	05/28/24[2]	27,290,000	29,084,590
4.40%	06/15/28[2]	44,558,000	50,322,640
Northrop Grumman Corp.
3.25%	01/15/28	10,945,000	11,496,769
OI European Group BV (Netherlands)
4.00%	03/15/23[2,3]	3,364,000	3,393,435
Sealed Air Corp.
4.88%	12/01/22[2]	6,050,000	6,382,750
5.13%	12/01/24[2]	3,255,000	3,499,125
5.25%	04/01/23[2]	3,800,000	4,066,000
5.50%	09/15/25[2]	21,591,000	23,318,280
Silgan Holdings, Inc.
4.75%	03/15/25	3,558,000	3,655,845
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26[2,3]	10,865,000	11,448,451
United Technologies Corp.
8.75%	03/01/21	7,320,000	8,008,771
(LIBOR USD 3-Month plus 0.65%)
2.82%	08/16/21[1]	32,520,000	32,523,099
WRKCo, Inc.
4.90%	03/15/29	24,615,000	27,881,102

			962,789,801

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 130

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Information Technology — 0.23%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20	$7,584,000	$7,584,429
3.00%	01/15/22	3,842,000	3,880,488
Broadcom, Inc.
3.13%	04/15/21[2]	24,920,000	25,166,378
3.13%	10/15/22[2]	77,850,000	78,855,404
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25[2]	1,551,000	1,574,265
IQVIA, Inc.
5.00%	05/15/27[2]	14,032,000	14,716,060
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22[2,3]	4,600,000	4,750,770
4.13%	06/01/21[2,3]	14,665,000	15,052,751
SS&C Technologies, Inc.
5.50%	09/30/27[2]	27,399,000	28,684,013

			180,264,558

Insurance — 0.37%
Berkshire Hathaway Finance Corp.
4.20%	08/15/48	22,731,000	26,632,901
Farmers Exchange Capital
7.05%	07/15/28[2]	13,283,000	16,485,816
7.20%	07/15/48[2]	18,265,000	23,845,443
Farmers Exchange Capital II
6.15%	11/01/53[2,4]	61,460,000	76,364,050
Farmers Exchange Capital III
5.45%	10/15/54[2,4]	68,575,000	79,461,281
Farmers Insurance Exchange
4.75%	11/01/57[2,4]	17,070,000	17,951,351
Nationwide Mutual Insurance Co.
4.41%	12/15/24[2,4]	35,189,000	35,057,041
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54[2,4]	19,825,000	20,816,627

			296,614,510

Materials — 0.19%
Indonesia Asahan Aluminum Persero PT (Indonesia)
6.53%	11/15/28[2,3]	4,000,000	4,902,500
International Flavors & Fragrances, Inc.
5.00%	09/26/48	119,009,000	136,029,251
SASOL Financing USA LLC
5.88%	03/27/24	8,420,000	9,086,022

			150,017,773

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 1.37%
American Campus Communities
Operating Partnership LP
3.35%	10/01/20	$14,995,000	$15,150,123
3.63%	11/15/27	7,095,000	7,477,681
3.75%	04/15/23	45,679,000	47,714,433
4.13%	07/01/24	4,095,000	4,376,382
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21	6,025,000	6,142,045
AvalonBay Communities, Inc. (MTN)
(LIBOR USD 3-Month plus 0.43%)
2.73%	01/15/21[1]	60,530,000	60,513,315
Boston Properties LP
2.75%	10/01/26	38,327,000	38,701,569
3.20%	01/15/25	72,105,000	74,635,164
Digital Realty Trust LP
3.63%	10/01/22	5,490,000	5,685,685
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24	23,640,000	23,761,155
4.00%	01/15/30	29,470,000	29,750,260
4.38%	04/15/21	13,411,000	13,739,301
5.25%	06/01/25	65,037,000	71,848,390
5.30%	01/15/29	34,705,000	38,382,342
5.38%	11/01/23	31,616,000	34,318,852
5.38%	04/15/26	63,032,000	69,483,956
5.75%	06/01/28	34,128,000	38,948,239
HCP, Inc.
3.15%	08/01/22	10,530,000	10,770,790
3.25%	07/15/26	14,500,000	14,931,716
3.88%	08/15/24	24,274,000	25,901,402
4.00%	12/01/22	18,469,000	19,396,153
4.20%	03/01/24	20,709,000	22,281,315
4.25%	11/15/23	36,440,000	39,072,608
Healthcare Realty Trust, Inc.
3.75%	04/15/23	20,945,000	21,642,231
3.88%	05/01/25	20,446,000	21,378,453
Healthcare Trust of America Holdings LP
3.75%	07/01/27	18,945,000	19,850,416
Host Hotels & Resorts LP
5.25%	03/15/22	20,960,000	22,380,644
Hudson Pacific Properties LP
3.95%	11/01/27	2,000,000	2,099,015
4.65%	04/01/29	9,585,000	10,573,560
Kilroy Realty LP
3.45%	12/15/24	28,590,000	29,782,846
Kimco Realty Corp.
3.40%	11/01/22	5,185,000	5,363,357

See accompanying notes to Schedule of Portfolio Investments.

131 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Liberty Property LP
3.38%	06/15/23	$9,128,000	$9,431,706
Life Storage LP
3.88%	12/15/27	6,960,000	7,374,642
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50%	01/15/28	1,292,000	1,346,910
Mid-America Apartments LP
4.30%	10/15/23	9,636,000	10,299,373
Reckson Operating Partnership LP
7.75%	03/15/20	29,371,000	30,075,728
SBA Communications Corp.
4.88%	09/01/24	2,494,000	2,596,877
SL Green Operating Partnership LP
3.25%	10/15/22	44,126,000	45,022,552
(LIBOR USD 3-Month plus 0.98%)
3.15%	08/16/21[1]	21,635,000	21,638,757
SL Green Realty Corp.
4.50%	12/01/22	15,745,000	16,584,418
Ventas Realty LP
2.65%	01/15/25	2,650,000	2,670,940
3.25%	10/15/26	10,135,000	10,478,009
3.50%	02/01/25	22,540,000	23,616,846
3.75%	05/01/24	14,555,000	15,371,754
Ventas Realty LP/Ventas Capital Corp.
3.25%	08/15/22	7,357,000	7,546,199
WEA Finance LLC
3.15%	04/05/22[2]	6,330,000	6,460,377
Welltower, Inc.
4.00%	06/01/25	27,119,000	29,004,342

			1,085,572,828

Retail — 0.31%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22[2,3]	3,803,000	3,829,758
3.55%	07/26/27[2,3]	9,320,000	9,707,680
Cumberland Farms, Inc.
6.75%	05/01/25[2]	3,771,000	4,039,684
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.00%	04/17/20[1]	40,895,000	40,902,617
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25[2,3]	38,838,000	38,061,240
Family Dollar Stores, Inc.
5.00%	02/01/21	17,730,000	18,271,660
Rite Aid Corp.
6.13%	04/01/23[2]	78,707,000	62,737,350
Walgreens Boots Alliance, Inc.
3.45%	06/01/26	38,545,000	39,837,001

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Retail (continued)
3.80%	11/18/24	$10,315,000	$10,883,258
4.80%	11/18/44	13,049,000	13,787,841

			242,058,089

Services — 0.24%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28[2,3]	6,600,000	7,261,031
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26[2,3]	29,548,000	31,187,914
4.13%	08/01/23[3]	38,500,000	40,561,675
4.75%	02/15/25[2,3]	34,276,000	37,275,150
4.75%	08/01/28[3]	7,632,000	8,521,128
5.00%	11/01/22[2,3]	59,254,000	63,196,940
Service Corp. International/U.S.
4.63%	12/15/27	1,922,000	2,013,295

			190,017,133

Transportation — 0.46%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21	4,931,850	5,118,274
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21	1,774,050	1,834,190
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00%	07/15/25	13,860,366	14,639,478
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23	51,102,076	53,634,899
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35%	10/15/29	18,865,532	19,520,166
Continental Airlines Pass-Through Trust,
Series 1999-2 AMBC, Class C2
6.24%	03/15/20	5,653	5,699
Continental Airlines Pass-Through Trust,
Series 1999-2, Class A
7.26%	03/15/20	473,250	477,367
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20	4,119	4,198
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21	1,014,248	1,050,570
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22	60,514,509	63,915,424
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90%	04/19/22	427,471	442,497

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 132

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2009-2, Class A
7.25%	11/10/19	$26,869,496	$26,997,948
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23	32,770,488	34,685,595
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22	3,027,925	3,190,221
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/22[2,3]	20,315,000	20,541,610
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21	456,976	479,387
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23	16,398,816	17,946,520
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23	3,067,346	3,456,965
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	38,660,376	43,193,673
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63%	06/03/25	9,330	10,084
Union Pacific Corp.
3.95%	09/10/28	5,995,000	6,635,917
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30%	08/15/25	14,179,885	15,350,007
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50%	03/01/30	33,451,488	35,174,240

			368,304,929

Water — 0.11%
American Water Capital Corp.
3.45%	06/01/29	83,253,000	88,864,169

Total Corporates
(Cost $19,150,714,878)			20,012,711,325

FOREIGN GOVERNMENT OBLIGATIONS — 0.13%
Foreign Government Obligations — 0.13%
Bahrain Government International Bond,
Series REGS (Bahrain)
7.00%	10/12/28[3]	4,700,000	5,282,983
Brazilian Government International Bond
(Brazil)
4.63%	01/13/28[3]	5,700,000	6,066,282

Issues	Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations
(continued)
Colombia Government International Bond
(Colombia)
3.88%	04/25/27[3]	$4,700,000	$4,990,930
Dominican Republic International Bond,
Series REGS (Dominican Republic)
6.60%	01/28/24[3]	8,420,000	9,272,525
Egypt Government International Bond
(Egypt)
5.58%	02/21/23[2,3]	4,700,000	4,812,800
Mexico Government International Bond
(Mexico)
3.75%	01/11/28[3]	7,500,000	7,736,250
Oman Government International Bond
(Oman)
5.63%	01/17/28[2,3]	9,400,000	9,280,620
Perusahaan Penerbit SBSN Indonesia III,
Series REGS (Indonesia)
4.15%	03/29/27[3]	5,100,000	5,471,790
Qatar Government International Bond
(Qatar)
4.50%	04/23/28[3]	8,430,000	9,627,903
Russian Foreign Bond - Eurobond,
Series REGS (Russia)
4.75%	05/27/26[3]	9,400,000	10,277,960
Saudi Government International Bond,
Series REGS (EMTN) (Saudi Arabia)
4.50%	10/26/46[3]	3,800,000	4,251,250
Saudi Government International Bond
(Saudi Arabia)
4.00%	04/17/25[2,3]	8,420,000	9,043,080
South Africa Government International Bond
(South Africa)
4.67%	01/17/24[3]	7,500,000	7,867,969
Uruguay Government International Bond
(Uruguay)
4.38%	01/23/31[3]	6,570,000	7,264,843

Total Foreign Government Obligations
(Cost $94,374,001)			101,247,185

MORTGAGE-BACKED — 43.52%**
Non-Agency Commercial
Mortgage-Backed — 1.72%
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38[2,4]	122,855,000	138,908,365
Banc of America Merrill Lynch Trust,
Series 2011-FSHN, Class A
4.42%	07/11/33[2]	7,740,000	7,978,162
Bayview Commercial Asset Trust,
Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)

See accompanying notes to Schedule of Portfolio Investments.

133 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
2.56%	04/25/34[1,2]	$25,704	$25,532
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.43%)
2.45%	08/25/34[1,2]	240,092	236,239
BB-UBS Trust, Series 2012-SHOW, Class A
3.43%	11/05/36[2]	8,640,000	9,110,146
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39[2]	80,200,000	90,265,790
CALI Mortgage Trust, Series 2019-101C,
Class XA (IO)
0.44%	03/10/39[2,4]	272,551,000	7,263,838
Capmark Mortgage Securities, Inc.,
Series 1998-C2, Class X (IO)
1.30%	05/15/35[4]	2,710,880	23,385
CGRBS Commercial Mortgage Trust,
Series 2013-VN05, Class A
3.37%	03/13/35[2]	42,582,744	44,614,460
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class A
3.25%	05/10/35[2]	5,000	5,188
Commercial Mortgage Trust,
Series 2013-300P, Class A1
4.35%	08/10/30[2]	14,635,000	15,691,814
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05%	10/10/46	440,000	469,349
Commercial Mortgage Trust,
Series 2013-SFS, Class A2
3.09%	04/12/35[2,4]	7,205,000	7,401,909
Commercial Mortgage Trust,
Series 2014-277P, Class A
3.73%	08/10/49[2,4]	15,960,000	17,018,067
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33%	11/10/47	42,445,000	44,614,576
Commercial Mortgage Trust,
Series 2015-3BP, Class A
3.18%	02/10/35[2]	16,440,000	17,224,231
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36[2]	74,550,000	79,487,487
Core Industrial Trust, Series 2015-CALW,
Class A
3.04%	02/10/34[2]	45,744,931	46,819,708
Core Industrial Trust, Series 2015-TEXW,
Class A
3.08%	02/10/34[2]	3,051,927	3,121,147
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67%	09/10/35[2,4]	1,362,500	1,461,344

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
2.20%	04/15/35[1,2]	$6,418,298	$6,292,207
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37%	06/10/28[2]	73,520,000	74,704,837
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43[2]	1,732,337	1,744,541
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4
3.71%	08/10/44	67,335,000	68,604,979
GS Mortgage Securities Trust,
Series 2012-ALOH, Class A
3.55%	04/10/34[2]	59,497,000	61,251,067
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39[2]	84,860,000	90,778,450
Irvine Core Office Trust, Series 2013-IRV,
Class A1
2.07%	05/15/48[2]	5,479,297	5,468,980
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C5,
Class A3
4.17%	08/15/46	15,555,217	16,009,964
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-HSBC,
Class A
3.09%	07/05/32[2]	40,807,192	41,845,188
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37[2,4]	1,625,226	1,640,206
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A
3.35%	07/13/29[2]	975,000	992,628
Morgan Stanley Capital I Trust,
Series 2014-MP, Class A
3.47%	08/11/33[2]	94,742,500	97,087,244
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/13/49[2]	123,210,000	123,331,399
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28%	01/11/37[2]	15,810,000	16,587,591
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96%	01/15/32[2,4]	103,085,000	109,883,971
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43[2,4]	33,315,000	36,069,194

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 134

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
VNDO Mortgage Trust, Series 2012-6AVE,
Class A
3.00%	11/15/30[2]	$29,803,200	$30,518,352
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43[2]	900,000	912,276
WF-RBS Commercial Mortgage Trust,
Series 2010-C8, Class A3
3.00%	08/15/45	47,205,000	48,189,026

			1,363,652,837

Non-Agency Mortgage-Backed — 6.78%
Aames Mortgage Trust,
Series 2002-1, Class A3
(STEP-reset date 11/25/19)
5.15%	06/25/32	41,712	41,982
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.24%	02/25/37[1]	46,525,000	46,029,178
ACE Securities Corp. Home Equity Loan
Trust, Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.66%	05/25/34[1]	3,923	3,779
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.17%	06/25/36[1]	3,337,357	2,722,475
ACE Securities Corp. Home Equity Loan
Trust, Series 2007-ASAP2, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.21%	06/25/37[1]	43,825,880	36,281,977
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
2.56%	01/25/36[1]	312,582	296,894
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.25%	09/25/35[1]	92,332	92,575
Adjustable Rate Mortgage Trust,
Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
2.22%	08/25/36[1]	8,593,930	8,596,005
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31	7,364	7,830
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)
3.95%	09/25/35[1]	567,579	562,238

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
3.45%	02/25/36[1]	$49,710,518	$49,579,266
Alternative Loan Trust,
Series 2005-84, Class 1A1
3.67%	02/25/36[4]	62,466	50,133
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
4.39%	02/25/37[4]	1,653,687	1,631,564
Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)
2.19%	06/25/46[1]	332,514	327,064
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.22%	03/25/37[1]	648,850	222,635
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative
Average plus 1.15%)
3.63%	10/25/46[1]	47,699,895	43,654,567
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.14%	03/25/47[1]	14,925,065	13,925,236
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.69%	10/25/34[1]	6,319,779	6,350,571
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
2.41%	03/25/36[1]	17,198,124	17,194,822
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.68%	11/25/34[1]	23,448,565	23,134,058
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.47%	01/25/36[1]	12,731,730	12,811,035
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1998-1,
Class A5 (STEP-reset date 11/25/19)
7.15%	10/25/27	45,331	48,135

See accompanying notes to Schedule of Portfolio Investments.

135 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates Series 2005-W3,
Class M1
(LIBOR USD 1-Month plus 0.44%)
2.46%	11/25/35[1]	$19,840,000	$19,758,602
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2004-W6,
Class AV2
(LIBOR USD 1-Month plus 0.90%)
2.92%	05/25/34[1]	11,965,488	12,050,440
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2005-W2,
Class A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	10/25/35[1]	5,666,900	5,679,917
Argent Securities, Inc., Asset-Backed
Pass-Through Certificates, Series 2005-W3,
Class A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	11/25/35[1]	26,405,905	26,093,106
Asset-Backed Funding Certificates,
Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.65%	03/25/35[1]	7,224,629	7,248,620
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.16%)
2.18%	11/25/36[1]	53,726,286	32,712,404
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
3.02%	06/25/37[1]	23,049,429	20,971,869
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.14%	07/25/36[1]	14,480,907	14,344,079
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
2.25%	11/25/36[1]	18,411,000	16,895,482
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32	19,348	20,776
Banc of America Funding Trust,
Series 2006-D, Class 3A1
4.24%	05/20/36[4]	5,414,322	5,327,150
Banc of America Funding Trust,
Series 2006-E, Class 2A1
4.65%	06/20/36[4]	80,104	80,001
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.48%	07/20/36[1]	$4,523,377	$4,530,014
Banc of America Funding Trust,
Series 2006-H, Class 3A1
4.25%	09/20/46[4]	1,383,000	1,313,900
Banc of America Funding Trust,
Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.26%	06/26/36[1,2]	5,007,517	5,005,506
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	08/27/36[1,2]	25,432,471	25,206,048
Banc of America Funding Trust,
Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	04/29/37[1,2]	9,400,054	9,364,530
Banc of America Funding Trust,
Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)
2.30%	09/29/36[1,2]	6,081,555	6,094,022
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.23%	03/27/36[1,2]	4,724,326	4,720,607
Banc of America Funding Trust,
Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)
2.15%	10/26/36[1,2]	26,136,460	25,979,555
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
2.15%	10/26/36[1,2]	42,536,000	41,590,250
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40[2,4]	27,004,308	27,014,561
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
4.70%	07/25/34[4]	44,106	46,174
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
4.64%	04/25/35[4]	420,911	425,993
Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00%	07/25/46[1]	152,225	144,321
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00%	03/25/37	762,777	725,662
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00%	09/25/37	424,141	414,859

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 136

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September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2007-AA2,
Class 2A5
6.00%	04/25/37	$301,130	$249,059
BCAP LLC Trust, Series 2007-AA5,
Class A1
(LIBOR USD 1-Month plus 0.65%)
2.67%	09/25/47[1]	21,515,244	20,561,828
BCAP LLC Trust, Series 2011-RR3,
Class 5A3
3.63%	11/27/37[2,4]	789,913	792,649
BCAP LLC Trust, Series 2015-RR2,
Class 26A1
4.99%	03/28/36[2,4]	1,851,779	1,866,336
Bear Stearns ALT-A Trust, Series 2005-4,
Class 22A2
4.36%	05/25/35[4]	18,939	18,966
Bear Stearns ALT-A Trust, Series 2005-7,
Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.56%	08/25/35[1]	320,934	324,583
Bear Stearns ALT-A Trust, Series 2006-4,
Class 32A1
4.12%	07/25/36[4]	1,924,395	1,646,550
Bear Stearns ARM Trust, Series 2004-1,
Class 13A2
4.59%	04/25/34[4]	7,629	7,753
Bear Stearns ARM Trust, Series 2004-10,
Class 14A1
4.44%	01/25/35[4]	2,927,427	2,946,408
Bear Stearns ARM Trust, Series 2006-4,
Class 2A1
4.04%	10/25/36[4]	525,458	493,851
Bear Stearns Asset-Backed Securities I
Trust, Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
2.27%	08/25/20[1]	1,582,603	1,028,597
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36	614,519	739,628
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
2.16%	11/25/36[1]	8,559,469	7,853,056
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1
(STEP-reset date 11/25/19)
5.50%	01/25/34	668,965	682,145
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2
(STEP-reset date 11/25/19)
5.75%	01/25/34	603,117	616,234

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
2.20%	10/25/36[1]	$2,239,882	$2,136,968
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
2.19%	06/25/47[1]	580,274	565,016
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.50%	10/25/35[1]	506,445	508,624
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.33%	01/25/36[1]	63,781,567	63,867,915
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/36[1]	6,979,129	6,948,806
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
2.62%	07/25/33[1]	3,059	2,802
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
2.52%	02/26/35[1]	5,668	5,413
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.97%	09/25/36[4]	777,227	732,478
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50%	11/25/21	1,766,871	1,230,044
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.40%	07/25/37[4]	2,101,905	2,138,445
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20	626,854	590,035
Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
2.22%	09/25/36[1]	8,406,664	6,962,013
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
4.10%	10/25/57[1,2]	229,382,262	239,183,239
CIM Trust, Series 2017-5, Class A2A
2.50%	05/25/57[2,4]	63,608,916	62,700,553
CIM Trust, Series 2017-6, Class A1
3.02%	06/25/57[2,4]	56,257,184	56,555,561

See accompanying notes to Schedule of Portfolio Investments.

137 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65[2,4]	$119,363,653	$119,328,441
CIM Trust, Series 2018-R1, Class A1
3.65%	05/01/55[2]	106,523,893	103,960,150
CIM Trust, Series 2018-R2, Class A1
3.69%	08/25/57[2,4]	80,979,908	81,231,043
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57[2,4]	57,213,120	58,052,094
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58[2,4]	140,394,912	142,516,602
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
3.18%	09/25/58[1,2]	116,596,070	115,925,270
CIM Trust, Series 2019-R1, Class A
3.25%	10/25/58[2,4]	273,349,175	275,716,379
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.37%	10/25/37[1,2]	57,216,979	58,004,176
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00%	02/25/35	226,708	231,271
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5
(STEP-reset date 11/25/19)
5.25%	09/25/36	373,549	375,999
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5
(STEP-reset date 11/25/19)
5.26%	03/25/37	650,000	677,744
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
4.18%	02/25/34[4]	128,067	126,090
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-RR2, Class A2
4.96%	05/25/34[2,4]	1,696,374	1,766,252
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
3.94%	10/25/35[4]	643,349	490,231
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	11/25/35[1]	161,551	134,707
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.22%	01/25/37[1]	21,142	21,174
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/37[1]	557,776	555,977

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
2.53%	01/25/36[1]	$595,010	$596,595
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
4.73%	03/25/36[4]	12,059,704	11,165,891
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
4.55%	06/25/36[4]	4,143,917	4,045,608
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.31%	08/25/36[1]	305,000	303,095
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1
(STEP-reset date 11/25/19)
6.75%	05/25/36	44,428,916	32,651,992
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
3.54%	03/25/37[4]	448,628	384,185
Citigroup Mortgage Loan Trust,
Series 2010-7, Class 2A1
4.57%	02/25/35[2,4]	6,675	6,693
Citigroup Mortgage Loan Trust,
Series 2012-3, Class 4A1
4.09%	11/25/36[2,4]	19,170	19,184
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
3.94%	02/20/36[1,2]	15,101,093	15,372,145
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.35%	06/25/47[1,2]	10,696,723	10,774,630
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
3.16%	03/25/47[1,2]	15,865,404	15,778,089
Citigroup Mortgage Loan Trust,
Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
2.69%	03/25/36[1,2]	5,095,388	5,070,595
Conseco Finance Corp., Series 1996-7,
Class M1
7.70%	09/15/26[4]	3,280,850	3,467,854
Conseco Finance Corp., Series 1998-2,
Class A5
6.24%	12/01/28	6,475	6,526
Conseco Finance Corp., Series 1998-6,
Class A8
6.66%	06/01/30[4]	1,739,123	1,801,889

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 138

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2
8.00%	06/15/32[2,4]	$182,670	$187,389
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32[4]	182,519	183,147
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
2.82%	10/25/47[1]	11,660,252	11,385,258
Countrywide Asset-Backed Certificates,
Series 2005-11, Class AF4
5.21%	03/25/34[4]	4,278,346	4,329,943
Countrywide Asset-Backed Certificates,
Series 2005-13, Class AF4
5.81%	04/25/36[4]	238,850	214,116
Countrywide Asset-Backed Certificates,
Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
2.48%	11/25/35[1]	13,813,022	13,796,504
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2001-HYB1,
Class 1A1
3.96%	06/19/31[4]	9,831	9,850
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2003-J8,
Class 1A4
5.25%	09/25/23	68,775	69,842
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.79%	08/25/34[4]	963,055	950,414
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-25,
Class 1A1
(LIBOR USD 1-Month plus 0.66%)
2.68%	02/25/35[1]	118,427	115,011
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB3,
Class 1A
4.91%	06/20/34[4]	21,016	21,804
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB4,
Class 2A1
4.22%	09/20/34[4]	1,043,682	1,037,413
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-11,
Class 1A2
4.97%	04/25/35[4]	828,457	825,348
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-31,
Class 2A3
3.78%	01/25/36[4]	186,432	180,092

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.62%	05/25/35[1]	$3,971,978	$3,495,816
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-HY5,
Class 1A1
4.41%	09/25/47[4]	926,675	918,204
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-HYB1,
Class 1A1
3.37%	03/25/37[4]	1,229,073	1,061,424
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR20,
Class 2A4
4.45%	08/25/33[4]	15,185	15,670
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-6,
Class 8A1
4.50%	07/25/20	4,048	4,005
Credit Suisse First Boston Mortgage-Backed
Pass-Through Certificates, Series 2004-1,
Class 2A1
6.50%	02/25/34	27,439	28,873
Credit Suisse First Boston Mortgage-Backed
Pass-Through Certificates, Series 2004-AR5,
Class 6A1
4.60%	06/25/34[4]	146,424	152,118
Credit Suisse Mortgage Capital,
Mortgage-Backed Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
2.72%	03/25/36[1]	3,951,772	2,048,062
Credit Suisse Mortgage Capital,
Mortgage-Backed Trust,
Series 2007-2, Class 3A4
5.50%	03/25/37	1,915,317	1,662,654
Credit Suisse Mortgage Capital,
Series 2010-17R, Class 1A1
4.44%	06/26/36[2,4]	92,563	93,162
Credit Suisse Mortgage Capital,
Series 2014-11R, Class 10A1
(LIBOR USD 1-Month plus 0.22%)
2.37%	05/27/37[1,2]	671,750	674,480
Credit Suisse Mortgage Capital,
Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
3.85%	08/27/36[1,2]	7,976,018	8,039,369
Credit Suisse Mortgage Capital,
Series 2015-1R, Class 5A1
4.36%	09/27/35[2,4]	3,507,837	3,540,946

See accompanying notes to Schedule of Portfolio Investments.

139 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital,
Series 2015-2R, Class 4A1
2.35%	06/27/47[2,4]	$13,556,145	$13,493,502
Credit Suisse Mortgage Capital,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.35%	11/27/46[1,2]	8,975,314	8,750,601
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 11/25/19)
4.00%	02/25/37	34,986,599	27,952,459
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2D
(STEP-reset date 11/25/19)
4.00%	02/25/37	25,615,399	20,460,016
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2E
(STEP-reset date 11/25/19)
4.00%	02/25/37	4,658,121	3,721,369
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB1,
Class AF (STEP-reset date 11/25/19)
3.95%	01/25/33	13,318	13,729
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB4,
Class M1
(LIBOR USD 1-Month plus 1.04%)
3.05%	03/25/33[1]	3,007,740	3,017,137
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB5,
Class M1
(LIBOR USD 1-Month plus 1.02%)
3.04%	11/25/33[1]	80,961	80,480
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB8,
Class A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	10/25/36[1]	16,952,189	15,119,984
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB9,
Class A3
(LIBOR USD 1-Month plus 0.15%)
2.17%	11/25/36[1]	30,744,575	19,321,650
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF4 (STEP-reset date 11/25/19)
3.55%	01/25/37	7,314,220	3,454,422
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF5 (STEP-reset date 11/25/19)
3.55%	01/25/37	13,745,160	6,490,476

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A2
(LIBOR USD 1-Month plus 0.17%)
2.19%	04/25/37[1]	$29,090,565	$22,138,560
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB7,
Class A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	10/25/36[1]	55,239,643	43,733,109
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B
(STEP-reset date 11/25/19)
5.78%	12/25/36	5,268,016	599,893
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.21%	08/25/36[1]	3,764,022	3,624,596
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.15%	12/25/36[1]	1,994,347	1,076,521
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR6, Class AR6
(LIBOR USD 1-Month plus 0.19%)
2.21%	02/25/37[1]	748,612	695,178
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
3.80%	10/25/47[1]	35,138,561	34,834,237
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	07/25/47[1]	54,169,240	52,129,016
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35	454,241	450,256
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2006-AR1, Class 2A1
4.20%	02/25/36[4]	1,094,101	1,035,897
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.42%	01/19/45[1]	2,526,623	2,343,592
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
2.56%	02/19/45[1]	356,787	356,309
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
2.30%	07/19/45[1]	191,474	191,117

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 140

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.26%	10/19/36[1]	$18,950,599	$17,369,274
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
2.20%	04/19/47[1]	10,156,323	9,022,301
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22%	02/25/33[4]	10,678	10,700
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1
(STEP-reset date 11/25/19)
5.80%	11/25/32	36,213	38,376
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.18%	10/25/36[1]	15,027,424	11,827,795
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.26%	10/25/36[1]	947,593	755,754
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.13%	12/25/37[1]	8,252,358	7,742,731
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.18%	12/25/37[1]	22,694,725	21,403,613
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.23%	12/25/37[1]	16,448,398	15,592,663
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.15%)
2.17%	04/25/36[1]	25,925,851	24,905,839
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
2.25%	07/25/36[1]	31,440,000	30,159,524
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
2.16%	01/25/38[1]	73,673,536	52,357,822
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.12%	03/25/37[1]	27,859,112	18,105,277

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.17%	03/25/37[1]	$15,971,183	$10,483,053
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.24%	03/25/37[1]	29,737,920	19,789,197
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA2, Class 1A1
4.11%	08/25/34[4]	7,912,049	7,903,118
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
4.05%	09/25/34[4]	31,023	31,182
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA4, Class A1
4.24%	10/25/34[4]	1,340,585	1,350,067
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA10, Class 1A1
4.14%	12/25/35[4]	15,645,031	14,647,861
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA12, Class 2A1
4.06%	02/25/36[4]	16,370,803	14,568,677
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA4, Class 2A1
3.89%	06/25/35[4]	16,472,676	15,637,170
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA7, Class 2A1
4.09%	09/25/35[4]	14,325,949	13,925,435
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA8, Class 2A1
3.98%	10/25/35[4]	17,404,628	14,063,938
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA9, Class 2A1
4.23%	11/25/35[4]	16,927,687	15,405,705
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA1, Class 1A1
4.11%	03/25/36[4]	20,620,939	17,570,921
First Horizon Alternative Mortgage Securities
Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37	12,045	8,818
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.61%	12/25/34[4]	182,097	190,923
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
4.71%	01/25/37[4]	103,710	91,911
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
4.28%	11/25/37[4]	227,575	203,662

See accompanying notes to Schedule of Portfolio Investments.

141 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
FNBA Mortgage Loan Trust,
Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
2.46%	08/19/34[1]	$5,052	$5,068
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.84%	06/25/30[1]	23,993	20,084
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
4.04%	11/19/35[4]	661,540	637,998
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
3.88%	05/19/36[4]	1,566,496	1,018,756
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.26%	08/25/45[1]	1,650,131	1,482,148
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
2.22%	10/25/45[1]	15,742,589	13,989,086
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A7
0.00%	01/25/478,†	37,800,000	—
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
2.18%	02/25/37[1]	1,657,604	1,660,510
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75%	10/25/57[2]	49,593,557	50,695,178
GSAA Home Equity Trust, Series 2005-11,
Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.30%	10/25/35[1]	4,635,945	4,699,286
GSAA Home Equity Trust, Series 2005-9,
Class 2A3
(LIBOR USD 1-Month plus 0.37%)
2.39%	08/25/35[1]	296,760	297,288
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
2.37%	12/25/35[1]	25,693,000	25,203,505
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
4.53%	08/25/34[4]	3,013	3,033
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
4.26%	08/25/34[4]	337,307	341,843

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
4.30%	10/25/35[4]	$3,174,151	$2,435,278
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
4.55%	09/25/35[4]	138,502	141,203
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
4.57%	05/25/37[4]	2,263,697	2,001,372
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
4.30%	04/19/34[4]	6,297	6,186
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
2.74%	01/19/35[1]	364,947	330,664
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
4.12%	06/19/34[4]	3,308	3,375
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
2.54%	06/19/35[1]	421,649	425,503
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
4.95%	07/19/35[4]	44,740	40,793
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.26%	11/19/36[1]	78,263,986	70,401,594
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.27%	09/19/46[1]	89,733,805	86,774,958
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
3.02%	10/25/37[1]	29,533,670	29,044,182
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
3.02%	10/25/37[1]	24,962,772	24,979,604
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	10/25/36[1]	62,707,286	29,478,526
Impac CMB Trust, Series 2005-1,
Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	04/25/35[1]	4,557,730	4,439,786

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 142

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust, Series 2005-4,
Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.27%	05/25/35[1]	$5,499,847	$5,198,867
Impac Secured Assets Corp.,
Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.92%	11/25/34[1]	541,201	550,237
Impac Secured Assets Corp.,
Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
2.92%	02/25/35[1]	670,000	669,366
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.17%)
2.19%	11/25/36[1]	9,179,045	8,859,669
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
2.13%	05/25/37[1]	8,360,974	7,146,369
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.27%	05/25/37[1]	61,493,933	50,306,940
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
4.09%	08/25/34[4]	1,260,360	1,286,064
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
2.82%	08/25/34[1]	18,489	17,688
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.88%	09/25/34[1]	62,494	56,256
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
4.17%	03/25/35[4]	662,328	661,755
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
3.99%	09/25/35[4]	4,562,505	3,897,382
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.59%	10/25/35[4]	26,092,115	22,790,967
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
3.98%	01/25/36[4]	1,141,082	1,092,287
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
2.50%	04/25/35[1]	608,017	596,834

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.94%	08/25/36[4]	$16,154,765	$13,315,843
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
2.14%	08/25/36[1]	181,352	165,870
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
2.22%	10/25/36[1]	23,427,211	22,645,012
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.73%	05/25/36[4]	3,919,957	3,657,825
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.98%	05/25/36[4]	27,715,859	22,861,065
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
4.17%	03/25/37[4]	648,574	625,706
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.34%	06/25/37[4]	4,107,962	3,528,159
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.80%	11/25/37[4]	2,897,660	2,851,422
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1,
Class A3
6.61%	02/25/28	83,304	84,172
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
4.32%	05/25/36[4]	760,757	662,282
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.14%	05/25/36[4]	7,705,093	6,048,019
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
2.68%	09/25/35[1]	7,849,987	7,867,122
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A
(STEP-reset date 11/25/19)
5.83%	07/25/36	36,164,367	18,719,412
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6
(STEP-reset date 11/25/19)
6.00%	07/25/36	5,043,034	2,535,173
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.25%	11/25/36[1]	368,449	369,313

See accompanying notes to Schedule of Portfolio Investments.

143 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.23%	03/25/37[1]	$764,109	$764,958
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
2.17%	05/25/37[1]	54,851,338	52,899,851
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
2.12%	03/25/47[1]	141,254	97,194
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2
(STEP-reset date 11/25/19)
4.21%	03/25/47	9,240,537	7,576,776
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3
(STEP-reset date 11/25/19)
4.21%	05/25/35	7,777,040	6,376,751
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4
(STEP-reset date 11/25/19)
4.21%	03/25/47	3,535,018	2,898,494
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.30%	03/25/47[1]	240,000	212,695
JPMorgan Mortgage Trust, Series 2003-A2,
Class 2A3
4.05%	11/25/33[4]	161,474	159,290
JPMorgan Mortgage Trust, Series 2004-A4,
Class 1A3
4.78%	09/25/34[4]	521,268	548,824
JPMorgan Mortgage Trust, Series 2005-A5,
Class TA1
4.53%	08/25/35[4]	136,471	139,927
JPMorgan Mortgage Trust, Series 2005-S2,
Class 4A3
5.50%	09/25/20	2,113,285	1,937,699
JPMorgan Mortgage Trust, Series 2006-A2,
Class 5A3
4.52%	11/25/33[4]	5,360	5,336
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
4.38%	05/25/36[4]	1,087,822	1,069,703
JPMorgan Mortgage Trust, Series 2006-A3,
Class 3A3
4.19%	05/25/36[4]	757,790	756,104
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A1
4.51%	06/25/36[4]	614,360	555,968

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A4
4.51%	06/25/36[4]	$1,980,501	$1,825,004
JPMorgan Mortgage Trust, Series 2006-A5,
Class 2A4
4.45%	08/25/36[4]	554,205	488,800
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
4.63%	07/25/35[4]	1,749,367	1,796,029
JPMorgan Mortgage Trust, Series 2007-A3,
Class 2A3
4.33%	05/25/37[4]	2,729,370	2,637,428
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
4.16%	05/25/37[4]	443,505	439,580
JPMorgan Mortgage Trust, Series 2007-A4,
Class 1A1
4.24%	06/25/37[4]	4,026,775	3,773,234
JPMorgan Mortgage Trust, Series 2007-A4,
Class 2A3
4.53%	06/25/37[4]	609,196	566,005
JPMorgan Resecuritization Trust,
Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
2.34%	12/27/46[1,2]	9,679,333	9,517,574
Lehman XS Trust, Series 2005-5N,
Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.32%	11/25/35[1]	10,366,532	10,350,549
Lehman XS Trust, Series 2005-7N,
Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
2.56%	12/25/35[1]	457,168	441,230
Lehman XS Trust, Series 2006-12N,
Class A31A
(LIBOR USD 1-Month plus 0.20%)
2.22%	08/25/46[1]	17,867,347	17,050,927
Lehman XS Trust, Series 2006-13,
Class 1A2
(LIBOR USD 1-Month plus 0.34%)
2.36%	09/25/36[1]	2,379,912	2,419,668
Lehman XS Trust, Series 2006-14N,
Class 3A2
(LIBOR USD 1-Month plus 0.24%)
2.26%	08/25/36[1]	62,416	61,089
Lehman XS Trust, Series 2006-5,
Class 1A1A
(LIBOR USD 1-Month plus 0.21%)
2.23%	04/25/36[1]	33,622,112	31,946,850
Lehman XS Trust, Series 2006-8,
Class 1A1A
(LIBOR USD 1-Month plus 0.16%)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 144

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.18%	06/25/36[1]	$39,663,719	$35,113,437
Lehman XS Trust, Series 2006-9,
Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.18%	05/25/46[1]	548,682	640,070
Lehman XS Trust, Series 2007-4N,
Class 1A3
(LIBOR USD 1-Month plus 0.24%)
2.26%	03/25/47[1]	26,961,828	24,509,571
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.92%	10/25/34[1]	42,328	42,428
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.26%	01/25/34[4]	37,079	37,533
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
4.27%	11/25/33[4]	1,056,529	1,063,129
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.73%	11/21/34[4]	4,066,079	4,194,264
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
4.39%	10/25/34[4]	406,025	408,416
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
3.63%	06/25/34[4]	250	245
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
4.41%	09/25/34[4]	3,367,189	3,347,761
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
4.58%	05/25/36[4]	7,248,512	5,617,834
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.17%	11/25/36[1]	15,339,042	7,494,085
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.23%	11/25/36[1]	4,260,845	2,115,947
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.23%	05/25/37[1]	35,472,986	34,392,724
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.64%	10/25/32[4]	18,040	18,721

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.73%	11/15/31[1]	$1,344,730	$1,361,462
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	04/25/37[1]	184,610,600	119,498,164
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
2.19%	04/25/37[1]	35,225,066	19,851,371
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
2.27%	04/25/37[1]	73,790,943	42,290,379
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.26%	05/25/37[1]	36,241,101	23,604,536
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
2.34%	05/25/37[1]	17,897,429	11,831,733
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.20%	06/25/37[1]	14,908,945	12,028,296
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/37[1]	19,912,458	16,429,520
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
2.14%	07/25/37[1]	32,066,630	21,731,215
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
2.18%	07/25/37[1]	23,505,636	15,888,887
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.41%	10/25/33[4]	413,697	419,504
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
4.38%	08/25/34[4]	1,541,270	1,552,922
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
2.23%	02/25/36[1]	10,700	10,593

See accompanying notes to Schedule of Portfolio Investments.

145 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.34%)
2.36%	08/25/35[1]	$333,064	$334,417
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B
(STEP-reset date 11/25/19)
5.61%	03/25/37	31,222,352	10,380,747
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D
(STEP-reset date 11/25/19)
5.90%	03/25/37	24,436,661	8,124,457
Merrill Lynch Mortgage-Backed Securities
Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.40%)
4.15%	08/25/36[1]	4,837,419	4,818,149
Mid-State Capital Corp., Series 2004-1,
Class A
6.01%	08/15/37	289,916	313,662
Mid-State Capital Corp., Series 2005-1,
Class A
5.75%	01/15/40	14,591,723	15,961,223
Mid-State Capital Corp., Series 2006-1,
Class A
5.79%	10/15/40[2]	10,992,387	12,233,142
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38	239,674	254,883
Morgan Stanley ABS Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.32%	12/25/35[1]	2,105,353	2,102,615
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
2.34%	01/25/35[1]	138,670	137,558
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
4.01%	09/25/34[4]	856,616	848,807
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
2.28%	04/25/35[1]	2,810,575	2,812,314
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[4]	799,856	326,943
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S
(STEP-reset date 11/25/19)
5.50%	02/25/47	139,066	137,999

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
2.14%	04/25/37[1]	$5,487,606	$2,533,497
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 2B
(1.00 X LIBOR USD 1-Month plus 0.24%, 11.50% Cap)
2.63%	12/26/46[1,2]	17,325,595	17,271,295
Morgan Stanley Resecuritization Trust,
Series 2013-R9, Class 3A
4.05%	06/26/46[2,4]	484,762	486,728
Morgan Stanley Resecuritization Trust,
Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.82%)
3.30%	12/26/46[1,2]	9,712,495	9,682,608
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 4A
(Federal Reserve US 12-Month Cumulative
Average plus 0.98%)
3.46%	07/26/46[1,2]	3,262,728	3,264,212
Morgan Stanley Resecuritization Trust,
Series 2014-R4, Class 2A
4.26%	08/26/34[2,4]	1,655,127	1,686,447
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative
Average plus 0.75%)
2.86%	06/26/47[1,2]	20,895,923	20,668,333
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumulative
Average plus 0.96%)
3.44%	06/26/47[1,2]	6,285,350	6,293,726
Morgan Stanley Resecuritization Trust,
Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
2.94%	08/26/47[1,2]	10,364,265	10,316,192
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.66%	02/25/35[1]	5,942,316	6,010,697
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.30%	10/25/35[1]	7,202,348	7,267,023
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	12/25/35[1]	1,180,622	1,178,307
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.30%	09/25/36[1]	10,179,653	10,133,866

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 146

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/37[1]	$8,265,000	$7,982,321
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
3.10%	01/25/34[1]	140,688	142,292
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.69%	03/25/35[1]	642,956	646,000
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.24%	02/25/36[1]	298,635	293,646
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
2.29%	03/25/36[1]	23,335,095	23,310,989
Nomura Resecuritization Trust,
Series 2011-4RA, Class 2A1
3.73%	06/26/37[2,4]	679,074	684,249
Nomura Resecuritization Trust,
Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
2.65%	11/26/36[1,2]	4,407,316	4,385,171
Nomura Resecuritization Trust,
Series 2014-4R, Class 1A1
4.03%	01/26/36[2,4]	597,810	600,269
Nomura Resecuritization Trust,
Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
1.25%	03/26/37[1,2]	5,707,583	5,680,058
Nomura Resecuritization Trust,
Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
2.28%	01/26/37[1,2]	8,864,127	8,814,166
NRPL, Series 2019-3A, Class A1
3.00%	06/25/592,4,†	52,500,000	52,419,020
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29[4]	21,460,028	11,012,411
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.24%	01/25/36[1]	17,933,485	17,607,618
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	05/25/37[1]	21,849,860	21,150,125

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.26%	05/25/37[1]	$22,037,902	$18,838,891
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5
(STEP-reset date 11/25/19)
3.72%	01/25/36	22,910,000	20,718,533
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
2.28%	11/25/36[1]	70,580	69,899
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.33%	06/25/47[1]	23,015,500	20,967,776
Popular ABS, Inc., Series 1998-1,
Class A2 (STEP-reset date 11/25/19)
7.48%	11/25/29	48,147	47,893
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
4.88%	08/25/33[4]	484,802	501,963
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
4.88%	12/25/35[4]	4,501,287	2,971,158
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.47%	04/25/35[4]	1,214,604	1,130,654
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
4.22%	07/25/35[4]	3,889,152	3,376,660
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
3.45%	01/25/46[1]	6,049,007	5,531,060
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.59%	01/25/36[4]	153,564	135,381
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.91%	01/25/36[4]	15,493,280	14,004,284
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
2.20%	08/25/36[1]	27,038,668	25,805,307
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.56%	08/25/36[4,5,6]	26,809,198	621,949
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)

See accompanying notes to Schedule of Portfolio Investments.

147 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.40%	09/25/36[1]	$256,344	$201,374
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36[4,5,6]	88,670,994	1,447,581
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.71%	06/25/36[4,5,6]	45,454,130	1,162,342
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78%	08/25/36[4,5,6]	109,522,524	3,496,731
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.47%	09/25/37[4,5,6]	78,184,861	1,774,742
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37[4,5,6]	48,670,086	719,154
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.27%	03/25/37[4,5,6]	58,697,887	556,162
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.32%	04/25/37[4,5,6]	122,429,533	1,734,012
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.39%	06/25/37[4,5,6]	40,238,420	601,017
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.40%	06/25/37[4,5,6]	104,932,834	1,977,022
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A2
6.50%	12/25/31	2,477	2,480
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A8
6.50%	11/25/31	36,582	38,820
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50%	12/25/31	26,693	17,670
Residential Asset Mortgage Products Trust,
Series 2005-RS8, Class A3
(LIBOR USD 1-Month plus 0.37%)
2.39%	09/25/35[1]	813,611	813,647
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
2.57%	09/25/35[1]	750,000	754,956
Residential Asset Securities Trust,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.35%	04/25/36[1]	815,000	808,510
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
4.51%	12/25/34[4]	256,033	255,438

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.42%	12/25/34[4]	$20,818	$21,187
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
4.45%	12/25/34[4]	471,464	486,763
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25%	07/25/36	2,353,309	2,464,425
Residential Funding Mortgage Securities
Trust, Series 2005-SA5, Class 1A
4.09%	11/25/35[4]	5,058,066	4,113,166
Residential Funding Mortgage Securities
Trust, Series 2006-SA3, Class 3A1
4.96%	09/25/36[4]	752,449	722,026
Residential Funding Mortgage Securities
Trust, Series 2006-SA3, Class 4A1
5.38%	09/25/36[4]	356,720	287,587
Residential Funding Mortgage Securities
Trust, Series 2006-SA4, Class 2A1
5.29%	11/25/36[4]	97,996	94,704
Residential Funding Mortgage Securities
Trust, Series 2007-SA2, Class 2A2
4.90%	04/25/37[4]	1,949,950	1,849,346
Saxon Asset Securities Trust, Series 2001-2,
Class AF6 (STEP-reset date 11/25/19)
6.81%	06/25/16	3,243	3,771
Saxon Asset Securities Trust, Series 2007-1,
Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.17%	01/25/47[1]	6,329,369	6,236,207
Saxon Asset Securities Trust, Series 2007-3,
Class 2A3
(LIBOR USD 1-Month plus 0.40%)
2.42%	09/25/47[1]	32,174,000	29,495,675
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB1, Class AF2
(STEP-reset date 11/25/19)
3.31%	01/25/36	7,833,327	6,795,926
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
2.13%	02/25/37[1]	6,649,942	3,681,549
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
2.29%	02/25/37[1]	32,919,294	18,891,161
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.25%	02/25/37[1]	44,515,683	25,659,948

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 148

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
2.15%	05/25/37[1]	$19,169,321	$14,750,079
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
2.37%	05/25/37[1]	14,457,336	11,476,349
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.17%	12/25/36[1]	35,540,878	20,678,806
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
2.16%	01/25/37[1]	18,903,954	16,029,270
Sequoia Mortgage Trust, Series 2003-2,
Class A1
(LIBOR USD 1-Month plus 0.66%)
2.70%	06/20/33[1]	734	714
Sequoia Mortgage Trust, Series 2003-8,
Class A1
(LIBOR USD 1-Month plus 0.64%)
2.68%	01/20/34[1]	1,579	1,541
Sequoia Mortgage Trust, Series 2004-3,
Class A
(LIBOR USD 6-Month plus 0.50%)
3.13%	05/20/34[1]	372,880	368,948
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.26%	12/25/36[1,2]	15,668,987	10,397,147
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.69%	06/25/35[1]	23,491,956	23,526,001
STRU JPM-2272 Coll
2.19%	10/01/29	122,500,000	122,389,750
STRU JPM-2370 Coll
2.36%	11/01/29	140,324,000	141,376,430
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-1, Class 3A3
4.70%	02/25/34[4]	22,733	23,573
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
4.16%	09/25/34[4]	7,064,123	7,067,692
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 1A
4.27%	10/25/34[4]	169,843	164,839

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 2A
4.39%	10/25/34[4]	$8,075,457	$8,135,956
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
4.29%	10/25/34[4]	2,369,332	2,298,410
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-17, Class A1
2.91%	11/25/34[4]	38,172	36,485
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-20, Class 1A2
4.12%	01/25/35[4]	658,722	661,380
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
4.47%	06/25/35[4]	2,387,147	2,375,106
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-18, Class 7A3
3.98%	09/25/35[4]	16,954,003	14,291,090
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.18%	01/25/37[1]	33,490,415	31,880,956
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-9, Class 2A1
4.10%	10/25/47[4]	788,634	707,034
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.28%)
2.30%	02/25/36[1]	627,734	608,151
Structured Asset Mortgage Investments II
Trust, Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
2.14%	10/25/36[1]	23,276,165	21,756,965
Structured Asset Mortgage Investments II
Trust, Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)
3.95%	08/25/47[1]	141,873,579	141,075,569
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-WF2, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.33%	07/25/36[1]	2,332,851	2,349,724
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-WF3, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.16%	09/25/36[1]	1,387,139	1,383,229
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 1997-2, Class 2A4
7.25%	03/28/30	1,073	1,144

See accompanying notes to Schedule of Portfolio Investments.

149 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-26A, Class 3A5
4.28%	09/25/33[4]	$146,486	$149,715
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-34A, Class 5A4
4.51%	11/25/33[4]	1,280,543	1,326,371
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
2.32%	01/25/35[1]	1,761,998	1,755,241
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50%	04/25/35	2,687,345	2,625,440
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 1A1
4.85%	06/25/37[4]	2,805,346	2,549,589
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
4.06%	12/25/44[4]	121,789	122,939
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.23%)
2.25%	01/25/37[1]	16,688,953	10,872,416
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.24%)
2.26%	08/25/36[1]	19,263,702	11,481,226
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
2.13%	01/25/37[1]	3,983,846	2,612,136
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
2.17%	01/25/37[1]	36,775,379	24,281,054
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
2.25%	01/25/37[1]	12,344,874	8,262,993
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
4.71%	06/25/33[4]	3,602,747	3,729,142
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
4.50%	06/25/34[4]	37,182	38,364
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.44%	05/25/44[1]	1,241,072	1,261,971

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
2.57%	05/25/35[1]	$2,769,517	$2,294,146
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.52%	06/25/35[1]	5,541,394	4,907,920
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.66%	01/25/45[1]	763,234	752,838
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.34%	08/25/45[1]	37,548,342	37,258,368
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
3.88%	10/25/35[4]	1,222,046	1,217,248
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.31%	10/25/45[1]	5,670,735	5,638,780
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.99%	12/25/35[4]	4,038,899	3,978,982
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	11/25/45[1]	29,763,040	29,249,610
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.27%)
2.29%	12/25/45[1]	14,137,512	14,469,523
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.29%)
2.31%	12/25/45[1]	15,717,290	15,559,187
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.33%)
2.35%	01/25/45[1]	14,796,726	14,705,275
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.33%	01/25/45[1]	1,228,660	1,205,378
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.38%)
2.40%	01/25/45[1]	4,362,963	4,362,419

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 150

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.48%	04/25/45[1]	$160,467	$159,903
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative
Average plus 1.07%)
3.52%	01/25/46[1]	31,237,858	31,052,987
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
3.72%	09/25/36[4]	13,169,130	12,765,998
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.72%	12/25/36[4]	778,959	752,095
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
3.45%	02/25/46[1]	17,161,884	17,572,774
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.94%)
3.42%	05/25/46[1]	5,761,688	5,926,824
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative
Average plus 0.98%)
3.43%	07/25/46[1]	12,479,961	12,219,176
WaMu Mortgage Pass-Through Certificates,
Series 2007-1, Class 2A1
6.00%	01/25/22	205,146	196,050
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.99%	07/25/37[4]	288,539	273,983
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.70%)
3.15%	02/25/47[1]	14,386,375	13,763,265
WaMu MSC Mortgage Pass-Through
Certificates, Series 2002-AR1, Class 1A1
4.30%	11/25/30[4]	324,810	335,146
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37	179,333	177,773
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-M, Class A1
4.89%	12/25/33[4]	764,979	799,015
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-L, Class A8
4.94%	07/25/34[4]	147,991	148,715

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-S, Class A1
4.92%	09/25/34[4]	$1,206,434	$1,257,497
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR10, Class 2A14
4.97%	06/25/35[4]	627,150	628,049
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-10, Class A4
6.00%	08/25/36	1,527,522	1,537,604
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-2, Class 2A3
5.50%	03/25/36	181,978	179,501
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR1, Class 1A1
5.18%	03/25/36[4]	2,935,807	2,947,757

			5,388,926,497

U.S. Agency Commercial
Mortgage-Backed — 1.41%
Fannie Mae-Aces, Series 2011-M5,
Class X (IO)
1.21%	07/25/21[4]	95,144,082	1,421,186
Fannie Mae-Aces, Series 2015-M10,
Class A2
3.09%	04/25/27[4]	122,515,000	130,612,764
Fannie Mae-Aces, Series 2016-M13,
Class FA
(LIBOR USD 1-Month plus 0.67%)
2.97%	11/25/23[1]	20,867,788	20,868,858
Fannie Mae-Aces, Series 2017-M13,
Class A2
3.04%	09/25/27[4]	100,000,000	105,553,635
Fannie Mae-Aces, Series 2018-M1,
Class A2
3.08%	12/25/27[4]	810,000	861,637
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K082,
Class A2
3.92%	09/25/28[4]	180,000,000	204,815,700
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K083,
Class A2
4.05%	09/25/28[4]	175,000,000	200,793,766
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K084,
Class A2
3.78%	10/25/28[4]	199,335,000	224,130,699
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K1510,
Class A3
3.79%	01/25/34	9,400,000	10,812,882

See accompanying notes to Schedule of Portfolio Investments.

151 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K154,
Class A2
3.42%	04/25/32	$750,000	$832,399
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K154,
Class A3
3.46%	11/25/32	72,550,000	80,713,935
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K157,
Class A3
3.99%	08/25/33[4]	250,000	292,763
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF03,
Class A
(LIBOR USD 1-Month plus 0.34%)
2.43%	01/25/21[1]	72,264	72,354
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF15,
Class A
(LIBOR USD 1-Month plus 0.67%)
2.76%	02/25/23[1]	33,883,534	33,888,596
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF17,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	03/25/23[1]	6,908,239	6,921,192
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.93%	04/25/46[4]	30,529,063	30,869,329
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT2
2.95%	12/25/47[4]	66,129,706	67,048,654
NCUA Guaranteed Notes Trust,
Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.59%	03/09/21[1]	1,240,795	1,241,403

			1,121,751,752

U.S. Agency Mortgage-Backed — 33.61%
Fannie Mae Grantor Trust, Series 2017-T1,
Class A
2.90%	06/25/27	62,797,202	65,434,817
Fannie Mae Pool (TBA)
2.50%	10/01/32	125,950,000	127,032,383
2.50%	11/01/49	397,200,000	395,112,567
3.00%	11/25/42	3,815,725,000	3,871,172,254
3.50%	10/25/25	42,875,000	44,342,129
4.50%	11/01/47	39,225,000	41,323,541
5.00%	11/01/49	200,175,000	214,546,934

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 190375
5.50%	11/01/36	$803,641	$908,975
Fannie Mae Pool 190396
4.50%	06/01/39	12,478	13,511
Fannie Mae Pool 254232
6.50%	03/01/22	7,371	7,657
Fannie Mae Pool 313182
7.50%	10/01/26	1,077	1,166
Fannie Mae Pool 394854
6.50%	05/01/27	907	1,011
Fannie Mae Pool 467243
4.55%	01/01/21	2,404,110	2,452,699
Fannie Mae Pool 468128
4.33%	07/01/21	1,882,004	1,941,937
Fannie Mae Pool 468587
3.84%	08/01/21	613,350	629,193
Fannie Mae Pool 545191
7.00%	09/01/31	2,910	3,246
Fannie Mae Pool 545756
7.00%	06/01/32	675	782
Fannie Mae Pool 606108
7.00%	03/01/31	2,579	2,594
Fannie Mae Pool 613142
7.00%	11/01/31	9,065	10,484
Fannie Mae Pool 625666
7.00%	01/01/32	8,763	9,860
Fannie Mae Pool 633698
7.50%	02/01/31	31,533	37,081
Fannie Mae Pool 655928
7.00%	08/01/32	138,068	163,963
Fannie Mae Pool 725257
5.50%	02/01/34	925,232	1,046,028
Fannie Mae Pool 734830
4.50%	08/01/33	13,139	14,067
Fannie Mae Pool 734922
4.50%	09/01/33	1,851,454	1,989,928
Fannie Mae Pool 735207
7.00%	04/01/34	19,073	22,184
Fannie Mae Pool 735224
5.50%	02/01/35	3,681,325	4,164,455
Fannie Mae Pool 735646
4.50%	07/01/20	44,794	46,159
Fannie Mae Pool 735651
4.50%	06/01/35	4,333,802	4,605,872
Fannie Mae Pool 735686
6.50%	12/01/22	1,019	1,051
Fannie Mae Pool 740297
5.50%	10/01/33	1,917	2,168

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 152

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 745147
4.50%	12/01/35	$26,417	$28,586
Fannie Mae Pool 745592
5.00%	01/01/21	5	6
Fannie Mae Pool 753168
4.50%	12/01/33	7,270	7,848
Fannie Mae Pool 815422
4.50%	02/01/35	32,994	35,584
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
4.20%	11/01/35[1]	182,436	192,857
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
4.79%	11/01/35[1]	3,956	4,115
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
4.55%	12/01/35[1]	5,051	5,257
Fannie Mae Pool 888412
7.00%	04/01/37	246,202	275,730
Fannie Mae Pool 889125
5.00%	12/01/21	104,680	105,092
Fannie Mae Pool 889184
5.50%	09/01/36	3,502,596	3,963,173
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
4.57%	05/01/37[1]	6,870	7,160
Fannie Mae Pool 933033
6.50%	10/01/37	117,134	128,862
Fannie Mae Pool AB1613
4.00%	10/01/40	34,439,750	36,975,136
Fannie Mae Pool AB1803
4.00%	11/01/40	39,056,319	42,229,482
Fannie Mae Pool AB2127
3.50%	01/01/26	16,905,048	17,481,861
Fannie Mae Pool AB3679
3.50%	10/01/41	13,620,143	14,471,417
Fannie Mae Pool AB3864
3.50%	11/01/41	11,362,203	12,005,558
Fannie Mae Pool AB4045
3.50%	12/01/41	12,094,298	12,786,335
Fannie Mae Pool AB4262
3.50%	01/01/32	7,655,008	7,963,303
Fannie Mae Pool AB9703
3.50%	06/01/43	30,462,953	31,928,498
Fannie Mae Pool AC8279
4.50%	08/01/39	19,386	20,990
Fannie Mae Pool AD0849
4.25%	02/01/20	13,954,785	13,996,541

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AE0482
5.50%	01/01/38	$8,820,949	$9,919,953
Fannie Mae Pool AE0600
3.85%	11/01/20	14,156,916	14,402,549
Fannie Mae Pool AE0605
4.65%	07/01/20	4,067,010	4,108,292
Fannie Mae Pool AE0918
3.67%	10/01/20	2,290,166	2,290,322
Fannie Mae Pool AH3780
4.00%	02/01/41	15,583,183	16,817,083
Fannie Mae Pool AJ1404
4.00%	09/01/41	22,828,682	24,473,614
Fannie Mae Pool AL0209
4.50%	05/01/41	22,861,946	25,208,327
Fannie Mae Pool AL0290
4.45%	04/01/21	16,281,313	16,871,454
Fannie Mae Pool AL0834
4.07%	10/01/21	19,115,198	19,866,127
Fannie Mae Pool AL0851
6.00%	10/01/40	14,478,643	16,675,130
Fannie Mae Pool AL1445
4.36%	11/01/21	55,466,079	56,851,809
Fannie Mae Pool AL2669
4.46%	09/01/21	14,200,812	14,439,238
Fannie Mae Pool AL4597
4.00%	01/01/44	58,597,447	63,552,184
Fannie Mae Pool AL6829
2.83%	05/01/27	2,040,143	2,154,867
Fannie Mae Pool AL8037
4.50%	07/01/34	246,851	265,689
Fannie Mae Pool AL8356
4.50%	07/01/34	654,142	701,514
Fannie Mae Pool AL8960
4.50%	05/01/46	58,126,083	62,609,250
Fannie Mae Pool AL9106
4.50%	02/01/46	75,199,422	80,999,427
Fannie Mae Pool AL9217
3.50%	10/01/46	38,723,333	40,734,421
Fannie Mae Pool AL9472
4.00%	10/01/43	11,175,535	11,934,608
Fannie Mae Pool AL9722
4.50%	08/01/46	251,507,793	270,906,166
Fannie Mae Pool AL9846
4.50%	02/01/47	252,089,020	271,532,223
Fannie Mae Pool AM4869
4.07%	12/01/25	1,805,340	2,006,075
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	7,362,134

See accompanying notes to Schedule of Portfolio Investments.

153 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM6667
3.39%	09/01/26	$3,461,000	$3,738,417
Fannie Mae Pool AM7016
3.47%	10/01/29	4,910,708	5,405,977
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	2,040,383
Fannie Mae Pool AM8709
2.82%	04/01/27	6,227,967	6,525,850
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	4,203,705
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,857,769
Fannie Mae Pool AM8969
3.27%	07/01/30	12,659,733	13,791,377
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	50,840,822
Fannie Mae Pool AM9602
3.57%	08/01/27	1,719,892	1,883,769
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,557,828
Fannie Mae Pool AM9749
3.48%	11/01/30	5,333,758	5,882,994
Fannie Mae Pool AM9954
3.22%	11/01/27	3,152,644	3,387,256
Fannie Mae Pool AN0153
3.36%	11/01/30	10,485,735	11,500,875
Fannie Mae Pool AN0154
3.36%	11/01/30	14,866,762	16,306,034
Fannie Mae Pool AN0648
3.28%	01/01/28	13,762,524	14,846,138
Fannie Mae Pool AN1161
3.05%	04/01/28	435,000	465,575
Fannie Mae Pool AN1427
2.96%	04/01/28	4,059,586	4,304,086
Fannie Mae Pool AN1482
3.03%	05/01/31	5,324,293	5,684,401
Fannie Mae Pool AN2228
2.52%	08/01/26	15,985,000	16,427,866
Fannie Mae Pool AN2248
2.48%	08/01/26	51,160,000	52,446,700
Fannie Mae Pool AN2271
2.33%	08/01/26	2,152,000	2,185,937
Fannie Mae Pool AN2371
2.18%	09/01/26	35,391,355	35,809,347
Fannie Mae Pool AN4429
3.22%	01/01/27	23,130,000	24,919,885
Fannie Mae Pool AN4435
3.22%	01/01/27	29,420,000	31,696,628

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN5718
3.24%	06/01/29	$3,805,000	$4,131,637
Fannie Mae Pool AN5719
3.24%	06/01/29	3,405,000	3,697,300
Fannie Mae Pool AN6459
3.21%	08/01/29	773,823	835,984
Fannie Mae Pool AN9814
3.63%	08/01/28	134,178,050	148,219,293
Fannie Mae Pool AN9827
3.62%	08/01/28	37,930,000	42,434,874
Fannie Mae Pool AS8605
3.00%	01/01/32	284,852	293,242
Fannie Mae Pool AS8663
4.50%	01/01/47	44,048,064	46,779,379
Fannie Mae Pool AS9830
4.00%	06/01/47	191,769,064	201,581,463
Fannie Mae Pool AS9972
4.00%	07/01/47	164,618,472	172,467,563
Fannie Mae Pool AU3739
3.50%	08/01/43	40,397,242	42,814,659
Fannie Mae Pool BD2450
3.50%	01/01/47	168,001	174,258
Fannie Mae Pool BL0242
3.82%	11/01/30	250,000	285,841
Fannie Mae Pool BL0654
3.78%	01/01/29	39,164,000	44,124,242
Fannie Mae Pool BL0690
3.90%	12/01/30	17,950,000	20,810,541
Fannie Mae Pool BL0691
3.90%	12/01/30	34,968,000	40,540,556
Fannie Mae Pool BL0702
3.86%	11/01/28	39,100,000	44,406,003
Fannie Mae Pool BL0718
3.81%	01/01/29	42,300,000	48,173,829
Fannie Mae Pool BL0937
3.83%	12/01/28	93,748,178	104,816,912
Fannie Mae Pool BL4304
2.24%	09/01/29	120,195,000	120,934,728
Fannie Mae Pool BM4299
3.00%	03/01/30	69,132,301	70,725,640
Fannie Mae Pool BM4304
3.00%	02/01/30	98,168,071	100,407,530
Fannie Mae Pool BM5164
4.00%	11/01/48	113,119,818	118,775,017
Fannie Mae Pool CA1187
3.50%	02/01/48	195,400,569	202,255,319
Fannie Mae Pool CA1711
4.50%	05/01/48	39,694,447	42,019,355

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 154

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA2208
4.50%	08/01/48	$98,265,199	$103,682,815
Fannie Mae Pool CA2327
4.00%	09/01/48	66,190,215	70,868,131
Fannie Mae Pool FN0001
3.77%	12/01/20	31,043,387	31,573,823
Fannie Mae Pool MA1146
4.00%	08/01/42	58,094,566	61,898,990
Fannie Mae Pool MA1177
3.50%	09/01/42	67,558,393	70,803,125
Fannie Mae Pool MA1404
3.50%	04/01/43	5,220	5,471
Fannie Mae Pool MA1527
3.00%	08/01/33	63,524,637	65,512,679
Fannie Mae Pool MA1561
3.00%	09/01/33	39,969,258	41,220,601
Fannie Mae Pool MA1582
3.50%	09/01/43	20,294,580	21,271,356
Fannie Mae Pool MA1584
3.50%	09/01/33	64,410,142	67,191,681
Fannie Mae Pool MA1608
3.50%	10/01/33	44,225,130	46,134,983
Fannie Mae Pool MA2960
4.00%	04/01/47	105,714,191	110,875,968
Fannie Mae Pool MA3027
4.00%	06/01/47	78,376,514	82,201,310
Fannie Mae Pool MA3029
3.00%	06/01/32	61,994,731	63,485,472
Fannie Mae Pool MA3182
3.50%	11/01/47	117,716,311	121,845,578
Fannie Mae Pool MA3210
3.50%	12/01/47	207,176,076	214,767,159
Fannie Mae Pool MA3238
3.50%	01/01/48	170,703,400	176,528,192
Fannie Mae Pool MA3276
3.50%	02/01/48	72,622,669	74,987,249
Fannie Mae Pool MA3305
3.50%	03/01/48	82,950,830	85,844,576
Fannie Mae Pool MA3332
3.50%	04/01/48	271,937,529	281,422,873
Fannie Mae Pool MA3364
3.50%	05/01/33	32,810,065	33,977,243
Fannie Mae Pool MA3537
4.50%	12/01/48	82,431,715	87,071,719
Fannie Mae REMICS, Series 1991-65,
Class Z
6.50%	06/25/21	765	778

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1992-123,
Class Z
7.50%	07/25/22	$447	$469
Fannie Mae REMICS, Series 1993-132,
Class D (PO)
0.00%	10/25/22[11]	16,492	16,004
Fannie Mae REMICS, Series 1993-29,
Class PK
7.00%	03/25/23	1,617	1,681
Fannie Mae REMICS, Series 1994-55,
Class H
7.00%	03/25/24	7,767	8,428
Fannie Mae REMICS, Series 1997-34,
Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
6.40%	10/25/23[1]	2,159	2,571
Fannie Mae REMICS, Series 1998-37,
Class VZ
6.00%	06/17/28	5,671	5,968
Fannie Mae REMICS, Series 1999-11,
Class Z
5.50%	03/25/29	28,386	29,650
Fannie Mae REMICS, Series 2001-52,
Class YZ
6.50%	10/25/31	114,259	131,234
Fannie Mae REMICS, Series 2005-104,
Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.68%	03/25/35[1]	4,195,710	115,954
Fannie Mae REMICS, Series 2005-117,
Class LC
5.50%	11/25/35	5,365,663	5,566,898
Fannie Mae REMICS, Series 2005-122,
Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.58%	11/25/35[1]	66,707	8,753
Fannie Mae REMICS, Series 2005-92,
Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.08%	10/25/25[1]	4,492,251	403,468
Fannie Mae REMICS, Series 2006-4,
Class WE
4.50%	02/25/36	73,883	81,334
Fannie Mae REMICS, Series 2006-49,
Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
20.93%	04/25/36[1]	2,009,937	3,095,623
Fannie Mae REMICS, Series 2007-17,
Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.38%	03/25/37[1]	1,529,997	203,006

See accompanying notes to Schedule of Portfolio Investments.

155 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-34,
Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
4.09%	04/25/37[1]	$3,560,616	$668,500
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month plus 0.47%)
2.49%	07/25/37[1]	4,950	4,968
Fannie Mae REMICS, Series 2008-24,
Class NA
6.75%	06/25/37	480,716	539,396
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.58%	10/25/40[1]	4,585,539	559,691
Fannie Mae REMICS, Series 2010-135,
Class EA
3.00%	01/25/40	10,003	10,068
Fannie Mae REMICS, Series 2010-17,
Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.33%	03/25/40[1]	8,311,334	1,378,859
Fannie Mae REMICS, Series 2010-43,
Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.40%	05/25/40[1]	14,720,098	2,955,067
Fannie Mae REMICS, Series 2011-101,
Class HE
4.00%	10/25/41	10,100,000	11,330,911
Fannie Mae REMICS, Series 2011-111,
Class DB
4.00%	11/25/41	24,977,334	26,688,906
Fannie Mae REMICS, Series 2011-2,
Class PD
4.00%	12/25/39	28,162	28,422
Fannie Mae REMICS, Series 2012-84,
Class VZ
3.50%	08/25/42	9,570,294	10,193,865
Fannie Mae REMICS, Series 2013-101,
Class BO (PO)
0.00%	10/25/43[11]	21,221,608	18,668,060
Fannie Mae REMICS, Series 2013-101,
Class CO (PO)
0.00%	10/25/43[11]	13,210,863	11,452,743
Fannie Mae REMICS, Series 2018-29,
Class AP
3.50%	11/25/46	239,559,963	246,671,301
Fannie Mae REMICS, Series 2018-38,
Class LA
3.00%	06/25/48	80,832,794	81,525,278

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2018-55,
Class PA
3.50%	01/25/47	$72,581,187	$74,745,968
Fannie Mae REMICS, Series 2018-86,
Class JA
4.00%	05/25/47	6,275,546	6,634,979
Fannie Mae REMICS, Series 2018-94,
Class KD
3.50%	12/25/48	31,551,019	32,022,727
Fannie Mae REMICS, Series 2019-1,
Class AB
3.50%	02/25/49	5,321,239	5,518,612
Fannie Mae REMICS, Series 2019-1,
Class KP
3.25%	02/25/49	13,947,361	14,098,910
Fannie Mae REMICS, Series 2019-26,
Class JE
3.00%	06/25/49	23,601,559	24,070,963
Fannie Mae REMICS, Series 2019-45,
Class PA
3.00%	08/25/49	51,473,946	52,876,384
Fannie Mae REMICS, Series 2019-52,
Class PA
3.00%	09/25/49	31,926,161	32,326,642
Fannie Mae REMICS, Series G92-36,
Class Z
7.00%	07/25/22	20	20
Fannie Mae REMICS, Series G93-21,
Class Z
7.20%	05/25/23	1,741	1,845
Fannie Mae Trust, Series 2003-W2,
Class 2A9
5.90%	07/25/42	27,047	30,587
Freddie Mac Gold Pool A24156
6.50%	10/01/31	179,722	200,454
Freddie Mac Gold Pool A25162
5.50%	05/01/34	1,890,802	2,112,178
Freddie Mac Gold Pool A39012
5.50%	06/01/35	39,681	44,261
Freddie Mac Gold Pool A54856
5.00%	01/01/34	3,684,881	4,071,685
Freddie Mac Gold Pool A61164
5.00%	04/01/36	12,249	13,432
Freddie Mac Gold Pool A97038
4.00%	02/01/41	12,589,484	13,470,489
Freddie Mac Gold Pool C01492
5.00%	02/01/33	598,768	654,968
Freddie Mac Gold Pool C04546
3.00%	02/01/43	20,052,752	20,681,034
Freddie Mac Gold Pool C04573
3.00%	03/01/43	24,655,218	25,365,227

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 156

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C46104
6.50%	09/01/29	$13,864	$15,464
Freddie Mac Gold Pool C55789
7.50%	10/01/27	6,070	6,579
Freddie Mac Gold Pool C90573
6.50%	08/01/22	29,110	30,674
Freddie Mac Gold Pool E02402
6.00%	10/01/22	7,611	7,844
Freddie Mac Gold Pool G00992
7.00%	11/01/28	675	754
Freddie Mac Gold Pool G01515
5.00%	02/01/33	609,479	666,006
Freddie Mac Gold Pool G02579
5.00%	12/01/34	899,975	995,336
Freddie Mac Gold Pool G02884
6.00%	04/01/37	2,293,476	2,651,800
Freddie Mac Gold Pool G02955
5.50%	03/01/37	3,361,437	3,756,679
Freddie Mac Gold Pool G03357
5.50%	08/01/37	1,327,554	1,488,328
Freddie Mac Gold Pool G03676
5.50%	12/01/37	2,221,038	2,453,878
Freddie Mac Gold Pool G03783
5.50%	01/01/38	1,703,792	1,905,934
Freddie Mac Gold Pool G03985
6.00%	03/01/38	19,274	22,180
Freddie Mac Gold Pool G04438
5.50%	05/01/38	4,769,080	5,369,085
Freddie Mac Gold Pool G04703
5.50%	08/01/38	4,362,872	4,847,087
Freddie Mac Gold Pool G04706
5.50%	09/01/38	176,104	198,714
Freddie Mac Gold Pool G05866
4.50%	02/01/40	17,470,693	19,121,533
Freddie Mac Gold Pool G06361
4.00%	03/01/41	23,617	25,497
Freddie Mac Gold Pool G06498
4.00%	04/01/41	23,770,645	25,564,368
Freddie Mac Gold Pool G06499
4.00%	03/01/41	11,522,410	12,333,653
Freddie Mac Gold Pool G07408
3.50%	06/01/43	22,202,366	23,629,484
Freddie Mac Gold Pool G07786
4.00%	08/01/44	212,874,828	230,337,216
Freddie Mac Gold Pool G07848
3.50%	04/01/44	110,984,202	117,402,429
Freddie Mac Gold Pool G07849
3.50%	05/01/44	15,899,990	16,759,863

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07924
3.50%	01/01/45	$22,954,533	$24,188,743
Freddie Mac Gold Pool G07925
4.00%	02/01/45	13,782,819	14,937,638
Freddie Mac Gold Pool G08676
3.50%	11/01/45	84,171,095	87,565,724
Freddie Mac Gold Pool G08681
3.50%	12/01/45	55,449,845	57,686,142
Freddie Mac Gold Pool G08710
3.00%	06/01/46	298,743,228	306,149,679
Freddie Mac Gold Pool G08711
3.50%	06/01/46	24,103,729	25,045,705
Freddie Mac Gold Pool G08715
3.00%	08/01/46	395,396,126	405,198,799
Freddie Mac Gold Pool G08721
3.00%	09/01/46	40,092,474	41,086,448
Freddie Mac Gold Pool G08722
3.50%	09/01/46	105,025,137	109,129,529
Freddie Mac Gold Pool G08726
3.00%	10/01/46	430,329,317	440,998,054
Freddie Mac Gold Pool G08727
3.50%	10/01/46	85,971,750	89,331,535
Freddie Mac Gold Pool G08732
3.00%	11/01/46	256,285,378	262,639,213
Freddie Mac Gold Pool G08737
3.00%	12/01/46	150,219,370	153,943,613
Freddie Mac Gold Pool G08741
3.00%	01/01/47	148,627,214	152,311,985
Freddie Mac Gold Pool G08742
3.50%	01/01/47	133,480,522	138,530,104
Freddie Mac Gold Pool G08747
3.00%	02/01/47	48,346,084	49,544,682
Freddie Mac Gold Pool G08757
3.50%	04/01/47	67,481,093	70,311,510
Freddie Mac Gold Pool G08762
4.00%	05/01/47	53,805,305	56,385,786
Freddie Mac Gold Pool G08791
3.00%	12/01/47	283,086,825	288,913,086
Freddie Mac Gold Pool G08826
5.00%	06/01/48	43,468,391	46,629,204
Freddie Mac Gold Pool G08833
5.00%	07/01/48	23,301,444	25,010,376
Freddie Mac Gold Pool G08838
5.00%	09/01/48	12,349,734	13,234,158
Freddie Mac Gold Pool G08840
5.00%	08/01/48	4,611,733	4,945,635
Freddie Mac Gold Pool G08843
4.50%	10/01/48	35,002,581	37,058,566

See accompanying notes to Schedule of Portfolio Investments.

157 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08844
5.00%	10/01/48	$38,489,046	$41,295,243
Freddie Mac Gold Pool G08849
5.00%	11/01/48	15,518,913	16,632,072
Freddie Mac Gold Pool G11707
6.00%	03/01/20	928	929
Freddie Mac Gold Pool G12393
5.50%	10/01/21	673,253	683,948
Freddie Mac Gold Pool G12399
6.00%	09/01/21	452	462
Freddie Mac Gold Pool G12824
6.00%	08/01/22	616,026	638,974
Freddie Mac Gold Pool G12909
6.00%	11/01/22	1,617,925	1,683,956
Freddie Mac Gold Pool G13032
6.00%	09/01/22	219,067	224,832
Freddie Mac Gold Pool G13058
4.50%	10/01/20	2,738	2,748
Freddie Mac Gold Pool G16085
2.50%	02/01/32	5,319,525	5,395,898
Freddie Mac Gold Pool G16524
3.50%	05/01/33	52,215,001	54,524,669
Freddie Mac Gold Pool G16584
3.50%	08/01/33	11,761,071	12,173,606
Freddie Mac Gold Pool G16607
3.50%	09/01/33	104,111,016	108,748,777
Freddie Mac Gold Pool G16623
2.50%	09/01/32	49,328,016	49,886,727
Freddie Mac Gold Pool G16755
3.50%	02/01/34	121,671,464	127,060,293
Freddie Mac Gold Pool G16756
3.50%	01/01/34	9,356,663	9,773,468
Freddie Mac Gold Pool G18596
3.00%	04/01/31	62,063,652	63,666,189
Freddie Mac Gold Pool G18691
3.00%	06/01/33	30,654,610	31,361,822
Freddie Mac Gold Pool G18692
3.50%	06/01/33	50,374,413	52,141,457
Freddie Mac Gold Pool G18713
3.50%	11/01/33	65,386,875	67,650,790
Freddie Mac Gold Pool G60023
3.50%	04/01/45	19,648,711	20,844,148
Freddie Mac Gold Pool G60080
3.50%	06/01/45	233,178,450	245,643,027
Freddie Mac Gold Pool G60138
3.50%	08/01/45	164,197,826	174,187,465
Freddie Mac Gold Pool G60238
3.50%	10/01/45	71,654,559	75,484,860

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67700
3.50%	08/01/46	$52,865,012	$55,657,875
Freddie Mac Gold Pool G67703
3.50%	04/01/47	528,673,397	556,325,494
Freddie Mac Gold Pool G67706
3.50%	12/01/47	283,294,067	298,001,013
Freddie Mac Gold Pool G67707
3.50%	01/01/48	615,096,937	649,322,530
Freddie Mac Gold Pool G67708
3.50%	03/01/48	707,935,145	740,910,835
Freddie Mac Gold Pool G67709
3.50%	03/01/48	460,469,575	484,374,422
Freddie Mac Gold Pool G67710
3.50%	03/01/48	486,180,070	507,003,211
Freddie Mac Gold Pool G67711
4.00%	03/01/48	128,814,499	137,625,210
Freddie Mac Gold Pool G67713
4.00%	06/01/48	190,119,103	201,986,694
Freddie Mac Gold Pool G67717
4.00%	11/01/48	183,461,334	195,641,827
Freddie Mac Gold Pool G67718
4.00%	01/01/49	297,671,001	315,389,004
Freddie Mac Gold Pool H00790
5.50%	05/01/37	15,906	17,243
Freddie Mac Gold Pool H05069
5.50%	05/01/37	411,381	446,085
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	39,571,834	42,768,134
Freddie Mac Gold Pool U99097
3.50%	07/01/43	67,369,345	70,644,260
Freddie Mac Gold Pool V62078
3.50%	08/01/33	11,689,045	12,218,254
Freddie Mac Gold Pool V62129
3.50%	08/01/33	24,270,916	25,221,930
Freddie Mac Gold Pool V80356
3.50%	08/01/43	41,545,184	43,947,747
Freddie Mac Pool ZT1403
3.50%	11/01/33	72,514,648	74,987,397
Freddie Mac REMICS, Series 1073,
Class G
7.00%	05/15/21	92	94
Freddie Mac REMICS, Series 1107,
Class ZC
6.50%	07/15/21	1,004	1,029
Freddie Mac REMICS, Series 165,
Class K
6.50%	09/15/21	3	3

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 158

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 1980,
Class Z
7.00%	07/15/27	$82,389	$92,793
Freddie Mac REMICS, Series 1983,
Class Z
6.50%	12/15/23	26,720	28,011
Freddie Mac REMICS, Series 2098,
Class TZ
6.00%	01/15/28	311,700	339,887
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29	17,010	18,739
Freddie Mac REMICS, Series 2313,
Class LA
6.50%	05/15/31	8,093	9,313
Freddie Mac REMICS, Series 2433,
Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
15.66%	02/15/32[1]	9,333	13,887
Freddie Mac REMICS, Series 2481,
Class AW
6.50%	08/15/32	36,273	39,181
Freddie Mac REMICS, Series 2642,
Class BW (IO)
5.00%	06/15/23	1,127	4
Freddie Mac REMICS, Series 2649,
Class PC
5.50%	07/15/33	427	428
Freddie Mac REMICS, Series 3019,
Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.17%	08/15/35[1]	1,461,625	319,615
Freddie Mac REMICS, Series 3063,
Class YG
5.50%	11/15/35	3,825,724	4,301,995
Freddie Mac REMICS, Series 3300,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.17%	08/15/35[1]	646,217	106,845
Freddie Mac REMICS, Series 3707,
Class EI (IO)
5.00%	12/15/38	9,760,372	630,173
Freddie Mac REMICS, Series 3730,
Class JG
3.00%	09/15/39	11,498	11,619
Freddie Mac REMICS, Series 3752,
Class XL
4.50%	11/15/40	64,237,502	69,696,797
Freddie Mac REMICS, Series 3891,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
3.92%	07/15/41[1]	6,899,713	645,755

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3904,
Class JB
4.50%	08/15/41	$18,155,000	$20,072,422
Freddie Mac REMICS, Series 3925,
Class LB
4.50%	09/15/41	9,215,000	11,146,739
Freddie Mac REMICS, Series 3928,
Class JD
4.00%	09/15/41	32,095,702	34,664,379
Freddie Mac REMICS, Series 4102,
Class TC
2.50%	09/15/41	16,095,678	16,236,147
Freddie Mac REMICS, Series 4161,
Class BA
2.50%	12/15/41	24,820,520	25,056,922
Freddie Mac REMICS, Series 4818,
Class CA
3.00%	04/15/48	7,242,447	7,385,460
Freddie Mac REMICS, Series 4846,
Class PA
4.00%	06/15/47	2,864,121	3,094,786
Freddie Mac REMICS, Series 4852,
Class CA
4.00%	11/15/47	77,290,626	80,998,872
Freddie Mac REMICS, Series 4860,
Class BH
3.50%	10/15/48	51,641,580	52,696,653
Freddie Mac REMICS, Series 4860,
Class PA
3.50%	02/15/49	15,413,631	15,533,237
Freddie Mac REMICS, Series 4879,
Class BC
3.00%	04/15/49	8,146,958	8,304,957
Freddie Mac REMICS, Series 4896,
Class DA
3.00%	01/15/49	5,224,590	5,314,991
Freddie Mac Strips, Series 309,
Class PO (PO)
0.00%	08/15/43[11]	30,533,015	26,817,117
Freddie Mac Strips, Series 319,
Class F2
(LIBOR USD 1-Month plus 0.50%)
2.53%	11/15/43[1]	5,877,473	5,880,605
Ginnie Mae I Pool 782817
4.50%	11/15/39	18,341,380	19,822,568
Ginnie Mae II Pool (TBA)
3.00%	11/20/49	1,406,325,000	1,442,032,478
4.50%	10/20/44	586,670,000	614,170,156
5.00%	10/20/47	26,025,000	27,442,143
Ginnie Mae II Pool 2631
7.00%	08/20/28	1,962	2,203

See accompanying notes to Schedule of Portfolio Investments.

159 / Semi-Annual Report September 2019

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 3388
4.50%	05/20/33	$5,125	$5,397
Ginnie Mae II Pool 3427
4.50%	08/20/33	1,844	1,944
Ginnie Mae II Pool 3554
4.50%	05/20/34	1,853	1,955
Ginnie Mae II Pool 4058
5.00%	12/20/37	1,156	1,230
Ginnie Mae II Pool 4342
5.00%	01/20/39	1,580	1,730
Ginnie Mae II Pool 4520
5.00%	08/20/39	30,614	33,207
Ginnie Mae II Pool 5175
4.50%	09/20/41	9,999	10,945
Ginnie Mae II Pool 5281
4.50%	01/20/42	19,371	21,174
Ginnie Mae II Pool 783591
4.50%	07/20/41	25,934	28,356
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/34[1]	15,100	15,596
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
4.00%	03/20/35[1]	22,879	23,109
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	08/20/35[1]	27,566	28,781
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
4.13%	10/20/35[1]	22,473	23,404
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	05/20/25[1]	4,254	4,374
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/25[1]	5,390	5,477
Ginnie Mae II Pool MA0627
4.50%	12/20/42	76,602	83,672
Ginnie Mae II Pool MA0701
4.50%	01/20/43	98,901	107,777
Ginnie Mae II Pool MA1997
4.50%	06/20/44	21,682	23,261

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA2374
5.00%	11/20/44	$533,331	$579,211
Ginnie Mae II Pool MA2756
4.50%	04/20/45	47,889	51,363
Ginnie Mae II Pool MA2828
4.50%	05/20/45	2,051,878	2,191,658
Ginnie Mae II Pool MA2894
4.50%	06/20/45	784,430	840,244
Ginnie Mae II Pool MA3036
4.50%	08/20/45	85,592	91,328
Ginnie Mae II Pool MA3456
4.50%	02/20/46	565,079	603,543
Ginnie Mae II Pool MA3521
3.50%	03/20/46	77,042,960	80,461,287
Ginnie Mae II Pool MA3524
5.00%	03/20/46	23,029	25,201
Ginnie Mae II Pool MA3597
3.50%	04/20/46	193,943,614	202,548,718
Ginnie Mae II Pool MA3600
5.00%	04/20/46	14,216,134	15,670,799
Ginnie Mae II Pool MA3663
3.50%	05/20/46	56,502,251	58,975,176
Ginnie Mae II Pool MA3665
4.50%	05/20/46	234,641	249,902
Ginnie Mae II Pool MA3666
5.00%	05/20/46	8,262,795	9,094,657
Ginnie Mae II Pool MA3738
4.50%	06/20/46	985,676	1,049,785
Ginnie Mae II Pool MA3739
5.00%	06/20/46	4,705,040	5,178,336
Ginnie Mae II Pool MA3805
4.50%	07/20/46	8,217,708	8,752,191
Ginnie Mae II Pool MA3806
5.00%	07/20/46	358,508	392,900
Ginnie Mae II Pool MA3876
4.50%	08/20/46	8,666,735	9,230,422
Ginnie Mae II Pool MA3877
5.00%	08/20/46	1,742,925	1,892,893
Ginnie Mae II Pool MA3937
3.50%	09/20/46	44,982,765	46,880,210
Ginnie Mae II Pool MA3939
4.50%	09/20/46	4,441,227	4,849,491
Ginnie Mae II Pool MA4003
3.00%	10/20/46	23,749,815	24,477,153
Ginnie Mae II Pool MA4006
4.50%	10/20/46	5,106,000	5,446,073
Ginnie Mae II Pool MA4007
5.00%	10/20/46	10,120,576	11,181,213

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 160

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September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4069
3.50%	11/20/46	$140,269,942	$146,460,359
Ginnie Mae II Pool MA4071
4.50%	11/20/46	15,003,142	16,090,527
Ginnie Mae II Pool MA4072
5.00%	11/20/46	2,564,145	2,833,806
Ginnie Mae II Pool MA4126
3.00%	12/20/46	396,117,330	408,248,423
Ginnie Mae II Pool MA4127
3.50%	12/20/46	146,057,848	151,944,943
Ginnie Mae II Pool MA4129
4.50%	12/20/46	44,244,682	47,592,968
Ginnie Mae II Pool MA4198
4.50%	01/20/47	397,142	421,979
Ginnie Mae II Pool MA4199
5.00%	01/20/47	8,387,521	9,265,234
Ginnie Mae II Pool MA4264
4.50%	02/20/47	126,933,809	134,634,286
Ginnie Mae II Pool MA4265
5.00%	02/20/47	2,214,284	2,399,364
Ginnie Mae II Pool MA4324
5.00%	03/20/47	12,245,850	13,241,065
Ginnie Mae II Pool MA4382
3.50%	04/20/47	106,159,771	110,456,755
Ginnie Mae II Pool MA4384
4.50%	04/20/47	6,476,170	6,862,977
Ginnie Mae II Pool MA4385
5.00%	04/20/47	20,767,451	22,316,992
Ginnie Mae II Pool MA4453
4.50%	05/20/47	341,751,325	362,163,380
Ginnie Mae II Pool MA4454
5.00%	05/20/47	48,475,564	52,026,304
Ginnie Mae II Pool MA4511
4.00%	06/20/47	22,460,441	23,578,841
Ginnie Mae II Pool MA4512
4.50%	06/20/47	1,201,526	1,273,290
Ginnie Mae II Pool MA4513
5.00%	06/20/47	926,914	996,017
Ginnie Mae II Pool MA4586
3.50%	07/20/47	180,428,943	187,631,192
Ginnie Mae II Pool MA4589
5.00%	07/20/47	47,027,932	50,523,500
Ginnie Mae II Pool MA4652
3.50%	08/20/47	1,272,800	1,323,606
Ginnie Mae II Pool MA4655
5.00%	08/20/47	56,828,099	61,063,547
Ginnie Mae II Pool MA4719
3.50%	09/20/47	181,362,777	188,602,302

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4720
4.00%	09/20/47	$455,034	$477,676
Ginnie Mae II Pool MA4722
5.00%	09/20/47	1,096,588	1,178,096
Ginnie Mae II Pool MA4781
5.00%	10/20/47	14,389,317	15,459,855
Ginnie Mae II Pool MA4836
3.00%	11/20/47	368,366,318	378,501,932
Ginnie Mae II Pool MA4837
3.50%	11/20/47	434,156,626	451,487,016
Ginnie Mae II Pool MA4838
4.00%	11/20/47	151,575,297	159,115,045
Ginnie Mae II Pool MA4840
5.00%	11/20/47	4,004,142	4,301,628
Ginnie Mae II Pool MA4900
3.50%	12/20/47	28,008,271	29,126,287
Ginnie Mae II Pool MA4901
4.00%	12/20/47	104,285,281	109,469,751
Ginnie Mae II Pool MA4961
3.00%	01/20/48	1,028,247	1,056,922
Ginnie Mae II Pool MA4963
4.00%	01/20/48	183,717,213	192,844,529
Ginnie Mae II Pool MA5137
4.00%	04/20/48	76,817,325	80,093,415
Ginnie Mae II Pool MA5399
4.50%	08/20/48	16,551,904	17,407,321
Ginnie Mae II Pool MA5466
4.00%	09/20/48	28,086,721	29,252,697
Ginnie Mae II Pool MA5528
4.00%	10/20/48	133,999,393	139,462,819
Ginnie Mae II Pool MA5530
5.00%	10/20/48	28,625,990	30,350,540
Ginnie Mae II Pool MA6030
3.50%	07/20/49	83,326,665	85,109,880
Ginnie Mae, Series 2000-22, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)
8.77%	05/16/30[1]	258	9
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33	7,623,831	8,255,625
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
4.72%	06/16/37[1]	14,503,768	2,672,737
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
4.21%	03/20/36[1]	11,872,892	1,278,136
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.76%	05/20/37[1]	29,885,112	3,907,771

See accompanying notes to Schedule of Portfolio Investments.

161 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.44%	12/20/39[1]	$4,938,895	$1,036,744
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38	8,245	8,386
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.77%	07/16/39[1]	51,811	7,995
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
4.27%	08/16/38[1]	81,129	7,585
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.37%	01/16/40[1]	63,472	12,238
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
3.77%	01/16/40[1]	11,540,453	1,945,600
Ginnie Mae, Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
4.47%	09/16/39[1]	2,961,566	215,899
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41	144,585	29,120
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43	51,184,000	53,593,241
Ginnie Mae, Series 2014-108, Class PA
2.63%	12/20/39	17,849,571	18,107,571
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48	2,025,851	2,071,725
Ginnie Mae, Series 2019-1, Class NP
3.50%	01/20/49	42,827,317	43,907,182
Ginnie Mae, Series 2019-119, Class JE
3.00%	09/20/49	56,609,000	57,175,090
Ginnie Mae, Series 2019-15, Class GT
3.50%	02/20/49	37,738,721	38,601,387
Ginnie Mae, Series 2019-44, Class CA
3.50%	12/20/48	32,024,223	33,000,540
Ginnie Mae, Series 2019-71, Class PT
3.00%	06/20/49	26,157,536	26,294,743
Ginnie Mae, Series 2019-86, Class C
2.50%	03/20/49	49,075,507	49,277,083
Ginnie Mae, Series 2019-90, Class HE
3.00%	07/20/49	79,333,869	79,560,569
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.45%	10/07/20[1]	7,486,023	7,492,729

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.62%	12/08/20[1]	$6,779,633	$6,814,139
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.62%	12/08/20[1]	18,088,652	18,116,960

			26,702,875,380

Total Mortgage-Backed (Cost $33,748,651,927)			34,577,206,466

MUNICIPAL BONDS — 0.54%*
California — 0.22%
Los Angeles Department of Water & Power
Power System Revenue, Build America
Taxable Bonds, Water Utility Improvements,
Series SY
6.01%	07/01/39	350,000	467,096
Los Angeles Department of Water & Power
Power System Revenue, Taxable Bonds,
Electric Light & Power Improvements,
Series C
5.52%	07/01/27	12,625,000	15,639,471
Los Angeles Unified School District, Build
America Bonds, School Improvements,
Series RY
6.76%	07/01/34	12,165,000	17,121,386
Los Angeles Unified School District, Build
America Taxable Bonds, School
Improvements, Series KR
5.75%	07/01/34	2,765,000	3,606,998
State of California, Build America Bonds,
School Improvements, General Obligations
7.95%	03/01/36	77,500,000	79,349,925
State of California, Build America Bonds,
Various Purpose, Water Utility Improvements
7.50%	04/01/34	3,885,000	5,993,079
State of California, Taxable, Miscellaneous
Revenue Bonds, General Obligations,
Series B
2.19%	04/01/47	17,800,000	17,799,822
University of California, Taxable, College &
University, Revenue Bonds, University &
College Improvements, Series AP
3.93%	05/15/45	30,040,000	33,715,694

			173,693,471

New Jersey — 0.00%
Jersey City Municipal Utilities Authority,
Taxable Bonds, Water Utility Improvements,
Series B
5.47%	05/15/27	400,000	455,908

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 162

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New Jersey (continued)
New Jersey Turnpike Authority, Taxable
Bonds, Highway Revenue, Series F
3.73%	01/01/36	$300,000	$331,833

			787,741

New York — 0.32%
City of New York, Build America Bonds,
Public Improvements
4.77%	10/01/23	4,420,000	4,902,310
5.21%	10/01/31	6,420,000	7,757,543
5.52%	10/01/37	6,075,000	8,038,926
5.82%	10/01/31	220,000	228,494
5.99%	12/01/36	14,055,000	18,757,522
City of New York, Build America Taxable
Bonds, Public Improvements, Series F1
6.65%	12/01/31	43,210,000	45,525,624
Fiscal Year 2005 Securitization Corp.,
Special Obligation, Miscellaneous Purpose,
Series B
4.93%	04/01/20	5,000	5,003
New York City Municipal Water Finance
Authority, Build America Bonds, Water Utility
Improvements, Series SE
6.49%	06/15/42	3,555,000	3,664,316
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Taxable Bonds, Public Improvements,
Subseries C-5
3.90%	05/01/31	15,000,000	16,704,900
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Taxable Bonds, Public Improvements,
Subseries FI
4.00%	08/01/33	6,450,000	7,088,937
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Taxable Bonds, Public Improvements,
Subseries SU
3.88%	08/01/31	3,135,000	3,489,443
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Build America Bonds, Public Improvements
5.51%	08/01/37	25,000,000	33,042,500
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds, School
Improvements, Series G-3
5.27%	05/01/27	13,135,000	15,671,500
New York City Water and Sewer Authority,
Build America Taxable Bonds, Water Utility
Improvements, Series SE
6.01%	06/15/42	3,945,000	5,939,474

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority, Build
America Bonds, University & College
Improvements
5.29%	03/15/33	$44,990,000	$55,963,511
New York State Dormitory Authority, Build
America Taxable Bonds, University & College
Improvements
5.43%	03/15/39	21,400,000	26,977,482

			253,757,485

Texas — 0.00%
Texas Transportation Commission State
Highway Fund, Build America Taxable
Bonds, Highway Improvements, Series B
5.18%	04/01/30	3,075,000	3,786,832

Total Municipal Bonds (Cost $407,576,056)			432,025,529

U.S. TREASURY SECURITIES — 30.96%
U.S. Treasury Bonds — 6.31%
U.S. Treasury Bonds
2.88%	05/15/49	1,256,746,000	1,465,863,105
U.S. Treasury Bonds - Treasury Inflation
Indexed Bonds
0.88%	02/15/47[12]	116,916,800	126,445,309
1.00%	02/15/49[12]	660,256,612	741,801,718
U.S. Treasury Bonds (WI)
2.25%	08/15/49	2,601,393,000	2,676,183,049

			5,010,293,181

U.S. Treasury Notes — 24.65%
U.S. Treasury Notes
1.25%	08/31/24	5,003,097,000	4,934,107,944
1.50%	08/31/21	1,470,684,000	1,466,576,380
1.50%	09/30/21	1,679,016,000	1,675,203,878
1.50%	09/30/24	3,769,255,000	3,760,282,703
1.63%	06/30/21	989,098,000	988,100,940
1.75%	07/31/21	418,223,000	418,868,276
1.75%	06/30/24	1,228,296,000	1,238,800,424
1.75%	07/31/24	2,262,539,000	2,283,306,959
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.13%	07/15/24[12]	54,025,919	53,993,778
0.25%	07/15/29[12]	885,681,311	893,376,048
0.38%	07/15/25[12]	200,155,200	202,806,808
0.50%	04/15/24[12]	429,696,330	435,057,470

See accompanying notes to Schedule of Portfolio Investments.

163 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
1.63%	08/15/29	$1,237,436,000	$1,231,877,202

			19,582,358,810

Total U.S. Treasury Securities (Cost $24,510,178,307)			24,592,651,991

Total Bonds – 105.95% (Cost $82,377,160,073)			84,169,260,117

Issues		Shares	Value
COMMON STOCK — 0.01%
Electric — 0.01%
Homer City Holdings
LLC[2,5,6,7,13]		1,180,703	5,313,163

Total Common Stock (Cost $65,187,440)

Purchased Options - 0.04% (Cost $41,823,180)			33,271,875

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 3.91%
Commercial paper — 0.12%
Ford Motor Credit Co. LLC
2.80%[14]	08/13/20	50,000,000	48,685,950
2.83%[14]	08/12/20	50,000,000	48,691,150

			97,377,100

Money Market Funds — 0.73%
Dreyfus Government Cash Management
Fund
1.95%[15]		394,847,000	394,847,000
Fidelity Investments Money Market Funds -
Government Portfolio
1.92%[15,16]		24	24
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.97%[15]		183,711,000	183,711,000

			578,558,024

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements — 0.63%
JPMorgan Chase & Co. (Dated 09/30/19, total to be received $500,108,333,
(collateralized by U.S. Treasury Securities,
2.25% to 3.00%, due from 11/15/24 to
5/15/45, par and fair value of $895,738,800 and $1,010,819,029, respectively))
1.95%	10/04/19	$500,000,000	$500,000,000

U.S. Agency Discount Notes — 1.57%
Federal Home Loan Bank
2.01%[14]	10/11/19	200,000,000	199,896,112
2.03%[14]	10/16/19	500,000,000	499,610,415
2.03%[14]	10/17/19	250,000,000	249,792,223
Freddie Mac, Series RB
2.36%[14]	10/17/19	300,000,000	299,741,850

			1,249,040,600

U.S. Treasury Bills — 0.86%
U.S. Treasury Bills
1.89%[14,17]	12/26/19	123,875,000	123,348,256
1.98%[14]	10/29/19	300,000,000	299,565,417
2.00%[14]	10/22/19	9,000,000	8,990,609
2.02%[14]	10/01/19	250,000,000	250,000,000

			681,904,282

Total Short-Term Investments (Cost $3,106,927,568)			3,106,880,006

Total Investments Before Written Options – 109.91% (Cost $85,591,098,261)			87,314,725,161

Net unrealized appreciation on unfunded commitments (0.00)%			24,080

Written Options - (0.02)% (Cost $(23,750,910))			(12,403,125)

Liabilities in Excess of Other
Assets – (9.89)%			(7,860,538,505)

Net Assets – 100.00%			$79,441,783,531

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $53,646,520, which is 0.07% of total net assets.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 164

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September 30, 2019 (Unaudited)

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $7,024,080, at an interest rate of 2.50% and a maturity of April 15, 2027. The investment is not accruing an unused commitment fee.

[10]	All or a portion of this security’s market value is pledged as collateral for the reverse repurchase agreement.

[11]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2019.

[12]	Inflation protected security. Principal amount reflects original security face amount.

[13]	Affiliated investment.

[14]	Represents annualized yield at date of purchase.

[15]	Represents the current yield as of September 30, 2019.

[16]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged for swaps is $24.

[17]

Securities, or a portion thereof, pledged as collateral for futures and options. The total market value of collateral pledged for futures is $97,464,095. The total market value of collateral pledged for options is $25,849,410.

†

Fair valued security. The aggregate value of fair valued securities is $58,472,290, which is 0.07% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GBP): British Pound

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
GBP 500,000	USD 616,274	Goldman Sachs International	10/25/19	$539
USD 11,156,051	GBP 8,900,000	Goldman Sachs International	10/25/19	176,788

				177,327

USD 914,085	GBP 750,000	Goldman Sachs International	10/25/19	(11,134)

NET UNREALIZED APPRECIATION				$166,193

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	26,214	12/31/19	$5,649,117,000	$(13,947,167)	$(13,947,167)
U.S. Treasury Five Year Note	17,792	12/31/19	2,119,889,009	(9,192,852)	(9,192,852)
U.S. Treasury Ultra Bond	2,877	12/19/19	552,114,281	(2,981,505)	(2,981,505)
U.S. Treasury Long Bond	1,872	12/19/19	303,849,000	(4,567,062)	(4,567,062)

			8,624,969,290	(30,688,586)	(30,688,586)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	10,098	12/06/19	(1,493,353,793)	10,890,428	10,890,428

TOTAL FUTURES CONTRACTS			$7,131,615,497	$(19,798,158)	$(19,798,158)

See accompanying notes to Schedule of Portfolio Investments.

165 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
PURCHASED CALL OPTIONS EXCHANGE TRADED — (0.4)%
IMM Eurodollar 1 Year MIDCV Future Options	31,500	$98.12	12/13/19	$6,808,592,700	$33,271,875

Description	Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
WRITTEN CALL OPTIONS EXCHANGE TRADED — 0.2%
IMM Eurodollar 1 Year MIDCV Future Options	94,500	$98.88	12/13/19	$(4,934,774,880)	$(12,403,125)

Counterparty	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC	0.000%	09/26/19	10/03/19	$(4,978,750)	$(4,978,750)	$(4,978,750)
JPMorgan Chase Bank	(2.000%)	09/26/19	10/03/19	(4,786,670)	(4,788,000)	(4,788,000)

TOTAL REVERSE REPURCHASE AGREEMENTS						$(9,766,750)

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$3,817,000	$59,029,905	$—	$59,029,905
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	1,957,015	31,450,992	—	31,450,992
Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	1,569,875	(66,215,915)	—	(66,215,915)
Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	801,565	(35,127,223)	—	(35,127,223)

TOTAL SWAPS CONTRACTS							$8,145,455	$(10,862,241)	$—	$(10,862,241)

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 166

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.69%
ASSET-BACKED SECURITIES — 2.03%**
Nelnet Student Loan Trust, Series 2012-5A,
Class A
(LIBOR USD 1-Month plus 0.60%)
2.62%	10/27/36	[1,2]	$399,705	$397,948
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	296,660	296,492
SLM Student Loan Trust, Series 2003-14,
Class A6
(LIBOR USD 3-Month plus 0.30%)
2.58%	07/25/25	[1]	303,375	303,012
SLM Student Loan Trust, Series 2005-8,
Class A4
(LIBOR USD 3-Month plus 0.55%)
2.83%	01/25/28	[1]	286,364	286,410
SLM Student Loan Trust, Series 2007-6,
Class A4
(LIBOR USD 3-Month plus 0.38%)
2.66%	10/25/24	[1]	261,764	261,995
SLM Student Loan Trust, Series 2007-8,
Class A4
(LIBOR USD 3-Month plus 0.47%)
2.75%	01/26/26	[1]	204,556	204,645
SLM Student Loan Trust, Series 2011-1,
Class A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	03/25/26	[1]	133,216	133,367
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.57%	06/25/43	[1]	141,772	140,418

Total Asset-Backed Securities
(Cost $2,027,449)				2,024,287

CORPORATES — 25.87%*
Banking — 7.23%
Bank of America Corp. (GMTN)
2.37%	07/21/21	[3]	1,750,000	1,753,669
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 0.68%)
2.82%	06/01/21	[1]	400,000	400,980
(LIBOR USD 3-Month plus 1.00%)
3.30%	01/15/23	[1]	200,000	201,680
JPMorgan Chase Bank N.A. (BKNT)
2.60%	02/01/21	[3]	500,000	500,917
3.09%	04/26/21	[3]	250,000	251,261
(LIBOR USD 3-Month plus 0.29%)
2.54%	02/01/21	[1]	500,000	500,169
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[4]	350,000	350,335

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,4]	$150,000	$151,503
Santander UK Group Holdings PLC
(United Kingdom)
3.13%	01/08/21	[4]	500,000	503,457
U.S. Bank N.A. (BKNT)
3.05%	07/24/20		550,000	554,298
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		250,000	251,165
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		1,000,000	1,000,878
3.33%	07/23/21	[3]	275,000	277,463
(SOFR Rate plus 0.48%)
2.30%	03/25/20	[1]	500,000	500,454

				7,198,229

Communications — 0.52%
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	520,000	523,250

Consumer Discretionary — 0.33%
Constellation Brands, Inc.
2.00%	11/07/19		200,000	199,920
(LIBOR USD 3-Month plus 0.70%)
2.86%	11/15/21	[1]	125,000	125,002

				324,922

Electric — 1.20%
Dominion Energy, Inc., Series B
2.75%	09/15/22		350,000	353,657
Evergy, Inc.
4.85%	06/01/21		325,000	336,244
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21		250,000	251,660
(LIBOR USD 3-Month plus 0.55%)
2.69%	08/28/21	[1]	250,000	250,077

				1,191,638

Energy — 0.20%
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	200,000	203,250

Finance — 5.47%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.45%	12/16/21	[4]	100,000	104,012
4.63%	10/30/20	[4]	200,000	204,810
5.00%	10/01/21	[4]	150,000	157,688

See accompanying notes to Schedule of Portfolio Investments.

167 / Semi-Annual Report September 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
2.42%	04/06/20	[1,2]	$375,000	$375,672
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/24/23	[1]	308,000	309,328
Daimler Finance North America LLC
1.75%	10/30/19	[2]	200,000	199,937
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22	[1,2]	290,000	291,599
Ford Motor Credit Co. LLC
2.60%	11/04/19		500,000	499,794
3.20%	01/15/21		250,000	250,609
(LIBOR USD 3-Month plus 0.79%)
2.92%	06/12/20	[1]	250,000	249,592
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[4]	560,000	558,599
General Motors Financial Co., Inc.
4.38%	09/25/21		500,000	516,715
Morgan Stanley (GMTN)
5.50%	01/26/20		500,000	505,325
5.50%	07/24/20		500,000	513,551
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	500,000	509,965
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63%	03/15/21	[2,4]	100,000	100,813
4.50%	03/15/23	[2,4]	100,000	103,881

				5,451,890

Food — 1.69%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20	[1]	240,000	240,043
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.51%	10/09/20	[1]	325,000	325,022
(LIBOR USD 3-Month plus 0.75%)
3.03%	10/22/20	[1]	200,000	200,043
Danone SA (France)
1.69%	10/30/19	[2,4]	250,000	249,887
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,4]	375,000	374,829
Smithfield Foods, Inc.
2.70%	01/31/20	[2]	300,000	298,875

				1,688,699

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 2.01%
Allergan Finance LLC
3.25%	10/01/22		$200,000	$204,421
Anthem, Inc.
3.70%	08/15/21		500,000	512,210
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	300,000	299,999
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
2.98%	12/29/20	[1]	243,000	243,086
Cigna Corp.
3.20%	09/17/20		200,000	201,810
Humana, Inc.
2.63%	10/01/19		300,000	300,000
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.91%	03/19/21	[1]	240,000	240,006

				2,001,532

Industrials — 1.44%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	350,000	351,399
General Electric Co. (GMTN)
2.20%	01/09/20		250,000	249,718
4.63%	01/07/21		310,000	317,855
General Electric Co. (MTN)
5.55%	05/04/20		125,000	127,242
(LIBOR USD 3-Month plus 0.38%)
2.67%	05/05/26	[1]	150,000	135,093
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
2.82%	08/16/21	[1]	250,000	250,024

				1,431,331

Information Technology — 1.06%
Analog Devices, Inc.
2.85%	03/12/20		120,000	120,449
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20		275,000	275,016
Broadcom, Inc.
3.13%	04/15/21	[2]	250,000	252,472
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,4]	400,000	410,576

				1,058,513

Materials — 0.56%
Georgia-Pacific LLC
2.54%	11/15/19	[2]	250,000	250,041

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 168

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
International Flavors & Fragrances, Inc.
3.40%	09/25/20		$300,000	$303,569

				553,610

Real Estate Investment Trust (REIT) — 2.57%
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		400,000	404,138
Boston Properties LP
4.13%	05/15/21		500,000	511,471
Essex Portfolio LP
5.20%	03/15/21		350,000	362,207
Healthcare Realty Trust, Inc.
3.75%	04/15/23		200,000	206,658
Kimco Realty Corp.
3.20%	05/01/21		250,000	253,958
Liberty Property LP
4.75%	10/01/20		400,000	410,295
Reckson Operating Partnership LP
7.75%	03/15/20		400,000	409,598

				2,558,325

Retail — 0.85%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,4]	300,000	300,051
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.00%	04/17/20	[1]	300,000	300,056
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		250,000	250,043

				850,150

Transportation — 0.74%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		372,457	390,917
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
3.08%	06/01/21	[1,2]	250,000	250,958
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		93,604	95,411

				737,286

Total Corporates
(Cost $25,673,096)				25,772,625

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 30.57%**
Non-Agency Commercial
Mortgage-Backed — 2.83%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.52%	02/10/48	[3]	$2,812,302	$158,148
Commercial Mortgage Trust,
Series 2013-CR6, Class XB (IO)
0.68%	03/10/46	[3]	10,000,000	182,866
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[3]	2,841,467	94,201
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.19%	08/10/47	[3]	5,711,868	232,873
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
1.04%	08/10/48	[3]	4,300,242	178,373
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class XA (IO)
1.02%	09/15/50	[3]	5,433,466	207,789
Four Times Square Trust Commercial
Mortgage Pass-Through Certificates,
Series 2006-4TS, Class A
5.40%	12/13/28	[2]	140,097	145,701
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class ASB
3.14%	05/15/45		382,366	388,364
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C7, Class XA (IO)
1.49%	02/15/46	[3]	4,127,697	154,503
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A4
4.12%	07/15/49		152,585	156,314
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A4
2.79%	12/10/45		400,000	405,726
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.06%	11/15/45	[2,3]	1,500,868	72,162
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XA (IO)
1.34%	05/15/45	[2,3]	2,619,034	95,082
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XB (IO)
0.59%	05/15/45	[2,3]	8,000,000	129,625
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
1.20%	08/15/47	[3]	5,259,928	215,317

				2,817,044

Non-Agency Mortgage-Backed — 2.10%
Aames Mortgage Trust,
Series 2002-1, Class A3
(STEP-reset date 11/25/19)

See accompanying notes to Schedule of Portfolio Investments.

169 / Semi-Annual Report September 2019

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
5.15%	06/25/32		$20,856	$20,991
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
4.34%	05/25/35	[3]	117,223	114,454
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31		60,281	64,096
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		4,615	4,956
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
4.18%	02/25/34	[3]	53,299	52,477
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR31,
Class 4A2
4.73%	11/25/32	[3]	22,411	22,480
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.80%	07/19/44	[1]	145,099	148,556
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A4
(LIBOR USD 1-Month plus 0.15%)
2.17%	07/25/36	[1]	79,907	80,061
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47%	06/25/28		2	2
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.80%	12/25/34	[1]	400,161	355,435
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
4.55%	10/25/34	[3]	124,157	123,823
JPMorgan Mortgage Trust, Series 2005-A2,
Class 9A1
4.86%	04/25/35	[3]	179,628	187,351
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
4.33%	10/25/34	[3]	194,934	193,215
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
3.63%	06/25/34	[3]	5,841	5,707
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A2[5]
0.00%	03/25/47	6,7,†	4,000,000	—
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.64%	10/25/32	[3]	39,947	41,454
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
(LIBOR USD 12-Month plus 1.63%)
3.59%	12/25/32	[1]	$162,967	$167,879
Morgan Stanley ABS Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.32%	12/25/35	[1]	78,951	78,848
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	11
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A8
6.50%	11/25/31		46,811	49,675
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.42%	12/25/34	[3]	103,307	105,140
Terwin NIMs Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34	[2,6,8]	1,922,424	29,966
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative
Average plus 1.40%)
3.85%	06/25/42	[1]	26,890	26,844
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
4.71%	06/25/33	[3]	64,004	66,249
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.52%	06/25/35	[1]	167,689	148,520

				2,088,190

U.S. Agency Commercial
Mortgage-Backed — 6.91%
Fannie Mae, Series 2012-M2, Class A2
2.72%	02/25/22		748,927	758,789
Fannie Mae-Aces, Series 2012-M4,
Class X1 (IO)
0.64%	04/25/22	[3]	7,031,954	64,374
Fannie Mae-Aces, Series 2013-M6,
Class 1A1
1.30%	02/25/43		473,917	470,749
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J22F,
Class A1
3.45%	05/25/23		357,922	368,781
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K012,
Class X3 (IO)
2.33%	01/25/41	[3]	2,950,450	81,721
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K025,
Class X3 (IO)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 170

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
1.81%	11/25/40	[3]	$2,000,000	$103,116
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X1 (IO)
0.33%	04/25/23	[3]	13,247,930	97,139
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K056,
Class XAM (IO)
1.29%	05/25/26	[3]	1,400,000	98,490
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K504,
Class A2
2.57%	09/25/20	[3]	1,008,548	1,010,883
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K714,
Class X3 (IO)
1.85%	01/25/42	[3]	4,000,000	78,454
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K717,
Class A1
2.34%	02/25/21		27,268	27,230
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF05,
Class A
(LIBOR USD 1-Month plus 0.35%)
2.44%	09/25/21	[1]	44,475	44,440
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF17,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	03/25/23	[1]	399,584	400,334
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF19,
Class A
(LIBOR USD 1-Month plus 0.45%)
2.54%	06/25/23	[1]	770,280	770,168
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF22,
Class A
(LIBOR USD 1-Month plus 0.50%)
2.59%	07/25/23	[1]	425,068	425,563
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KP02,
Class A2
2.36%	04/25/21	[3]	113,148	112,982
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS05,
Class A
(LIBOR USD 1-Month plus 0.50%)
2.59%	01/25/23	[1]	560,361	560,443
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[3]	3,500,000	123,743

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)
3.19%	05/25/44	[1]	$368,017	$368,286
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.93%	04/25/46	[3]	451,794	456,830
Ginnie Mae, Series 2011-165, Class IO (IO)
0.41%	10/16/51	[3]	8,339,432	67,549
Ginnie Mae, Series 2012-135, Class IO (IO)
0.57%	01/16/53	[3]	3,681,050	105,715
NCUA Guaranteed Notes Trust,
Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.59%	03/09/21	[1]	284,095	284,234

				6,880,013

U.S. Agency Mortgage-Backed — 18.73%
Fannie Mae Pool 254548
5.50%	12/01/32		112,229	124,218
Fannie Mae Pool 468764
4.16%	07/01/21		630,000	651,614
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
4.28%	11/01/32	[1]	15,001	15,307
Fannie Mae Pool 555424
5.50%	05/01/33		73,936	82,285
Fannie Mae Pool 567002
8.00%	05/01/23		15,652	16,540
Fannie Mae Pool 655133
7.00%	08/01/32		7,178	7,578
Fannie Mae Pool 655151
7.00%	08/01/32		13,594	14,318
Fannie Mae Pool 762525
6.50%	11/01/33		21,082	23,006
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
4.43%	04/01/34	[1]	121,852	123,968
Fannie Mae Pool AD0538
6.00%	05/01/24		42,515	44,609
Fannie Mae Pool AE0443
6.50%	10/01/39		82,626	94,280
Fannie Mae Pool AL0851
6.00%	10/01/40		74,451	85,745
Fannie Mae Pool AM4580
3.43%	10/01/23		305,383	322,370

See accompanying notes to Schedule of Portfolio Investments.

171 / Semi-Annual Report September 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae REMICS, Series 1993-80,
Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.41%	05/25/23	[1]	$677	$745
Fannie Mae REMICS, Series 2001-42,
Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	1,266	1,435
Fannie Mae REMICS, Series 2001-60,
Class OF
(LIBOR USD 1-Month plus 0.95%)
2.97%	10/25/31	[1]	103,894	105,670
Fannie Mae REMICS, Series 2002-30,
Class FB
(LIBOR USD 1-Month plus 1.00%)
3.02%	08/25/31	[1]	126,444	128,214
Fannie Mae REMICS, Series 2003-124,
Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	16,756	19,644
Fannie Mae REMICS, Series 2003-134,
Class FC
(LIBOR USD 1-Month plus 0.60%)
2.62%	12/25/32	[1]	425,176	428,059
Fannie Mae REMICS, Series 2004-60,
Class FW
(LIBOR USD 1-Month plus 0.45%)
2.47%	04/25/34	[1]	385,257	385,377
Fannie Mae REMICS, Series 2004-96,
Class MT
(-17.15 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00%	12/25/34	[1]	10,049	11,130
Fannie Mae REMICS, Series 2005-114,
Class PF
(LIBOR USD 1-Month plus 0.38%)
2.39%	08/25/35	[1]	416,658	416,636
Fannie Mae REMICS, Series 2006-84,
Class WF
(LIBOR USD 1-Month plus 0.30%)
2.32%	02/25/36	[1]	47,569	47,551
Fannie Mae REMICS, Series 2007-68,
Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.68%	07/25/37	[1]	106,050	22,120
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		7,345	7,412
Fannie Mae REMICS, Series 2009-33,
Class FB
(LIBOR USD 1-Month plus 0.82%)
2.84%	03/25/37	[1]	137,165	139,131

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)
2.42%	10/25/40	[1]	$77,926	$78,074
Fannie Mae REMICS, Series 2010-26,
Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.21%	11/25/36	[1]	415,462	78,206
Fannie Mae REMICS, Series 2011-124,
Class DF
(LIBOR USD 1-Month plus 0.45%)
2.47%	08/25/40	[1]	320,912	321,273
Fannie Mae REMICS, Series 2011-47,
Class GF
(LIBOR USD 1-Month plus 0.57%)
2.59%	06/25/41	[1]	137,586	138,464
Fannie Mae REMICS, Series 2011-71,
Class FB
(LIBOR USD 1-Month plus 0.50%)
2.52%	05/25/37	[1]	150,851	151,068
Fannie Mae REMICS, Series 2011-8,
Class PF
(LIBOR USD 1-Month plus 0.50%)
2.52%	01/25/40	[1]	82,631	82,659
Fannie Mae REMICS, Series 2012-19,
Class FP
(LIBOR USD 1-Month plus 0.50%)
2.52%	12/25/39	[1]	500,137	502,189
Fannie Mae REMICS, Series 2012-33,
Class F
(LIBOR USD 1-Month plus 0.52%)
2.54%	04/25/42	[1]	558,758	562,282
Fannie Mae REMICS, Series 2013-75,
Class FC
(LIBOR USD 1-Month plus 0.25%)
2.27%	07/25/42	[1]	508,631	509,504
Fannie Mae REMICS, Series 2014-19,
Class FA
(LIBOR USD 1-Month plus 0.40%)
2.42%	11/25/39	[1]	195,124	195,144
Fannie Mae REMICS. Series 2004-92,
Class FD
(LIBOR USD 1-Month plus 0.35%)
2.37%	05/25/34	[1]	478,230	479,081
Freddie Mac Gold Pool C90474
7.00%	08/01/21		7,345	7,500
Freddie Mac Gold Pool G13107
5.50%	07/01/20		743	750
Freddie Mac REMICS, Series 1526,
Class L
6.50%	06/15/23		1,677	1,771

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 172

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 2368,
Class AF
(LIBOR USD 1-Month plus 0.95%)
2.98%	10/15/31	[1]	$69,651	$71,314
Freddie Mac REMICS, Series 2642,
Class BW (IO)
5.00%	06/15/23		153	1
Freddie Mac REMICS, Series 2733,
Class FB
(LIBOR USD 1-Month plus 0.60%)
2.63%	10/15/33	[1]	759,979	765,063
Freddie Mac REMICS, Series 2763,
Class FC
(LIBOR USD 1-Month plus 0.35%)
2.38%	04/15/32	[1]	112,759	112,751
Freddie Mac REMICS, Series 2990,
Class DE
(LIBOR USD 1-Month plus 0.38%)
2.41%	11/15/34	[1]	153,609	153,733
Freddie Mac REMICS, Series 2990,
Class LE
(LIBOR USD 1-Month plus 0.32%)
2.35%	10/15/34	[1]	412,273	411,873
Freddie Mac REMICS, Series 3066,
Class PF
(LIBOR USD 1-Month plus 0.30%)
2.33%	04/15/35	[1]	391,601	391,414
Freddie Mac REMICS, Series 3085,
Class FW
(LIBOR USD 1-Month plus 0.70%)
2.73%	08/15/35	[1]	481,850	482,551
Freddie Mac REMICS, Series 3139,
Class FL
(LIBOR USD 1-Month plus 0.30%)
2.33%	01/15/36	[1]	158,440	158,408
Freddie Mac REMICS, Series 3196,
Class FA
(LIBOR USD 1-Month plus 0.35%)
2.38%	04/15/32	[1]	425,296	425,362
Freddie Mac REMICS, Series 3300,
Class FA
(LIBOR USD 1-Month plus 0.30%)
2.33%	08/15/35	[1]	448,441	447,238
Freddie Mac REMICS, Series 3325,
Class NF
(LIBOR USD 1-Month plus 0.30%)
2.33%	08/15/35	[1]	90,085	89,844
Freddie Mac REMICS, Series 3652,
Class PF
(LIBOR USD 1-Month plus 0.75%)
2.78%	07/15/32	[1]	21,591	21,630

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 3767,
Class JF
(LIBOR USD 1-Month plus 0.30%)
2.33%	02/15/39	[1]	$254,292	$254,803
Freddie Mac REMICS, Series 3792,
Class DF
(LIBOR USD 1-Month plus 0.40%)
2.43%	11/15/40	[1]	116,014	115,245
Freddie Mac REMICS, Series 3806,
Class DF
(LIBOR USD 1-Month plus 0.40%)
2.43%	08/15/25	[1]	107,756	107,457
Freddie Mac REMICS, Series 3845,
Class FQ
(LIBOR USD 1-Month plus 0.25%)
2.28%	02/15/26	[1]	217,210	217,447
Freddie Mac REMICS, Series 3879,
Class MF
(LIBOR USD 1-Month plus 0.35%)
2.38%	09/15/38	[1]	266,991	267,221
Freddie Mac REMICS, Series 3895,
Class BF
(LIBOR USD 1-Month plus 0.50%)
2.53%	07/15/41	[1]	292,822	294,406
Freddie Mac REMICS, Series 3907,
Class FM
(LIBOR USD 1-Month plus 0.35%)
2.38%	05/15/26	[1]	115,598	114,875
Freddie Mac REMICS, Series 3940,
Class PF
(LIBOR USD 1-Month plus 0.35%)
2.38%	05/15/40	[1]	676,671	677,034
Freddie Mac REMICS, Series 3946,
Class FG
(LIBOR USD 1-Month plus 0.35%)
2.38%	10/15/39	[1]	329,612	329,390
Freddie Mac REMICS, Series 4097,
Class TF
(1.00 X LIBOR USD 1-Month plus 0.40%, 6.50% Cap)
2.43%	05/15/39	[1]	159,774	159,457
Freddie Mac REMICS, Series 4109,
Class KF
(LIBOR USD 1-Month plus 0.40%)
2.43%	05/15/32	[1]	53,466	53,495
Freddie Mac Strips, Series 263,
Class F5
(LIBOR USD 1-Month plus 0.50%)
2.53%	06/15/42	[1]	456,178	457,524
Ginnie Mae II Pool (TBA)
4.50%	10/20/44		475,000	497,266
Ginnie Mae II Pool 80546

See accompanying notes to Schedule of Portfolio Investments.

173 / Semi-Annual Report September 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
4.13%	10/20/31	[1]	$8,944	$9,287
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/32	[1]	106,526	110,934
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	07/20/32	[1]	13,619	14,198
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	04/20/33	[1]	92,229	96,102
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
4.13%	12/20/23	[1]	11,101	11,336
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	08/20/25	[1]	23,055	23,735
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.75%	08/20/42	[1]	123,094	127,139
Ginnie Mae, Series 2001-22, Class FK
(LIBOR USD 1-Month plus 0.35%)
2.38%	05/16/31	[1]	621,461	622,785
Ginnie Mae, Series 2001-51, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.53%	10/16/31	[1]	424,067	424,497
Ginnie Mae, Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
2.44%	10/20/32	[1]	142,995	143,220
Ginnie Mae, Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
2.44%	10/20/32	[1]	210,933	211,265
Ginnie Mae, Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.43%	07/16/31	[1]	690,846	691,432
Ginnie Mae, Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
3.50%	01/16/34	[1]	488,097	503,747
Ginnie Mae, Series 2009-66, Class UF
(LIBOR USD 1-Month plus 1.00%)
3.03%	08/16/39	[1]	140,904	143,777
Ginnie Mae, Series 2009-92, Class FC

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
(LIBOR USD 1-Month plus 0.80%)
2.83%	10/16/39	[1]	$150,720	$152,626
Ginnie Mae, Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
2.48%	07/16/39	[1]	69,152	68,425
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
0.60%	06/16/37	[1]	2,040,883	29,927
Ginnie Mae, Series 2012-10, Class FP
(LIBOR USD 1-Month plus 0.30%)
2.34%	01/20/41	[1]	69,008	68,901
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.34%	07/20/38	[1]	157,751	157,849
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.45%	10/07/20	[1]	877,496	878,282
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.62%	12/08/20	[1]	520,490	523,139
NCUA Guaranteed Notes Trust,
Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.45%	03/11/20	[1]	144,585	144,602

				18,660,934

Total Mortgage-Backed
(Cost $30,729,189)				30,446,181

U.S. TREASURY SECURITIES — 33.22%
U.S. Treasury Notes — 33.22%
U.S. Treasury Floating Rate Notes
1.91%	07/31/21	[1]	5,100,000	5,099,027
U.S. Treasury Notes
1.50%	08/31/21		10,020,000	9,992,014
1.50%	09/30/21		15,290,000	15,255,285
1.63%	06/30/21		2,750,000	2,747,228

Total U.S. Treasury Securities
(Cost $33,049,485)				33,093,554

Total Bonds – 91.69%
(Cost $91,479,219)				91,336,647

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 174

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 13.55%
Money Market Funds — 6.02%
Dreyfus Government Cash Management
Fund
1.81%[9]		4,984,000	$4,984,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.79%[9]		1,011,000	1,011,000

			5,995,000

U.S. Agency Discount Notes — 3.01%
Federal Home Loan Bank
1.99%[10]	10/03/19	$3,000,000	2,999,688

U.S. Treasury Bills — 4.52%
U.S. Treasury Bills
1.89%[10,11]	12/26/19	26,000	25,889
2.04%[10]	01/16/20	4,500,000	4,476,135

			4,502,024

Total Short-Term Investments
(Cost $13,493,500)			13,496,712

Total Investments – 105.24%
(Cost $104,972,719)			$104,833,359

Liabilities in Excess of Other
Assets – (5.24)%			(5,215,290)

Net Assets – 100.00%			$99,618,069

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $29,966, which is 0.03% of total net assets.

[9]	Represents the current yield as of September 30, 2019.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $25,888.

†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(SOFR): Secured Overnight Financing Rate

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

175 / Semi-Annual Report September 2019

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	9	12/31/19	$1,939,500	$(4,213)	$(4,213)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 176

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 93.77%
ASSET-BACKED SECURITIES — 14.42%**
321 Henderson Receivables VI LLC
Series 2010-1A, Class B
9.31%	07/15/61	[1]	$350,441	$421,391
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	07/25/56	[1,2]	3,870,638	3,866,967
AIMCO CLO, Series 2015-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.15%	01/15/28	[1,2,3]	10,000,000	9,990,800
ARES XXIX CLO Ltd., Series 2014-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
3.49%	04/17/26	[1,2,3]	3,203,818	3,204,219
Babson CLO Ltd., Series 2044-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.43%	07/20/25	[1,2,3]	3,489,663	3,490,063
Barings BDC Static CLO Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
3.32%	04/15/27	[1,2,3]	5,848,990	5,852,436
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.36%	07/20/28	[1,2,3]	5,800,000	5,805,172
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.23%	07/20/29	[1,2,3]	8,400,000	8,400,034
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.57%	01/25/35	[1,2]	556,730	554,531
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.47%	04/25/35	[1,2]	1,045,045	1,027,537
BlueMountain CLO Ltd., Series 2013-1A,
Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.51%	01/20/29	[1,2,3]	4,000,000	4,003,046
BlueMountain CLO Ltd., Series 2015-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.63%	04/13/27	[1,2,3]	5,676,747	5,693,988
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.93%	02/25/30	[2]	48,819	48,775

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1,
Class A
(LIBOR USD 3-Month plus 0.09%)
2.20%	03/25/42	[1,2]	$2,715,379	$2,610,910
CIT Education Loan Trust, Series 2007-1,
Class B
(LIBOR USD 3-Month plus 0.30%)
2.41%	06/25/42	[1,2]	2,427,100	2,228,230
Corevest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35%	03/15/52	[1,4]	24,685,543	2,348,517
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.98%	11/15/28	[1,2,3]	7,500,000	7,494,510
Eaton Vance CLO Ltd., Series 2013-1A,
Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.38%	01/15/28	[1,2,3]	4,200,000	4,202,146
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
3.37%	07/26/66	[1,2]	16,229,653	16,359,493
ECMC Group Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
3.07%	05/25/67	[1,2]	15,450,650	15,494,716
Edsouth Indenture No. 3 LLC, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.73%)
2.75%	04/25/39	[1,2]	135,959	135,443
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.82%	04/26/32	[1,2]	3,465,000	3,441,940
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.07%	03/25/36	[2]	78,829	79,228
EFS Volunteer No. 2 LLC, Series 2012-1,
Class A2
(LIBOR USD 1-Month plus 1.35%)
3.37%	03/25/36	[1,2]	6,372,274	6,453,434
Flagship CLO VIII Ltd., Series 2014-8A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.17%	01/16/26	[1,2,3]	6,349,614	6,349,860
Galaxy XXIX CLO Ltd., Series 2018-29A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
2.95%	11/15/26	[1,2,3]	3,385,825	3,387,336

See accompanying notes to Schedule of Portfolio Investments.

177 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.67%	08/27/46	[1,2]	$2,563,804	$2,446,050
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[1,3]	1,227,667	1,236,906
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.58%	08/25/42	[2]	435,447	401,536
Higher Education Funding I, Series 2014-1,
Class A
(LIBOR USD 3-Month plus 1.05%)
3.18%	05/25/34	[1,2]	1,686,424	1,694,563
J.G. Wentworth XXXVIII LLC,
Series 2016-1A, Class A
3.41%	06/15/67	[1]	716,494	760,764
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99%	08/16/60	[1]	3,680,116	4,065,431
LCM XIX LP, Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
3.54%	07/15/27	[1,2,3]	9,500,000	9,537,839
LCM XXI LP, Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
3.16%	04/20/28	[1,2,3]	3,575,000	3,563,760
Limerock CLO III LLC, Series 2014-3A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.48%	10/20/26	[1,2,3]	6,458,410	6,461,482
Navient Student Loan Trust, Series 2014-8,
Class A3
(LIBOR USD 1-Month plus 0.60%)
2.62%	05/27/49	[2]	6,120,000	6,066,391
Navient Student Loan Trust, Series 2016-2A,
Class A3
(LIBOR USD 1-Month plus 1.50%)
3.52%	06/25/65	[1,2]	11,200,000	11,606,283
Navient Student Loan Trust, Series 2017-1A,
Class A3
(LIBOR USD 1-Month plus 1.15%)
3.17%	07/26/66	[1,2]	16,200,000	16,459,584
Navient Student Loan Trust, Series 2017-3A,
Class A3
(LIBOR USD 1-Month plus 1.05%)
3.07%	07/26/66	[1,2]	18,400,000	18,482,417
Navient Student Loan Trust, Series 2018-3A,
Class A3
(LIBOR USD 1-Month plus 0.80%)
2.82%	03/25/67	[1,2]	3,500,000	3,490,845

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2019-3A,
Class A
(LIBOR USD 1-Month plus 0.83%)
2.89%	07/25/68	[1,2]	$16,400,000	$16,420,592
Nelnet Student Loan Trust, Series 2006-2,
Class B
(LIBOR USD 3-Month plus 0.20%)
2.48%	01/25/38	[2]	3,727,566	3,406,175
Nelnet Student Loan Trust, Series 2007-1,
Class A3
(LIBOR USD 3-Month plus 0.07%)
2.20%	05/27/25	[2]	1,451,922	1,442,428
Nelnet Student Loan Trust, Series 2012-5A,
Class A
(LIBOR USD 1-Month plus 0.60%)
2.62%	10/27/36	[1,2]	119,178	118,654
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
2.97%	11/25/48	[1,2]	1,865,000	1,830,327
Nelnet Student Loan Trust, Series 2015-1A,
Class A
(LIBOR USD 1-Month plus 0.59%)
2.61%	04/25/46	[1,2]	2,319,736	2,295,265
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
2.92%	06/25/54	[1,2]	11,000,000	10,808,828
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
3.01%	01/29/46	[2]	134,762	134,100
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.08%	10/20/26	[1,2,3]	4,910,000	4,910,000
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1 (Cayman Islands)
(1.00 X LIBOR USD 3-Month plus 0.90%)
0.00%	10/24/27	[1,2,3]	4,600,000	4,600,228
PHEAA Student Loan Trust, Series 2013-3A,
Class A
(LIBOR USD 1-Month plus 0.75%)
2.77%	11/25/42	[1,2]	3,669,141	3,633,534
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
3.20%	10/20/27	[1,2,3]	9,100,000	9,099,766
Scholar Funding Trust, Series 2011-A,
Class A
(LIBOR USD 3-Month plus 0.90%)
3.16%	10/28/43	[1,2]	104,018	104,210

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 178

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
2.45%	08/15/31	[2]	$556,110	$507,486
SLC Student Loan Trust, Series 2005-2,
Class A4
(LIBOR USD 3-Month plus 0.16%)
2.28%	12/15/39	[2]	12,000,000	11,491,932
SLC Student Loan Trust, Series 2005-3,
Class A4
(LIBOR USD 3-Month plus 0.15%)
2.27%	12/15/39	[2]	13,800,000	13,080,646
SLC Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	03/15/55	[2]	13,120,000	12,406,994
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.72%	12/15/32	[2]	3,299,690	3,373,677
SLM Student Loan Trust, Series 2003-12,
Class B
(LIBOR USD 3-Month plus 0.59%)
2.71%	03/15/38	[2]	4,946,570	4,674,582
SLM Student Loan Trust, Series 2003-4,
Class A5D
(LIBOR USD 3-Month plus 0.75%)
2.87%	03/15/33	[1,2]	2,378,761	2,350,242
SLM Student Loan Trust, Series 2003-7,
Class B
(LIBOR USD 3-Month plus 0.57%)
2.69%	09/15/39	[2]	3,496,175	3,249,114
SLM Student Loan Trust, Series 2004-10,
Class B
(LIBOR USD 3-Month plus 0.37%)
2.65%	01/25/40	[2]	10,063,711	9,245,841
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
2.75%	07/25/39	[2]	608,295	578,359
SLM Student Loan Trust, Series 2006-2,
Class A6
(LIBOR USD 3-Month plus 0.17%)
2.45%	01/25/41	[2]	12,379,557	11,931,051
SLM Student Loan Trust, Series 2006-8,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.44%	01/25/41	[2]	1,800,000	1,722,527
SLM Student Loan Trust, Series 2007-2,
Class B
(LIBOR USD 3-Month plus 0.17%)
2.45%	07/25/25	[2]	12,800,000	11,738,559

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-3,
Class A4
(LIBOR USD 3-Month plus 0.06%)
2.34%	01/25/22	[2]	$197,991	$192,628
SLM Student Loan Trust, Series 2007-3,
Class B
(LIBOR USD 3-Month plus 0.15%)
2.43%	01/25/28	[2]	12,800,000	11,738,701
SLM Student Loan Trust, Series 2007-7,
Class B
(LIBOR USD 3-Month plus 0.75%)
3.03%	10/27/70	[2]	2,195,000	2,061,861
SLM Student Loan Trust, Series 2008-2,
Class A3
(LIBOR USD 3-Month plus 0.75%)
3.03%	04/25/23	[2]	14,760,368	14,570,821
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
4.16%	01/25/83	[2]	1,000,000	957,207
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.48%	04/26/83	[2]	710,000	684,540
SLM Student Loan Trust, Series 2008-4,
Class A4
(LIBOR USD 3-Month plus 1.65%)
3.93%	07/25/22	[2]	1,294,770	1,308,843
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	04/25/73	[2]	710,000	707,148
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
3.98%	07/25/23	[2]	6,662,761	6,730,677
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/25/73	[2]	7,315,000	7,384,517
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
3.38%	07/25/23	[2]	9,836,869	9,809,156
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[2]	710,000	707,149
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.13%	07/26/83	[2]	820,000	817,084

See accompanying notes to Schedule of Portfolio Investments.

179 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8,
Class A4
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23	[2]	$1,668,849	$1,686,510
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/75	[2]	735,000	740,410
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
3.78%	04/25/23	[2]	2,352,696	2,367,907
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.53%	10/25/83	[2]	7,235,000	7,303,957
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
2.77%	01/25/45	[1,2]	8,584,680	8,562,007
SLM Student Loan Trust, Series 2011-1,
Class A2
(LIBOR USD 1-Month plus 1.15%)
3.17%	10/25/34	[2]	2,680,000	2,712,808
SLM Student Loan Trust, Series 2011-2,
Class A2
(LIBOR USD 1-Month plus 1.20%)
3.22%	10/25/34	[2]	4,035,000	4,095,861
SLM Student Loan Trust, Series 2012-1,
Class A3
(LIBOR USD 1-Month plus 0.95%)
2.97%	09/25/28	[2]	923,296	913,356
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
2.72%	01/25/29	[2]	1,358,161	1,334,343
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
2.67%	05/26/26	[2]	3,490,219	3,408,893
SLM Student Loan Trust, Series 2012-7,
Class B
(LIBOR USD 1-Month plus 1.80%)
3.82%	09/25/43	[2]	2,200,000	2,177,288
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.57%	06/25/43	[2]	1,268,482	1,256,375
SLM Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.60%)
2.62%	02/26/29	[2]	1,267,412	1,236,484

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2014-2,
Class A3
(LIBOR USD 1-Month plus 0.59%)
2.61%	03/25/55	[2]	$11,735,164	$11,669,469
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/461,	†	1,732,083	2,052,381
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[1]	1,172,123	1,397,985
Student Loan Consolidation Center Student
Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	150,000	139,782
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.52%	07/17/28	[1,2,3]	6,300,000	6,303,007
Voya CLO Ltd., Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.00%	07/25/26	[1,2,3]	1,964,135	1,962,529

Total Asset-Backed Securities
(Cost $468,979,661)				473,365,374

BANK LOANS — 1.09%*
Automotive — 0.02%
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.54%	04/30/26	[1,2]	600,000	596,064

Communications — 0.21%
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.29%	04/04/26	[1,2]	1,000,000	998,215
Connect Finco SARL, Term Loan B
(LIBOR plus 4.50%)
4.50%	09/23/26	[1,2]	3,000,000	2,958,045
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.28%	01/15/26	[1,2]	1,492,500	1,493,993
Sprint Communications, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.50%)
4.56%	02/02/24	[1,2]	492,424	489,654
(LIBOR plus 3.00%)
5.06%	02/02/24	[1,2]	992,500	991,259

				6,931,166

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 180

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary — 0.03%
Reynolds Group Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.79%	02/06/23	[1,2]	$800,307	$802,692

Electric — 0.06%
Chief Power Finance LLC, Term Loan B,
1st Lien
(LIBOR plus 4.75%)
6.80%	12/31/20	[1,2,5,6]	1,375,562	1,178,396
Homer City Generation LP, Term Loan B,
1st Lien
(LIBOR plus 11.00%)
13.11%	04/05/23	[1,2,5,6]	707,786	676,965
Vistra Operations Co., LLC, Term Loan B1,
1st Lien
(LIBOR plus 2.00%)
4.04%	08/04/23	[1,2]	78,080	78,422

				1,933,783

Finance — 0.22%
Avolon TLB Borrower 1 US LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.79%	01/15/25	[1,2]	317,025	318,596
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.85%	10/06/23	[1,2]	6,793,857	6,823,580

				7,142,176

Health Care — 0.27%
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.81%	07/02/25	[1,2]	1,451,403	1,461,381
MPH Acquisition Holdings LLC, Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.85%	06/07/23	[1,2]	1,350,000	1,289,810
U.S. Renal Care, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.06%	06/12/26	[1,2]	1,700,000	1,614,150
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.04%	06/02/25	[1,2]	4,430,742	4,453,826

				8,819,167

Industrials — 0.08%
Berry Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.55%	07/01/26	[1,2]	997,500	1,003,470

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Liqui-Box Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/03/26	[1,2]	$1,750,000	$1,736,875

				2,740,345

Information Technology — 0.07%
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.85%	06/11/25	[1,2]	740,625	742,595
Quintiles IMS, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	03/07/24	[1,2]	675,505	679,305
SS&C Technologies Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	367,525	369,215
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.29%	04/16/25	[1,2]	556,415	558,974

				2,350,089

Real Estate Investment Trust (REIT) — 0.08%
MGM Growth Properties,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.04%	03/21/25	[1,2]	496,144	497,970
SBA Senior Finance II LLC, Term Loan B,
1st Lien
(LIBOR plus 2.00%)
4.05%	04/11/25	[1,2]	2,256,438	2,260,567

				2,758,537

Retail — 0.02%
BC ULC/New Red Finance, Inc.,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.29%	02/16/24	[1,2,3]	757,154	760,561

Services — 0.03%
GFL Environmental, Inc., Term Loan B,
1st Lien
(LIBOR plus 3.00%)
5.04%	05/30/25	[1,2]	994,962	988,122

Total Bank Loans
(Cost $35,909,366)				35,822,702

See accompanying notes to Schedule of Portfolio Investments.

181 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 28.28%*
Automotive — 0.02%
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[3]	$500,000	$510,050

Banking — 2.32%
Banco Internacional del Peru SAA Interbank,
Series REGS (Peru)
6.63%	03/19/29	[3,4]	250,000	283,125
Banco Nacional de Comercio Exterior
SNC/Cayman Islands (Mexico)
3.80%	08/11/26	[1,3,4]	2,000,000	2,028,000
Bank of America Corp.
2.74%	01/23/22	[4]	8,625,000	8,675,556
3.00%	12/20/23	[4]	1,515,000	1,548,025
Bank of America Corp. (MTN)
3.12%	01/20/23	[4]	544,000	555,124
3.56%	04/23/27	[4]	5,940,000	6,270,277
Global Bank Corp. (Panama)
4.50%	10/20/21	[1,3]	1,198,000	1,233,940
JPMorgan Chase & Co.
3.22%	03/01/25	[4]	8,229,000	8,523,615
4.02%	12/05/24	[4]	7,635,000	8,145,342
Lloyds Banking Group PLC
(United Kingdom)
2.86%	03/17/23	[3,4]	5,000,000	5,017,431
2.91%	11/07/23	[3,4]	7,530,000	7,558,704
3.90%	03/12/24	[3]	1,500,000	1,570,668
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	4,300,000	4,314,519
3.37%	01/05/24	[3,4]	3,000,000	3,047,730
4.80%	11/15/24	[3,4]	2,000,000	2,143,641
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	885,000	886,364
5.00%	11/07/23	[1,3]	3,100,000	3,288,457
Wells Fargo & Co.
3.00%	04/22/26		9,265,000	9,505,992
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	1,525,000	1,520,993

				76,117,503

Communications — 3.32%
AT&T, Inc.
3.80%	02/15/27		2,205,000	2,336,952
4.30%	02/15/30		4,115,000	4,534,649
4.30%	12/15/42		2,300,000	2,412,404
4.80%	06/15/44		4,662,000	5,169,291
5.15%	11/15/46		2,415,000	2,794,767
5.25%	03/01/37		3,170,000	3,728,635
C&W Senior Financing DAC (Ireland)
6.88%	09/15/27	[1,3]	1,200,000	1,246,508

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CBS Corp.
3.38%	02/15/28		$2,625,000	$2,678,212
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.38%	06/01/29	[1]	3,104,000	3,313,520
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.58%	07/23/20		1,250,000	1,261,375
6.48%	10/23/45		1,490,000	1,816,385
CSC Holdings LLC
5.38%	02/01/28	[1]	1,345,000	1,420,656
6.63%	10/15/25	[1]	867,000	930,118
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	4,374,000	4,102,375
9.75%	07/15/25	[1,3]	3,820,000	4,009,090
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[3]	3,990,000	5,395,270
Level 3 Financing, Inc.
4.63%	09/15/27	[1]	3,897,000	3,942,010
Qwest Corp.
6.75%	12/01/21		2,235,000	2,422,181
7.25%	09/15/25		955,000	1,075,569
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[1]	8,494,000	8,832,528
Sirius XM Radio, Inc.
3.88%	08/01/22	[1]	1,379,000	1,400,116
Sprint Communications, Inc.
7.00%	03/01/20	[1]	1,400,000	1,426,250
Sprint Corp.
7.63%	03/01/26		525,000	580,781
7.88%	09/15/23		1,469,000	1,615,900
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[1]	5,755,000	5,790,969
4.74%	03/20/25	[1]	6,625,000	7,059,004
Time Warner Cable LLC
5.50%	09/01/41		2,972,000	3,206,432
5.88%	11/15/40		965,000	1,079,228
T-Mobile USA, Inc.
4.50%	02/01/26		200,000	205,860
4.75%	02/01/28		2,481,000	2,597,557
6.00%	03/01/23		1,264,000	1,290,784
6.00%	04/15/24		3,217,000	3,345,680
6.50%	01/15/24		740,000	768,675
Verizon Communications, Inc.
4.50%	08/10/33		1,886,000	2,195,835

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 182

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Virgin Media Secured Finance PLC
(United Kingdom)
5.25%	01/15/26	[1,3]	$840,000	$864,039
5.50%	08/15/26	[1,3]	983,000	1,034,607
5.50%	05/15/29	[1,3]	1,250,000	1,307,813
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	[3]	4,673,000	5,224,502
5.25%	05/30/48	[3]	4,072,000	4,727,438

				109,143,965

Consumer Discretionary — 0.91%
Anheuser-Busch Cos LLC/Anheuser-Busch
InBev Worldwide, Inc.
4.90%	02/01/46		5,443,000	6,481,279
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	2,250,000	2,459,435
5.15%	05/15/38	[1,3]	1,500,000	1,648,836
BAT Capital Corp.
4.54%	08/15/47		500,000	480,457
4.76%	09/06/49		4,285,000	4,223,853
High Ridge Brands Co.
8.88%	03/15/25	[1,5,6]	2,175,000	195,750
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.00%	06/01/24	[1]	464,000	482,560
Reynolds American, Inc.
5.85%	08/15/45		7,825,000	8,672,071
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
5.75%	10/15/20		5,383,393	5,396,852

				30,041,093

Electric — 1.88%
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[3]	250,000	257,344
Alabama Power Capital Trust V
5.20%	10/01/42	[4]	1,300,000	1,286,518
Cleco Power LLC
6.00%	12/01/40		1,380,000	1,803,503
Consolidated Edison Co. of New York, Inc.
4.45%	03/15/44		1,000,000	1,166,806
Consolidated Edison Co. of New York, Inc.,
Series E
4.65%	12/01/48		3,000,000	3,720,711
Dominion Energy, Inc.
5.75%	10/01/54	[4]	2,515,000	2,672,568
Duke Energy Carolinas LLC
3.70%	12/01/47		1,810,000	1,968,103
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[1]	4,641,000	4,800,548

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Corp.
4.00%	07/15/22		$1,750,000	$1,825,213
Eskom Holdings SOC Ltd., Series REGS
(South Africa)
7.13%	02/11/25	[3]	1,000,000	1,032,500
Interstate Power & Light Co.
3.25%	12/01/24		6,130,000	6,400,584
ITC Holdings Corp.
3.65%	06/15/24		1,251,000	1,315,809
Metropolitan Edison Co.
4.00%	04/15/25	[1]	2,625,000	2,788,123
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.69%	08/28/21	[2]	7,005,000	7,007,163
PNM Resources, Inc.
3.25%	03/09/21		1,073,000	1,085,600
Public Service Co. of New Mexico
3.85%	08/01/25		5,565,000	5,807,893
5.35%	10/01/21		45,000	47,147
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		6,935,000	7,665,207
Southwestern Electric Power Co.
3.55%	02/15/22		2,625,000	2,696,666
Southwestern Electric Power Co., Series M
4.10%	09/15/28		2,190,000	2,423,522
Vistra Operations Co. LLC
3.55%	07/15/24	[1]	4,000,000	4,042,500

				61,814,028

Energy — 3.39%
Antero Resources Corp.
5.00%	03/01/25	[7]	4,237,000	3,467,815
5.13%	12/01/22		96,000	84,840
5.63%	06/01/23		2,900,000	2,504,875
Centennial Resource Production LLC
5.38%	01/15/26	[1]	400,000	382,000
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[1]	490,000	493,773
Enbridge Energy Partners LP
5.88%	10/15/25		2,190,000	2,546,719
Energy Transfer Operating LP
5.15%	03/15/45		3,826,000	4,088,601
5.50%	06/01/27		1,448,000	1,640,643
5.88%	01/15/24		1,745,000	1,943,144
EQM Midstream Partners LP
5.50%	07/15/28		205,000	200,679
EQT Corp.
3.90%	10/01/27		4,000,000	3,470,436

See accompanying notes to Schedule of Portfolio Investments.

183 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Gulfport Energy Corp.
6.38%	05/15/25		$315,000	$225,225
Hess Corp.
7.88%	10/01/29		1,855,000	2,350,159
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.38%	04/24/30	[3]	3,700,000	4,166,663
Kinder Morgan Energy Partners LP
5.80%	03/15/35		210,000	246,974
Kinder Morgan, Inc.
5.30%	12/01/34		875,000	1,006,299
Matador Resources Co.
5.88%	09/15/26		771,000	774,855
Occidental Petroleum Corp.
3.50%	08/15/29		1,600,000	1,624,040
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[1]	523,000	533,308
5.63%	10/15/27	[1]	143,000	147,469
Peru LNG SRL, Series REGS (Peru)
5.38%	03/22/30	[3]	1,700,000	1,772,250
Perusahaan Gas Negara TBK PT (Indonesia)
5.13%	05/16/24	[1,3]	1,650,000	1,800,277
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30	[1,3]	49,000	51,146
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	500,000	549,844
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[3]	52,500	52,272
6.50%	01/23/29	[3]	4,135,000	4,205,295
6.63%	06/15/35	[3]	5,275,000	5,181,369
6.75%	09/21/47	[3]	5,240,000	5,022,016
7.69%	01/23/50	[1,3]	7,827,000	8,166,692
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		6,250,000	6,682,872
Range Resources Corp.
4.88%	05/15/25		4,100,000	3,403,000
Rockies Express Pipeline LLC
5.63%	04/15/20	[1]	6,234,000	6,335,303
Ruby Pipeline LLC
6.00%	04/01/22	[1]	5,396,970	5,612,848
Sabine Pass Liquefaction LLC
4.20%	03/15/28		2,000,000	2,118,750
Southern Co. Gas Capital Corp.
3.25%	06/15/26		2,935,000	3,019,083
Spectra Energy Partners LP
4.60%	06/15/21		3,335,000	3,457,994
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		1,776,000	1,940,728

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29	[1]	$1,422,000	$1,557,190
TC PipeLines LP
4.38%	03/13/25		3,000,000	3,204,351
4.65%	06/15/21		2,300,000	2,376,215
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		1,302,000	1,259,685
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	1,444,470	1,473,359
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	2,930,000	3,061,850
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	833,250	849,915
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		1,709,000	1,781,633
6.88%	09/01/27	[1]	1,315,000	1,364,313
Williams Cos., Inc. (The)
6.30%	04/15/40		1,750,000	2,146,370
WPX Energy, Inc.
5.75%	06/01/26		939,000	965,996

				111,311,133

Finance — 4.39%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.95%	02/01/22	[3]	1,500,000	1,549,288
4.45%	12/16/21	[3]	1,750,000	1,820,208
5.00%	10/01/21	[3]	2,550,000	2,680,687
Air Lease Corp.
2.25%	01/15/23		2,000,000	1,991,862
2.50%	03/01/21		3,450,000	3,460,203
3.88%	07/03/23		2,862,000	2,988,521
Alta Wind Holdings LLC
7.00%	06/30/35	[1,5,6]	1,609,106	1,875,333
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13%	10/01/23	[1,3]	2,163,000	2,300,351
Citigroup, Inc.
3.14%	01/24/23	[4]	4,200,000	4,278,474
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
3.06%	02/15/22	[1,2]	8,095,000	8,139,647

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 184

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC
2.34%	11/02/20		$3,295,000	$3,261,177
2.98%	08/03/22		3,015,000	2,982,935
3.20%	01/15/21		5,970,000	5,984,552
3.22%	01/09/22		630,000	629,580
3.34%	03/18/21		2,000,000	2,008,808
3.34%	03/28/22		7,735,000	7,747,326
3.81%	10/12/21		1,000,000	1,013,815
8.13%	01/15/20		7,780,000	7,895,735
(LIBOR USD 3-Month plus 0.88%)
3.22%	10/12/21	[2]	3,000,000	2,949,841
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[3]	13,905,000	13,870,224
4.42%	11/15/35	[3]	16,012,000	16,785,023
General Motors Financial Co., Inc.
4.20%	03/01/21		1,000,000	1,022,030
4.20%	11/06/21		2,000,000	2,061,810
4.38%	09/25/21		7,000,000	7,234,012
Goldman Sachs Group, Inc. (The)
3.27%	09/29/25	[4]	12,900,000	13,317,278
3.81%	04/23/29	[4]	535,000	568,472
4.22%	05/01/29	[4]	1,505,000	1,643,247
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.21%	07/22/22	[2]	8,400,000	8,465,845
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[1,3,4]	5,000,000	5,099,648
3.77%	03/08/24	[1,3,4]	3,070,000	3,154,127
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[1,3]	1,500,000	1,558,221
5.50%	02/15/24	[1,3]	1,975,000	2,136,259
Raymond James Financial, Inc.
3.63%	09/15/26		1,540,000	1,612,375

				144,086,914

Food — 1.54%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.62%	03/16/20	[2]	5,000,000	5,000,904
Kraft Heinz Foods Co.
3.00%	06/01/26		3,025,000	2,995,493
4.38%	06/01/46		7,720,000	7,305,158
4.88%	10/01/49	[1]	7,750,000	7,837,800
5.00%	06/04/42		3,015,000	3,114,549
5.20%	07/15/45		7,805,000	8,240,839
6.88%	01/26/39		1,000,000	1,231,977
7.13%	08/01/39	[1]	1,655,000	2,090,204

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Kroger Co. (The)
5.40%	01/15/49		$3,647,000	$4,312,381
Post Holdings, Inc.
5.50%	12/15/29	[1]	1,200,000	1,255,500
Smithfield Foods, Inc.
5.20%	04/01/29	[1]	4,690,000	5,165,181
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
2.60%	08/21/20	[2]	2,185,000	2,184,307

				50,734,293

Gaming — 0.15%
Churchill Downs, Inc.
4.75%	01/15/28	[1]	1,875,000	1,931,250
5.50%	04/01/27	[1]	1,790,000	1,897,131
Twin River Worldwide Holdings, Inc.
6.75%	06/01/27	[1]	1,000,000	1,052,500

				4,880,881

Health Care — 4.29%
AbbVie, Inc.
4.40%	11/06/42		3,655,000	3,785,549
4.45%	05/14/46		600,000	623,348
4.88%	11/14/48		1,375,000	1,516,917
Aetna, Inc.
2.80%	06/15/23		1,382,000	1,400,694
Allergan Finance LLC
3.25%	10/01/22		3,500,000	3,577,374
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[3]	695,000	727,027
Amgen, Inc.
4.40%	05/01/45		3,570,000	4,040,767
Anthem, Inc.
3.50%	08/15/24		7,156,000	7,482,674
3.65%	12/01/27		3,385,000	3,556,526
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	12,365,000	13,338,843
4.63%	06/25/38	[1]	2,000,000	2,167,395
4.88%	06/25/48	[1]	3,970,000	4,382,249
5.50%	08/15/25	[1]	2,000,000	2,212,142
(LIBOR USD 3-Month plus 1.01%)
3.13%	12/15/23	[1,2]	1,000,000	1,000,285
Becton Dickinson and Co.
2.89%	06/06/22		3,750,000	3,801,937
(LIBOR USD 3-Month plus 0.88%)
2.98%	12/29/20	[2]	1,500,000	1,500,528
Biogen, Inc.
5.20%	09/15/45		2,998,000	3,553,597

See accompanying notes to Schedule of Portfolio Investments.

185 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[1]	$1,150,000	$1,188,813
Celgene Corp.
5.00%	08/15/45		2,845,000	3,555,675
Centene Corp.
5.38%	06/01/26	[1]	1,695,000	1,771,275
5.63%	02/15/21		3,206,000	3,253,160
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[1]	658,000	659,645
Cigna Corp.
4.13%	11/15/25		4,380,000	4,709,008
4.38%	10/15/28		1,750,000	1,915,698
Cigna Holding Co.
3.05%	10/15/27		4,875,000	4,924,830
CVS Health Corp.
4.30%	03/25/28		3,082,000	3,335,461
5.05%	03/25/48		13,190,000	14,993,286
5.13%	07/20/45		545,000	618,698
Elanco Animal Health, Inc.
4.27%	08/28/23		6,355,000	6,674,606
Encompass Health Corp.
4.75%	02/01/30		4,870,000	4,932,823
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,030,661
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,974,229
HCA, Inc.
4.13%	06/15/29		3,630,000	3,825,113
5.00%	03/15/24		533,000	582,593
5.25%	04/15/25		2,477,000	2,758,347
5.25%	06/15/49		1,450,000	1,587,858
5.50%	06/15/47		2,000,000	2,262,280
Humana, Inc.
2.90%	12/15/22		4,795,000	4,862,530
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	1,000,000	1,008,750
5.38%	11/15/22		523,000	556,995
Tenet Healthcare Corp.
4.88%	01/01/26	[1]	2,593,000	2,664,307
5.13%	11/01/27	[1]	5,509,000	5,699,611
WellCare Health Plans, Inc.
5.25%	04/01/25		730,000	762,850
5.38%	08/15/26	[1]	90,000	96,187

				140,873,141

Industrials — 1.68%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	2,125,000	2,209,606

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[1,3]	$1,350,000	$1,361,813
BAE Systems Holdings, Inc.
2.85%	12/15/20	[1]	1,895,000	1,902,572
Ball Corp.
4.00%	11/15/23		1,000,000	1,050,000
Berry Global, Inc.
4.88%	07/15/26	[1]	380,000	393,737
Clean Harbors, Inc.
4.88%	07/15/27	[1]	3,000,000	3,138,750
Covanta Holding Corp.
6.00%	01/01/27		733,000	775,147
General Electric Co.
4.13%	10/09/42		750,000	752,080
General Electric Co. (GMTN)
2.20%	01/09/20		3,250,000	3,246,335
4.63%	01/07/21		3,220,000	3,301,595
General Electric Co. (MTN)
4.65%	10/17/21		1,655,000	1,721,583
5.55%	05/04/20		2,600,000	2,646,636
(LIBOR USD 3-Month plus 0.48%)
2.64%	08/15/36	[2]	10,370,000	7,557,314
General Electric Co., Series A (MTN)
6.75%	03/15/32		3,690,000	4,643,751
Graphic Packaging International LLC
4.75%	07/15/27	[1]	1,600,000	1,688,000
4.88%	11/15/22		500,000	523,750
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,3]	700,000	730,727
L3Harris Technologies, Inc.
4.40%	06/15/28	[1]	4,210,000	4,754,664
Sealed Air Corp.
5.25%	04/01/23	[1]	1,000,000	1,070,000
5.50%	09/15/25	[1]	2,063,000	2,228,040
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[1,3]	1,670,000	1,576,063
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[1,3]	900,000	948,330
WRKCo, Inc.
4.65%	03/15/26		6,215,000	6,828,070

				55,048,563

Information Technology — 0.50%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
2.38%	01/15/20		5,297,000	5,297,299

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 186

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Broadcom, Inc.
3.13%	04/15/21	[1]	$6,230,000	$6,291,594
3.13%	10/15/22	[1]	1,500,000	1,519,372
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	300,000	309,833
4.13%	06/01/21	[1,3]	800,000	821,152
SS&C Technologies, Inc.
5.50%	09/30/27	[1]	2,144,000	2,244,554

				16,483,804

Insurance — 0.48%
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	195,829
Farmers Exchange Capital II
6.15%	11/01/53	[1,4]	2,500,000	3,106,250
Farmers Insurance Exchange
4.75%	11/01/57	[1,4]	3,800,000	3,996,200
8.63%	05/01/24	[1]	942,000	1,142,190
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[1,4]	3,825,000	3,810,656
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[1,4]	3,425,000	3,596,315

				15,847,440

Materials — 0.41%
Corp. Nacional del Cobre de Chile,
Series REGS (Chile)
3.63%	08/01/27	[3]	1,850,000	1,946,385
Indonesia Asahan Aluminum Persero PT
(Indonesia)
6.53%	11/15/28	[1,3]	4,000,000	4,902,500
International Flavors & Fragrances, Inc.
5.00%	09/26/48		4,525,000	5,172,150
SASOL Financing USA LLC
5.88%	03/27/24		1,200,000	1,294,920
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[3]	300,000	309,870

				13,625,825

Real Estate Investment Trust (REIT) — 1.86%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		2,660,000	2,784,098
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		1,735,000	1,752,949
3.63%	11/15/27		2,246,000	2,367,142
AvalonBay Communities, Inc. (GMTN)
3.63%	10/01/20		1,500,000	1,515,856

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		$2,625,000	$2,760,454
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		2,435,000	2,458,157
5.30%	01/15/29		2,280,000	2,521,589
5.38%	04/15/26		2,680,000	2,954,325
5.75%	06/01/28		3,600,000	4,108,464
HCP, Inc.
3.88%	08/15/24		2,715,000	2,897,022
4.25%	11/15/23		2,498,000	2,678,468
Healthcare Realty Trust, Inc.
3.75%	04/15/23		4,146,000	4,284,015
3.88%	05/01/25		2,190,000	2,289,876
Hudson Pacific Properties LP
3.95%	11/01/27		2,500,000	2,623,769
MGM Growth Properties Operating
Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		625,000	687,500
Piedmont Operating Partnership LP
3.40%	06/01/23		4,520,000	4,570,121
Post Apartment Homes LP
3.38%	12/01/22		90,000	92,407
Reckson Operating Partnership LP
7.75%	03/15/20		7,375,000	7,551,956
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
3.15%	08/16/21	[2]	1,500,000	1,500,260
SL Green Realty Corp.
4.50%	12/01/22		3,000,000	3,159,940
Ventas Realty LP
3.25%	10/15/26		4,380,000	4,528,237
3.75%	05/01/24		875,000	924,101

				61,010,706

Retail — 0.44%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,3]	1,935,000	2,015,489
eG Global Finance PLC (United Kingdom)
6.75%	02/07/25	[1,3]	1,597,000	1,565,060
Rite Aid Corp.
6.13%	04/01/23	[1]	6,710,000	5,348,541
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		5,099,000	5,379,906

				14,308,996

Services — 0.40%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[1,3]	2,200,000	2,420,344

See accompanying notes to Schedule of Portfolio Investments.

187 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[1,3]	$833,000	$847,411
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	1,516,000	1,600,138
4.13%	08/01/23	[3]	3,000,000	3,160,650
4.75%	02/15/25	[1,3]	2,000,000	2,175,000
4.75%	08/01/28	[3]	1,750,000	1,953,875
Waste Pro USA, Inc.
5.50%	02/15/26	[1]	948,000	982,090

				13,139,508

Transportation — 0.30%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		884,332	917,759
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		27,016	27,932
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		1,204,277	1,263,966
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60%	09/22/27		2,365,890	2,487,615
Continental Airlines Pass-Through Trust,
Series 1999-2, Class A
7.26%	03/15/20		157,030	158,396
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		140,407	143,116
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21		173,437	179,649
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70%	06/15/21		18,766	20,021
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		2,166,112	2,287,848
Continental Airlines Pass-Through Trust,
Series 2012-1, Class B
6.25%	04/11/20		29,391	29,773
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		841,369	890,538
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		358,400	375,976
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		821,996	899,575

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		$77,448	$86,530

				9,768,694

Total Corporates (Cost $893,109,217)				928,746,537

FOREIGN GOVERNMENT OBLIGATIONS — 1.28%
Foreign Government Obligations — 1.28%
Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[3]	1,400,000	1,573,655
Brazilian Government International Bond
(Brazil)
4.63%	01/13/28	[3]	3,450,000	3,671,697
Colombia Government International Bond
(Colombia)
4.50%	01/28/26	[3]	4,500,000	4,921,200
Corp. Financiera de Desarrollo SA,
Series REGS (Peru)
4.75%	07/15/25	[3]	2,000,000	2,202,520
Dominican Republic International Bond,
Series REGS (Dominican Republic)
6.60%	01/28/24	[3]	3,750,000	4,129,687
Egypt Government International Bond
(Egypt)
5.58%	02/21/23	[1,3]	1,600,000	1,638,400
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[3]	1,000,000	1,029,063
Hazine Mustesarligi Varlik Kiralama AS,
Series REGS (Turkey)
4.49%	11/25/24	[3]	270,000	259,973
Mexico Government International Bond
(Mexico)
3.75%	01/11/28	[3]	700,000	722,050
Oman Government International Bond
(Oman)
5.63%	01/17/28	[1,3]	3,120,000	3,080,376
Paraguay Government International Bond,
Series REGS (Paraguay)
4.63%	01/25/23	[3]	950,000	1,001,547
Qatar Government International Bond
(Qatar)
4.50%	04/23/28	[3]	2,700,000	3,083,670
Republic of Azerbaijan International Bond,
Series REGS (Azerbaijan)
4.75%	03/18/24	[3]	1,200,000	1,274,520
Russian Foreign Bond - Eurobond,
Series REGS (Russia)
4.38%	03/21/29	[3]	4,200,000	4,501,560

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 188

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Saudi Government International Bond,
Series REGS (EMTN) (Saudi Arabia)
4.50%	10/26/46	[3]	$1,300,000	$1,454,375
Saudi Government International Bond
(Saudi Arabia)
4.00%	04/17/25	[1,3]	2,700,000	2,899,800
South Africa Government International Bond
(South Africa)
4.67%	01/17/24	[3]	900,000	944,156
Turkey Government International Bond
(Turkey)
5.13%	03/25/22	[3]	2,250,000	2,272,050
Uruguay Government International Bond
(Uruguay)
4.38%	01/23/31	[3]	1,388,717	1,535,588

Total Foreign Government Obligations (Cost $40,098,870)				42,195,887

MORTGAGE-BACKED — 48.11%**
Non-Agency Commercial
Mortgage-Backed — 10.41%
1345 Avenue of the Americas & Park Avenue
Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[1]	5,600,000	6,230,302
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2018-PARK, Class A
4.23%	08/10/38	[1,4]	5,910,000	6,682,255
Banc of America Merrill Lynch Trust,
Series 2011-FSHN, Class A
4.42%	07/11/33	[1]	4,970,000	5,122,928
BANK, Series 2017-BNK7, Class A3
3.09%	09/15/60		10,374,000	10,748,564
BANK, Series 2019-BN18, Class A2
3.47%	05/15/62		7,669,000	8,110,501
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.43%)
2.45%	08/25/34	[1,2]	882,189	868,035
BBCMS Trust, Series 2013-TYSN, Class A2
3.76%	09/05/32	[1]	4,675,000	4,738,711
BB-UBS Trust, Series 2012-SHOW, Class A
3.43%	11/05/36	[1]	3,490,000	3,679,908
CALI Mortgage Trust, Series 2019-101C,
Class A
3.96%	03/10/39	[1]	7,630,000	8,587,631
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.93%	09/10/45	[1,4]	39,470,404	1,674,394

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.52%	02/10/48	[4]	$73,429,201	$4,129,232
Commercial Mortgage Trust,
Series 2010-C1, Class A3
4.21%	07/10/46	[1]	18,045,546	18,172,287
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.91%	10/15/45	[4]	43,585,542	1,917,195
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.67%	12/10/45	[4]	74,292,321	3,124,601
Commercial Mortgage Trust,
Series 2013-300P, Class A1
4.35%	08/10/30	[1]	2,840,000	3,045,080
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.93%	11/10/46	[4]	63,977,155	1,802,057
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.49%	01/10/46	[4]	36,281,010	1,323,132
Commercial Mortgage Trust,
Series 2014-277P, Class A
3.73%	08/10/49	[1,4]	6,275,000	6,691,001
Commercial Mortgage Trust,
Series 2014-CR16, Class A3
3.78%	04/10/47		18,512,306	19,648,691
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
1.14%	04/10/47	[4]	110,097,919	4,157,837
Core Industrial Trust, Series 2015-CALW,
Class A
3.04%	02/10/34	[1]	4,458,755	4,563,514
Core Industrial Trust, Series 2015-TEXW,
Class A
3.08%	02/10/34	[1]	5,602,644	5,729,715
Core Industrial Trust, Series 2015-WEST,
Class A
3.29%	02/10/37	[1]	6,668,784	7,198,006
Core Industrial Trust, Series 2015-WEST,
Class B
3.57%	02/10/37	[1]	1,130,000	1,240,609
Credit Suisse Mortgage Capital,
Series 2015-GLPB, Class A
3.64%	11/15/34	[1]	14,346,176	15,216,605
Deutsche Bank Commercial Mortgage Trust,
Series 2016-SFC, Class A
2.83%	08/10/36	[1]	6,000,000	6,160,830
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
2.20%	04/15/35	[1,2]	3,244,192	3,180,457

See accompanying notes to Schedule of Portfolio Investments.

189 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.47%	08/10/43	[1,4]	$40,699,677	$292,122
GS Mortgage Securities Trust,
Series 2012-GC6, Class XA (IO)
2.12%	01/10/45	[1,4]	51,233,128	1,727,171
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.23%	04/10/47	[4]	78,908,159	2,624,324
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.67%	09/10/47		19,360,000	20,640,558
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[1]	6,340,000	6,782,175
Irvine Core Office Trust, Series 2013-IRV,
Class A2
3.28%	05/15/48	[1,4]	2,750,000	2,857,335
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C14, Class XA (IO)
0.73%	08/15/46	[4]	73,754,126	1,422,533
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C15, Class XA (IO)
1.24%	11/15/45	[4]	17,948,862	654,338
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C21, Class XA (IO)
1.16%	08/15/47	[4]	22,184,780	851,978
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-C1,
Class A2
4.61%	06/15/43	[1]	3,370,434	3,377,979
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3,
Class XA (IO)
1.14%	02/15/46	[1,4]	17,164,441	180,917
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.40%	04/15/46	[4]	12,219,621	464,085
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2015-JP1,
Class A4
3.65%	01/15/49		7,400,000	7,997,139
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[1]	8,000,000	8,635,656
Key Commercial Mortgage Securities Trust,
Series 2018-S1, Class A1
3.72%	10/15/53	[1]	5,988,694	6,230,120

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/37	[1,2]	$1,758,681	$1,728,953
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,147,828	1,166,975
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C12, Class XA (IO)
0.77%	10/15/46	[4]	34,210,084	700,633
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C22, Class A4
3.31%	04/15/48		2,195,000	2,313,075
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C22, Class XA (IO)
1.23%	04/15/48	[4]	77,710,931	3,512,651
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C23, Class A3
3.45%	07/15/50		5,550,000	5,862,994
Morgan Stanley Capital I Trust,
Series 2019-H6, Class A2
3.23%	06/15/52		5,000,000	5,214,550
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/13/49	[1]	6,895,000	6,901,794
One Market Plaza Trust, Series 2017-1MKT,
Class A
3.61%	02/10/32	[1]	5,600,000	5,890,544
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96%	01/15/32	[1,4]	3,460,000	3,688,204
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class XA (IO)
0.45%	01/05/43	[1,4]	28,685,000	1,687,005
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class AJ
5.48%	08/15/39	[4]	270,617	271,216
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43	[1]	21,025,000	21,311,789
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.27%	08/15/50	[4]	52,693,024	2,204,676
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.64%	06/15/48		2,195,000	2,353,482
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A5
3.77%	07/15/58	[4]	8,800,000	9,499,556
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.92%	03/15/59	[4]	108,053,494	8,601,058

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 190

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.10%	06/15/49		$10,000,000	$10,452,808
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.88%	11/15/44	[1,4]	21,061,691	558,135
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.70%	12/15/45	[1,4]	68,507,970	2,848,020
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.98%	08/15/45	[1,4]	44,642,371	1,810,029
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.06%	11/15/45	[1,4]	37,880,613	1,821,300
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.87%	06/15/46	[4]	76,773,863	1,656,780
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class A4
3.72%	05/15/47		2,195,000	2,316,290
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.74%	10/15/57	[4]	87,473,835	2,152,180
Worldwide Plaza Trust, Series 2017-WWP,
Class A
3.53%	11/10/36	[1]	6,500,000	7,019,140

				342,026,345

Non-Agency Mortgage-Backed — 24.13%
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
2.58%	04/25/36	[2]	1,937,540	1,923,745
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.30%	04/25/36	[2]	4,142,642	4,082,188
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.17%	08/25/36	[2]	512,782	507,075
ACE Securities Corp. Home Equity Loan
Trust, Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
2.40%	03/25/37	[2]	2,888,976	1,893,350
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
3.80%	08/25/35	[4]	2,685,971	2,472,505

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.25%	09/25/35	[2]	$15,887	$15,929
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
4.56%	03/25/37	[4]	3,255,703	2,997,802
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.48%)
3.93%	01/25/36	[2]	4,792,282	4,804,759
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.94%	08/25/36	[4]	4,887,583	5,137,295
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
2.42%	03/25/46	[2]	5,281,643	5,092,409
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
2.32%	05/25/37	[1,2]	5,339,799	5,261,621
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
3.02%	06/25/37	[2]	4,498,429	4,092,963
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.99%	12/25/34	[2]	1,757,641	1,753,484
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.32%	01/25/36	[2]	5,000,000	4,956,400
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
2.26%	07/25/36	[2]	9,754,000	9,278,884
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		1,030,910	1,064,589
Banc of America Funding Trust,
Series 2004-B, Class 5A1
4.42%	11/20/34	[4]	351,572	349,348
Banc of America Funding Trust,
Series 2006-D, Class 3A1
4.24%	05/20/36	[4]	1,300,393	1,279,456
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
2.48%	07/20/36	[2]	975,985	977,417

See accompanying notes to Schedule of Portfolio Investments.

191 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
2.62%	07/20/36	[2]	$3,897,822	$3,912,530
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
2.32%	05/27/36	[1,4]	17,572,710	16,723,565
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40	[1,4]	3,865,545	3,867,012
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
4.37%	12/25/35	[4]	1,448,664	1,436,007
BCAP LLC Trust, Series 2007-AA1,
Class 2A1
(LIBOR USD 1-Month plus 0.18%)
2.20%	03/25/37	[2]	4,540,191	4,532,439
BCAP LLC Trust, Series 2014-RR2,
Class 6A1
(LIBOR USD 1-Month plus 0.24%)
2.39%	10/26/36	[1,2]	8,449,479	8,425,871
BCAP LLC Trust, Series 2014-RR3,
Class 4A1
2.45%	03/26/36	[1,4]	4,913,060	4,772,477
Bear Stearns ALT-A Trust, Series 2005-1,
Class M1
(LIBOR USD 1-Month plus 0.75%)
2.77%	01/25/35	[2]	14,935,000	14,852,162
Bear Stearns ALT-A Trust, Series 2005-2,
Class 2A4
4.24%	04/25/35	[4]	1,964,294	1,987,473
Bear Stearns ALT-A Trust, Series 2005-8,
Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.56%	10/25/35	[2]	10,092,781	10,034,607
Bear Stearns ARM Trust, Series 2005-9,
Class A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.30%)
4.27%	10/25/35	[2]	2,668,941	2,753,340
Bear Stearns Asset-Backed Securities I
Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[4]	529,195	544,393
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		72,096	86,774
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.22%	09/25/47	[2]	10,379,491	9,884,277

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
2.99%	05/25/35	[2]	$2,960,000	$2,972,911
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
2.37%	02/25/36	[2]	3,620,000	3,596,172
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/36	[2]	2,142,470	2,133,162
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.54%	02/25/37	[4]	1,059,211	1,113,111
CIM Trust, Series 2016-3, Class A1
5.00%	02/01/56	[1]	11,515,718	11,907,105
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
4.10%	10/25/57	[1,2]	6,996,433	7,295,375
CIM Trust, Series 2017-6, Class A1
3.02%	06/25/57	[1,4]	13,859,497	13,933,005
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[1,4]	12,631,426	12,627,700
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[1,4]	12,312,193	12,492,739
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58	[1,4]	12,271,175	12,456,621
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.28%	11/25/35	[2]	66,277	55,265
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.29%	08/25/36	[2]	8,972,899	8,923,489
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.31%	10/25/36	[2]	5,797,527	5,832,177
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.22%	01/25/37	[2]	941,933	943,345
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
4.55%	06/25/36	[4]	295,530	288,519

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 192

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Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.26%	08/25/36	[2]	$1,360,735	$1,344,382
Citigroup Mortgage Loan Trust,
Series 2007-WFHE2, Class A4
(LIBOR USD 1-Month plus 0.35%)
2.37%	03/25/37	[2]	2,499,301	2,504,930
Conseco Finance Corp., Series 1998-6,
Class A8
6.66%	06/01/30	[4]	17,088	17,705
Countrywide Asset-Backed Certificates,
Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.28%)
3.29%	04/25/35	[2]	2,802,948	2,831,343
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-3,
Class 1A2
(LIBOR USD 1-Month plus 0.58%)
2.60%	04/25/35	[2]	4,901,339	4,621,723
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.62%	05/25/35	[2]	108,974	95,910
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR26,
Class 3A1
4.50%	11/25/33	[4]	892,170	898,120
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-11,
Class 1A1
6.50%	12/25/35		758,512	649,070
Credit Suisse First Boston Mortgage-Backed
Pass-Through Certificates, Series 2004-AR5,
Class 9A1
3.27%	06/25/34	[4]	79,039	78,462
Credit Suisse Mortgage Capital,
Mortgage-Backed Trust,
Series 2006-8, Class 3A1
6.00%	10/25/21		61,583	54,378
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2B
(STEP-reset date 11/25/19)
4.00%	02/25/37		6,099,094	4,873,436
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 11/25/19)
4.00%	02/25/37		1,459,767	1,166,278

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB3, Class A3
(STEP-reset date 11/25/19)
3.78%	03/25/37		$6,740,511	$3,747,589
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF3 (STEP-reset date 11/25/19)
3.43%	12/25/36		880,613	790,771
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB9,
Class A2
(LIBOR USD 1-Month plus 0.11%)
2.13%	11/25/36	[2]	9,530,638	5,943,610
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF2 (STEP-reset date 11/25/19)
3.55%	01/25/37		2,549,528	1,156,302
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB4,
Class A1A
(LIBOR USD 1-Month plus 0.09%)
2.11%	04/25/37	[2]	3,194,889	3,058,407
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month plus 0.06%)
2.08%	04/25/37	[2]	1,848,001	1,435,539
CSMC Trust, Series 2019-RPL2, Class A1A
4.34%	07/25/58	[1]	14,521,401	14,831,130
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.42%	01/19/45	[2]	1,003,375	930,689
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
2.35%	10/19/45	[2]	5,410,186	5,264,077
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.26%	10/19/36	[2]	7,549,300	6,919,352
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
2.20%	04/19/47	[2]	2,212,924	1,965,836
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.18%	10/25/36	[2]	995,932	783,879

See accompanying notes to Schedule of Portfolio Investments.

193 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.23%	12/25/37	[2]	$1,198,697	$1,136,335
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.71%	03/25/36	[2]	15,096,000	14,420,130
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
2.27%	06/25/36	[2]	8,650,000	7,783,736
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.24%	01/25/38	[2]	5,564,466	4,011,331
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.12%	03/25/37	[2]	720,909	468,509
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
4.05%	09/25/34	[4]	484,839	487,325
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A3
4.05%	09/25/34	[4]	745,532	749,355
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA10, Class 1A1
4.14%	12/25/35	[4]	1,623,158	1,519,703
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA12, Class 2A1
4.06%	02/25/36	[4]	2,193,800	1,952,303
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA2, Class 2A1
3.87%	04/25/35	[4]	2,770,399	2,828,160
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA3, Class 3A1
4.26%	05/25/35	[4]	2,707,694	2,694,536
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA7, Class 2A1
4.09%	09/25/35	[4]	3,265,042	3,173,760
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA8, Class 2A1
3.98%	10/25/35	[4]	3,459,794	2,795,712
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA9, Class 2A1
4.23%	11/25/35	[4]	2,123,564	1,932,633
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA1, Class 1A1
4.11%	03/25/36	[4]	2,793,862	2,380,626

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA7, Class A1
4.12%	01/25/37	[4]	$3,897,603	$3,571,487
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
4.25%	09/25/35	[4]	3,388,716	3,068,805
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
4.07%	10/25/35	[4]	131,946	129,122
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
4.63%	11/25/35	[4]	1,451,948	1,331,516
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
4.82%	08/25/37	[4]	134,820	106,265
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
4.51%	09/19/35	[4]	1,765,199	1,426,775
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.01%	09/19/35	[4]	2,070,029	1,979,819
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
4.18%	04/19/36	[4]	4,644,812	4,382,406
GreenPoint Mortgage Funding Trust,
Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)
2.31%	07/25/35	[2]	983,270	983,349
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A8
0.00%	01/25/47	9,†	1,060,000	—
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.22%	03/25/47	[2]	16,951,782	15,543,950
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
2.45%	11/25/35	[2]	5,312,878	5,336,302
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
3.48%	09/25/35	[2,5,6]	24,594	955
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
4.64%	07/25/35	[4]	1,142,465	1,094,230
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
4.15%	04/25/36	[4]	270,028	235,770
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.36%	05/25/37	[4]	1,065,764	971,334

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 194

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.37%	11/19/35	[2]	$3,340,290	$3,041,987
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.27%	09/19/46	[2]	14,532,889	14,053,687
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.26%	08/19/37	[2]	15,811,789	14,854,058
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
2.37%	03/25/36	[2]	7,183,492	7,062,473
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.65%	11/25/35	[2]	5,514,270	5,519,057
Impac CMB Trust, Series 2005-2,
Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	04/25/35	[2]	4,695,809	4,715,082
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.28%)
2.30%	07/25/35	[2]	14,189,554	11,841,238
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.59%	10/25/35	[4]	2,612,690	2,282,135
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
2.29%	10/25/36	[2]	7,536,721	4,773,122
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
4.03%	05/25/36	[4]	488,949	435,602
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.75%	06/25/36	[4]	4,297,479	4,222,262
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		52,668	54,157
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.29%	05/25/36	[2]	7,564,250	7,557,408

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
2.31%	07/25/36	[2]	$12,400,000	$12,256,428
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.25%	11/25/36	[2]	3,866,441	3,875,504
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
2.34%	11/25/36	[2]	14,417,000	14,386,966
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.18%	06/25/36	[2]	1,561,027	1,555,790
JPMorgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.26%	08/25/35	[4]	44,092	43,582
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
4.38%	05/25/36	[4]	38,733	38,088
JPMorgan Mortgage Trust, Series 2006-S2,
Class 2A2
5.88%	06/25/21		165,399	156,182
JPMorgan Mortgage Trust, Series 2007-S1,
Class 1A2
5.50%	03/25/22		65,893	64,412
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
3.89%	01/28/70	[1,2]	13,941,742	14,160,121
Legacy Mortgage Asset Trust,
Series 2019-GS4, Class A1
(STEP-reset date 10/25/19)
3.44%	05/25/59	[1]	14,703,668	14,795,465
Lehman XS Trust, Series 2005-4,
Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.82%	10/25/35	[2]	90,000	89,954
Lehman XS Trust, Series 2005-5N,
Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.32%	11/25/35	[2]	4,752,120	4,744,793
Lehman XS Trust, Series 2006-GP2,
Class 1A5A
(LIBOR USD 1-Month plus 0.21%)
2.23%	06/25/46	[2]	7,602,876	7,020,339
Lehman XS Trust, Series 2007-18N,
Class 1A1
(LIBOR USD 1-Month plus 0.85%)
2.87%	10/25/37	[2]	7,807,892	7,464,951

See accompanying notes to Schedule of Portfolio Investments.

195 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
4.27%	11/25/33	[4]	$305,091	$306,996
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
5.06%	10/25/34	[4]	472,272	473,191
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
4.26%	04/25/34	[4]	78,445	79,026
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.71%	02/25/36	[4]	32,439	32,154
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.15%)
2.17%	03/25/47	[2]	5,480,504	5,291,665
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A2[8]
0.00%	03/25/47	5,9,†	20,725,600	—
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.30%	05/25/37	[2]	3,150,000	2,771,879
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.35%	04/25/37	[2,5,6]	883,581	75,712
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
2.27%	07/25/37	[2]	1,232,803	846,073
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.41%	10/25/33	[4]	198,046	200,826
Merrill Lynch Mortgage-Backed Securities
Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.40%)
4.15%	08/25/36	[2]	1,815,112	1,807,882
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		57,599	65,628
Morgan Stanley Capital I, Inc., Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.29%)
2.31%	02/25/36	[2]	2,895,523	2,761,603
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.30%	02/25/36	[2]	3,212,530	3,193,858

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
4.01%	09/25/34	[4]	$444,171	$440,122
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.30%	11/25/35	[2]	10,351	10,374
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25%	02/25/21		129,070	128,805
Morgan Stanley Resecuritization Trust,
Series 2013-R3, Class 12A8
0.00%	01/26/47	1,5,9,†	1,200,000	—
Morgan Stanley Resecuritization Trust,
Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative
Average plus 0.84%)
3.32%	11/26/46	[1,2]	2,470,498	2,442,605
MortgageIT Trust, Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
3.75%	05/25/35	[2]	2,452,712	2,513,373
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.30%	10/25/35	[2]	2,711,835	2,736,186
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.54%	12/25/35	[2]	500,658	499,677
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.35%	02/25/36	[2]	2,872,063	2,812,215
New York Mortgage Trust, Series 2005-3,
Class A1
(LIBOR USD 1-Month plus 0.48%)
2.50%	02/25/36	[2]	660,397	663,718
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
4.67%	08/25/35	[4]	3,616,311	3,642,723
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
2.30%	09/26/36	[1,4]	4,756,329	4,692,965
Nomura Resecuritization Trust,
Series 2011-2RA, Class 1A2
4.02%	12/26/46	[1,4]	3,018,235	3,047,890
NRPL, Series 2019-3A, Class A1
3.00%	06/25/59	1,4,†	15,000,000	14,976,863
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29	[4]	10,653,046	5,466,708

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 196

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Opteum Mortgage Acceptance Corp.
Asset-Backed Pass-Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.48%)
2.50%	07/25/35	[2]	$11,301,000	$11,037,273
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.21%)
2.23%	01/25/37	[2]	10,879,508	10,659,857
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.33%	06/25/47	[2]	5,152,000	4,693,619
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00%	09/25/34		112,763	117,205
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
4.78%	12/25/35	[4]	2,444,419	2,262,642
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.47%	04/25/35	[4]	99,039	92,194
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
4.59%	07/25/35	[4]	1,103,301	1,063,949
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
4.63%	07/25/35	[4]	955,355	741,389
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75%	09/25/21		68,387	65,833
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00%	11/25/36		725,457	669,689
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[4,5,6]	2,874,605	22,645
Residential Asset Securities Trust,
Series 2004-KS9, Class AII4
(LIBOR USD 1-Month plus 0.60%)
2.62%	10/25/34	[2]	13,506	12,717
Residential Asset Securities Trust,
Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
2.62%	10/25/35	[2]	5,465,000	5,392,862
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00%	09/25/36		5,575,236	3,123,176
Residential Funding Mortgage Securities
Trust, Series 2007-SA2, Class 1A
4.82%	04/25/37	[4]	285,723	191,425

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2005-4,
Class M1
(LIBOR USD 1-Month plus 0.44%)
2.46%	11/25/37	[2]	$7,281,577	$7,311,999
Saxon Asset Securities Trust, Series 2007-2,
Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.26%	05/25/47	[2]	18,675,248	15,454,620
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB1, Class AF4
(STEP-reset date 11/25/19)
3.31%	01/25/36		5,025,530	4,519,464
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.25%	02/25/37	[2]	1,291,375	744,381
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
2.22%	05/25/37	[2]	2,617,422	1,767,513
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.17%	12/25/36	[2]	7,588,048	4,414,966
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.22%)
2.24%	12/25/36	[2]	12,750,000	12,732,733
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
2.28%	02/25/37	[2]	1,121,569	437,021
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
4.16%	09/25/34	[4]	1,139,077	1,139,652
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-2, Class 4A2
4.12%	03/25/34	[4]	1,626,119	1,587,885
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
4.47%	06/25/35	[4]	1,581,850	1,573,872
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-21, Class 2A
4.39%	11/25/35	[4]	1,346,984	1,189,924
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-7, Class 1A3
4.11%	04/25/35	[4]	3,521,274	3,533,290
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.18%	12/25/36	[2]	2,290,555	2,241,384

See accompanying notes to Schedule of Portfolio Investments.

197 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.82%	07/25/34	[2]	$14,798,137	$14,479,832
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 22A1
3.81%	05/25/36	[4]	531,058	360,076
Structured Asset Mortgage Investments II
Trust, Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.21%)
2.23%	05/25/36	[2]	470,743	448,797
Structured Asset Mortgage Investments II
Trust, Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative
Average plus 1.50%)
3.95%	08/25/47	[2]	14,620,044	14,537,809
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
3.60%	02/25/35	[2]	143,031	144,801
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
3.85%	03/25/35	[2]	1,682,683	1,664,898
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-34A, Class 3A3
4.23%	11/25/33	[4]	66,196	67,471
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-4, Class 3A1
4.22%	10/25/37	[4]	2,255,653	2,141,772
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 2A1
4.98%	01/25/37	[4]	739,666	752,161
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 5A1
4.80%	01/25/37	[4]	455,283	470,148
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
2.13%	01/25/37	[2]	3,704,632	2,429,060
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
2.74%	11/25/34	[2]	213,305	217,676
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
4.40%	01/25/35	[4]	727,205	756,136
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.44%	05/25/44	[2]	105,350	107,124

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.66%	01/25/45	[2]	$233,468	$230,288
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.34%	08/25/45	[2]	547,657	543,428
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
3.88%	10/25/35	[4]	1,669,014	1,662,460
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.31%	10/25/45	[2]	1,294,817	1,287,520
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.99%	12/25/35	[4]	33,838	33,336
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
4.22%	12/25/35	[4]	1,910,831	1,916,429
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.35%	01/25/45	[2]	1,034,309	1,029,344
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.48%	04/25/45	[2]	1,117,947	1,114,016
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.66%	07/25/45	[2]	995,732	990,472
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
3.45%	02/25/46	[2]	6,612,263	6,770,573
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.94%)
3.42%	05/25/46	[2]	2,713,420	2,791,190
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative
Average plus 0.98%)
3.43%	07/25/46	[2]	5,502,845	5,387,856
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.57%	03/25/37	[4]	2,616,301	2,483,881

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 198

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative
Average plus 0.75%)
3.20%	06/25/47	[2]	$2,094,178	$1,971,208
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37		3,032,472	3,006,088
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.25%)
2.27%	07/25/36	[2]	595,358	593,398
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.34%	03/25/37	[2]	4,690,000	4,022,776
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR16, Class 7A1
4.61%	10/25/35	[4]	957,585	969,090
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR14, Class 2A1
4.60%	10/25/36	[4]	752,805	754,831
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR2, Class 2A1
4.99%	03/25/36	[4]	1,279,139	1,320,309
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR4, Class 1A1
5.22%	04/25/36	[4]	161,308	164,557

				792,245,549

U.S. Agency Commercial
Mortgage-Backed — 5.96%
Fannie Mae-Aces, Series 2010-M5,
Class X (IO)
1.08%	07/25/20	[4]	7,605,075	32,747
Fannie Mae-Aces, Series 2011-M5,
Class X (IO)
1.21%	07/25/21	[4]	47,590,406	710,867
Fannie Mae-Aces, Series 2012-M2,
Class X (IO)
0.80%	02/25/22	[4]	59,304,351	820,680
Fannie Mae-Aces, Series 2012-M4,
Class X1 (IO)
0.64%	04/25/22	[4]	54,412,642	498,123
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.71%	07/25/39	[4]	66,219,553	2,341,384
Fannie Mae-Aces, Series 2016-M13,
Class FA
(LIBOR USD 1-Month plus 0.67%)
2.97%	11/25/23	[2]	3,290,644	3,290,813

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2016-M2,
Class X3 (IO)
2.04%	04/25/36	[4]	$83,705,214	$3,083,495
Fannie Mae-Aces, Series 2016-M4,
Class X2 (IO)
2.71%	01/25/39	[4]	54,027,291	4,307,923
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K007,
Class X1 (IO)
1.20%	04/25/20	[4]	47,194,049	34,935
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K011,
Class X3 (IO)
2.66%	12/25/43	[4]	50,337,359	1,506,466
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K015,
Class X3 (IO)
2.90%	08/25/39	[4]	32,027,257	1,544,995
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class X3 (IO)
2.03%	07/25/40	[4]	26,660,903	1,363,511
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K022,
Class X3 (IO)
1.87%	08/25/40	[4]	37,280,187	1,831,676
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X1 (IO)
0.33%	04/25/23	[4]	384,020,399	2,815,791
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K043,
Class X3 (IO)
1.69%	02/25/43	[4]	58,000,000	4,456,624
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K051,
Class X3 (IO)
1.67%	10/25/43	[4]	44,865,280	3,844,403
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K054,
Class X1 (IO)
1.31%	01/25/26	[4]	54,875,328	3,509,604
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K055,
Class X3 (IO)
1.70%	04/25/44	[4]	32,000,000	3,027,429
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K056,
Class XAM (IO)
1.29%	05/25/26	[4]	38,290,000	2,693,701
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K057,
Class X1 (IO)
1.33%	07/25/26	[4]	77,416,037	5,169,580

See accompanying notes to Schedule of Portfolio Investments.

199 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K151,
Class X1 (IO)
0.56%	04/25/30	[4]	$127,603,159	$4,170,020
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K712,
Class X3 (IO)
1.46%	05/25/40	[4]	79,541,384	150,731
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K719,
Class X1 (IO)
0.56%	06/25/22	[4]	88,039,568	343,794
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K736,
Class X1 (IO)
1.31%	07/25/26	[4]	45,000,000	3,379,840
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class X1 (IO)
0.83%	12/25/22	[4]	95,663,376	1,006,178
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KIR1,
Class X (IO)
1.21%	03/25/26	[4]	51,828,034	3,049,359
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ05,
Class A1
1.42%	05/25/21		1,550,491	1,544,966
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ18,
Class A1
2.46%	03/25/22		2,937,591	2,954,379
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ20,
Class A1
3.21%	10/25/24		3,607,525	3,773,468
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ25,
Class A1
2.15%	11/25/24		9,880,000	9,911,062
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ25,
Class A2
2.61%	01/25/26		12,150,000	12,407,734
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KL05,
Class X1HG (IO)
1.37%	12/25/27	[4]	49,531,000	4,077,352
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS06,
Class X (IO)
1.20%	08/25/26	[4]	68,919,243	3,774,817

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[4]	$104,500,000	$3,694,618
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class A2H
3.07%	01/25/46	[4]	13,986,067	14,072,271
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q006,
Class APT1
2.62%	07/25/26	[4]	6,638,134	6,827,587
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q006,
Class APT2
2.49%	09/25/26	[4]	14,553,968	14,966,427
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q007,
Class APT1
2.98%	10/25/47	[4]	11,513,202	11,797,060
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q007,
Class APT2
3.33%	10/25/47	[4]	13,530,621	14,109,312
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.93%	04/25/46	[4]	14,998,631	15,165,801
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT2
2.95%	12/25/47	[4]	7,760,235	7,868,072
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series X3FX,
Class XFX (IO)
0.23%	06/25/27	[4]	273,490,822	2,355,672
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[4]	198,134	198,031
Ginnie Mae, Series 2011-152, Class IO (IO)
0.30%	08/16/51	[4]	14,520,369	113,840
Ginnie Mae, Series 2012-112, Class IO (IO)
0.28%	02/16/53	[4]	62,009,340	1,163,165
Ginnie Mae, Series 2012-78, Class IO (IO)
0.49%	06/16/52	[4]	90,176,684	1,588,201
Ginnie Mae, Series 2014-103, Class IO (IO)
0.58%	05/16/55	[4]	39,404,664	1,113,970
Ginnie Mae, Series 2014-125, Class IO (IO)
0.96%	11/16/54	[4]	40,554,698	2,386,934
Ginnie Mae, Series 2016-22, Class IX (IO)
1.29%	06/16/38	[4]	4,874,100	859,803

				195,709,211

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 200

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 7.61%
Fannie Mae Pool 109578
3.42%	09/01/25	$13,575,000	$14,196,834
Fannie Mae Pool 109609
3.87%	09/01/30	9,236,575	10,409,486
Fannie Mae Pool AN0026
3.48%	11/01/35	3,605,919	3,997,102
Fannie Mae Pool AN0971
3.11%	02/01/28	7,535,000	8,077,200
Fannie Mae Pool AN0976
3.26%	02/01/28	2,943,849	3,184,365
Fannie Mae Pool AN2799
2.21%	09/01/26	12,655,000	12,828,023
Fannie Mae Pool AN7345
3.21%	11/01/37	16,456,100	17,704,397
Fannie Mae Pool AN8546
3.32%	03/01/25	9,611,800	9,920,767
Fannie Mae Pool AN8779
3.50%	05/01/33	3,500,000	3,879,558
Fannie Mae Pool AN9413
3.79%	07/01/28	662,032	734,527
Fannie Mae Pool AN9447
3.78%	07/01/33	6,302,000	7,171,669
Fannie Mae Pool AN9572
3.77%	07/01/30	6,384,000	7,313,989
Fannie Mae Pool AN9612
3.72%	07/01/33	4,059,000	4,581,400
Fannie Mae Pool AN9706
3.76%	07/01/33	6,345,000	7,201,355
Fannie Mae Pool BL0242
3.82%	11/01/30	15,550,000	17,779,333
Fannie Mae Pool BL0530
4.03%	11/01/33	2,300,000	2,693,078
Fannie Mae Pool BL0640
4.10%	11/01/33	1,700,000	1,974,082
Fannie Mae Pool BL0753
4.08%	01/01/34	6,000,000	7,043,456
Fannie Mae Pool BL1132
3.73%	01/01/29	9,468,400	10,635,887
Fannie Mae Pool BL1137
3.73%	01/01/29	21,436,800	24,268,255
Fannie Mae Pool BL1163
4.17%	01/01/34	2,450,000	2,868,551
Fannie Mae Pool BL1452
3.90%	01/01/34	3,300,000	3,750,876
Fannie Mae Pool BL1794
3.71%	04/01/34	4,845,000	5,500,905
Fannie Mae Pool BL2360
3.45%	05/01/34	12,065,000	13,328,584

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BL2455
3.36%	05/01/31		$7,000,000	$7,675,352
Fannie Mae REMICS, Series 2006-11,
Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
17.17%	03/25/36	[2]	21,183	32,300
Fannie Mae REMICS, Series 2006-8,
Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.58%	03/25/36	[2]	1,107,193	208,193
Fannie Mae REMICS, Series 2007-52,
Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.03%	06/25/37	[2]	45,659	5,215
Fannie Mae REMICS, Series 2007-77,
Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
3.85%	08/25/37	[2]	84,887	14,277
Fannie Mae REMICS, Series 2007-88,
Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
4.43%	04/25/37	[2]	1,123,036	218,256
Fannie Mae REMICS, Series 2008-18,
Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
4.98%	03/25/38	[2]	51,876	9,008
Fannie Mae REMICS, Series 2008-62,
Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.18%	07/25/38	[2]	216,636	42,353
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.58%	10/25/40	[2]	65,127	7,949
Fannie Mae REMICS, Series 2013-5,
Class GF
(LIBOR USD 1-Month plus 1.10%)
3.12%	10/25/42	[2]	342,759	339,366
Fannie Mae REMICS, Series 2014-49,
Class CF
(LIBOR USD 1-Month plus 1.00%)
3.03%	07/25/43	[2]	14,521,503	14,509,796
Freddie Mac REMICS, Series 2711,
Class FA
(LIBOR USD 1-Month plus 1.00%)
3.03%	11/15/33	[2]	78,393	79,752

See accompanying notes to Schedule of Portfolio Investments.

201 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2733,
Class FB
(LIBOR USD 1-Month plus 0.60%)
2.63%	10/15/33	[2]	$304,550	$306,588
Freddie Mac REMICS, Series 3339,
Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
29.66%	07/15/37	[2]	15,753	33,058
Freddie Mac REMICS, Series 3404,
Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
3.87%	01/15/38	[2]	71,211	13,462
Freddie Mac REMICS, Series 3439,
Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
3.87%	04/15/38	[2]	49,207	8,087
Freddie Mac REMICS, Series 3885,
Class PO (PO)
0.00%	11/15/33	[10]	23,626	21,250
Freddie Mac REMICS, Series 4030,
Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
4.58%	04/15/42	[2]	151,620	29,102
Freddie Mac REMICS, Series 4638,
Class UF
(LIBOR USD 1-Month plus 1.00%)
3.03%	09/15/44	[2]	4,854,417	4,901,360
Freddie Mac REMICS, Series 4824,
Class ZC
4.00%	09/15/48		164,740	165,161
Ginnie Mae II Pool (TBA)
4.50%	10/20/44		15,325,000	16,043,359
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		125,208	25,217
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		141,552	6,835
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
0.60%	06/16/37	[2]	746,817	10,951
Ginnie Mae, Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62%	07/20/35	[2]	984,528	14,795
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		15,496	109
Ginnie Mae, Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.17%	09/16/43	[2]	3,019,107	542,307
Ginnie Mae, Series 2017-136, Class IO (IO)
5.00%	09/20/47		905,600	140,648

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2018-134, Class ZP
4.50%	10/20/48	$3,334,540	$3,331,129

			249,778,914

Total Mortgage-Backed
(Cost $1,593,454,662)			1,579,760,019

MUNICIPAL BONDS — 0.59%*
California — 0.29%
Los Angeles Department of Water & Power
Power System Revenue, Build America
Taxable Bonds, Water Utility Improvements,
Series SY
6.01%	07/01/39	1,950,000	2,602,392
State of California, Build America Bonds,
School Improvements, General Obligations
7.95%	03/01/36	6,650,000	6,808,735

			9,411,127

New York — 0.30%
City of New York, Build America Taxable
Bonds, Public Improvements, Series F1
6.65%	12/01/31	3,000,000	3,160,770
New York City Municipal Water Finance
Authority, Build America Bonds, Water Utility
Improvements, Series SE
6.49%	06/15/42	1,650,000	1,700,737
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds,
Taxable Bonds, Public Improvements,
Subseries FI
3.95%	08/01/32	1,000,000	1,103,950
New York State Dormitory Authority, Build
America Bonds, University & College
Improvements
5.29%	03/15/33	3,100,000	3,856,121

			9,821,578

Total Municipal Bonds
(Cost $18,683,578)			19,232,705

Total Bonds – 93.77%
(Cost $3,050,235,354)			3,079,123,224

Issues		Shares	Value
COMMON STOCK — 0.01%
Electric — 0.01%
Homer City Holdings
LLC[1,5,6,8]		112,222	504,999

Total Common Stock
(Cost $5,519,754)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 202

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 6.66%
Money Market Funds — 3.00%
Dreyfus Government Cash Management
Fund
1.95%[11]		98,651,000	$98,651,000
Fidelity Investments Money Market Funds -
Government Portfolio
1.92%[11,12]		1	1

			98,651,001

U.S. Agency Discount Notes — 0.76%
Federal Home Loan Bank
1.99%[13]	10/03/19	$25,000,000	24,997,403

U.S. Treasury Bills — 2.90%
U.S. Treasury Bills
1.89%[13,14]	12/26/19	5,174,000	5,151,999
2.40%[13]	10/24/19	15,000,000	14,982,870
2.41%[13]	10/10/19	75,000,000	74,966,953

			95,101,822

Total Short-Term Investments
(Cost $218,731,638)			218,750,226

Total Investments – 100.44%
(Cost $3,274,486,746)			3,298,378,449

Liabilities in Excess of Other
Assets – (0.44)%			(14,558,682)

Net Assets – 100.00%			$3,283,819,767

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2019.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,530,755, which is 0.14% of total net assets.

[7]	All or a portion of this security’s market value is pledged as collateral for the reverse repurchase agreement.

[8]	Non-income producing security.

[9]	Security is currently in default with regard to scheduled interest or principal payments.

[10]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2019.

[11]	Represents the current yield as of September 30, 2019.

[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1.

[13]	Represents annualized yield at date of purchase.

[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $5,151,752.
†

Fair valued security. The aggregate value of fair valued securities is $17,029,244, which is 0.52% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

203 / Semi-Annual Report September 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	1,131	12/31/19	$134,756,883	$(736,578)	$(736,578)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	1,313	12/19/19	(186,979,406)	2,116,548	2,116,548
U.S. Treasury Ultra Bond	713	12/19/19	(136,829,156)	1,939,856	1,939,856

			(323,808,562)	4,056,404	4,056,404

TOTAL FUTURES CONTRACTS			$(189,051,679)	$3,319,826	$3,319,826

Counterparty	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC	0.000%	09/26/19	10/03/19	$(1,422,500)	$(1,422,500)	$(1,422,500)

			Received by the Fund		Paid by the Fund
							Notional			Unrealized
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Amount (000’s)	Value	Premiums Paid	Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate					3-month
Swap[1]	Call	04/11/22	2.26%	Semi-annually	USD LIBOR	Quarterly	$168,440	$2,604,925	$—	$2,604,925
Interest Rate					3-month
Swap[1]	Call	05/08/22	2.28%	Semi-annually	USD LIBOR	Quarterly	81,590	1,311,225	—	1,311,225
Interest Rate			3 month
Swap[1]	Call	04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	69,245	(2,920,692)	—	(2,920,692)
Interest Rate			3 month
Swap[1]	Call	05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	33,420	(1,464,575)	—	(1,464,575)

TOTAL SWAPS CONTRACTS							$352,695	$(469,117)	$—	$(469,117)

[1]	Centrally cleared.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2019 / 204

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

ASSETS:	ALPHATRAK 500 FUND	CORPORATE BOND FUND
Investments, at value - Unaffiliated (Cost $36,795,254, $2,176,693, $7,134,501, $251,467,742,
$462,933,911, and $803,528,654, respectively) (Note 2)	$36,768,493	$2,313,195
Investments, at value - Affiliated (Cost $0, $0, $0, $0,
$27,171,821, and $0, respectively) (Note 5)	—	—
Cash and cash equivalents (Note 2)	26,650	1,277
Cash on deposit with brokers for collateral on swaps (Note 2)	—	—
Unrealized appreciation on swap contracts	—	—
Dividends and interest receivable	235,396	35,140
Due from Adviser (Note 6)	—	13,932
Receivable for securities sold	156,440	—
Receivable for capital stock sold	92,879	—
Receivable for daily variation margin on futures contracts (Note 3)	157,635	—
Other assets	15,564	49

Total assets	37,453,057	2,363,593

Liabilities:
Unrealized depreciation on foreign currency exchange contracts	969	—
Unrealized depreciation on foreign currency transactions	—	—
Unrealized depreciation on swap contracts	—	—
Reverse repurchase agreements (Proceeds $0, $0, $0, $0, $711,250, and $0, respectively) (Note 3)	—	—
Payable for securities purchased	316,151	—
Payable for terminated swaps (Note 3)	—	—
Payable for capital stock redeemed	160,775	—
Payable for daily variation margin on futures contracts (Note 3)	—	104
Line of credit commitment fee payable	—	4
Distributions payable	803	—
Administrative fees payable	17,998	14,784
Advisory fees payable (Note 6)	6,583	762
Audit fees payable	19,707	1,343
Transfer agent fees payable	2,584	3,022
Custodian fees payable	3,297	3,432
Accrued trustees fees and expenses	—	1
Accrued distribution (12b-1) and service fees payable	—	177
Net unrealized depreciation on unfunded commitments (Note 8)	—	—
Accrued other expenses	2,271	1,558

Total liabilities	531,138	25,187

Net assets	$36,921,919	$2,338,406

Class M Shares:
Net assets (Applicable to 3,274,219, 80,481, 111, 966,175, 17,110,651, and 3,697,728, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$36,921,919	$869,368

Net asset value, offering and redemption price per Class M share	$11.28	$10.80

Class I Shares:
Net assets (Applicable to 0, 135,995, 673,969, 23,471,126, 28,130,233, and 68,388,756, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$1,469,038

Net asset value, offering and redemption price per Class I share	N/A	$10.80

Net Assets Consist of:
Paid-in Capital (Note 9)	$35,627,421	$2,169,996
Accumulated Earnings (Loss)	1,294,498	168,410

Net assets	$36,921,919	$2,338,406

[1]	The net asset values of the Class M Shares of the Flexible Income Fund were calculated using unrounded net assets of $1,181.93 divided by the unrounded shares outstanding of 110.56.

See accompanying notes to financial statements.

205 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND

$7,073,779	$249,493,989	$460,374,864	$813,987,480

—	—	2,263,086	—
19,973	1,931,728	139,746	86,211
—	—	—	391,022
—	—	—	941,201
160,482	539,459	3,948,382	3,790,971
16,030	2,541	19,195	389
—	7,918,570	—	61,422,640
—	26,162	564,476	295,796
—	—	7,625	—
488	21,536	32,240	25,126

7,270,752	259,933,985	467,349,614	880,940,836

—	—	—	—
—	—	—	468
—	—	—	1,053,820

—	—	711,250	—
40,000	11,832,128	18,633,607	113,301,421
—	—	—	—
—	5,428,443	932,802	1,636,280
—	—	63,298	32,623
4	480	854	1,230
—	24,741	105,666	28,513
12,524	30,230	23,681	32,514
2,615	111,897	184,570	219,817
1,346	—	22,876	26,883
3,037	24,834	61,259	112,283
4,245	5,161	6,449	13,250
—	122	171	181
—	1,919	34,878	6,703
—	9,400	—	—
1,102	8,409	37,582	36,102

64,873	17,477,764	20,818,943	116,502,088

$7,205,879	$242,456,221	$446,530,671	$764,438,748

$1,182	$9,589,367	$168,924,532	$39,224,015

$10.69[1]	$9.93	$9.87	$10.61

$7,204,697	$232,866,854	$277,606,139	$725,214,733

$10.69	$9.92	$9.87	$10.60

$7,033,078	$246,575,051	$536,537,994	$764,567,242
172,801	(4,118,830)	(90,007,323)	(128,494)

$7,205,879	$242,456,221	$446,530,671	$764,438,748

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 206

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

ASSETS:	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND
Investments, at value - Unaffiliated (Cost $6,174,459, $2,067,282,180, $82,347,186, $85,525,910,821, $104,972,719, and $3,274,486,746, respectively) (Note 2)	$6,148,313	$2,078,585,893
Investments, at value - Affiliated (Cost $0, $0, $0, $65,187,440, $0, and $0, respectively) (Note 5)	—	—
Cash and cash equivalents (Note 2)	22,442	320,822
Cash on deposit with brokers for collateral on swaps (Note 2)	3,095	1,074,187
Unrealized appreciation on foreign currency exchange contracts	—	—
Unrealized appreciation on swap contracts	7,449	2,574,355
Dividends and interest receivable	95,315	7,811,220
Due from Adviser (Note 6)	14,733	—
Net unrealized appreciation on unfunded commitments (Note 8)	—	—
Receivable for securities sold	—	60,407,355
Receivable for capital stock sold	—	1,871,030
Receivable for daily variation margin on futures contracts (Note 3)	62	—
Other assets	51	15,195

Total assets	6,291,460	2,152,660,057

Liabilities:
Unrealized depreciation on foreign currency exchange contracts	—	—
Unrealized depreciation on foreign currency transactions	—	1,618
Unrealized depreciation on swap contracts	8,340	2,883,382
Options written, at value (Premiums received $0, $540,000, $0, $23,750,910, $0, and $0, respectively) (Note 3)	—	960
Reverse repurchase agreements (Proceeds $0, $0, $0, $9,766,750, $0, and $1,422,500, respectively) (Note 3)	—	—
Payable for securities purchased	68,736	113,799,500
Payable for capital stock redeemed	—	2,551,951
Payable for daily variation margin on futures contracts (Note 3)	906	126,906
Line of credit commitment fee payable	10	3,860
Distributions payable	—	189,128
Administrative fees payable	16,143	52,795
Advisory fees payable (Note 6)	1,755	503,074
Audit fees payable	1,343	27,718
Transfer agent fees payable	3,034	352,432
Custodian fees payable	4,184	18,877
Accrued trustees fees and expenses	1	800
Accrued distribution (12b-1) and service fees payable	170	83,127
Accrued other expenses	1,577	124,876

Total liabilities	106,199	120,721,004

Net assets	$6,185,261	$2,031,939,053

Class M Shares:
Net assets (Applicable to 81,492, 58,805,774, 1,598,463, 856,194,232, 6,661,534, and 27,905,305, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$839,544	$515,306,393

Net asset value, offering and redemption price per Class M share	$10.30	$8.76

Class I Shares:
Net assets (Applicable to 518,890, 173,022,566, 8,714,503, 4,068,602,957, 16,684,932, and 247,559,611, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$5,345,717	$1,516,526,629

Net asset value, offering and redemption price per Class I share	$10.30	$8.76

Administrative Class:
Net assets (Applicable to 0, 9,366, 0, 143,938,535, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$106,031

Net asset value, offering and redemption price per Administrative Class share	N/A	$11.32

Plan Class:
Net assets (Applicable to 0, 0, 0, 2,239,063,444, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	N/A

Net asset value, offering and redemption price per Plan Class share	N/A	N/A

Net Assets Consist of:
Paid-in Capital (Note 9)	$6,082,425	$2,084,237,065
Accumulated Earnings (Loss)	102,836	(52,298,012)

Net assets	$6,185,261	$2,031,939,053

See accompanying notes to financial statements.

207 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

$81,234,480	$87,309,411,998	$104,833,359	$3,298,378,449

—	5,313,163	—	—
16,451	54,771,079	21,091	364,950
44,429	38,666,579	—	1,629,566
—	177,327	—	—
106,717	90,480,897	—	3,916,150
633,937	338,136,650	371,047	18,912,758
14,371	—	20,231	3,646
—	24,080	—	—
456,753	6,851,141,780	2,307,027	28,169,202
7,412	102,978,541	483,096	9,736,861
8,466	179,812	—	41,031
20,846	259,812	23,526	71,010

82,543,862	94,791,541,718	108,059,377	3,361,223,623

—	11,134	—	—
—	48,036	—	—
119,483	101,343,138	—	4,385,267

—	12,403,125	—	—

—	9,766,750	—	1,422,500
83,711	15,034,332,093	7,833,108	57,515,564
151,806	139,348,009	509,987	9,774,553
—	2,262,042	281	97,572
149	121,434	185	5,333
1,036	13,144,036	3,131	1,760,380
28,694	745,293	21,318	73,962
122,153	22,663,137	20,771	1,745,978
23,780	98,538	22,307	—
16,467	6,240,913	13,823	349,679
7,722	327,861	4,405	27,616
33	6,938	30	616
2,643	2,162,772	3,776	68,160
8,604	4,732,938	8,186	176,676

566,281	15,349,758,187	8,441,308	77,403,856

$81,977,581	$79,441,783,531	$99,618,069	$3,283,819,767

$12,711,103	$9,480,512,353	$28,394,053	$332,921,742

$7.95	$11.07	$4.26	$11.93

$69,266,478	$45,039,071,177	$71,224,016	$2,950,898,025

$7.95	$11.07	$4.27	$11.92

N/A	$1,594,836,553	N/A	N/A

N/A	$11.08	N/A	N/A

N/A	$23,327,363,448	N/A	N/A

N/A	$10.42	N/A	N/A

$83,055,025	$77,309,539,048	$104,913,757	$3,269,907,103
(1,077,444)	2,132,244,483	(5,295,688)	13,912,664

$81,977,581	$79,441,783,531	$99,618,069	$3,283,819,767

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 208

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	ALPHATRAK 500 FUND	CORPORATE BOND FUND
Investment Income:
Interest	$510,757	$83,443
Dividends	55,117	297

Total investment income	565,874	83,740

Expenses:
Investment advisory fees (Note 6)	65,907	4,489
Administration fees	42,822	38,998
Commitment fee	—	7
Custodian fees	12,479	10,693
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	—	1,044
Miscellaneous expenses	3,885	1,632
Professional fees	22,062	15,258
Registration and filing fees	13,427	469
Transfer agent fees	16,304	18,059
Trustees’ fees and expenses	186	17

Total operating expenses	177,072	90,666
Expenses waived and reimbursed (Note 6)	(41,346)	(84,011)

Net expenses	135,726	6,655

Net investment income	430,148	77,085

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts,
Foreign Currency Exchange Contracts, Foreign Currency Transactions, Options and Swaptions Written and Swap Contracts:
Net realized gain/(loss) on:
Investments - Unaffiliated	120,762	13,512
Futures contracts	1,234,799	7,593
Foreign currency transactions	231	—
Swap contracts	—	—

Net change in unrealized appreciation/(depreciation) on:
Investments - Affiliated	—	—
Investments - Unaffiliated	(30,038)	83,840
Futures contracts	(27,484)	(2,116)
Foreign currency exchange contracts	(969)	—
Foreign currency transactions	—	—
Swap contracts	—	—

Net realized and change in unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, options and swaptions written and swap contracts	1,297,301	102,829

Net Increase in Net Assets from Operations	$1,727,449	$179,914

See accompanying notes to financial statements.

209 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND

$515,415	$6,862,737	$11,482,426	$12,251,465
4,723	434,195	264,153	695,734

520,138	7,296,932	11,746,579	12,947,199

13,265	729,853	1,156,224	1,321,982
42,764	73,446	60,578	85,522
13	925	1,647	2,459
12,813	13,671	17,392	42,105

1	12,712	222,179	38,289
1,208	10,328	39,538	28,299
15,272	22,197	25,033	27,278
460	28,860	28,364	33,285
18,100	58,174	163,541	273,596
39	1,979	3,370	5,444

103,935	952,145	1,717,866	1,858,259
(87,721)	(13,072)	(108,218)	(1,719)

16,214	939,073	1,609,648	1,856,540

503,924	6,357,859	10,136,931	11,090,659

135,099	57,445	9,389,351	11,491,920
—	—	1,286,763	2,605,741
—	—	—	(1,145)
—	—	—	2,960

—	—	(2,011,632)	—
(219,199)	610,714	2,132,784	4,402,067
—	—	(354,437)	(979,581)
—	—	—	—
—	—	—	(538)
—	—	—	(114,905)

(84,100)	668,159	10,442,829	17,406,519

$419,824	$7,026,018	$20,579,760	$28,497,178

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 210

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND
Investment Income:
Interest	$338,994	$30,768,240
Dividends	2,785	1,168,704

Total investment income	341,779	31,936,944

Expenses:
Investment advisory fees (Note 6)	10,509	3,095,441
Administration fees	43,748	131,920
Commitment fee	20	7,307
Custodian fees	13,108	56,513
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	1,020	536,433
Administrative Class	—	679
Miscellaneous expenses	1,711	88,769
Professional fees	15,267	33,176
Registration and filing fees	470	49,419
Transfer agent fees	18,093	896,647
Trustees’ fees and expenses	43	15,122

Total operating expenses	103,989	4,911,426
Expenses waived and reimbursed (Note 6)	(88,419)	—

Net expenses	15,570	4,911,426

Net investment income	326,209	27,025,518

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Options and Swaptions Written:
Net realized gain/(loss) on:
Investments - Unaffiliated	56,354	8,342,650
Futures contracts	14,941	10,344,999
Foreign currency transactions	—	(4,012)
Options and swaptions written	—	—
Swap contracts	15	9,069

Net change in unrealized appreciation/(depreciation) on:
Investments - Affiliated	—	—
Investments - Unaffiliated	(92,769)	5,999,919
Futures contracts	2,044	(4,634,302)
Foreign currency exchange contracts	—	—
Foreign currency transactions	—	(1,865)
Options and swaptions written	—	297
Swap contracts	(924)	(316,187)

Net realized and change in unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts and options and swaptions written	(20,339)	19,740,568

Net Increase in Net Assets from Operations	$305,870	$46,766,086

See accompanying notes to financial statements.

211 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

$2,594,696	$1,195,765,164	$1,571,662	$73,627,448
65,052	32,109,162	85,061	2,595,270

2,659,748	1,227,874,326	1,656,723	76,222,718

712,058	131,963,556	122,651	10,364,785
64,011	2,139,734	51,853	184,794
285	240,348	345	10,456
25,229	995,934	12,452	85,515

18,742	9,779,706	23,569	502,609
—	3,081,477	—	—
8,772	3,024,943	8,282	130,524
21,861	338,637	22,123	41,963
23,184	393,259	25,987	68,974
57,854	19,127,316	46,989	1,008,238
612	531,100	712	22,822

932,608	171,616,010	314,963	12,420,680
(39,892)	—	(124,589)	(4,277)

892,716	171,616,010	190,374	12,416,403

1,767,032	1,056,258,316	1,466,349	63,806,315

418,577	1,759,923,054	231,730	18,104,320
(811,267)	388,795,338	24,851	(22,605,711)
—	(115,229)	—	—
—	(27,574,158)	—	—
324	186,309	—	12,922

—	(4,722,812)	—	—
633,623	962,770,069	(208,912)	31,400,276
337,231	(105,444,110)	(11,611)	7,366,627
—	166,193	—	—
—	(55,408)	—	—
—	11,347,785	—	—
(13,008)	(11,053,292)	—	(479,202)

565,480	2,974,223,739	36,058	33,799,232

$2,332,512	$4,030,482,055	$1,502,407	$97,605,547

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 212

Metropolitan West Funds

Statements of Changes in Net Assets

	ALPHATRAK 500 FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Operations:
Net investment income	$430,148	$389,842
Net realized gain/(loss) on investments	120,762	69,956
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	1,235,030	(251,932)
Net change in unrealized appreciation/(depreciation) on investments	(30,038)	88,466
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	(28,453)	1,439,152

Net increase in net assets resulting from operations	1,727,449	1,735,484

Distributions to Shareholders:
Class M	(418,844)	(404,881)
Class I	—	—

Total Distributions	(418,844)	(404,881)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	18,078,688	9,433,378
Shares issued in reinvestment of distributions	417,512	403,721
Cost of shares redeemed	(4,085,192)	(8,114,043)

Total Class M capital share transactions	14,411,008	1,723,056

Class I:
Proceeds from sale of shares	—	—
Shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	—	—

Total Class I capital share transactions	—	—

Net increase/(decrease) in net assets derived from capital share transactions	14,411,008	1,723,056

Net increase/(decrease) in net assets	15,719,613	3,053,659
Net assets at beginning of period	21,202,306	18,148,647

Net assets at end of period	$36,921,919	$21,202,306

1 For the period June 29, 2018 (commencement of operations) to March 31, 2019.

2 For the period November 30, 2018 (commencement of operations) to March 31, 2019.

See accompanying notes to financial statements.

213 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Changes in Net Assets

CORPORATE BOND FUND		FLEXIBLE INCOME FUND		FLOATING RATE INCOME FUND

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019[1]	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019[2]	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019

$77,085	$85,976	$503,924	$73,009	$6,357,859	$12,033,260
13,512	15,462	135,099	83,569	57,445	(1,530,340)

7,593	3,329	—	—	—	239,986
83,840	52,662	(219,199)	158,477	610,714	(2,860,620)

(2,116)	1,063	—	—	—	—

179,914	158,492	419,824	315,055	7,026,018	7,882,286

(28,015)	(33,698)	(90)	(23)	(233,746)	(700,543)
(49,070)	(59,213)	(488,841)	(73,124)	(6,124,115)	(11,347,124)

(77,085)	(92,911)	(488,931)	(73,147)	(6,357,861)	(12,047,667)

—	745,000	—	1,000	2,640,111	11,739,229
28,015	33,698	90	23	232,666	691,320
—	—	—	—	(4,542,693)	(16,600,875)

28,015	778,698	90	1,023	(1,669,916)	(4,170,326)

—	1,255,000	1,350,000	5,120,000	2,905,731	99,811,617
49,070	59,213	488,841	73,124	5,990,495	11,145,423
—	—	—	—	(39,074,244)	(82,545,663)

49,070	1,314,213	1,838,841	5,193,124	(30,178,018)	28,411,377

77,085	2,092,911	1,838,931	5,194,147	(31,847,934)	24,241,051

179,914	2,158,492	1,769,824	5,436,055	(31,179,777)	20,075,670
2,158,492	—	5,436,055	—	273,635,998	253,560,328

$2,338,406	$2,158,492	$7,205,879	$5,436,055	$242,456,221	$273,635,998

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 214

Metropolitan West Funds

Statements of Changes in Net Assets

	HIGH YIELD BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019[1]
Operations:
Net investment income	$10,136,931	$23,232,202
Net realized gain/(loss) on investments	9,389,351	3,676,845
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	1,286,763	666,121
Net change in unrealized appreciation/(depreciation) on investments	121,152	1,335,606
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	(354,437)	700,195

Net increase in net assets resulting from operations	20,579,760	29,610,969

Distributions to Shareholders:
Class M	(3,766,395)	(8,137,689)
Class I	(6,370,836)	(14,803,513)
Administrative Class	—	—
Tax Return of Capital:
Class M	—	—
Class I	—	—
Administrative Class	—	—

Total Distributions	(10,137,231)	(22,941,202)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	30,945,302	59,028,791
Shares issued in reinvestment of distributions	3,645,690	7,904,396
Cost of shares redeemed	(56,910,221)	(92,773,959)

Total Class M capital share transactions	(22,319,229)	(25,840,772)

Class I:
Proceeds from sale of shares	71,231,995	201,045,150
Shares issued in reinvestment of distributions	5,831,410	13,424,835
Cost of shares redeemed	(99,236,151)	(319,107,409)

Total Class I capital share transactions	(22,172,746)	(104,637,424)

Administrative Class:
Proceeds from sale of shares	—	—
Shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	—	—

Total Administrative Class capital share transactions	—	—

Net increase/(decrease) in net assets derived from capital share transactions	(44,491,975)	(130,478,196)

Net increase/(decrease) in net assets	(34,049,446)	(123,808,429)
Net assets at beginning of period	480,580,117	604,388,546

Net assets at end of period	$446,530,671	$480,580,117

1 Consolidated Statement of Changes in Net Assets.

2 For the period June 29, 2018 (commencement of operations) to March 31, 2019.

See accompanying notes to financial statements.

215 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Changes in Net Assets

INTERMEDIATE BOND FUND		INVESTMENT GRADE CREDIT FUND		LOW DURATION BOND FUND
SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019[2]	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019

$11,090,659	$19,904,240	$326,209	$256,220	$27,025,518	$57,515,619
11,491,920	701,666	56,354	60,259	8,342,650	(3,071,666)

2,607,556	707,048	14,956	(1,390)	10,350,056	2,600,814
4,402,067	7,888,043	(92,769)	66,623	5,999,919	5,976,618

(1,095,024)	738,541	1,120	(2,321)	(4,952,057)	2,852,270

28,497,178	29,939,538	305,870	379,391	46,766,086	65,873,655

(496,801)	(1,049,701)	(41,799)	(42,783)	(6,948,185)	(16,667,480)
(10,591,110)	(18,870,200)	(271,454)	(226,389)	(20,001,071)	(40,401,619)
—	—	—	—	(4,054)	(26,762)

—	—	—	—	—	(23,477)
—	—	—	—	—	(51,488)
—	—	—	—	—	(32)

(11,087,911)	(19,919,901)	(313,253)	(269,172)	(26,953,310)	(57,170,858)

7,166,082	8,930,041	—	732,500	30,363,553	37,897,702
495,539	1,038,740	41,799	42,783	6,860,663	16,512,389
(4,591,156)	(27,862,526)	—	—	(107,885,992)	(450,522,739)

3,070,465	(17,893,745)	41,799	775,283	(70,661,776)	(396,112,648)

65,752,912	143,802,411	—	4,767,500	155,783,480	422,572,200
10,410,232	18,354,290	271,454	226,389	18,931,069	38,796,615
(76,191,865)	(231,490,840)	—	—	(250,741,224)	(576,061,745)

(28,721)	(69,334,139)	271,454	4,993,889	(76,026,675)	(114,692,930)

—	—	—	—	19,538	412,326
—	—	—	—	1,095	3,028
—	—	—	—	(333,833)	(5,361,196)

—	—	—	—	(313,200)	(4,945,842)

3,041,744	(87,227,884)	313,253	5,769,172	(147,001,651)	(515,751,420)

20,451,011	(77,208,247)	305,870	5,879,391	(127,188,875)	(507,048,623)
743,987,737	821,195,984	5,879,391	—	2,159,127,928	2,666,176,551

$764,438,748	$743,987,737	$6,185,261	$5,879,391	$2,031,939,053	$2,159,127,928

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 216

Metropolitan West Funds

Statements of Changes in Net Assets

	STRATEGIC INCOME FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Operations:
Net investment income	$1,767,032	$3,988,237
Net realized gain/(loss)	418,577	(179,924)
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	(810,943)	(105,831)
Net change in unrealized appreciation/(depreciation) on investments	633,623	(753,967)
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	324,223	(112,292)

Net increase in net assets resulting from operations	2,332,512	2,836,223

Distributions to Shareholders:
Class M	(288,845)	(901,447)
Class I	(1,411,621)	(3,111,962)
Administrative Class	—	—
Plan Class	—	—
Tax Return of Capital:
Class M	—	—
Class I	—	—

Total Distributions	(1,700,466)	(4,013,409)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	1,333,442	3,505,735
Shares issued in reinvestment of distributions	281,784	891,815
Cost of shares redeemed	(6,930,870)	(12,602,836)

Total Class M capital share transactions	(5,315,644)	(8,205,286)

Class I:
Proceeds from sale of shares	5,008,958	12,178,869
Shares issued in reinvestment of distributions	1,409,686	3,111,134
Cost of shares redeemed	(4,975,346)	(16,900,636)

Total Class I capital share transactions	1,443,298	(1,610,633)

Administrative Class:
Proceeds from sale of shares	—	—
Shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	—	—

Total Administrative Class capital share transactions	—	—

Plan Class:
Proceeds from sale of shares	—	—
Shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	—	—

Total Plan Class capital share transactions	—	—

Net increase/(decrease) in net assets derived from capital share transactions	(3,872,346)	(9,815,919)

Net increase/(decrease) in net assets	(3,240,300)	(10,993,105)
Net assets at beginning of period	85,217,881	96,210,986

Net assets at end of period	$81,977,581	$85,217,881

See accompanying notes to financial statements.

217 / Semi-Annual Report September 2019

Metropolitan West Funds

Statements of Changes in Net Assets

TOTAL RETURN BOND FUND		ULTRA SHORT BOND FUND		UNCONSTRAINED BOND FUND
SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019

$1,056,258,316	$2,112,787,205	$1,466,349	$2,409,996	$63,806,315	$116,127,690
1,759,923,054	79,099,664	231,730	(236,494)	18,104,320	(8,168,008)

361,292,260	97,796,555	24,851	320,477	(22,592,789)	924,558
958,047,257	845,175,343	(208,912)	138,562	31,400,276	2,609,894

(105,038,832)	86,345,290	(11,611)	(51,411)	6,887,425	(3,397,523)

4,030,482,055	3,221,204,057	1,502,407	2,581,130	97,605,547	108,096,611

(120,564,007)	(273,391,389)	(421,234)	(829,374)	(7,479,189)	(18,384,003)
(601,935,317)	(1,239,989,637)	(1,040,720)	(1,585,733)	(55,888,817)	(98,708,243)
(18,618,342)	(24,372,504)	—	—	—	—
(314,333,908)	(574,517,893)	—	—	—	—

—	—	—	—	—	(3,771)
—	—	—	—	—	(18,705)

(1,055,451,574)	(2,112,271,423)	(1,461,954)	(2,415,107)	(63,368,006)	(117,114,722)

938,544,291	1,476,031,777	2,587,458	5,620,754	37,830,271	120,030,558
119,450,891	270,744,373	403,647	794,098	7,010,137	17,699,507
(1,502,687,058)	(3,936,336,811)	(8,988,086)	(22,861,454)	(171,564,898)	(323,195,994)

(444,691,876)	(2,189,560,661)	(5,996,981)	(16,446,602)	(126,724,490)	(185,465,929)

6,330,923,915	10,831,780,423	22,137,155	24,210,837	550,689,074	1,122,095,700
542,539,828	1,110,511,508	1,038,969	1,582,264	45,639,733	80,100,104
(4,450,008,058)	(18,950,183,307)	(19,998,004)	(26,591,302)	(326,620,745)	(1,171,406,272)

2,423,455,685	(7,007,891,376)	3,178,120	(798,201)	269,708,062	30,789,532

623,461,353	402,509,711	—	—	—	—
18,448,749	24,072,798	—	—	—	—
(122,159,561)	(408,081,441)	—	—	—	—

519,750,541	18,501,068	—	—	—	—

3,843,368,992	7,224,408,177	—	—	—	—
293,520,610	553,494,749	—	—	—	—
(2,279,620,430)	(5,880,964,750)	—	—	—	—

1,857,269,172	1,896,938,176	—	—	—	—

4,355,783,522	(7,282,012,793)	(2,818,861)	(17,244,803)	142,983,572	(154,676,397)

7,330,814,003	(6,173,080,159)	(2,778,408)	(17,078,780)	177,221,113	(163,694,508)
72,110,969,528	78,284,049,687	102,396,477	119,475,257	3,106,598,654	3,270,293,162

$79,441,783,531	$72,110,969,528	$99,618,069	$102,396,477	$3,283,819,767	$3,106,598,654

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 218

Metropolitan West Funds

Financial Highlights

	ALPHATRAK 500 FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.73	$9.98	$8.95	$7.22	$7.22	$6.48

Income from Investment Operations:
Net investment income[1]	0.16	0.22	0.09	0.12	0.02	0.04
Net realized and unrealized gain	0.53	0.76	1.03	1.77	0.02	0.76

Total Income from Investment Operations	0.69	0.98	1.12	1.89	0.04	0.80

Less Distributions:
From net investment income	(0.14)	(0.23)	(0.09)	(0.16)	(0.04)	(0.06)

Total Distributions	(0.14)	(0.23)	(0.09)	(0.16)	(0.04)	(0.06)

Net Asset Value, End of Period	$11.28	$10.73	$9.98	$8.95	$7.22	$7.22

Total Return	6.43%[2]	9.93%	12.52%	26.38%	0.53%	12.37%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$36,922	$21,202	$18,149	$20,714	$2,406	$9,735
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.17%[3]	1.39%	0.90%[4]	3.37%	2.64%	2.65%
After expense waivers and reimbursements	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.85%[3]	2.15%	0.90%	1.49%	0.31%	0.54%
Portfolio Turnover Rate	37%[2]	140%	115%	505%	59%	30%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.88%

See accompanying notes to financial statements.

219 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	CORPORATE BOND FUND CLASS M*
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019

Net Asset Value, Beginning of Period	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.35	0.41
Net realized and unrealized gain	0.49	0.34

Total Income from Investment Operations	0.84	0.75

Less Distributions:
From net investment income	(0.35)	(0.41)
From net capital gains	—	(0.03)

Total Distributions	(0.35)	(0.44)

Net Asset Value, End of Period	$10.80	$10.31

Total Return	8.28%[2]	7.75%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$869	$803
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	8.24%[3]	9.81%[3]
After expense waivers and reimbursements	0.75%[3]	0.75%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.71%[3]	5.47%[3]
Portfolio Turnover Rate	19%[2]	159%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Corporate Bond Fund Class M Shares commenced operations on June 29, 2018.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 220

Metropolitan West Funds

Financial Highlights

	CORPORATE BOND FUND CLASS I*
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019

Net Asset Value, Beginning of Period	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.37	0.43
Net realized and unrealized gain	0.49	0.34

Total Income from Investment Operations	0.86	0.77

Less Distributions:
From net investment income	(0.37)	(0.43)
From net capital gains	—	(0.03)

Total Distributions	(0.37)	(0.46)

Net Asset Value, End of Period	$10.80	$10.31

Total Return	8.42%[2]	7.95%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,469	$1,355
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	7.99%[3]	9.56%[3]
After expense waivers and reimbursements	0.50%[3]	0.50%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.96%[3]	5.72%[3]
Portfolio Turnover Rate	19%[2]	159%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Corporate Bond Fund Class I Shares commenced operations on June 29, 2018.

See accompanying notes to financial statements.

221 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	FLEXIBLE INCOME FUND CLASS M*
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019

Net Asset Value, Beginning of Period	$10.79	$10.00

Income from Investment Operations:
Net investment income[1]	0.89	0.23
Net realized and unrealized gain/(loss)	(0.13)	0.79

Total Income from Investment Operations	0.76	1.02

Less Distributions:
From net investment income	(0.86)	(0.23)

Total Distributions	(0.86)	(0.23)

Net Asset Value, End of Period	$10.69	$10.79

Total Return	7.20%[2]	10.25%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1	$1
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	3.78%[3]	9.18%[3]
After expense waivers and reimbursements	0.80%[3]	0.80%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	16.46%[3]	6.76%[3]
Portfolio Turnover Rate	60%[2]	80%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Flexible Income Fund Class M Shares commenced operations on November 30, 2018.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 222

Metropolitan West Funds

Financial Highlights

	FLEXIBLE INCOME FUND CLASS I*
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019

Net Asset Value, Beginning of Period	$10.78	$10.00

Income from Investment Operations:
Net investment income[1]	0.92	0.24
Net realized and unrealized gain/(loss)	(0.14)	0.78

Total Income from Investment Operations	0.78	1.02

Less Distributions:
From net investment income	(0.87)	(0.24)

Total Distributions	(0.87)	(0.24)

Net Asset Value, End of Period	$10.69	$10.78

Total Return	7.41%[2]	10.24%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,205	$5,435
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	3.53%[3]	8.82%[3]
After expense waivers and reimbursements	0.55%[3]	0.55%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	17.10%[3]	7.16%[3]
Portfolio Turnover Rate	60%[2]	80%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Flexible Income Fund Class I Shares commenced operations on November 30, 2018.

See accompanying notes to financial statements.

223 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$9.90	$10.06	$10.06	$9.80	$10.13	$10.28

Income from Investment Operations:
Net investment income[1]	0.23	0.42	0.36	0.33	0.34	0.32
Net realized and unrealized gain/(loss)	0.03	(0.15)	—	0.26	(0.32)	(0.06)

Total Income from Investment Operations	0.26	0.27	0.36	0.59	0.02	0.26

Less Distributions:
From net investment income	(0.23)	(0.43)	(0.36)	(0.33)	(0.34)	(0.32)
From net capital gains	—	—	—	—	(0.01)	(0.09)

Total Distributions	(0.23)	(0.43)	(0.36)	(0.33)	(0.35)	(0.41)

Net Asset Value, End of Period	$9.93	$9.90	$10.06	$10.06	$9.80	$10.13

Total Return	2.63%[2]	2.72%	3.61%	6.08%	0.23%	2.53%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$232,867	$11,229	$15,802	$25,072	$8,206	$6,126
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.02%[3]	1.03%	1.04%	1.05%	1.07%	1.10%
After expense waivers and reimbursements	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.88%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.60%[3]	4.23%	3.53%	3.28%	3.42%	3.15%
Portfolio Turnover Rate	15%[2]	52%	71%	40%	66%	49%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 224

Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$9.90	$10.05	$10.06	$9.80	$10.12	$10.28

Income from Investment Operations:
Net investment income[1]	0.24	0.45	0.38	0.35	0.36	0.34
Net realized and unrealized gain/(loss)	0.02	(0.15)	(0.01)	0.26	(0.31)	(0.07)

Total Income from Investment Operations	0.26	0.30	0.37	0.61	0.05	0.27

Less Distributions:
From net investment income	(0.24)	(0.45)	(0.38)	(0.35)	(0.36)	(0.34)
From net capital gains	—	—	—	—	(0.01)	(0.09)

Total Distributions	(0.24)	(0.45)	(0.38)	(0.35)	(0.37)	(0.43)

Net Asset Value, End of Period	$9.92	$9.90	$10.05	$10.06	$9.80	$10.12

Total Return	2.63%[2]	3.03%	3.72%	6.29%	0.53%	2.63%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$9,589	$262,407	$237,759	$206,276	$139,472	$138,190
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.71%[3]	0.71%	0.72%	0.75%	0.73%	0.74%
After expense waivers and reimbursements	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.68%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.80%[3]	4.50%	3.77%	3.48%	3.61%	3.33%
Portfolio Turnover Rate	15%[2]	52%	71%	40%	66%	49%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

225 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019[1]	YEAR ENDED MARCH 31, 2018[1]	YEAR ENDED MARCH 31, 2017[1]	YEAR ENDED MARCH 31, 2016[1]	YEAR ENDED MARCH 31, 2015[1]

Net Asset Value, Beginning of Period	$9.66	$9.55	$9.60	$9.09	$9.72	$10.37

Income from Investment Operations:
Net investment income[2]	0.21	0.41	0.34	0.34	0.39	0.45
Net realized and unrealized gain/(loss)	0.21	0.11	(0.05)	0.50	(0.63)	(0.51)

Total Income/(Loss) from Investment Operations	0.42	0.52	0.29	0.84	(0.24)	(0.06)

Less Distributions:
From net investment income	(0.21)	(0.41)	(0.34)	(0.33)	(0.39)	(0.45)
From net capital gains	—	—	—	—	—	(0.14)

Total Distributions	(0.21)	(0.41)	(0.34)	(0.33)	(0.39)	(0.59)

Net Asset Value, End of Period	$9.87	$9.66	$9.55	$9.60	$9.09	$9.72

Total Return	4.35%[3]	5.57%	3.01%	9.35%	(2.52)%	(0.65)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$168,925	$187,339	$211,021	$344,328	$498,128	$764,684
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.93%[4]	0.92%	0.91%	0.89%	0.87%	0.89%
After expense waivers and reimbursements	0.85%[4]	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.24%[4]	4.33%	3.47%	3.55%	4.19%	4.41%
Portfolio Turnover Rate	87%[3]	120%	167%	185%	139%	61%

[1]	Consolidated Financial Highlights.
[2]	Per share numbers have been calculated using the average share method.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 226

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019[1]	YEAR ENDED MARCH 31, 2018[1]	YEAR ENDED MARCH 31, 2017[1]	YEAR ENDED MARCH 31, 2016[1]	YEAR ENDED MARCH 31, 2015[1]

Net Asset Value, Beginning of Period	$9.65	$9.55	$9.60	$9.09	$9.72	$10.37

Income from Investment Operations:
Net investment income[2]	0.22	0.44	0.36	0.36	0.42	0.47
Net realized and unrealized gain/(loss)	0.22	0.09	(0.05)	0.50	(0.64)	(0.51)

Total Income/(Loss) from Investment Operations	0.44	0.53	0.31	0.86	(0.22)	(0.04)

Less Distributions:
From net investment income	(0.22)	(0.43)	(0.36)	(0.35)	(0.41)	(0.47)
From net capital gains	—	—	—	—	—	(0.14)

Total Distributions	(0.22)	(0.43)	(0.36)	(0.35)	(0.41)	(0.61)

Net Asset Value, End of Period	$9.87	$9.65	$9.55	$9.60	$9.09	$9.72

Total Return	4.59%[3]	5.72%	3.27%	9.62%	(2.28)%	(0.40)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$277,606	$293,241	$393,368	$532,071	$572,436	$755,786
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.63%[4]	0.63%	0.63%	0.62%	0.61%	0.60%
After expense waivers and reimbursements	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.58%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.48%[4]	4.58%	3.74%	3.78%	4.44%	4.65%
Portfolio Turnover Rate	87%[3]	120%	167%	185%	139%	61%

[1]	Consolidated Financial Highlights.
[2]	Per share numbers have been calculated using the average share method.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying notes to financial statements.

227 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.37	$10.21	$10.37	$10.58	$10.65	$10.52

Income from Investment Operations:
Net investment income[1]	0.14	0.25	0.18	0.14	0.13	0.14
Net realized and unrealized gain/(loss)	0.24	0.17	(0.16)	(0.09)	(0.03)	0.16

Total Income from Investment Operations	0.38	0.42	0.02	0.05	0.10	0.30

Less Distributions:
From net investment income	(0.14)	(0.26)	(0.18)	(0.15)	(0.12)	(0.14)
From net capital gains	—	—	—	(0.11)	(0.05)	(0.03)

Total Distributions	(0.14)	(0.26)	(0.18)	(0.26)	(0.17)	(0.17)

Net Asset Value, End of Period	$10.61	$10.37	$10.21	$10.37	$10.58	$10.65

Total Return	3.71%[2]	4.15%	0.19%	0.43%	1.03%	2.87%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$39,224	$35,343	$52,942	$92,642	$199,031	$163,048
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.71%[3]	0.69%	0.70%[4]	0.70%[5]	0.70%	0.72%
After expense waivers and reimbursements	0.70%[3]	0.69%	0.70%	0.70%	0.70%	0.68%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.72%[3]	2.49%	1.71%	1.35%	1.20%	1.30%
Portfolio Turnover Rate	181%[2]	277%	251%	252%	309%	253%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.67%
[5]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 228

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.36	$10.21	$10.37	$10.58	$10.65	$10.52

Income from Investment Operations:
Net investment income[1]	0.15	0.28	0.20	0.17	0.15	0.15
Net realized and unrealized gain/(loss)	0.24	0.15	(0.15)	(0.10)	(0.02)	0.17

Total Income from Investment Operations	0.39	0.43	0.05	0.07	0.13	0.32

Less Distributions:
From net investment income	(0.15)	(0.28)	(0.21)	(0.17)	(0.15)	(0.16)
From net capital gains	—	—	—	(0.11)	(0.05)	(0.03)

Total Distributions	(0.15)	(0.28)	(0.21)	(0.28)	(0.20)	(0.19)

Net Asset Value, End of Period	$10.60	$10.36	$10.21	$10.37	$10.58	$10.65

Total Return	3.83%[2]	4.29%	0.43%	0.68%	1.28%	3.09%

Ratios/Supplemental Data:
Net Assets, end of the period (in thousands)	$725,215	$708,645	$768,254	$1,064,551	$1,094,444	$1,051,372
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.48%[3]	0.47%	0.46%	0.45%	0.46%	0.48%[4]
After expense waivers and reimbursements	0.48%[3]	0.47%	0.46%	0.45%	0.46%	0.48%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.95%[3]	2.74%	1.97%	1.63%	1.44%	1.38%
Portfolio Turnover Rate	181%[2]	277%	251%	252%	309%	253%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.46%.

See accompanying notes to financial statements.

229 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	INVESTMENT GRADE CREDIT FUND CLASS M*

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019

Net Asset Value, Beginning of Period	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.55	0.55
Net realized and unrealized gain/(loss)	(0.03)	0.33

Total Income from Investment Operations	0.52	0.88

Less Distributions:
From net investment income	(0.53)	(0.55)
From net capital gains	—	(0.02)

Total Distributions	(0.53)	(0.57)

Net Asset Value, End of Period	$10.30	$10.31

Total Return	5.11%[2]	9.02%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$840	$799
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	3.68%[3]	4.78%[3]
After expense waivers and reimbursements	0.70%[3]	0.70%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	10.68%[3]	7.20%[3]
Portfolio Turnover Rate	35%[2]	199%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Investment Grade Credit Fund Class M Shares commenced operations on June 29, 2018.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 230

Metropolitan West Funds

Financial Highlights

	INVESTMENT GRADE CREDIT FUND CLASS I*

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019

Net Asset Value, Beginning of Period	$10.31	$10.00

Income from Investment Operations:
Net investment income[1]	0.56	0.55
Net realized and unrealized gain/(loss)	(0.03)	0.34

Total Income from Investment Operations	0.53	0.89

Less Distributions:
From net investment income	(0.54)	(0.56)
From net capital gains	—	(0.02)

Total Distributions	(0.54)	(0.58)

Net Asset Value, End of Period	$10.30	$10.31

Total Return	5.22%[2]	9.20%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$5,346	$5,081
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	3.43%[3]	4.53%[3]
After expense waivers and reimbursements	0.49%[3]	0.49%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	10.89%[3]	7.29%[3]
Portfolio Turnover Rate	35%[2]	199%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Investment Grade Credit Fund Class I Shares commenced operations on June 29, 2018.

See accompanying notes to financial statements.

231 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$8.68	$8.63	$8.72	$8.73	$8.81	$8.81

Income from Investment Operations:
Net investment income[1]	0.11	0.20	0.13	0.10	0.10	0.11
Net realized and unrealized gain/(loss)	0.08	0.05	(0.09)	(0.00)[2]	(0.08)	(0.00)[2]

Total Income from Investment Operations	0.19	0.25	0.04	0.10	0.02	0.11

Less Distributions:
From net investment income	(0.11)	(0.20)	(0.13)	(0.10)	(0.10)	(0.11)
From net capital gains	—	—	—	(0.01)	—	—
Return of Capital	—	(0.00)[2]	—	—	—	—

Total Distributions	(0.11)	(0.20)	(0.13)	(0.11)	(0.10)	(0.11)

Net Asset Value, End of Period	$8.76	$8.68	$8.63	$8.72	$8.73	$8.81

Total Return	2.17%[3]	2.93%	0.48%	1.25%	0.22%	1.24%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$515,306	$580,434	$975,388	$1,284,692	$1,492,411	$1,749,130
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.62%[4]	0.62%	0.62%	0.61%	0.62%	0.62%
After expense waivers and reimbursements	0.62%[4]	0.62%	0.62%	0.61%	0.62%	0.61%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.47%[4]	2.29%	1.45%	1.19%	1.16%	1.21%
Portfolio Turnover Rate	100%[3]	174%	200%	95%	119%	30%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 232

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$8.68	$8.64	$8.72	$8.73	$8.81	$8.81

Income from Investment Operations:
Net investment income[1]	0.12	0.22	0.15	0.12	0.12	0.13
Net realized and unrealized gain/(loss)	0.08	0.04	(0.08)	(0.00)[2]	(0.08)	(0.00)[2]

Total Income from Investment Operations	0.20	0.26	0.07	0.12	0.04	0.13

Less Distributions:
From net investment income	(0.12)	(0.22)	(0.15)	(0.12)	(0.12)	(0.13)
From net capital gains	—	—	—	(0.01)	—	—
Return of Capital	—	(0.00)[2]	—	—	—	—

Total Distributions	(0.12)	(0.22)	(0.15)	(0.13)	(0.12)	(0.13)

Net Asset Value, End of Period	$8.76	$8.68	$8.64	$8.72	$8.73	$8.81

Total Return	2.28%[3]	3.03%	0.81%	1.46%	0.44%	1.46%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,516,527	$1,578,279	$1,685,415	$1,816,633	$1,915,270	$1,915,434
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.42%[4]	0.41%	0.40%	0.40%	0.39%	0.39%
After expense waivers and reimbursements	0.42%[4]	0.41%	0.40%	0.40%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.68%[4]	2.53%	1.68%	1.40%	1.39%	1.42%
Portfolio Turnover Rate	100%[3]	174%	200%	95%	119%	30%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying notes to financial statements.

233 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND ADMINISTRATIVE CLASS

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$11.21	$11.16	$11.27	$11.27	$11.37	$11.38

Income from Investment Operations:
Net investment income[1]	0.13	0.23	0.15	0.12	0.12	0.12
Net realized and unrealized gain/(loss)	0.11	0.06	(0.10)	(0.01)	(0.11)	(0.00)[2]

Total Income from Investment Operations	0.24	0.29	0.05	0.13	0.01	0.12

Less Distributions:
From net investment income	(0.13)	(0.24)	(0.16)	(0.12)	(0.11)	(0.13)
From net capital gains	—	—	—	(0.01)	—	—
Return of Capital	—	(0.00)[2]	—	—	—	—

Total Distributions	(0.13)	(0.24)	(0.16)	(0.13)	(0.11)	(0.13)

Net Asset Value, End of Period	$11.32	$11.21	$11.16	$11.27	$11.27	$11.37

Total Return	2.17%[3]	2.68%	0.43%	1.22%	0.13%	1.04%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$106	$415	$5,374	$7,210	$7,359	$4,599
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.72%[4]	0.72%	0.72%	0.72%	0.72%	0.72%
After expense waivers and reimbursements	0.72%[4]	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.33%[4]	2.02%	1.35%	1.08%	1.07%	1.09%
Portfolio Turnover Rate	100%[3]	174%	200%	95%	119%	30%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 234

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$7.89	$7.99	$8.05	$7.99	$8.32	$8.29

Income from Investment Operations:
Net investment income[1]	0.16	0.32	0.25	0.27	0.28	0.18
Net realized and unrealized gain/(loss)	0.05	(0.09)	(0.03)	0.04	(0.33)	0.02

Total Income/(Loss) from Investment Operations	0.21	0.23	0.22	0.31	(0.05)	0.20

Less Distributions:
From net investment income	(0.15)	(0.33)	(0.28)	(0.25)	(0.28)	(0.17)

Total Distributions	(0.15)	(0.33)	(0.28)	(0.25)	(0.28)	(0.17)

Net Asset Value, End of Period	$7.95	$7.89	$7.99	$8.05	$7.99	$8.32

Total Return	2.72%[2]	3.01%	2.78%	3.91%	(0.57)%	2.37%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$12,711	$17,908	$26,420	$44,430	$59,072	$73,453
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.43%[3]	1.84%[4]	2.45%	2.09%	1.87%	2.41%
After expense waivers and reimbursements	2.35%[3]	1.84%	2.35%	2.09%	1.87%	2.35%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.00%[3]	4.10%	3.15%	3.36%	3.46%	2.20%
Portfolio Turnover Rate	16%[2]	36%	32%	42%	20%	32%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.67%.

See accompanying notes to financial statements.

235 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$7.89	$7.98	$8.05	$7.98	$8.31	$8.29

Income from Investment Operations:
Net investment income[1]	0.17	0.35	0.27	0.29	0.31	0.20
Net realized and unrealized gain/(loss)	0.05	(0.09)	(0.04)	0.05	(0.33)	—

Total Income/(Loss) from Investment Operations	0.22	0.26	0.23	0.34	(0.02)	0.20

Less Distributions:
From net investment income	(0.16)	(0.35)	(0.30)	(0.27)	(0.31)	(0.18)

Total Distributions	(0.16)	(0.35)	(0.30)	(0.27)	(0.31)	(0.18)

Net Asset Value, End of Period	$7.95	$7.89	$7.98	$8.05	$7.98	$8.31

Total Return	2.86%[2]	3.41%	2.90%	4.32%	(0.25)%	2.49%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$69,266	$67,310	$69,791	$70,556	$61,018	$90,718
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.20%[3]	1.53%[4]	2.22%	1.84%	1.54%	2.10%
After expense waivers and reimbursements	2.10%[3]	1.53%	2.10%	1.84%	1.54%	2.10%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.30%[3]	4.45%	3.40%	3.64%	3.78%	2.37%
Portfolio Turnover Rate	16%[2]	36%	32%	42%	20%	32%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.41%.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 236

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.64	$10.46	$10.57	$10.83	$11.02	$10.68

Income from Investment Operations:
Net investment income[1]	0.14	0.28	0.21	0.18	0.18	0.19
Net realized and unrealized gain/(loss)	0.43	0.18	(0.11)	(0.11)	(0.07)	0.38

Total Income from Investment Operations	0.57	0.46	0.10	0.07	0.11	0.57

Less Distributions:
From net investment income	(0.14)	(0.28)	(0.21)	(0.18)	(0.18)	(0.20)
From net capital gains	—	—	—	(0.15)	(0.12)	(0.03)

Total Distributions	(0.14)	(0.28)	(0.21)	(0.33)	(0.30)	(0.23)

Net Asset Value, End of Period	$11.07	$10.64	$10.46	$10.57	$10.83	$11.02

Total Return	5.39%[2]	4.49%	0.94%	0.70%	0.99%	5.38%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$9,480,512	$9,560,056	$11,617,735	$15,223,666	$16,488,095	$16,558,422
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.67%[3]	0.67%	0.67%	0.67%	0.66%	0.68%
After expense waivers and reimbursements	0.67%[3]	0.67%	0.67%	0.67%	0.66%	0.68%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.59%[3]	2.68%	1.96%	1.71%	1.64%	1.79%
Portfolio Turnover Rate	176%[2]	255%	291%	313%	303%	246%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

237 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.64	$10.46	$10.57	$10.83	$11.01	$10.68

Income from Investment Operations:
Net investment income[1]	0.15	0.30	0.23	0.21	0.20	0.21
Net realized and unrealized gain/(loss)	0.43	0.18	(0.11)	(0.11)	(0.06)	0.38

Total Income from Investment Operations	0.58	0.48	0.12	0.10	0.14	0.59

Less Distributions:
From net investment income	(0.15)	(0.30)	(0.23)	(0.21)	(0.20)	(0.23)
From net capital gains	—	—	—	(0.15)	(0.12)	(0.03)

Total Distributions	(0.15)	(0.30)	(0.23)	(0.36)	(0.32)	(0.26)

Net Asset Value, End of Period	$11.07	$10.64	$10.46	$10.57	$10.83	$11.01

Total Return	5.51%[2]	4.72%	1.17%	0.93%	1.31%	5.54%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$45,039,071	$40,927,700	$47,327,297	$49,013,553	$46,277,563	$40,277,552
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%[3]	0.44%	0.44%	0.44%	0.43%	0.44%
After expense waivers and reimbursements	0.44%[3]	0.44%	0.44%	0.44%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.82%[3]	2.91%	2.19%	1.94%	1.87%	1.94%
Portfolio Turnover Rate	176%[2]	255%	291%	313%	303%	246%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 238

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND ADMINISTRATIVE CLASS

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.65	$10.47	$10.58	$10.84	$11.02	$10.68

Income from Investment Operations:
Net investment income[1]	0.13	0.27	0.20	0.17	0.16	0.16
Net realized and unrealized gain/(loss)	0.43	0.18	(0.11)	(0.11)	(0.06)	0.40

Total Income from Investment Operations	0.56	0.45	0.09	0.06	0.10	0.56

Less Distributions:
From net investment income	(0.13)	(0.27)	(0.20)	(0.17)	(0.16)	(0.19)
From net capital gains	—	—	—	(0.15)	(0.12)	(0.03)

Total Distributions	(0.13)	(0.27)	(0.20)	(0.32)	(0.28)	(0.22)

Net Asset Value, End of Period	$11.08	$10.65	$10.47	$10.58	$10.84	$11.02

Total Return	5.33%[2]	4.36%	0.83%	0.59%	0.96%	5.25%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,594,837	$1,011,637	$975,897	$768,125	$291,168	$281,479
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.78%[3]	0.78%	0.78%	0.78%	0.78%	0.80%
After expense waivers and reimbursements	0.78%[3]	0.78%	0.78%	0.78%	0.78%	0.80%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.48%[3]	2.58%	1.87%	1.62%	1.51%	1.45%
Portfolio Turnover Rate	176%[2]	255%	291%	313%	303%	246%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

239 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND PLAN CLASS

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$10.01	$9.84	$9.95	$10.20	$10.38	$10.07

Income from Investment Operations:
Net investment income[1]	0.15	0.29	0.23	0.20	0.20	0.18
Net realized and unrealized gain/(loss)	0.41	0.17	(0.11)	(0.10)	(0.07)	0.38

Total Income from Investment Operations	0.56	0.46	0.12	0.10	0.13	0.56

Less Distributions:
From net investment income	(0.15)	(0.29)	(0.23)	(0.20)	(0.19)	(0.22)
From net capital gains	—	—	—	(0.15)	(0.12)	(0.03)

Total Distributions	(0.15)	(0.29)	(0.23)	(0.35)	(0.31)	(0.25)

Net Asset Value, End of Period	$10.42	$10.01	$9.84	$9.95	$10.20	$10.38

Total Return	5.60%[2]	4.80%	1.18%	1.03%	1.33%	5.60%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$23,327,363	$20,611,577	$18,363,121	$13,687,733	$10,702,029	$7,179,308
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.37%[3]	0.37%	0.37%	0.37%	0.38%	0.40%
After expense waivers and reimbursements	0.37%[3]	0.37%	0.37%	0.37%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.88%[3]	3.00%	2.28%	2.01%	1.93%	1.77%
Portfolio Turnover Rate	176%[2]	255%	291%	313%	303%	246%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 240

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$4.26	$4.25	$4.27	$4.27	$4.29	$4.30

Income from Investment Operations:
Net investment income[1]	0.06	0.09	0.05	0.04	0.03	0.03
Net realized and unrealized gain/(loss)	—	0.01	(0.02)	0.01	(0.02)	(0.01)

Total Income from Investment Operations	0.06	0.10	0.03	0.05	0.01	0.02

Less Distributions:
From net investment income	(0.06)	(0.09)	(0.05)	(0.04)	(0.03)	(0.03)
From net capital gains	—	—	—	(0.01)	—	—

Total Distributions	(0.06)	(0.09)	(0.05)	(0.05)	(0.03)	(0.03)

Net Asset Value, End of Period	$4.26	$4.26	$4.25	$4.27	$4.27	$4.29

Total Return	1.44%[2]	2.37%	0.68%	1.14%	0.18%	0.42%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$28,394	$34,376	$50,777	$66,238	$78,212	$69,868
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.78%[3]	0.74%	0.69%	0.67%	0.68%	0.65%
After expense waivers and reimbursements	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.87%[3]	2.08%	1.14%	0.97%	0.66%	0.63%
Portfolio Turnover Rate	124%[2]	172%	183%	63%	37%	16%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying notes to financial statements.

241 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$4.27	$4.26	$4.27	$4.28	$4.30	$4.31

Income from Investment Operations:
Net investment income[1]	0.06	0.10	0.06	0.05	0.04	0.03
Net realized and unrealized gain/(loss)	—	0.01	(0.01)	(0.00)[2]	(0.03)	(0.00)[2]

Total Income from Investment Operations	0.06	0.11	0.05	0.05	0.01	0.03

Less Distributions:
From net investment income	(0.06)	(0.10)	(0.06)	(0.05)	(0.03)	(0.04)
From net capital gains	—	—	—	(0.01)	—	—

Total Distributions	(0.06)	(0.10)	(0.06)	(0.06)	(0.03)	(0.04)

Net Asset Value, End of Period	$4.27	$4.27	$4.26	$4.27	$4.28	$4.30

Total Return	1.52%[3]	2.53%	1.08%	1.06%	0.34%	0.59%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$71,224	$68,020	$68,698	$70,744	$74,751	$80,530
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.58%[4]	0.56%	0.52%	0.49%	0.50%	0.46%
After expense waivers and reimbursements	0.34%[4]	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.04%[4]	2.27%	1.30%	1.13%	0.83%	0.79%
Portfolio Turnover Rate	124%[3]	172%	183%	63%	37%	16%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 242

Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$11.80	$11.83	$11.90	$11.72	$11.95	$11.87

Income from Investment Operations:
Net investment income[1]	0.22	0.41	0.29	0.25	0.23	0.21
Net realized and unrealized gain/(loss)	0.13	(0.03)	(0.03)	0.22	(0.23)	0.08

Total Income from Investment Operations	0.35	0.38	0.26	0.47	—	0.29

Less Distributions:
From net investment income	(0.22)	(0.41)	(0.31)	(0.25)	(0.23)	(0.21)
From net capital gains	—	—	(0.02)	(0.04)	—	—
Return of Capital	—	(0.00)[2]	—	—	—	—

Total Distributions	(0.22)	(0.41)	(0.33)	(0.29)	(0.23)	(0.21)

Net Asset Value, End of Period	$11.93	$11.80	$11.83	$11.90	$11.72	$11.95

Total Return	2.99%[3]	3.31%	2.18%	4.11%	(0.02)%	2.47%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$332,922	$454,968	$642,999	$1,460,884	$827,053	$738,090
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.04%[4]	1.03%[5]	1.05%	1.04%[6]	1.04%	1.04%
After expense waivers and reimbursements	1.04%[4]	1.03%	1.04%	1.04%	1.04%	1.03%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.71%[4]	3.46%	2.39%	2.13%	1.95%	1.76%
Portfolio Turnover Rate	29%[3]	43%	62%	33%	23%	18%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.
[5]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.99%.
[6]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.02%.

See accompanying notes to financial statements.

243 / Semi-Annual Report September 2019

Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015

Net Asset Value, Beginning of Period	$11.79	$11.82	$11.89	$11.71	$11.94	$11.86

Income from Investment Operations:
Net investment income[1]	0.24	0.44	0.33	0.29	0.27	0.24
Net realized and unrealized gain/(loss)	0.13	(0.02)	(0.04)	0.22	(0.24)	0.08

Total Income from Investment Operations	0.37	0.42	0.29	0.51	0.03	0.32

Less Distributions:
From net investment income	(0.24)	(0.45)	(0.34)	(0.29)	(0.26)	(0.24)
From net capital gains	—	—	(0.02)	(0.04)	—	—
Return of Capital	—	(0.00)[2]	—	—	`—	—

Total Distributions	(0.24)	(0.45)	(0.36)	(0.33)	(0.26)	(0.24)

Net Asset Value, End of Period	$11.92	$11.79	$11.82	$11.89	$11.71	$11.94

Total Return	3.15%[3]	3.60%	2.49%	4.43%	0.29%	2.72%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,950,898	$2,651,631	$2,627,294	$1,996,550	$1,395,583	$1,299,022
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.74%[4]	0.75%	0.73%	0.73%	0.73%	0.79%[5]
After expense waivers and reimbursements	0.74%[4]	0.75%	0.73%	0.73%	0.73%	0.79%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.04%[4]	3.76%	2.77%	2.46%	2.25%	2.00%
Portfolio Turnover Rate	29%[3]	43%	62%	33%	23%	18%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.
[5]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.76%.

See accompanying notes to financial statements.

Semi-Annual Report September 2019 / 244

Notes to Financial Statements

September 30, 2019 (Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of twelve separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”), Metropolitan West Corporate Bond Fund (the “Corporate Bond Fund”), Metropolitan West Flexible Income Fund (the “Flexible Income Fund”), Metropolitan West Floating Rate Income Fund (the “Floating Rate Income Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Investment Grade Credit Fund (the “Investment Grade Credit Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and Metropolitan West Unconstrained Bond Fund (the “Unconstrained Bond Fund”). The AlphaTrak 500 Fund commenced investment operations on June 29, 1998 with Class M shares. The Corporate Bond Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Flexible Income Fund commenced investment operations on November 30, 2018 with Class M and Class I shares. The Floating Rate Income Fund commenced investment operations on June 28, 2013 with Class M and Class I shares. The High Yield Bond Fund commenced investment operations on September 30, 2002 with Class M shares. Class I was added on March 31, 2003. The Intermediate Bond Fund commenced investment operations on June 28, 2002 with the Class I shares. Class M was added on June 30, 2004. The Investment Grade Credit Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000, and the Administrative Class was added on September 22, 2009. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares. Class I was added on March 31, 2004. The Total Return Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000; Administrative Class was added on December 18, 2009; and the Plan Class added on July 31, 2011. The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with the Class M shares. Class I was added on July 31, 2004. The Unconstrained Bond Fund commenced investment operations on September 30, 2011 with Class M and Class I shares. Each Fund is an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ( the “ASC”) No. 946, Financial Services – Investment Companies.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (the “S&P 500 Index”). The Fund combines non-leveraged investments in S&P 500 Index futures contracts and/or swaps with a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is up to five years.

The Corporate Bond Fund seeks to maximize long-term total return, by investing, under normal circumstances, at least 80% of its assets, which includes borrowings for investment purposes, in a diversified portfolio of corporate debt instruments of varying maturities issued by U.S. and foreign corporations domiciled in developed market and emerging market countries. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from three to nine years.

The Flexible Income Fund seeks a high level of current income with a secondary objective of long-term capital appreciation by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

The Floating Rate Income Fund seeks primarily to maximize current income with a secondary objective of long term capital appreciation, by investing normally at least 80% of its net assets, which includes borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. The Fund’s portfolio securities may have any duration or maturity.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a diversified portfolio of high-yield, fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

245 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

The Investment Grade Credit Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of investment grade fixed-income securities of varying maturities. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from two to eight years.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector- and issue-specific dislocations.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital.This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity normally exceeds one year.

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. There is no limit on the weighted average maturity of the Fund’s portfolio, and the average portfolio duration of the fixed-income portion of the Fund’s portfolio is expected to vary from negative three (-3) years to positive eight (8) years.

Basis of Consolidation:

The accompanying consolidated financial statements include the account of Metropolitan West HY Sub I, LLC (the “U.S. Subsidiary”), which is wholly owned taxable subsidiary of the High Yield Bond Fund. The U.S. Subsidiary enables the High Yield Bond Fund to hold investments in operating companies and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the U.S. Subsidiary are taxable to such subsidiary. The High Yield Bond Fund may invest up to 25% of its total assets in the U.S. Subsidiary. Intercompany accounts and transactions have been eliminated. The U.S. Subsidiary is subject to the same investment policies and restrictions that apply to the High Yield Bond Fund. The U.S. Subsidiary liquidated during the year and there was no material impact to the financial statements.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.tcw.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P

Semi-Annual Report September 2019 / 246

Notes to Financial Statements (Continued)

500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

247 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the six months ended September 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Semi-Annual Report September 2019 / 248

Notes to Financial Statements (Continued)

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be Level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in Level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

249 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of September 30, 2019, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value as of September 30, 2019 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 1,009,572	$ —	$ 1,009,572
Money Market Funds	1,225,000	—	—	1,225,000
U.S. Treasury Bills	3,400,061	—	—	3,400,061
Long-Term Investments:
Asset-Backed Securities	—	3,488,796	—	3,488,796
Corporates	—	12,867,799	—	12,867,799
Mortgage-Backed	—	10,859,932	101,939	10,961,871
Mutual Funds	2,880,946	—	—	2,880,946
U.S. Treasury Securities	934,448	—	—	934,448

Other Financial Instruments *

Assets:
Equity contracts	401,231	—	—	401,231

Liabilities:
Foreign currency exchange contracts	—	(969)	—	(969)

Total	$ 8,841,686	$28,225,130	$101,939	$37,168,755

*Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

Semi-Annual Report September 2019 / 250

Notes to Financial Statements (Continued)

CORPORATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
U.S. Treasury Bills	$14,936	$—	$—	$14,936
Long-Term Investments:
Corporates	—	1,925,710	—	1,925,710
Mortgage-Backed	—	302,475	42,455	344,930
Municipal Bonds	—	24,257	—	24,257
U.S. Treasury Securities	3,362	—	—	3,362

Other Financial Instruments *

Liabilities:
Interest rate contracts	(1,053)	—	—	(1,053)

Total	$17,245	$2,252,442	$42,455	$2,312,142

*Other financial instruments include futures. Interest rate contracts include futures.

FLEXIBLE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$346,000	$—	$—	$346,000
Long-Term Investments:
Asset-Backed Securities	—	655,784	—	655,784
Corporates	—	2,070,726	—	2,070,726
Mortgage-Backed	—	3,624,114	377,155	4,001,269

Total	$346,000	$6,350,624	$377,155	$7,073,779

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$25,579,000	$—	$—	$25,579,000
Long-Term Investments:
Bank Loans	—	206,619,532	1,875,033	208,494,565
Corporates	—	15,010,876	—	15,010,876
Municipal Bonds	—	409,548	—	409,548

Total	$25,579,000	$222,039,956	$1,875,033	$249,493,989

251 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$27,653,500	$ —	$ —	$ 27,653,500
U.S. Agency Discount Notes	—	9,998,961	—	9,998,961
U.S. Treasury Bills	866,301	—	—	866,301
Long-Term Investments:
Bank Loans	—	95,947,139	1,134,625	97,081,764
Common Stock	—	—	2,464,855	2,464,855
Corporates	—	304,315,314	187,353	304,502,667
Mortgage-Backed	—	19,923,259	—	19,923,259
Warrant	—	—	146,643	146,643

Other Financial Instruments *

Assets:
Interest rate contracts	575,770	—	—	575,770
Liabilities:
Interest rate contracts	(494,877)	—	—	(494,877)
Reverse Repurchase Agreements	—	(711,250)	—	(711,250)

Total	$28,600,694	$429,473,423	$3,933,476	$462,007,593

*Other financial instruments include futures and reverse repurchase agreements. Interest rate contracts include futures.

Semi-Annual Report September 2019 / 252

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$ 34,155,018	$ —	$ —	$ 34,155,018
U.S. Treasury Bills	1,154,072	—	—	1,154,072
Long-Term Investments:
Asset-Backed Securities	—	44,575,911	—	44,575,911
Bank Loans	—	5,224,760	—	5,224,760
Common Stock	—	—	36,063	36,063
Corporates	—	228,070,051	—	228,070,051
Mortgage-Backed	—	164,134,803	—	164,134,803
Municipal Bonds	—	4,882,730	—	4,882,730
U.S. Agency Securities	—	224,469	—	224,469
U.S. Treasury Securities	316,622,063	14,907,540	—	331,529,603

Other Financial Instruments *

Assets:
Interest rate contracts	106,680	941,201	—	1,047,881
Liabilities:
Interest rate contracts	(357,728)	(1,053,820)	—	(1,411,548)

Total	$351,680,105	$461,907,645	$36,063	$813,623,813

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

253 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$111,000	$—	$—	$111,000
U.S. Treasury Bills	26,885	—	—	26,885
Long-Term Investments:
Asset-Backed Securities	—	865,968	—	865,968
Corporates	—	3,037,235	—	3,037,235
Mortgage-Backed	—	1,849,443	24,809	1,874,252
Municipal Bonds	—	5,555	—	5,555
U.S. Treasury Securities	227,418	—	—	227,418

Other Financial Instruments *

Assets:
Interest rate contracts	7,392	7,449	—	14,841
Liabilities:
Interest rate contracts	(7,702)	(8,340)	—	(16,042)

Total	$364,993	$5,757,310	$24,809	$6,147,112

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Semi-Annual Report September 2019 / 254

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$ 58,429,000	$ —	$—	$ 58,429,000
U.S. Treasury Bills	3,677,297	—	—	3,677,297
Long-Term Investments:
Asset-Backed Securities	—	150,544,916	—	150,544,916
Bank Loans	—	14,806,008	822,828	15,628,836
Common Stock	—	—	479,255	479,255
Corporates	—	687,782,791	—	687,782,791
Mortgage-Backed	—	716,207,756	1,910,297	718,118,053
Purchased Swaptions	—	1,776	—	1,776
U.S. Treasury Securities	443,923,969	—	—	443,923,969

Other Financial Instruments *

Assets:
Interest rate contracts	367,940	2,574,355	—	2,942,295
Liabilities:
Interest rate contracts	(1,698,985)	(2,884,342)	—	(4,583,327)

Total	$504,699,221	$1,569,033,260	$3,212,380	$2,076,944,861

*Other financial instruments include futures, swaps and written swaptions. Interest rate contracts include futures, swaps and written swaptions.

255 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$2,803,000	$—	$—	$2,803,000
U.S. Treasury Bills	2,169,686	—	—	2,169,686
Long-Term Investments:
Asset-Backed Securities	—	11,019,944	112,820	11,132,764
Corporates	—	28,900,578	—	28,900,578
Foreign Government Obligations	—	873,022	—	873,022
Mortgage-Backed	—	34,474,785	219,515	34,694,300
Municipal Bonds	—	661,130	—	661,130

Other Financial Instruments *

Assets:
Interest rate contracts	143,282	106,717	—	249,999
Liabilities:
Interest rate contracts	—	(119,483)	—	(119,483)

Total	$5,115,968	$75,916,693	$332,335	$81,364,996

*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Semi-Annual Report September 2019 / 256

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Commercial paper	$—	$97,377,100	$—	$97,377,100
Money Market Funds	578,558,024	—	—	578,558,024
Repurchase Agreements	—	500,000,000	—	500,000,000
U.S. Agency Discount Notes	—	1,249,040,600	—	1,249,040,600
U.S. Treasury Bills	681,904,282	—	—	681,904,282
Long-Term Investments:
Asset-Backed Securities	—	3,828,716,081	6,053,270	3,834,769,351
Bank Loans	—	610,995,562	7,652,708	618,648,270
Common Stock	—	—	5,313,163	5,313,163
Corporates	—	19,992,174,658	20,536,667	20,012,711,325
Foreign Government Obligations	—	101,247,185	—	101,247,185
Mortgage-Backed	—	34,563,115,754	14,090,712	34,577,206,466
Municipal Bonds	—	432,025,529	—	432,025,529
Purchased Options - Exchange Traded	33,271,875	—	—	33,271,875
U.S. Treasury Securities	22,139,170,860	2,453,481,131	—	24,592,651,991

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	177,327	—	177,327
Interest rate contracts	10,890,428	90,480,897	—	101,371,325
Liabilities:
Foreign currency exchange contracts	—	(11,134)	—	(11,134)
Interest rate contracts	(43,091,711)	(101,343,138)	—	(144,434,849)
Reverse Repurchase Agreements	—	(9,766,750)	—	(9,766,750)

Total	$23,400,703,758	$63,807,710,802	$53,646,520	$87,262,061,080

*Other financial instruments include foreign currency exchange contracts, futures, swaps, written options and reverse repurchase agreements. Interest rate contracts include futures, swaps and written option.

257 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$5,995,000	$—	$—	$5,995,000
U.S. Agency Discount Notes	—	2,999,688	—	2,999,688
U.S. Treasury Bills	4,502,024	—	—	4,502,024
Long-Term Investments:
Asset-Backed Securities	—	2,024,287	—	2,024,287
Corporates	—	25,772,625	—	25,772,625
Mortgage-Backed	—	30,416,215	29,966	30,446,181
U.S. Treasury Securities	33,093,554	—	—	33,093,554

Other Financial Instruments *

Liabilities:
Interest rate contracts	(4,213)	—	—	(4,213)

Total	$43,586,365	$61,212,815	$29,966	$104,829,146

*Other financial instruments include futures. Interest contracts include futures.

Semi-Annual Report September 2019 / 258

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$98,651,001	$—	$ —	$98,651,001
U.S. Agency Discount Notes	—	24,997,403	—	24,997,403
U.S. Treasury Bills	95,101,822	—	—	95,101,822
Long-Term Investments:
Asset-Backed Securities	—	473,365,374	—	473,365,374
Bank Loans	—	33,967,341	1,855,361	35,822,702
Common Stock	—	—	504,999	504,999
Corporates	—	926,675,454	2,071,083	928,746,537
Foreign Government Obligations	—	42,195,887	—	42,195,887
Mortgage-Backed	—	1,579,660,707	99,312	1,579,760,019
Municipal Bonds	—	19,232,705	—	19,232,705

Other Financial Instruments *

Assets:
Interest rate contracts	4,056,404	3,916,150	—	7,972,554
Liabilities:
Interest rate contracts	(736,578)	(4,385,267)	—	(5,121,845)
Reverse Repurchase Agreements	—	(1,422,500)	—	(1,422,500)

Total	$197,072,649	$3,098,203,254	$4,530,755	$3,299,806,658

*Other financial instruments include futures, swaps and reverse repurchase agreements. Interest rate contracts include futures and swaps.

259 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the six months ended September 30, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$6,804	$130,732
Accrued discounts/premiums	(2)	(5,324)
Realized (loss)	(3)	(1,307)
Change in unrealized appreciation/ (depreciation)*	26	(6,615)
Purchases	—	—
Sales	(6,825)	(15,547)
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of September 30, 2019	$ —	$101,939

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(7,277) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

CORPORATE BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$49,677
Accrued discounts/premiums	(1,069)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(6,153)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of September 30, 2019	$42,455

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(6,153) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

Semi-Annual Report September 2019 / 260

Notes to Financial Statements (Continued)

FLEXIBLE INCOME FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$182,387
Accrued discounts/premiums	(9,631)
Realized gain/(loss)	—
Change in unrealized appreciation*	49,858
Purchases	154,541
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of September 30, 2019	$377,155

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $27,204 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2019	$2,478,928
Accrued discounts/premiums	765
Realized gain	54
Change in unrealized (depreciation)*	(259,217)
Purchases	—
Sales	(542,773)
Transfers into Level 3**	727,500
Transfers out of Level 3**	(530,224)

Balance as of September 30, 2019	$1,875,033

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(83,037) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $727,500 transferred from level 2 to level 3 in the disclosure hierarchy. As of March 31, 2019, the Fund used significant unobservable inputs in determining the value of certain other investments. As of September 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $530,224 transferred from level 3 to level 2 in the disclosure hierarchy.

261 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT

Balance as of April 1, 2019	$—	$4,378,741	$376,362	$55,696
Accrued discounts/premiums	634	—	(288)	—
Realized gain	—	—	988	—
Change in unrealized appreciation/(depreciation)*	(384,059)	(1,913,886)	(130,859)	90,947
Purchases	—	—	—	—
Sales	—	—	(58,850)	—
Transfers into Level 3**	1,518,050	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of September 30, 2019	$1,134,625	$2,464,855	$187,353	$146,643

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(1,953,798) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,518,050 transferred from level 2 to level 3 in the disclosure hierarchy.

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK

Balance as of April 1, 2019	$290,291	$68,119
Accrued discounts/premiums	15	—	—	—
Realized gain	57	—	—	—
Change in unrealized appreciation/(depreciation)*	837	(32,056)	—	—
Purchases	—	—	—	—
Sales	(291,200)	—	—	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of September 30, 2019	$—	$36,063	$—	$—

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(32,056) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

Semi-Annual Report September 2019 / 262

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$109,178
Accrued discounts/premiums	(105)
Realized gain	669
Change in unrealized (depreciation)*	(6,017)
Purchases	—
Sales	(3,022)
Transfers into Level 3**	—
Transfers out of Level 3**	(75,894)

Balance as of September 30, 2019	$24,809

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(4,479) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $75,894 transferred from level 3 to level 2 in the disclosure hierarchy.

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$2,276,685	$905,259	$2,104,368
Accrued discounts/premiums	701	—	(20,439)
Realized (loss)	(590)	—	—
Change in unrealized (depreciation)*	(80,049)	(426,004)	(173,632)
Purchases	—	—	—
Sales	(1,373,919)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of September 30, 2019	$ 822,828	$479,255	$1,910,297

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(684,719) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

263 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$130,567	$407,696
Accrued discounts/premiums	131	30,204
Realized (loss)	—	(16,451)
Change in unrealized (depreciation)*	(17,878)	(41,456)
Purchases	—	—
Sales	—	(160,478)
Corporate action	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of September 30, 2019	$112,820	$219,515

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(71,496) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2019	$8,584,058	$11,389,405	$10,035,975	$20,247,152	$15,090,098
Accrued discounts/premiums	—	40,632	—	(28,486)	(543,781)
Realized gain/(loss)	(701,752)	889	—	—	—
Change in unrealized appreciation/ (depreciation)*	(1,644,227)	(64,828)	(4,722,812)	1,702,819	(455,605)
Purchases	—	—	—	—	—
Sales	(184,809)	(3,713,390)	—	(1,384,818)	—
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—

Balance as of September 30, 2019	$6,053,270	$7,652,708	$5,313,163	$20,536,667	$14,090,712

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(5,197,538) and is included in the related net realized gains/ (losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

Semi-Annual Report September 2019 / 264

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$33,152
Accrued discounts/premiums	(2,750)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(436)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of September 30, 2019	$29,966 ***

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(436) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

*** As of March 31, 2019 and September 30, 2019, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

UNCONSTRAINED	BANK			MORTGAGE-BACKED
BOND FUND	LOANS	COMMON STOCK	CORPORATES	SECURITIES

Balance as of April 1, 2019	$2,554,930	$953,887	$2,729,771	$106,822
Accrued discounts/premiums	4,880	—	(4,103)	15,841
Realized gain/(loss)	309	—	(16,154)	—
Change in unrealized (depreciation)*	(127,093)	(448,888)	(511,975)	(23,351)
Purchases	—	—	—	—
Sales	(577,665)	—	(126,456)	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of September 30, 2019	$1,855,361	$504,999	$2,071,083	$99,312 ***

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2019 was $(1,112,936) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended September 30, 2019.

*** As of March 31, 2019 and September 30, 2019, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 and Morgan Stanley Resecuritization Trust, Series 13-R3 had a $0 market value.

265 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of September 30, 2019, are as follows:

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
ALPHATRAK 500 FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Mortgage-Backed Securities -
Commercial Mortgage-Backed	$58,730	Third-party Vendor	Vendor Prices	$0.67 - $4.02	$2.87
Mortgage-Backed Securities-Non
Agency	$43,209	Third-party Vendor	Vendor Prices	1.56	1.56

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
CORPORATE BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Mortgage-Backed Securities-
Commercial Mortgage-Backed	$42,455	Third-party Vendor	Vendor Prices	$0.67 - $3.90	$2.49

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
FLEXIBLE INCOME FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Mortgage-Backed Securities-
Commercial Mortgage-Backed	$25,317	Third-party Vendor	Vendor Prices	$3.34	$3.34
Mortgage-Backed Securities-Non-
Agency	$351,838	Third-party Vendor	Vendor Prices	4.40 - 31.06	18.68

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
FLOATING RATE INCOME FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Bank Loans	$1,875,033	Third-party Vendor	Vendor Prices	$72.50 - $99.50	$85.92

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
HIGH YIELD BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Bank Loans	$1,134,625	Third-party Vendor	Vendor Prices	$72.50	$72.50
Common Stock	$2,464,855	Broker Quote	Offered Quote	4.50 - 56.25	8.74
Corporate Securities	$187,353	Third-party Vendor	Vendor Prices	9.00 - 104.25	85.95
Warrant	$146,643	Third-party Vendor	Vendor Prices	10.50 - 12.50	10.90

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
INTERMEDIATE BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Common Stock	$36,063	Third-party Vendor	Vendor Prices	$4.50	$4.50

INVESTMENT GRADE CREDIT	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Mortgage-Backed Securities-
Commercial Mortgage-Backed	$24,809	Third-party Vendor	Vendor Prices	$0.67	$0.67

Semi-Annual Report September 2019 / 266

Notes to Financial Statements (Continued)

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
LOW DURATION BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Bank Loans	$822,828	Third-party Vendor	Vendor Prices	$85.67	$85.67
Common Stock	$479,255	Broker Quote	Offered Quote	4.50	4.50
Mortgage-Backed Securities-Non-Agency	$1,910,297	Third-party Vendor	Vendor Prices	1.82	1.82

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
STRATEGIC INCOME FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Asset-Backed Securities	$112,820	Benchmark Pricing	Offered Quote	$9.15 - $22.00	$17.62
Mortgage-Backed Securities-
Commercial Mortgage Backed	$74,180	Third-party Vendor	Vendor Prices	3.34	3.34
Mortgage-Backed Securities-Non-Agency	$145,335	Third-party Vendor	Vendor Prices	8.57	8.57

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
TOTAL RETURN BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Asset-Backed Securities	$6,053,270	Benchmark Pricing	Offered Quote	$21.20 - $22.00	$21.58
Bank Loans	$7,652,708	Third-party Vendor	Vendor Prices	95.65	95.65
Common Stock	$5,313,163	Broker Quote	Offered Quote	4.50	4.50
Corporate Securities	$20,536,667	Third-party Vendor	Vendor Prices	116.55	116.55
Mortgage-Backed Securities-Non-Agency	$14,090,712	Third-party Vendor	Vendor Prices	0.95 - 3.19	2.17

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
ULTRA SHORT BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Mortgage-Backed Securities-Non-Agency	$29,966	Third-party Vendor	Vendor Prices	$0.00 - $1.56	$1.56

	FAIR VALUE	VALUATION	UNOBSERVABLE		WEIGHTED
UNCONSTRAINED BOND FUND	AT 9/30/19	TECHNIQUE*	INPUT	RANGE	AVERAGE

Bank Loans	$1,855,361	Third-party Vendor	Vendor Prices	$85.67 - $95.65	$89.31
Common Stock	$504,999	Broker Quote	Offered Quote	4.50	4.50
Corporate Securities	$2,071,083	Third-party Vendor	Vendor Prices	9.00 - 116.55	106.38
Mortgage-Backed Securities-Non-Agency	$99,312	Third-party Vendor	Vendor Prices	0.00 - 8.57	6.75

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

267 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ Statements of Assets and Liabilities as of September 30, 2019:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
	ASSET	LIABILITY
DERIVATIVE TYPE	DERIVATIVES	DERIVATIVES
Interest rate contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received on swap contracts
	Receivable for daily variation margin	Payable for daily variation margin
	Investments, at value	Options written
Credit contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts
Equity contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts
	Receivable for daily variation margin	Payable for daily variation margin
	—	Options written
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
	—	Options written

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of September 30, 2019:

			ASSET DERIVATIVE INVESTMENTS

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Equity contracts:
Futures[1]	$401,231	$—	$—	$—	$—	$—
Interest contracts:
Futures[1]	—	—	—	—	575,770	106,680
Swaps	—	—	—	—	—	941,201

Total	$401,231	$—	$—	$—	$575,770	$1,047,881

		ASSET DERIVATIVE INVESTMENTS
	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures[1]	$7,392	$367,940	$143,282	$10,890,428	$—	$4,056,404
Options purchased	—	—	—	33,271,875	—	—
Swaps	7,449	2,574,355	106,717	90,480,897	—	3,916,150
Swaptions purchased	—	1,776	—	—	—	—
Foreign currency exchange contracts:
Forwards	—	—	—	177,327	—	—

Total	$14,841	$2,944,071	$249,999	$134,820,527	$—	$7,972,554

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

Semi-Annual Report September 2019 / 268

Notes to Financial Statements (Continued)

			LIABILITY DERIVATIVE INVESTMENTS

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Interest contracts: Futures[1]	$—	$(1,053)	$—	$—	$(494,877)	$(357,728)
Swaps	—	—	—	—	—	(1,053,820)
Foreign currency exchange contracts:
Forwards	(969)	—	—	—	—	—

Total	$(969)	$(1,053)	$—	$—	$(494,877)	$(1,411,548)

		LIABILITY DERIVATIVE INVESTMENTS

	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures[1]	$(7,702)	$(1,698,985)	$—	$(30,688,586)	$(4,213)	$(736,578)
Options and swaptions written	—	(960)	—	(12,403,125)	—	—
Swaps	(8,340)	(2,883,382)	(119,483)	(101,343,138)	—	(4,385,267)
Foreign currency exchange contracts:
Forwards	—	—	—	(11,134)	—	—

Total	$(16,042)	$(4,583,327)	$(119,483)	$(144,445,983)	$(4,213)	$(5,121,845)

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the Funds’ realized gain/(loss) and change in unrealized appreciation/(depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2019:

	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Equity contracts:
Futures	$1,234,799	$—	$—	$—	$–	$–
Interest contracts:
Futures	—	7,593	—	—	1,286,763	2,605,741
Swap contracts	—	—	—	—	—	2,960

Total	$1,234,799	$7,593	$—	$—	$1,286,763	$2,608,701

	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures	$14,941	$10,344,999	$(811,267)	$388,795,338	$24,851	$(22,605,711)
Options and swaptions written	—	—	—	(27,574,158)	—	—
Swap contracts	15	9,069	324	186,309	—	12,922

Total	$14,956	$10,354,068	$(810,943)	$361,407,489	$24,851	$(22,592,789)

269 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Equity contracts:
Futures	$(27,484)	$—	$—	$—	$—	$—
Interest contracts:
Futures	—	(2,116)	—	—	(354,437)	(979,581)
Swap contracts	—			—	—	(114,905)
Foreign currency exchange contracts:
Forwards	(969)	—	—	—	—	—

Total	$(28,453)	$(2,116)	$—	$—	$(354,437)	$(1,094,486)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures	$2,044	$(4,634,302)	$337,231	$(105,444,110)	$(11,611)	$7,366,627
Options and swaptions written	—	297	—	11,347,785	—	—
Swap contracts	(924)	(316,187)	(13,008)	(11,053,292)	—	(479,202)
Foreign currency exchange contracts:
Forwards	—	—	—	166,193	—	—

Total	$1,120	$(4,950,192)	$324,223	$(104,983,424)	$(11,611)	$6,887,425

Semi-Annual Report September 2019 / 270

Notes to Financial Statements (Continued)

	AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Financial futures contracts:
Average number of contracts purchased	173	2	—	—	1,353	1,018
Average number of contracts sold	—	—	—	—	236	106
Average value of contracts purchased	$803,535	$2,509	$—	$—	$1,365,757	$1,263,788
Average value of contracts sold	$—	$—	$—	$—	$614,912	$90,137
Credit default swaps:
Average number of contracts - buy protection	—	—	—	—	1	—
Average notional value - buy protection	$—	$—	$—	$—	$4,937,500	$—
Interest Rate Swaps:
Average number of contracts - pays fixed rate	—	—	—	—	—	2
Average notional value - pays fixed rate	$—	$—	$—	$—		$20,223
Average number of contracts - receives fixed rate	—	—	—	—	—	2
Average notional value - receives fixed rate	$—	$—	$—	$—		$49,230
Foreign currency exchange contracts:
Average number of contracts sold	1	—	—	1	—	1
Average value of contracts sold	$242	$—	$—	$48,365	$—	$64,394

	AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]
	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Financial futures contracts:
Average number of contracts purchased	20	4,313	2	93,103	15	2,329
Average number of contracts sold	5	368	159	12,764	—	1,742
Average value of contracts purchased	$25,577	$4,964,183	$10,661	$149,983,660	$18,606	$3,000,130
Average value of contracts sold	$19,384	$311,715	$236,366	$17,557,220	$—	$5,793,630
Written options:
Average number of contracts	—	—	—	2	—	—
Average notional value	$—	$—	$—	$10,538,157	$—	$—
Interest rate swaps:
Average number of contracts - pays fixed rate	2	2	2	2	—	2
Average number of contracts - receives fixed rate	2	2	2	2	—	2
Average notional value - pays fixed rate	$160	$58,538	$2,380	$1,971,650	$—	$85,955
Average notional value - receives fixed rate	$390	$142,473	$5,793	$4,797,593	$—	$209,235
Written swaptions:
Average number of contracts	—	1	—	—	—	—
Average notional value	$—	$540,000	$—	$—	$—	$—
Foreign currency exchange contracts:
Average number of contracts sold	—	—	—	2	1	—
Average value of contracts sold	$—	$—	$—	$8,426,090	$14,536	$—

1Amounts disclosed represent the volume of derivative contracts for the period ended September 30, 2019.

271 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

Counterparty Credit Risk:

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose in the Statements of Assets and Liabilities both gross and net information about instruments and transactions eligible for offset such as

Semi-Annual Report September 2019 / 272

Notes to Financial Statements (Continued)

instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

The following table presents AlphaTrak 500 Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2019:

		ALPHATRAK 500 FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Goldman Sachs International Foreign Currency Exchange Contracts	$785	$—	$(785)	$—

Total Goldman Sachs International	785	—	(785)	—

Total	$(785)	$—	$(785)	$—

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable from the counterparty in the event of default.

The following table presents Low Duration Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2019:

		LOW DURATION BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International Swaptions	$1,776	$(816)	$(960)	$—

Total Goldman Sachs International	1,776	(816)	(960)	—

Total	$1,776	$(816)	$(960)	$—

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

273 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

The following table presents Low Duration Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2019:

	LOW DURATION BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International
Swaptions	$960	$—	$(960)	$—

Total Goldman Sachs International	960	—	(960)	—

Total	$960	$—	$(960)	$—

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable to the counterparty in the event of default.

The following table presents Total Return Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2019:

	TOTAL RETURN BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$177,327	$(50,000)	$(11,134)	$116,193

Total Goldman Sachs International	177,327	(50,000)	(11,134)	116,193

Total	$177,327	$(50,000)	$(11,134)	$116,193

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

Semi-Annual Report September 2019 / 274

Notes to Financial Statements (Continued)

The following table presents Total Return Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2019:

	TOTAL RETURN BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF LIABILITIES[4]
Goldman Sachs International

Foreign Currency Exchange Contracts	$11,134	$—	$(11,134)	$—

Total Goldman Sachs
International	11,134	—	(11,134)	—

Total	$11,134	$—	$(11,134)	$—

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable to the counterparty in the event of default.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

275 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended September 30, 2019, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short, that is, without owning it, and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Corporate Bond Fund, Flexible Income Fund, High Yield Bond Fund, Investment Grade Credit Fund and Strategic Income Fund may not make short sales of securities or maintain a short position if more than 331/3% of the Fund’s total assets (taken at current value) are held as collateral for such sales at any one time.TheAlphaTrak 500 Fund, Intermediate Bond Fund, Low Duration Bond Fund, Total Return Bond Fund, Ultra Short Bond Fund and Unconstrained Bond Fund will not make total short sales exceeding 25% of the Fund’s total assets. The Floating Rate Income Fund will not make total short sales exceeding 15% of the Fund’s total assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At September 30, 2019, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Semi-Annual Report September 2019 / 276

Notes to Financial Statements (Continued)

For the six months ended September 30, 2019, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2019, the Total Return Bond Fund held repurchase agreements which made up 0.63% of net assets.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse purchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements. The average dollar amount and average interest rate of reverse repurchase agreements in the High Yield Bond Fund, Total Return Bond Fund and the Unconstrained Bond Fund for the six months ended September 30, 2019, were $763,618 and (3.13)%, $8,893,689 and (3.09)% and $1,527,331 and (3.13)%, respectively.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of September 30, 2019, the High Yield Bond Fund, Total Return Bond Fund and the Unconstrained Bond Fund held reverse repurchase agreements which made up 0.16%, 0.01% and 0.04% of net assets, respectively.

As of September 30, 2019, the following table is a summary of open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis:

HIGH YIELD BOND FUND
COUNTERPARTY	REVERSE REPURCHASE AGREEMENTS	FAIR VALUE OF NON-CASH COLLATERAL PLEDGED INCLUDING ACCRUED INTEREST[1]	NET AMOUNT
Barclays Bank PLC	$711,250	$711,250	$—

TOTAL RETURN BOND FUND
COUNTERPARTY	REVERSE REPURCHASE AGREEMENTS	FAIR VALUE OF NON-CASH COLLATERAL PLEDGED INCLUDING ACCRUED INTEREST[1]	NET AMOUNT
Barclays Bank PLC	$4,978,750	$4,978,750	$—
JPMorgan Chase	4,788,000	4,788,000	—

Total	$9,766,750	$9,766,750	$—

277 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND
COUNTERPARTY	REVERSE REPURCHASE AGREEMENTS	FAIR VALUE OF NON-CASH COLLATERAL PLEDGED INCLUDING ACCRUED INTEREST[1]	NET AMOUNT
Barclays Bank PLC	$1,422,500	$1,422,500	$—

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold

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Notes to Financial Statements (Continued)

when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of September 30, 2019, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum

279 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2019, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At September 30, 2019, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At September 30, 2019, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

4.	RISK CONSIDERATIONS

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Semi-Annual Report September 2019 / 280

Notes to Financial Statements (Continued)

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt- A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statements of Assets and Liabilities.

281 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

5.	SECURITIES TRANSACTIONS

Investment transactions for the six months ended September 30, 2019, excluding U.S. government and short-term investments, were as follows:

PORTFOLIO	PURCHASES	SALES

AlphaTrak 500 Fund	$18,763,490	$5,945,270

Corporate Bond Fund	353,375	260,511

Flexible Income Fund	4,150,052	1,987,467

Floating Rate Income Fund	38,259,356	70,074,507

High Yield Bond Fund	360,673,396	375,500,042

Intermediate Bond Fund	74,508,543	82,696,160

Investment Grade Credit Fund	935,832	804,060

Low Duration Bond Fund	304,948,053	330,143,108

Strategic Income Fund	9,271,187	13,388,111

Total Return Bond Fund	9,476,011,950	8,699,573,803

Ultra Short Bond Fund	13,801,160	9,788,524

Unconstrained Bond Fund	799,106,402	637,434,044

Investment transactions in U.S. government securities for the six months ended September 30, 2019 were as follows:

PORTFOLIO	PURCHASES	SALES

AlphaTrak 500 Fund	$6,420,208	$2,595,018

Corporate Bond Fund	153,031	151,370

Flexible Income Fund	1,939,935	1,142,532

Floating Rate Income Fund	—	—

High Yield Bond Fund	—	—

Intermediate Bond Fund	1,311,786,246	1,267,463,118

Investment Grade Credit Fund	1,367,082	1,238,797

Low Duration Bond Fund	1,699,854,397	1,771,606,788

Strategic Income Fund	2,765,522	555,178

Total Return Bond Fund	133,094,135,309	123,309,409,010

Ultra Short Bond Fund	90,958,490	82,375,765

Unconstrained Bond Fund	251,047,878	201,844,377

There were no purchases or sales of securities from affiliated investment accounts for the six months ended September 30, 2019. These trades are in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

Investment transactions in the shares of affiliated issuers for the six months ended September 30, 2019 were as follows:

	VALUE AT BEGINNING OF PERIOD	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	REALIZED GAIN/ LOSS	CHANGE IN UNREALIZED APP/DEP
High Yield Bond Fund
Homer City Holdings LLC	$4,274,718	$—	$—	$—	$2,263,086	$—	$(2,011,632)

Total Return Bond Fund
Homer City Holdings LLC	10,035,975	—	—	—	5,313,163	—	(4,722,812)

6.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the Corporate Bond Fund, the Flexible Income Fund, the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.40%, 0.45%, 0.55%, 0.50%, 0.35%, 0.35%, 0.30%, 0.35%, 0.25% and 0.65%, respectively, of each Fund’s average daily net assets. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets for the relevant 12-month performance period), depending on whether, and to what extent, the investment performance of the Strategic Income Fund,

Semi-Annual Report September 2019 / 282

Notes to Financial Statements (Continued)

for the relevant performance period, exceeds or is exceeded by, the performance of the ICE BofAML 3-Month U.S. Treasury Bill Index over the same period. Under this agreement, the basic fee was increased by 0.51% resulting in $712,058 of total management fees for the six months ended September 30, 2019. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets for the relevant three-month performance period), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index, plus an annualized margin of 1.00% over the same period. Under this agreement, the basic fee increased by 0.09% resulting in $65,906 total management fees for the six months ended September 30, 2019.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses, (excluding interest, taxes, brokerage commissions, short sales dividend expense, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) as described in the table below.The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap at both the time of the waiver and the recoupment. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

Investment advisory fees and related contractual expense limitations for the six months ended September 30, 2019, were as follows:

	INVESTMENT ADVISORY FEE RATE				CONTRACTUAL EXPENSE LIMITATION[1]
PORTFOLIO	CLASS M	CLASS I	ADMINISTRATIVE CLASS	PLAN CLASS	CLASS M	CLASS I	ADMINISTRATIVE CLASS	PLAN CLASS

AlphaTrak 500 Fund	0.00%-0.70%	N/A	N/A	N/A	0.90%	N/A	N/A	N/A

Corporate Bond Fund	0.40%	0.40%	N/A	N/A	0.75%	0.50%	N/A	N/A

Flexible Income Fund	0.45%	0.45%	N/A	N/A	0.80%	0.55%	N/A	N/A

Floating Rate Income Fund	0.55%	0.55%	N/A	N/A	0.90%	0.70%	N/A	N/A

High Yield Bond Fund	0.50%	0.50%	N/A	N/A	0.85%	0.60%	N/A	N/A

Intermediate Bond Fund	0.35%	0.35%	N/A	N/A	0.70%	0.49%	N/A	N/A

Investment Grade Credit Fund	0.35%	0.35%	N/A	N/A	0.70%	0.49%	N/A	N/A

Low Duration Bond Fund	0.30%	0.30%	0.30%	N/A	0.63%	0.44%	0.83%	N/A

Strategic Income Fund	0.50%-1.90%	0.50%-1.90%	N/A	N/A	2.35%	2.10%	N/A	N/A

Total Return Bond Fund	0.35%	0.35%	0.35%	0.35%	0.70%	0.49%	0.90%	0.39%

Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	0.50%	0.34%	N/A	N/A

Unconstrained Bond Fund	0.65%	0.65%	N/A	N/A	1.04%	0.80%	N/A	N/A

1The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31, 2019, unless approved by the Board.

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Notes to Financial Statements (Continued)

At September 30, 2019, the balance of recoupable expenses with expiration dates for the Funds were as follows:

PORTFOLIO	2020	2021	2022	2023	TOTAL

AlphaTrak 500 Fund	$131,176	$ —	$ 88,122	$41,346	$ 260,644

Corporate Bond Fund	—	—	138,411	84,011	222,422

Flexible Income Fund	—	—	84,349	87,721	172,070

Floating Rate Income Fund	101,217	69,036	47,495	13,072	230,820

High Yield Bond Fund	239,308	252,493	201,390	108,218	801,409

Intermediate Bond Fund	—	—	—	1,720	1,720

Investment Grade Credit Fund	—	—	142,645	88,419	231,064

Strategic Income Fund	—	—	—	39,892	39,892

Ultra Short Bond Fund	227,293	233,733	247,985	124,589	833,600

Unconstrained Bond Fund	—	—	—	4,277	4,277

Total	$698,994	$555,262	$950,397	$593,265	$2,797,918

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the independent trustees receives an annual retainer of $120,000 and $10,000 for each meeting of the Board attended in person and $2,500 for each meeting attended telephonically. The chairman of the Board receives an annual retainer of $51,000. The respective chairman of the Audit Committee and the Nominating and Governance Committee each receive additional annual retainer of $34,000 and $17,000, respectively. The Trust has an unfunded, nonqualified deferred compensation plan (the “Deferred Compensation Plan”) for certain eligible Trustees. The Deferred Compensation Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Deferred Compensation Plan are recorded in Trustees’ fees and expenses in the Statements of Operations.

7.	SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the Corporate Bond Fund, the Flexible Income Fund, the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Unconstrained Bond Fund, and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the 12b-1 Plan, the Trust pays TCW Funds Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and Administrative Class shares to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the six months ended September 30, 2019. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees. The Adviser has contractually agreed, through July 31, 2019, to pay the distribution expenses of the AlphaTrak 500 Fund out of its own resources.

The Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Shareholder Servicing Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

Semi-Annual Report September 2019 / 284

Notes to Financial Statements (Continued)

8.	COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund and Total Return Bond Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of September 30, 2019:

FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS	MATURITY		AMOUNT	UNREALIZED (LOSS)

Romulus Merger Sub LLC, Delayed-Draw Term Loan, 1st Lien	February	2025	$104,734	$(3,100)

Premise Health Holding Corp., Term Loan, 1st Lien	July	2025	54,918	(508)

NMN Holdings III Corp. Term Loan, 1st Lien	November	2025	256,922	(4,954)

Mister Car Wash Holdings, Inc., Term Loan, 1st Lien	May	2026	59,540	16

Kwor Acquisition, Inc., Term Loan, 1st Lien	June	2026	90,227	190

BCPE Empire Holdings, Inc., Term Loan, 1st Lien	June	2026	203,383	(2,314)

Allied Universal Holdco LLC, Term Loan, 1st Lien	July	2026	67,747	235

Med Parentco LP Term Loan, 1st Lien	September	2026	198,662	832

Oeconnection LLC, Term Loan B	September	2026	64,813	203

Total Unfunded Commitments			$1,100,946	$(9,400)

TOTAL RETURN BOND FUND
UNFUNDED COMMITMENTS	MATURITY		AMOUNT	UNREALIZED GAIN

CSC Holdings LLC, Term Loan B, 1st Lien	April	2027	$7,024,080	$24,080

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

9.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	ALPHATRAK FUND

	CLASS M	CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	1,976,652	1,819,250

Shares sold	1,628,037	905,645
Shares issued through reinvestment of distributions	37,179	39,091
Shares redeemed	(367,649)	(787,334)

Net increase in fund shares	1,297,567	157,402

Shares outstanding at end of period	3,274,219	1,976,652

285 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

	CORPORATE BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019*	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019*
Change in Fund shares:
Shares outstanding at beginning of period	77,858	—	131,400	—

Shares sold	—	74,500	—	125,500
Shares issued through reinvestment of distributions	2,623	3,358	4,595	5,900
Shares redeemed	—	—	—	—

Net increase in fund shares	2,623	77,858	4,595	131,400

Shares outstanding at end of period	80,481	77,858	135,995	131,400

*The Fund commenced operations on June 29, 2018.
	FLEXIBLE INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019*	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019*
Change in Fund shares:
Shares outstanding at beginning of period	102	—	503,964	—

Shares sold	—	100	124,761	497,008
Shares issued through reinvestment of distributions	9	2	45,244	6,956
Shares redeemed	—	—	—	—

Net increase in fund shares	9	102	170,005	503,964

Shares outstanding at end of period	111	102	673,969	503,964

*The Fund commenced operations on November 30, 2018.
	FLOATING RATE INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	1,133,918	1,570,979	26,508,328	23,648,073

Shares sold	265,492	1,172,386	292,174	10,035,268
Shares issued through reinvestment of distributions	23,376	69,340	602,184	1,119,702
Shares redeemed	(456,611)	(1,678,787)	(3,931,560)	(8,294,715)

Net increase/(decrease) in fund shares	(167,743)	(437,061)	(3,037,202)	2,860,255

Shares outstanding at end of period	966,175	1,133,918	23,471,126	26,508,328

Semi-Annual Report September 2019 / 286

Notes to Financial Statements (Continued)

	HIGH YIELD BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	19,395,315	22,090,985	30,373,750	41,195,325

Shares sold	3,152,275	6,210,384	7,290,334	21,328,208

Shares issued through reinvestment of distributions	371,212	832,077	593,844	1,413,478
Shares redeemed	(5,808,151)	(9,738,131)	(10,127,695)	(33,563,261)

Net (decrease) in fund shares	(2,284,664)	(2,695,670)	(2,243,517)	(10,821,575)

Shares outstanding at end of period	17,110,651	19,395,315	28,130,233	30,373,750

	INTERMEDIATE BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	3,409,753	5,183,235	68,386,996	75,238,162

Shares sold	679,264	877,124	6,277,986	14,148,475
Shares issued through reinvestment of distributions	47,054	102,117	989,457	1,804,025
Shares redeemed	(438,343)	(2,752,723)	(7,265,683)	(22,803,666)

Net increase/(decrease) in fund shares	287,975	(1,773,482)	1,760	(6,851,166)

Shares outstanding at end of period	3,697,728	3,409,753	68,388,756	68,386,996

	INVESTMENT GRADE CREDIT FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019*	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	PERIOD ENDED MARCH 31, 2019*
Change in Fund shares:
Shares outstanding at beginning of period	77,458	—	492,691	—

Shares sold	—	73,250	—	470,417
Shares issued through reinvestment of distributions	4,034	4,208	26,199	22,274
Shares redeemed	—	—	—	—

Net increase in fund shares	4,034	77,458	26,199	492,691

Shares outstanding at end of period	81,492	77,458	518,890	492,691

*The Fund commenced operations on June 29, 2018.

287 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

	LOW DURATION BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	66,879,265	112,971,343	181,809,771	195,150,136

Shares sold	3,477,836	4,407,081	17,825,303	49,100,128
Shares issued through reinvestment of distributions	785,086	1,918,661	2,165,375	4,506,861
Shares redeemed	(12,336,413)	(52,417,820)	(28,777,883)	(66,947,354)

Net (decrease) in fund shares	(8,073,491)	(46,092,078)	(8,787,205)	(13,340,365)

Shares outstanding at end of period	58,805,774	66,879,265	173,022,566	181,809,771

	LOW DURATION BOND FUND
	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019

Change in Fund shares:
Shares outstanding at beginning of period	37,023	481,657

Shares sold	1,733	37,099
Shares issued through reinvestment of distributions	97	272
Shares redeemed	(29,487)	(482,005)

Net (decrease) in fund shares	(27,657)	(444,634)

Shares outstanding at end of period	9,366	37,023

	STRATEGIC INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	2,269,164	3,308,284	8,532,803	8,744,185

Shares sold	168,261	443,336	632,177	1,543,100
Shares issued through reinvestment of distributions	35,487	113,226	177,540	395,079
Shares redeemed	(874,449)	(1,595,682)	(628,017)	(2,149,561)

Net increase/(decrease) in fund shares	(670,701)	(1,039,120)	181,700	(211,382)

Shares outstanding at end of period	1,598,463	2,269,164	8,714,503	8,532,803

Semi-Annual Report September 2019 / 288

Notes to Financial Statements (Continued)

	TOTAL RETURN BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	898,185,006	1,110,357,245	3,846,257,449	4,524,412,707

Shares sold	86,466,278	142,096,374	582,896,413	1,043,356,270
Shares issued through reinvestment of distributions	10,964,266	26,052,285	49,788,111	106,872,162
Shares redeemed	(139,421,318)	(380,320,898)	(410,339,016)	(1,828,383,690)

Net increase/(decrease) in fund shares	(41,990,774)	(212,172,239)	222,345,508	(678,155,258)

Shares outstanding at end of period	856,194,232	898,185,006	4,068,602,957	3,846,257,449

	TOTAL RETURN BOND FUND
	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS	PLAN CLASS	PLAN CLASS
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	94,995,241	93,216,336	2,058,158,463	1,865,273,582

Shares sold	58,466,319	38,817,475	376,175,367	738,797,642
Shares issued through reinvestment of distributions	1,690,521	2,314,392	28,617,196	56,600,596
Shares redeemed	(11,213,546)	(39,352,962)	(223,887,582)	(602,513,357)

Net increase in fund shares	48,943,294	1,778,905	180,904,981	192,884,881

Shares outstanding at end of period	143,938,535	94,995,241	2,239,063,444	2,058,158,463

	ULTRA SHORT BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	8,068,983	11,940,212	15,940,806	16,126,155

Shares sold	607,001	1,322,640	5,184,786	5,690,787
Shares issued through reinvestment of distributions	94,676	186,878	243,318	371,629
Shares redeemed	(2,109,126)	(5,380,747)	(4,683,978)	(6,247,765)

Net increase/(decrease) in fund shares	(1,407,449)	(3,871,229)	744,126	(185,349)

Shares outstanding at end of period	6,661,534	8,068,983	16,684,932	15,940,806

289 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

	UNCONSTRAINED BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019	SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)	YEAR ENDED MARCH 31, 2019
Change in Fund shares:
Shares outstanding at beginning of period	38,551,315	54,336,734	224,878,988	222,210,891

Shares sold	3,186,632	10,228,971	46,350,611	95,778,587
Shares issued through reinvestment of distributions	589,372	1,506,781	3,838,112	6,826,781
Shares redeemed	(14,422,014)	(27,521,171)	(27,508,100)	(99,937,271)

Net increase/(decrease) in fund shares	(10,646,010)	(15,785,419)	22,680,623	2,668,097

Shares outstanding at end of period	27,905,305	38,551,315	247,559,611	224,878,988

10.	LITIGATION

Several current or former TCW-managed accounts (the “TCW Defendants”), have been named as defendants in a lawsuit brought by the Motors Liquidation Company Avoidance Action Trust (the “Avoidance Trust”), a trust created pursuant to GM’s 2009 Chapter 11 reorganization. The TCW Defendants were served with the summons and complaint in May 2015. The complaint names over 500 defendants that were lenders to GM under a $1.5 billion secured term loan. The defendants held interests in the term loan that was paid in full shortly after GM’s bankruptcy filing in June of 2009. The Avoidance Trust seeks to recover (i) cash paid to term loan lenders after the date of the bankruptcy filing and (ii) unspecified interest on the amounts recovered. TCW engaged counsel to represent the TCW Defendants. TCW, through its counsel, filed an answer to the complaint and a cross-claim against J.P. Morgan Chase on November 16, 2015. TWC’s motion for judgment on the pleadings was denied on June 30, 2016. Considerable discovery has been completed. A trial with respect to whether or not a group of representative assets at the time of the GM bankruptcy were fixtures, and their value, concluded on June 5, 2017 and the judge issued his opinion on September 29, 2017. The parties began mediation in December 2017, and, on February 1, 2019, disclosed that they had reached agreement in principle on a settlement that would resolve all claims and cross-claims in the litigation. On February 1, 2019, the Bankruptcy Court entered an order staying all deadlines in light of the potential settlement. In April 2019, the parties alerted the Bankruptcy Court that a final settlement agreement had been signed. The Settlement Agreement contemplates a $231 million settlement amount and a fee recovery for term lender signatories. While the TCW lenders will not contribute any funds to the settlement, the identity of the parties contributing to the settlement, and the amount of their contributions will be kept confidential and not made public pursuant to the terms of the settlement agreement. The parties have settled all claims and cross-claims in the litigation and the case was dismissed by the court on July 2, 2019.

11.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At September 30, 2019, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	AMOUNT UTILIZED IN CURRENT YEAR	AMOUNT EXPIRED IN CURRENT YEAR	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*

AlphaTrak 500 Fund	$1,277,145	$11,340,051	$—	$—

Floating Rate Income Fund	—	—	—	1,774,429

High Yield Bond Fund	4,109,489	—	—	74,502,190

Intermediate Bond Fund	1,344,987	—	20,396,478	3,552,876

Low Duration Bond Fund	1,876,208	42,081,240	14,924,352	61,286,771

Strategic Income Fund	—	41,345,040	12,034	21,572

Total Return Bond Fund	148,036,888	—	1,448,532,077	113,389,593

Ultra Short Bond Fund	—	10,083,524	564,706	4,859,839

Unconstrained Bond Fund	—	—	830,022	1,977,075

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

Semi-Annual Report September 2019 / 290

Notes to Financial Statements (Continued)

Tax Basis of Distributable Income:

As of September 30, 2019, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Undistributed ordinary income (inclusive of short-term gains)	$12,244	$10,284	$83,432	$284,140	$2,249,832	$419,181
Undistributed long-term gains	—	2,635	—	—	—	—
Other temporary differences	(892)	—	—	(662,353)	(181,092)	(60,314)
Accumulated capital loss carryforwards and post-October losses	—	—	—	(1,774,429)	(74,502,190)	(23,949,354)
Net unrealized appreciation/
(depreciation)	(25,459)	52,662	158,477	(2,634,345)	(28,016,402)	6,052,726

Total accumulated earnings/(losses)	$(14,107)	$65,581	$241,909	$(4,786,987)	$(100,449,852)	$(17,537,761)

	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Undistributed ordinary income (inclusive of short-term capital gains)	$43,595	$—	$547,122	$33,304,755	$29,164	$—
Other temporary differences	—	(1,496,233)	(472,873)	(16,245,303)	(8,290)	(9,955,411)
Accumulated capital loss carryforwards and post-October losses	—	(76,211,123)	(33,606)	(1,561,921,670)	(5,424,545)	(2,807,097)
Net unrealized appreciation/ (depreciation)	66,623	5,596,569	(1,750,133)	702,076,220	67,530	(7,562,369)

Total accumulated earnings/(losses)	$110,218	$(72,110,787)	$(1,709,490)	$(842,785,998)	$(5,336,141)	$(20,324,877)

Permanent differences incurred during the fiscal year ended March 31, 2019, resulting from differences in book and tax accounting have been reclassified at year-end as follows:

FUND	INCREASE/(DECREASE) ACCUMULATED EARNINGS/(LOSS)	INCREASE/(DECREASE) PAID-IN-CAPITAL

AlphaTrak 500 Fund	$11,340,051	$(11,340,051)

High Yield Bond Fund	(532,153)	532,153

Low Duration Bond Fund	42,156,237	(42,156,237)

Strategic Income Fund	41,345,040	(41,345,040)

Ultra Short Bond Fund	10,083,524	(10,083,524)

Unconstrained Bond Fund	22,476	(22,476)

The permanent differences are due to investments in swaps, foreign currency, the U.S. subsidiary, expired capital loss carryforwards and redesignation of dividends paid.

Tax Basis of Distributions to Shareholders:

291 / Semi-Annual Report September 2019

Notes to Financial Statements (Continued)

	ALPHATRAK 500 FUND		CORPORATE BOND FUND
	MARCH 31, 2019	MARCH 31, 2018	MARCH 31, 2019
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$404,612	$172,470	$92,911
Total taxable distributions	$404,612	$172,470	$92,911

	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND
	MARCH 31, 2019	MARCH 31, 2019	MARCH 31, 2018
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$73,147	$12,044,339	$9,097,841
Total taxable distributions	$73,147	$12,044,339	$9,097,841

	HIGH YIELD BOND FUND		INTERMEDIATE BOND FUND
	MARCH 31, 2019	MARCH 31, 2018	MARCH 31, 2019	MARCH 31, 2018
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$22,898,195	$26,729,019	$19,975,909	$21,257,599
Total taxable distributions	$22,898,195	$26,729,019	$19,975,909	$21,257,599

	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND
	MARCH 31, 2019	MARCH 31, 2019	MARCH 31, 2018
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$269,172	$57,080,447	$47,578,780
Return of Capital	—	74,997	—

Total taxable distributions	$269,172	$57,155,444	$47,578,780

	STRATEGIC INCOME FUND		TOTAL RETURN BOND FUND
	MARCH 31, 2019	MARCH 31, 2018	MARCH 31, 2019	MARCH 31, 2018
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$4,012,968	$3,883,583	$2,110,133,981	$1,745,362,589
Total taxable distributions	$4,012,968	$3,883,583	$2,110,133,981	$1,745,362,589

	ULTRA SHORT BOND FUND		UNCONSTRAINED BOND FUND
	MARCH 31, 2019	MARCH 31, 2018	MARCH 31, 2019	MARCH 31, 2018
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$2,419,646	$1,586,800	$116,943,189	$105,370,055
Net long-term capital gains	—	—	—	3,040,227
Return of Capital	—	—	22,476	—

Total taxable distributions	$2,419,646	$1,586,800	$116,965,665	$108,410,282

Semi-Annual Report September 2019 / 292

Notes to Financial Statements (Concluded)

Tax Cost

As of September 30, 2019, gross unrealized appreciation/(depreciation) based on cost for federal income tax purposes were as follows:

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLEXIBLE INCOME FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Tax Cost	$36,806,355	$2,176,693	$7,134,501	$251,502,101	$490,516,103	$803,926,776

Gross unrealized appreciation	259,200	184,959	237,547	1,286,807	8,727,776	14,781,670
Gross unrealized (depreciation)	(297,062)	(48,457)	(298,269)	(3,294,919)	(36,605,929)	(4,720,966)

Net unrealized appreciation/ (depreciation)	$(37,862)	$136,502	$(60,722)	$(2,008,112)	$(27,878,153)	$10,060,704

	INVESTMENT GRADE CREDIT FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Tax Cost	$6,174,459	$2,067,866,193	$82,347,208	$85,637,383,843	$104,952,417	$3,274,502,984

Gross unrealized appreciation	268,026	24,641,940	3,974,706	2,088,071,767	406,389	102,938,982
Gross unrealized (depreciation)	(294,172)	(13,922,240)	(5,087,434)	(410,730,449)	(525,447)	(79,063,517)

Net unrealized appreciation/ (depreciation)	$(26,146)	$10,719,700	$(1,112,728)	$1,677,341,318	$(119,058)	$23,875,465

12.	COMMITTED LINE OF CREDIT

The Funds have entered into a $350,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”) for temporary borrowing purpose with an expiration date of October 9, 2020. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.15%. There were no borrowings from the line of credit as of or during the six months ended September 30, 2019. The Funds pay the Bank a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

13.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

14.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB released Accounting Standards Update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting — Chapter 8 Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management is currently evaluating the impact of the ASU to the financial statements.

293 / Semi-Annual Report September 2019

Approval of Investment Management Agreement by Trustees (Unaudited)

The Adviser provides investment advisory services to each Fund under an Investment Management Agreement dated February 6, 2013, as amended (the “Agreement”), between the Trust, on behalf of each Fund, and the Adviser. The Agreement was approved for a two-year initial term by the shareholders of each Fund then existing at a special meeting of shareholders held on November 28, 2012, which was adjourned until December 20, 2012 with respect to certain Funds. The Agreement was most recently amended on June 29, 2018 for the purpose of adding the Corporate Bond Fund, Flexible Income Fund and Investment Grade Credit Fund. Following the Agreement’s initial two-year term with respect to each Fund, the Agreement continues in effect from year-to-year with respect to each Fund, provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees of the Trust (the “Board”), and, in either event, by a majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”) casting votes in person at a meeting called for that purpose.

On September 16, 2019, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2020 through February 5, 2021 with respect to each Fund. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees met separately by telephone on August 27, 2019, and in person on September 15, 2019, with their independent legal counsel to review and discuss the information that had been requested on their behalf by their independent legal counsel and presented by the Adviser for their consideration. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed - During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by the Adviser, including reports on the Adviser’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request sent to the Adviser on their behalf. The information in the Adviser’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Adviser to its institutional clients, financial and profitability information regarding the Adviser, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to peer groups of mutual funds selected by Broadridge. After reviewing this information, the Trustees requested additional financial, profitability and service information from the Adviser, which the Adviser provided and the Trustees considered

Review process - The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Adviser’s representatives and in private sessions at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and Independent Trustees.

2. Nature, extent, and quality of services provided by the Adviser

The Board and the Independent Trustees considered the depth and quality of the Adviser’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the relatively low turnover rates of its key personnel; the overall resources available to the Adviser; and the ability of its organizational structure to address the growth in assets over the past several years. The Board and the Independent Trustees considered the ability of the Adviser to attract and retain well-qualified investment professionals, noting in particular the Adviser’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements. The Board and the Independent Trustees also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, and portfolio accounting. They noted the substantial additional resources made

Semi-Annual Report September 2019 / 294

Approval of Investment Management Agreement by Trustees (Unaudited) (Continued)

available by The TCW Group, Inc. (“TCW”), the parent company of the Adviser. The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Adviser’s institutional and sub-advised clients, as well as the Adviser’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Adviser and the Independent Trustees. The Adviser explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Adviser are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2019. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with the Adviser. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Trustees noted that each Fund’s performance was satisfactory over the relevant periods and in some cases very favorable, particularly over longer periods, which the Board and the Independent Trustees believe are generally the most relevant. The Board and the Independent Trustees indicated their belief that the performance of each Fund for periods where the Fund lagged its respective peer group average remained satisfactory when assessed on a risk-adjusted basis, in part because performance quintiles do not necessarily reflect the amount of risk employed by peer funds to achieve their returns. The Board and the Independent Trustees recognized the Adviser’s deliberate strategy to manage risk in light of its critical view of the fixed-income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Trustees believed that relative performance also should be considered in light of future market conditions expected by the Adviser. The Board and the Independent Trustees noted the Adviser’s view that longer term performance can be more meaningful for active fixed income funds such as the Funds because market cycles in fixed income are generally longer than three years. The Board and the Independent Trustees also considered data showing that the Funds generally experienced less volatility for many periods compared to other funds in the applicable peer groups.

For the Metropolitan West Total Return Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first (Class I)/second (Class M) quintile for the ten-year period, the third (Class I)/fourth (Class M) quintile for the five-year period, the fourth quintile for the three-year period and the second (Class I)/third (Class M) quintile for the one-year period.

For the Metropolitan West Unconstrained Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the five-year period, the third quintile for the three-year period and the first quintile for the one-year period. The Board and the Independent Trustees noted the substantially lower volatility for this Fund compared to the funds in the peer group.

For the Metropolitan West Low Duration Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the ten-year period, the third quintile for the five- and three-year periods and the second quintile for the one-year period.

For the Metropolitan West Intermediate Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the ten- and five-year periods, the second quintile for the three-year period and the first quintile for the one-year period.

For the Metropolitan West High Yield Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the ten-year period, the third quintile for the five- and three-year periods and the first quintile for the one-year period.

For the Metropolitan West Floating Rate Income Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the five-year period, the third quintile for the three-year period and the first quintile for the one-year period. The Board and the Independent Trustees noted the substantially lower volatility for this Fund compared to the funds in the peer group.

For the Metropolitan West Ultra Short Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the ten-year period, the fourth quintile for the five- and three-year periods and the fifth quintile for the one-year period. The Board and the Independent Trustees also considered that the peer group funds can have substantially longer dollar-weighted average maturities than would be permitted for this Fund, and those longer averages can result in higher performance under the prevailing market conditions over the applicable periods.

295 / Semi-Annual Report September 2019

Approval of Investment Management Agreement by Trustees (Unaudited) (Continued)

For the Metropolitan West Strategic Income Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the ten-year period, the second quintile for the five-year period, the third quintile for the three-year period and the first quintile for the one-year period. The Board and the Independent Trustees also considered the limitations of using the absolute return funds peer group for this Fund because of the significant differences in the strategies used by those funds.

For the Metropolitan West AlphaTrak 500 Fund, the Board and the Independent Trustees noted that the Fund was in the first quintile for the ten-, five- and three-year periods and the second quintile for the one-year period.

For the Investment Grade Credit Fund, the Board and the Independent Trustees noted that the Fund was in the first quintile for the period since the Fund’s inception on June 29, 2018.

For the Flexible Income Fund, the Board and the Independent Trustees noted that the Fund was in the first quintile for the period since the Fund’s inception on November 30, 2018.

For the Corporate Bond Fund, the Board and the Independent Trustees noted that the Fund was in the first quintile for the period since the Fund’s inception on June 29, 2018.

The Board and the Independent Trustees concluded that the Adviser was implementing each Fund’s investment objective(s) and that the Adviser’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees (which Broadridge defines to include advisory fee and administrative fee) and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense levels of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees observed that each Fund’s management fee was below or near the median of the peer group funds on a current basis, with the exception of the Strategic Income Fund. The Board and the Independent Trustees considered the Adviser’s view that the Broadridge peer group did not provide a suitable comparison for the Strategic Income Fund given the significant differences in the strategies used by the Fund as compared to those used by funds in the peer group. In particular, the Adviser’s view is that the Strategic Income Fund should instead be compared to private absolute return funds, which the Adviser views as that Fund’s closest relevant comparison and to which its fees and expenses compare very favorably. The Board and the Independent Trustees further noted that the AlphaTrak 500 Fund and the Strategic Income Fund each employ a fulcrum fee that adjusts upward from a basic fee only if the Fund has favorable performance against its specified benchmark (and adjusts downward in the case of unfavorable relative performance). The Board and the Independent Trustees noted that such a fee structure is designed so that the advisory fee payable to the Adviser by either Fund would be on the higher end of the fee range only if the Fund had favorable relative net performance and considered the appropriateness of the use of the AlphaTrak 500 Fund’s and the Strategic Income Fund’s respective benchmark indexes for these purposes, which the Adviser views as reasonable. The Board and the Independent Trustees also noted the contractual expense limitations to which the Adviser has agreed with respect to each Fund and that the Adviser historically has absorbed any expenses in excess of these limits. They noted that although the Adviser may recoup, and has recouped in the past, certain fees and/or expenses previously waived or reimbursed for certain Funds, such recoupment is permitted only if it does not cause the applicable Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. The Board and the Independent Trustees concluded that the competitive fees charged by the Adviser, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Adviser to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Adviser to the Funds and the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

Semi-Annual Report September 2019 / 296

Approval of Investment Management Agreement by Trustees (Unaudited) (Concluded)

5. The Adviser’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs, such as personnel compensation costs, which constitute the Adviser’s largest operating cost. The Board and the Independent Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Adviser’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Adviser believed supported its view that the Adviser’s profitability was reasonable. Based on their review, the Board and the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Adviser’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. For example, the largest Fund, the Total Return Bond Fund, is one of the largest mutual funds in its peer group, but its actual management fees and total expenses remain at or below the peer group median. The Board and the Independent Trustees recognized the benefits of the Adviser’s substantial past and on-going investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal and compliance programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Trustees also noted the Adviser’s explanation of the increased resources required to manage the Funds as a result of both asset growth and increased competitive pressures. The Board and the Independent Trustees further noted the Adviser’s past subsidies of the Funds’ operating expenses when they were newer and smaller and the Adviser’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to mutual funds. The Board and the Independent Trustees concluded that the Adviser was satisfactorily sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Trustees also considered other actual and potential financial benefits to the Adviser or its affiliates. In particular, they noted that the Adviser does not have any affiliates that materially benefit from the Adviser’s relationship to the Funds except through TCW’s ownership of the Adviser. They noted that the principal underwriter for the Funds’ shares is affiliated with the Adviser but does not derive a profit from that role. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Adviser from its relationships with the Funds are reasonably related to the services provided by the Adviser to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

297 / Semi-Annual Report September 2019

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Metropolitan West Funds

Privacy Policy

The TCW Group, Inc. and Subsidiaries TCW Investment Management Company LLC TCW Asset Management Company LLC Metropolitan West Asset Management, LLC

TCW Funds, Inc.	Sepulveda Management LLC
TCW Strategic Income Fund, Inc.	TCW Direct Lending LLC
Metropolitan West Funds	TCW Direct Lending VII LLC

Effective May 2018

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the U.S. Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC and TCW Direct Lending VII LLC (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

299 / Semi-Annual Report September 2019

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

•

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

•

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC and TCW Direct Lending VII LLC.

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC	TCW STRATEGIC INCOME FUND, INC.

TCW FUNDS, INC.	METROPOLITAN WEST FUNDS

SEPULVEDA MANAGEMENT LLC	TCW DIRECT LENDING LLC

TCW DIRECT LENDING VII LLC

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017 | email: privacy@tcw.com

Semi-Annual Report September 2019 / 300

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MetWest Funds

865 South Figueroa Street

Los Angeles, California 90017

800 241 4671

www.TCW.com

Board of Trustees

Andrew Tarica

Laird R. Landmann

Peter McMillan

Martin Luther King, III

Ronald J. Consiglio

Robert G. Rooney

Patrick C. Haden

Patrick Moore

Officers

David Lippman

President and Principal Executive Officer

David S. DeVito

Treasurer, Chief Financial Officer and

Principal Accounting Officer

Jeffrey Engelsman

Chief Compliance Officer

Adviser

Metropolitan West Asset Management, LLC

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Fund Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

For Additional Information about the MetWest Funds call:

(213) 244-0000 or (800) 241-4671 (toll-free)

www.TCW.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds’ voted proxies relating to portfolio’s securities during the most recent 12 month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at www.sec.gov

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and is available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 241-4671 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

FUNDap 11/2019

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)* /s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date 12/4/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date 12/4/2019

By (Signature and Title)* /s/ David S. DeVito
David S. DeVito, Treasurer, Principal Financial Officer and Principal Accounting Officer
(principal financial officer)

Date 12/4/2019

* Print the name and title of each signing officer under his or her signature.